Wells Fargo Alternative Risk Premia Fund	Consolidated portfolio of investments — September 30, 2020 (unaudited)

		Yield		Shares	Value
Short-Term Investments : 91.83%

Investment Companies : 41.15%
Wells Fargo Government Money Market Fund Select Class (l)(u)*		0.05%		40,359,908	$40,359,908

			Maturity date	Principal
U.S. Treasury Securities : 50.68%
U.S. Treasury Bill (z)#		0.10	12-10-2020	$8,800,000	8,798,289
U.S. Treasury Bill (z)		0.12	1-14-2021	30,000,000	29,990,594
U.S. Treasury Bill (z)		0.10	1-28-2021	10,919,000	10,915,255

					49,704,138

Total Short-Term Investments (Cost $90,062,567)					90,064,046

Total investments in securities (Cost $90,062,567)	91.83%				90,064,046

Other assets and liabilities, net	8.17				8,012,566

Total net assets	100.00%				$98,076,612

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Forward Foreign Currency Contracts

Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
10,553,000	GBP	13,727,828	USD	Goldman Sachs	10-21-2020	$0	$(109,453)
4,847,775	USD	42,436,000	SEK	Goldman Sachs	10-21-2020	108,517	0
516,958	USD	395,659,000	CLP	Goldman Sachs	10-21-2020	12,884	0
6,318,000	NZD	4,218,402	USD	Goldman Sachs	10-21-2020	0	(38,731)
16,739,000	EUR	19,798,889	USD	Goldman Sachs	10-21-2020	0	(165,554)
28,044,000	ZAR	1,681,358	USD	Goldman Sachs	10-21-2020	0	(10,914)
26,052,000	CAD	19,787,030	USD	Goldman Sachs	10-21-2020	0	(220,657)
1,179,207,000	JPY	11,107,148	USD	Goldman Sachs	10-21-2020	76,196	0
38,008,000	MXN	1,757,171	USD	Goldman Sachs	10-21-2020	0	(42,028)
18,979,146,000	IDR	1,278,057	USD	Goldman Sachs	10-21-2020	0	(4,778)
294,924,000	INR	4,003,312	USD	Goldman Sachs	10-21-2020	0	(12,237)
9,591,116	USD	7,482,000	GBP	Goldman Sachs	10-21-2020	0	(64,212)
4,705,000	CZK	209,839	USD	Goldman Sachs	10-21-2020	0	(5,962)
8,838,888	USD	8,057,000	CHF	Goldman Sachs	10-21-2020	86,654	0
6,114,863	USD	8,403,000	AUD	Goldman Sachs	10-21-2020	95,964	0
838,432	USD	253,068,000	HUF	Goldman Sachs	10-21-2020	22,365	0
1,121,827	USD	5,944,000	BRL	Goldman Sachs	10-21-2020	63,943	0
1,257,217	USD	4,725,000	PLN	Goldman Sachs	10-21-2020	34,787	0
540,922	USD	640,955,000	KRW	Goldman Sachs	10-21-2020	0	(7,127)
11,109,867	USD	100,226,000	NOK	Goldman Sachs	10-21-2020	364,445	0

						$865,755	$(681,653)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Natural Gas Futures*	18	10-28-2020	$533,349	$454,860	$0	$(78,489)
Gasoline RBOB Futures*	7	10-30-2020	322,205	347,390	25,185	0
Soybean Futures*	71	11-13-2020	3,202,812	3,633,425	430,613	0
London Metal Exchange Zinc Futures*	35	11-16-2020	2,108,695	2,097,375	0	(11,320)
Cotton #2 Futures*	78	12-8-2020	2,445,134	2,565,810	120,676	0
TOPIX Index	9	12-10-2020	1,360,761	1,387,143	26,382	0
10-Year Japanese Treasury Bonds	25	12-14-2020	35,997,942	36,056,986	59,044	0
KC Hard Red Winter Wheat Futures*	68	12-14-2020	1,604,729	1,733,150	128,421	0
London Metal Exchange Lead Futures*	4	12-14-2020	191,469	182,225	0	(9,244)
London Metal Exchange Nickel Futures*	17	12-14-2020	1,517,059	1,480,530	0	(36,529)
Soybean Oil Futures*	167	12-14-2020	3,230,809	3,319,626	88,817	0
Wheat Futures*	80	12-14-2020	2,020,587	2,312,000	291,413	0
Cocoa Futures*	142	12-15-2020	3,504,452	3,615,320	110,868	0
London Metal Exchange Copper Futures*	26	12-16-2020	4,342,837	4,338,588	0	(4,249)
S&P/TSX 60 Index	7	12-17-2020	1,011,508	1,010,927	0	(581)
10-Year Canadian Treasury Bonds	149	12-18-2020	16,992,341	16,987,488	0	(4,853)
Coffee C Futures*	63	12-18-2020	3,057,170	2,621,194	0	(435,976)
DAX Index	3	12-18-2020	1,153,437	1,123,705	0	(29,732)
MSCI Emerging Markets Index	16	12-18-2020	880,363	870,800	0	(9,563)
NASDAQ 100 E-Mini Index	4	12-18-2020	883,915	912,580	28,665	0
Russell 2000 E-Mini Index	10	12-18-2020	744,677	752,200	7,523	0
S&P 500 E-Mini Index	6	12-18-2020	997,051	1,005,600	8,549	0
10-Year U.S. Treasury Notes	53	12-21-2020	7,376,249	7,395,156	18,907	0
Gold 100 Ounces Futures*	7	12-29-2020	1,376,427	1,326,850	0	(49,577)
Long Gilt Bonds	197	12-29-2020	34,580,881	34,598,998	18,117	0
Silver Futures*	8	12-29-2020	1,088,252	939,760	0	(148,492)
Sugar #11 Futures*	110	2-26-2021	1,551,516	1,664,432	112,916	0
Short
CAC 40 Index	(18)	10-16-2020	(1,062,658)	(1,013,208)	49,450	0
WTI Crude Futures*	(21)	10-20-2020	(805,491)	(844,620)	0	(39,129)
Natural Gas Futures*	(56)	10-28-2020	(1,580,100)	(1,415,120)	164,980	0
Hang Seng Index	(7)	10-29-2020	(1,046,165)	(1,058,122)	0	(11,957)
NY Harbor Ultra-Low Sulfur Diesel Futures*	(37)	10-30-2020	(1,830,931)	(1,790,519)	40,412	0
Brent Crude Futures*	(32)	10-30-2020	(1,320,250)	(1,353,600)	0	(33,350)
Low Sugar Gas Oil Futures*	(63)	11-12-2020	(2,190,363)	(2,102,625)	87,738	0
London Metal Exchange Aluminium Futures*	(44)	11-16-2020	(1,959,059)	(1,927,475)	31,584	0
London Metal Exchange Zinc Futures*	(10)	11-16-2020	(632,391)	(599,250)	33,141	0
Euro-Bund Futures	(345)	12-8-2020	(70,033,767)	(70,592,497)	0	(558,730)
Soybean Meal Futures*	(111)	12-14-2020	(3,314,261)	(3,805,080)	0	(490,819)
Corn Futures*	(84)	12-14-2020	(1,376,036)	(1,591,800)	0	(215,764)
10-Year Australian Treasury Bonds	(117)	12-15-2020	(12,392,837)	(12,519,301)	0	(126,464)
SPI 200 Index	(10)	12-17-2020	(1,042,478)	(1,038,920)	3,558	0
Euro STOXX 50 Index	(27)	12-18-2020	(1,044,751)	(1,011,097)	33,654	0
FTSE 100 Index	(15)	12-18-2020	(1,159,637)	(1,130,636)	29,001	0
Live Cattle Futures*	(80)	12-31-2020	(3,516,964)	(3,595,200)	0	(78,236)

					$1,949,614	$(2,373,054)

*	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$7,855,265	$83,109,550	$(50,604,907)	$0	$0	$4,214	$40,359,908	41.15%

Swaps

Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap†	Goldman Sachs International	Monthly	2-1-2024	$9,594,352	$9,736,348	$141,996	$0

†

The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.

The following table represents the component disclosures associated with the synthetic total return swap basket as of the end of the period.

Reference asset	Shares	Value	% of swap basket value
Long positions
Common Stocks
Communication Services
Diversified Telecommunication Services
Elisa Oyj	2,551	$149,974	1.54%
Iliad SA	1,447	265,427	2.73
Spark New Zealand Limited	68,468	213,639	2.19
Swisscom AG	516	273,353	2.81
Entertainment
Electronic Arts Incorporated	2,763	360,320	3.70
Interactive Media & Services
Auto Trader Group plc	14,108	102,426	1.05
Media
Cable One Incorporated	52	98,040	1.01
Discovery Communications Incorporated Class C	9,774	191,568	1.97
Discovery Incorporated Class A	5,625	122,454	1.26
Fox Corporation Class B	5,099	142,617	1.46
ITV plc	421,737	367,649	3.78
Quebecor Incorporated Class B	11,800	295,186	3.03
		2,582,653

Consumer Discretionary
Auto Components
Toyoda Gosei Company Limited	17,100	392,633	4.03
Hotels, Restaurants & Leisure
Domino’s Pizza Incorporated	593	252,190	2.59
McDonald’s Holdings Company Japan Limited	2,000	97,275	1.00
Specialty Retail
Yamada Denki Company Limited	19,800	98,740	1.01
Textiles, Apparel & Luxury Goods
Pandora AS	1,450	104,598	1.07
Ralph Lauren Corporation	1,760	119,624	1.23
		1,065,060

Consumer Staples
Beverages
Brown-Forman Corporation Class B	2,628	197,939	2.03
Coca-Cola Amatil Limited	33,404	228,644	2.35
ITO EN Limited	9,000	641,861	6.59
Food & Staples Retailing
Empire Company Limited Class A	4,900	142,228	1.46
Sundrug Company Limited	2,900	109,314	1.12
The Kroger Company	12,109	410,615	4.22
William Morrison Supermarkets plc	93,134	204,422	2.10
Food Products
Archer Daniels Midland Company	2,393	111,250	1.14
Campbell Soup Company	2,741	132,581	1.36
Kellogg Company	1,795	115,938	1.19
WH Group Limited	243,500	198,624	2.04
Yamazaki Baking Company Limited	9,900	172,566	1.77
Household Products
The Clorox Company	1,620	340,472	3.50
Tobacco
Swedish Match AB	2,874	234,991	2.41
		3,241,445

Energy
Oil, Gas & Consumable Fuels
Ampol Limited	21,504	371,128	3.81
Iwatani International Corporation	2,800	104,977	1.08
Koninklijke Vopak NV	2,147	120,977	1.24
Parkland Corporation	9,400	248,561	2.55
		845,643

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Financials
Banks
Aozora Bank Limited	11,700	$194,271	2.00
Banque Cantonale Vaudoise	1,847	187,435	1.93
Fukuoka Financial Group Incorporated	21,800	366,412	3.76
Raiffeisen Bank International AG	6,420	98,263	1.01
Seven Bank Limited	100,300	243,081	2.50
Capital Markets
CI Financial Corporation	16,800	213,098	2.19
FactSet Research Systems Incorporated	561	187,867	1.93
SEI Investments Company	4,165	211,248	2.17
Diversified Financial Services
Sofina SA	517	141,142	1.45
Insurance
Admiral Group plc	3,181	107,279	1.10
iA Financial Corporation	3,200	111,388	1.14
		2,061,484

Health Care
Biotechnology
Alexion Pharmaceuticals Incorporated	1,260	144,181	1.48
Biogen Incorporated	762	216,163	2.22
Genus plc	2,694	133,599	1.37
Regeneron Pharmaceuticals Incorporated	272	152,259	1.56
Vertex Pharmaceuticals Incorporated	1,252	340,693	3.50
Health Care Equipment & Supplies
Masimo Corporation	587	138,565	1.42
West Pharmaceutical Services Incorporated	710	195,177	2.00
Health Care Providers & Services
AmerisourceBergen Corporation	2,874	278,546	2.86
Molina Healthcare Incorporated	730	133,617	1.37
Life Sciences Tools & Services
Bio-Rad Laboratories Incorporated Class A	848	437,104	4.49
Pharmaceuticals
Novo Nordisk AS Class B	2,439	168,984	1.74
Orion Oyj Class B	4,300	194,817	2.00
		2,533,705

Industrials
Building Products
A.O. Smith Corporation	2,370	125,133	1.29
Commercial Services & Supplies
Toppan Printing Company Limited	13,600	192,234	1.97
Construction & Engineering
Shimizu Corporation	18,400	138,517	1.42
Industrial Conglomerates
DCC plc	1,886	145,995	1.50
Machinery
Epiroc AB Class B	9,420	130,755	1.34
Schindler Holding AG	675	184,261	1.89
Professional Services
Adecco SA	6,852	361,547	3.71
Randstad Holdings NV	4,235	220,835	2.27
Robert Half International Incorporated	6,799	359,938	3.70
Road & Rail
J.B. Hunt Transport Services Incorporated	2,370	299,520	3.08
Knight-Swift Transportation Holdings Incorporated	2,947	119,942	1.23
Nippon Express Company Limited	5,200	303,435	3.12
Old Dominion Freight Line Incorporated	1,384	250,392	2.57
Transportation Infrastructure
Nippon Steel Trading Corporation	3,500	99,982	1.03
Kamigumi Company Limited	20,000	394,101	4.05
		3,326,587

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Information Technology
Communications Equipment
F5 Networks Incorporated	1,123	$137,868	1.42
Electronic Equipment, Instruments & Components
CDW Corporation of Delaware	1,206	144,151	1.48
Venture Corporation Limited	12,600	178,906	1.84
IT Services
Booz Allen Hamilton Holding Corporation	5,146	427,014	4.39
Itochu Techno-Solutions Corporation	5,100	193,470	1.99
Jack Henry & Associates Incorporated	652	106,008	1.09
Leidos Holdings Incorporated	2,735	243,824	2.50
Otsuka Corporation	5,400	275,946	2.83
Software
Cadence Design Systems Incorporated	1,199	127,848	1.31
Citrix Systems Incorporated	1,621	223,227	2.29
NortonLifeLock Incorporated	8,852	184,475	1.89
Tyler Technologies Incorporated	517	180,205	1.85
VMware Incorporated Class A	1,229	176,569	1.81
Technology Hardware, Storage & Peripherals
Brother Industries Limited	8,200	130,435	1.34
		2,729,946

Materials
Chemicals
Air Water Incorporated	8,100	109,549	1.13
Daicel Corporation	38,600	278,210	2.86
Mitsui Chemicals Incorporated	5,100	123,263	1.27
Teijin Limited	19,800	307,064	3.15
Tosoh Corporation	19,200	311,729	3.20
Umicore SA	2,401	99,867	1.03
Construction Materials
Taiheiyo Cement Corporation	8,600	219,588	2.26
Containers & Packaging
Avery Dennison Corporation	1,333	170,406	1.75
Packaging Corporation of America	1,506	164,224	1.69
Metals & Mining
Aurubis AG	1,539	104,697	1.08
Newmont Corporation	3,224	204,562	2.10
Steel Dynamics Incorporated	9,315	266,687	2.74
		2,359,846

Real Estate
Equity REITs
Canadian Apartment Properties	11,900	415,119	4.26
Dexus Property Group	18,599	119,123	1.22
Iron Mountain Incorporated	5,159	138,208	1.42
Mapletree Commercial Trust	263,500	378,534	3.89
Mapletree Logistics Trust	159,700	240,549	2.47
Segro plc	27,183	326,671	3.36
Vornado Realty Trust	7,810	263,273	2.70
Real Estate Management & Development
Kerry Properties Limited	87,500	225,031	2.31
Lendlease Corporation Limited	15,387	122,914	1.26
		2,229,422

Utilities
Electric Utilities
NRG Energy Incorporated	11,413	350,834	3.60
The Chugoku Electric Power Company Incorporated	54,900	686,402	7.05
The Okinawa Electric Power Company Incorporated	6,800	106,529	1.09
Tohoku Electric Power Company Incorporated	35,600	356,784	3.66
Independent Power & Renewable Electricity Producers
Uniper SE	5,439	175,562	1.80
Multi-Utilities
AGL Energy Limited	11,909	116,279	1.19
ATCO Limited Class I	11,500	332,416	3.41

Reference asset		Shares	Value	% of swap basket value
Long positions (continued)
Multi-Utilities (continued)
Canadian Utilities Limited Class A		5,800	$138,336	1.42
Water Utilities
Severn Trent plc		5,548	174,677	1.79
			2,437,819

	Dividend yield
Preferred Stock
Materials
Chemicals
Fuchs Petrolub SE	2.13%	8,628	438,697	4.51

Short positions
Common Stocks
Communication Services
Diversified Telecommunication Services
Singapore Telecommunications		(340,800)	(533,377)	(5.48)
Telenor ASA		(15,514)	(260,461)	(2.68)
Media
Dentsu Incorporated		(8,700)	(256,794)	(2.64)
The Walt Disney Company		(2,107)	(261,437)	(2.69)
Wireless Telecommunication Services
Rogers Communications Incorporated Class B		(3,500)	(138,838)	(1.43)
Vodafone Group plc		(87,947)	(116,567)	(1.20)
			(1,567,474)

Consumer Discretionary
Auto Components
Continental AG		(3,257)	(352,956)	(3.63)
Automobiles
Daimler AG		(6,168)	(332,733)	(3.42)
Nissan Motor Company Limited		(45,700)	(161,622)	(1.66)
Toyota Motor Corporation		(6,300)	(418,131)	(4.29)
Hotels, Restaurants & Leisure
Oriental Land Company Limited		(1,100)	(154,270)	(1.58)
Internet & Direct Marketing Retail
Prosus NV		(1,378)	(127,193)	(1.31)
Rakuten Incorporated		(14,700)	(158,510)	(1.63)
Leisure Products
Sankyo Company Limited		(7,500)	(196,391)	(2.02)
Specialty Retail
Fast Retailing Company Limited		(500)	(314,211)	(3.23)
Sanrio Company Limited		(5,900)	(106,465)	(1.09)
Textiles, Apparel & Luxury Goods
Compagnie Financière Richemont SA		(5,631)	(378,081)	(3.88)
EssilorLuxottica SA		(1,093)	(148,797)	(1.53)
			(2,849,360)

Consumer Staples
Beverages
Anheuser Busch InBev SA		(6,397)	(344,417)	(3.54)
Diageo plc		(4,945)	(169,854)	(1.74)
Food Products
Danone		(4,281)	(277,302)	(2.85)
Household Products
The Procter & Gamble Company		(1,848)	(256,854)	(2.64)
Tobacco
Altria Group Incorporated		(7,533)	(291,075)	(2.99)
			(1,339,502)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Energy
Oil, Gas & Consumable Fuels
Bp plc	(79,153)	$(228,909)	(2.35)
Concho Resources Incorporated	(4,470)	(197,216)	(2.03)
The Williams Companies Incorporated	(5,383)	(105,776)	(1.09)
		(531,901)

Financials
Banks
HSBC Holdings plc	(52,427)	(205,108)	(2.11)
Japan Post Bank Company Limited	(72,900)	(568,606)	(5.84)
Mizuho Financial Group Incorporated	(49,880)	(622,586)	(6.39)
National Australia Bank Limited	(10,885)	(139,839)	(1.44)
Toronto Dominion Bank	(8,400)	(388,915)	(3.99)
Westpac Banking Corporation	(14,950)	(181,781)	(1.87)
Capital Markets
Blackstone Group Incorporated	(3,581)	(186,928)	(1.92)
Matsui Securities Company Limited	(12,100)	(108,864)	(1.12)
Consumer Finance
American Express Company	(1,500)	(150,375)	(1.54)
Diversified Financial Services
Berkshire Hathaway Incorporated Class B	(767)	(163,325)	(1.68)
Insurance
Cincinnati Financial Corporation	(2,165)	(168,805)	(1.73)
Insurance Australia Group	(64,498)	(204,098)	(2.10)
Japan Post Holdings Company Limited	(89,100)	(607,578)	(6.24)
Loews Corporation	(3,987)	(138,548)	(1.42)
Markel Corporation	(239)	(232,714)	(2.39)
QBE Insurance Group Limited	(26,337)	(163,817)	(1.68)
		(4,231,887)

Health Care
Biotechnology
Peptidream Incorporated	(4,600)	(215,872)	(2.22)
Health Care Equipment & Supplies
Alcon Incorporated	(4,142)	(234,834)	(2.41)
Pharmaceuticals
Bausch Health Cos Incorporated	(9,000)	(139,912)	(1.44)
Canopy Growth Corporation	(8,500)	(121,862)	(1.25)
Daiichi Sankyo Company Limited	(3,900)	(119,721)	(1.23)
Elanco Animal Health Incorporated	(3,961)	(110,631)	(1.14)
Novartis AG	(3,220)	(279,574)	(2.87)
		(1,222,406)

Industrials
Aerospace & Defense
The Boeing Company	(1,025)	(169,392)	(1.74)
Air Freight & Logistics
FedEx Corporation	(850)	(213,792)	(2.20)
Electrical Equipment
Nidec Corporation	(3,600)	(337,600)	(3.47)
Machinery
FANUC Corporation	(2,100)	(403,022)	(4.14)
Ingersoll Rand Incorporated	(3,931)	(139,944)	(1.44)
Road & Rail
Canadian National Railway Company	(1,700)	(181,050)	(1.86)

Reference asset		Shares	Value	% of swap basket value
Short positions (continued)
Road & Rail (continued)
Uber Technologies Incorporated		(10,208)	$(372,388)	(3.82)
Trading Companies & Distributo
Mitsubishi Corporation		(7,900)	(189,089)	(1.94)
			(2,006,277)

Information Technology
Electronic Equipment, Instruments & Components
Corning Incorporated		(3,082)	(99,888)	(1.03)
Keyence Corporation		(400)	(186,992)	(1.92)
Kyocera Corporation		(6,400)	(366,442)	(3.76)
IT Services
Fidelity National Information Service		(2,956)	(435,153)	(4.47)
Fiserv Incorporated		(1,675)	(172,609)	(1.77)
Global Payments Incorporated		(1,583)	(281,109)	(2.89)
Semiconductors & Semiconductor Equipment
Nxp Semiconductors NV		(1,080)	(134,795)	(1.38)
Broadcom Incorporated		(574)	(209,120)	(2.15)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise		(19,657)	(184,186)	(1.89)
Canon Incorporated		(28,700)	(476,034)	(4.89)
			(2,546,328)

Materials
Chemicals
Dow Incorporated		(2,940)	(138,327)	(1.42)
Dupont De Nemours Incorporated		(7,717)	(428,139)	(4.40)
Nutrien Limited		(11,400)	(446,993)	(4.59)
Metals & Mining
Alumina Limited		(98,000)	(97,649)	(1.00)
South32 Limited		(76,651)	(113,754)	(1.17)
Teck Resources Limited Class B		(12,800)	(178,222)	(1.83)
			(1,403,084)

Real Estate
Equity REITs
Link Reit Reit		(51,100)	(418,733)	(4.30)
British Land Company plc		(55,138)	(240,369)	(2.47)
Land Securities Group plc		(27,915)	(187,934)	(1.93)
Real Estate Management & Development
Hongkong Land Holdings Limited		(37,000)	(137,848)	(1.42)
Mitsubishi Estate Company Limited		(20,700)	(313,555)	(3.22)
			(1,298,439)

Utilities
Electric Utilities
Oge Energy Corporation		(8,332)	(249,877)	(2.57)

Exchange-Traded Funds
Industrials
Transportation Infrastructure
Transurban Group		(16,977)	(173,350)	(1.78)

	Dividend yield
Preferred Stock
Materials
Chemicals
Porsche Automobil Holding SE	4.51%	(1,807)	(107,502)	(1.10)

Abbreviations:

REIT    Real estate investment trust

Wells Fargo Alternative Risk Premia Fund (the “Fund”)

Notes to Consolidated Portfolio of investments – September 30, 2020 (unaudited)

The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2020, the Subsidiary had $78,117 in variation margin receivable related to open futures contracts representing 1.48% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2020, the Fund held $5,261,045 in the Subsidiary, representing 5.36% of the Fund’s net assets prior to consolidation.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodities, and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps. Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in an amount equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return basket swaps

The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$40,359,908	$0	$0	$40,359,908
U.S. Treasury securities	49,704,138	0	0	49,704,138
Futures contracts	1,949,614	0	0	1,949,614
Forward foreign currency contracts	0	865,755	0	865,755
Swap contracts	0	141,996	0	141,996

Total assets	$92,013,660	$1,007,751	$0	$93,021,411

Liabilities
Futures contracts	$2,373,054	$0	$0	$2,373,054
Forward foreign currency contracts	0	681,653	0	681,653

Total liabilities	$2,373,054	$681,653	$0	$3,054,707

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.70%

California : 90.86%

Airport Revenue : 10.28%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	$750,000	$836,621
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	955,000	1,080,707
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	860,505
Los Angeles CA Department of Airports AMT Series A	5.00	5-15-2032	10,000,000	13,211,500
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,743,250
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	7,104,540
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	3,035,925
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,963,113
Palm Springs CA Airport Passenger Facility Charge Revenue Palm Springs International Airport (BAM Insured)	5.00	6-1-2027	1,205,000	1,400,572
Port of Oakland Revenue Refunding Bond AMT Senior Lien Series P	5.00	5-1-2026	1,000,000	1,071,000
Port of Oakland Revenue Refunding Bond Intermediate Lien Series E	5.00	11-1-2023	200,000	228,000
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F ##	5.00	7-1-2021	2,585,000	2,659,190
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2022	2,590,000	2,773,631
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2023	2,585,000	2,869,686
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2024	1,760,000	2,018,245
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2027	750,000	928,290
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2028	1,000,000	1,257,460
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2029	1,000,000	1,276,380
San Francisco CA City and Refunding Bond AMT Second Series A	5.50	5-1-2028	250,000	280,048
San Francisco CA City and Refunding Bond AMT Second Series A	5.00	5-1-2025	740,000	792,644
San Francisco CA City and Refunding Bond AMT Second Series A	5.00	5-1-2030	3,850,000	4,096,092

				58,487,399

Education Revenue : 6.25%
California Municipal Finance Authority Revenue Anticipation Notes River Springs 144A##	4.00	6-15-2021	2,250,000	2,267,325
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	618,239
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	383,796
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	400,000	402,532
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	445,000	475,750
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,750,000	1,808,118
California Municipal Finance Authority Revenue Anticipation Notes Highlands Community 144A	4.00	11-15-2021	1,650,000	1,662,771
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	928,629
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2021	250,000	258,680
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	267,000
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	247,120

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00%	10-1-2024	$275,000	$309,870
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	316,910
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	351,552
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,705,000	1,833,591
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	1,320,000	1,333,226
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	140,000	144,918
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2021	205,000	208,128
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	500,000	539,575
California Statewide CDA California Baptist University Series A	5.13	11-1-2023	580,000	599,453
California Statewide CDA Refunding Bond California Baptist University Series A 144A	3.00	11-1-2022	1,300,000	1,301,235
California Statewide CDA School Facilities	5.88	7-1-2022	645,000	672,367
University of California Series AK	5.00	5-15-2048	10,000,000	11,240,300
University of California Series AR	5.00	5-15-2032	6,000,000	7,407,960

				35,579,045

GO Revenue : 21.74%
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2021	550,000	572,369
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2023	725,000	818,511
California	5.00	10-1-2021	6,795,000	7,125,373
California	5.00	11-1-2022	2,500,000	2,750,500
California	5.00	10-1-2023	8,400,000	9,599,856
California	5.25	10-1-2022	2,750,000	3,028,410
California Refunding Bond Various Purpose Bidding Group C (BAM Insured)	5.00	9-1-2027	8,500,000	10,692,830
California Series B	5.00	9-1-2023	10,730,000	12,220,934
California Statewide Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,275,985
California Statewide Series B (1 Month LIBOR +0.76%) ±	0.87	12-1-2031	2,500,000	2,500,625
California Statewide Series E (SIFMA Municipal Swap +0.43%) ±	0.55	12-1-2029	3,050,000	3,050,458
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2021	400,000	414,544
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	810,833
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2021	2,230,000	2,298,015
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2022	1,000,000	1,065,970
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2021	1,210,000	1,259,211
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,399,879
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,970,120
El Monte CA Union High School Refunding Bond	5.00	6-1-2021	1,315,000	1,356,488
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	543,540
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	912,001
Huntington Beach CA City School District Election of 2002	4.00	8-1-2021	505,000	521,347
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2021	320,000	330,003
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2022	200,000	213,764
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2023	195,000	220,800
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2024	150,000	176,297
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2025	170,000	206,508

2

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00%	8-1-2026	$235,000	$293,271
La Habra CA School District Refunding Bond	5.00	8-1-2021	805,000	837,530
Long Beach CA Harbor Revenue AMT Series C	5.00	5-15-2027	500,000	588,965
Los Angeles CA Unified School District Refunding Bond Series D	5.00	7-1-2023	6,180,000	6,995,945
Mount San Antonio Community College District CAB ¤	0.00	4-1-2022	10,000,000	9,956,700
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2021	950,000	983,659
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2022	750,000	804,398
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2023	755,000	844,060
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	808,695
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	698,700
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,852,728
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	616,890
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	956,441
Palomar Pomerado Health CA CAB Electric Series A (National Insured) ¤	0.00	8-1-2025	1,000,000	944,960
Redondo Beach CA Unified School Election of 2008 Series B	6.38	8-1-2034	670,000	874,437
Sacramento CA City Unified School Election of 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,834,305
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2026	2,430,000	2,498,672
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	485,000	519,741
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.25	8-1-2029	435,000	423,612
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.63	8-1-2031	850,000	833,408
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2029	1,000,000	1,227,490
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2031	875,000	1,072,050
San Gorgonio CA Memorial Healthcare Refunding Bond	4.00	8-1-2027	1,090,000	1,228,812
San Gorgonio CA Memorial Healthcare Refunding Bond	4.00	8-1-2030	580,000	657,819
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2021	275,000	284,235
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2022	500,000	535,810
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2023	1,000,000	1,103,900
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2021	345,000	352,549
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2022	425,000	445,137
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2023	405,000	434,213
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2024	420,000	459,841
Soledad CA Unified School District BAN ¤	0.00	8-1-2021	3,000,000	2,988,090
SouthWestern Community College District Refunding Bond	5.00	8-1-2021	2,710,000	2,820,216
Sweetwater CA Union High School District PFA Refunding Bond (BAM Insured)	5.00	8-1-2021	620,000	643,727
Vacaville CA Unified School District Series C (BAM Insured)	5.00	8-1-2022	675,000	735,345
Vallejo City CA Unified School District Refunding Bond Series A (National Insured)	5.90	2-1-2022	3,905,000	4,157,029

				123,648,551

Health Revenue : 9.64%
California HFFA Adventist Health System West Series B (U.S. Bank NA LOC) ø	0.09	9-1-2038	5,000,000	5,000,000
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	4,000,000	4,076,400
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,184,080
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,700,943
California HFFA Revenue Health Series A %%	5.00	6-1-2031	3,990,000	5,201,763
California HFFA Sutter Health Series A	5.00	11-15-2023	2,500,000	2,845,800

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
California Municipal Finance Authority Community Medical Centers Series A	5.00%	2-1-2023	$735,000	$807,037
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	567,360
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,169,140
California Municipal Finance Authority Revenue HealthRight 360 Series A 144A	5.00	11-1-2029	1,170,000	1,315,103
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2023	925,000	1,030,959
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B1	2.25	7-1-2025	2,200,000	2,207,414
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B2	2.00	7-1-2024	2,500,000	2,507,625
California Municipal Finance Authority Revenue Refunding Bond Community Medical Centers Series A	5.00	2-1-2022	1,000,000	1,056,430
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	2,008,908
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	478,976
California Statewide CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	920,512
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	0.12	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2021	500,000	521,685
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	429,124
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	564,200
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	593,020
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	608,400
California Statewide CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	288,468
California Statewide CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	350,940
California Statewide CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	293,743
California Statewide CDA Revenue Emanate Heath Series A	5.00	4-1-2028	755,000	966,430
California Statewide CDA Revenue Emanate Heath Series A	5.00	4-1-2029	795,000	1,036,219
California Statewide CDA Revenue Emanate Heath Series A	5.00	4-1-2031	1,465,000	1,914,521
California Statewide CDA Viamonte Senior Living Project Series B	3.00	7-1-2025	3,000,000	3,024,000
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2020	250,000	250,833
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2021	275,000	287,249
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	406,673
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	337,080
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	348,111
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	392,367
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	2,585,000	2,723,298
Sierra View CA Local Health Care District Revenue Refunding Bond	4.00	7-1-2023	500,000	540,970
Sierra View CA Local Health Care District Revenue Refunding Bond	4.00	7-1-2025	580,000	653,016
Sierra View CA Local Health Care District Revenue Refunding Bond	5.00	7-1-2027	630,000	763,447
Sierra View CA Local Health Care District Revenue Refunding Bond	5.00	7-1-2029	630,000	779,190
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2023	600,000	666,426

				54,817,860

4

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Housing Revenue : 5.91%
California Department of Veterans Affairs Home Purchase Series A	3.50	12-1-2021	$855,000	$873,408
California HFA Municipal Certificate of Participation Series 2 Class A	4.00%	3-20-2033	5,172,552	5,721,153
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	829,647
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50	6-1-2022	10,000,000	10,074,200
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,662,250
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,349,004
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	3,948,017
California Municipal Finance Authority Village Grove Apartments Series A (FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,032,620
California Statewide CDA Lancer Educational Student Housing Project Series A 144A	3.00	6-1-2029	750,000	704,445
FHLMC Multifamily Variable Rate Certificates Series M 057	2.40	10-15-2029	5,990,000	6,452,069

				33,646,813

Industrial Development Revenue : 0.62%
San Francisco CA City and County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,512,340

Miscellaneous Revenue : 10.90%
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2021	1,000,000	1,056,980
Brentwood CA Infrastructure Financing Authority Subordinate Bond Series B	4.00	9-2-2021	1,135,000	1,174,793
California	5.00	9-1-2022	2,240,000	2,448,454
California HFA Revenue Sanitary Francisco Supportive Housing	5.00	4-1-2029	630,000	824,708
California HFA Revenue Sanitary Francisco Supportive Housing	5.00	4-1-2031	730,000	987,551
California Infrastructure & Economic Development Bank Refunding Bond California Academy of Sciences Project Series C (1 Month LIBOR +0.38%) ±	0.49	8-1-2047	4,000,000	3,986,520
California Public Works Board Capital Project Series G	5.00	11-1-2020	3,000,000	3,011,730
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,644,075
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	548,025
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2021	200,000	210,962
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	218,530
California Statewide Community Monterey County Savers Bond (BAM Insured)	5.00	8-1-2027	2,185,000	2,753,887
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project	5.00	10-1-2021	720,000	754,193
Compton CA PFA Lease 144A	4.00	9-1-2022	1,040,000	1,055,111
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	2,048,740
Desert Sands CA Unified School District Certificate of Participation (BAM Insured)	5.00	3-1-2024	1,500,000	1,737,015
Golden Empire School California Financing Authority Refunding Bond Kern High School District	5.00	5-1-2021	1,000,000	1,027,480
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	9,681,442
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	899,040
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	988,083
Lodi CA PFA Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,307,163
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,958,517
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	2,030,813
Mountain HFA California Utility System Revenue Series A	5.00	12-1-2029	520,000	664,128
Mountain HFA California Utility System Revenue Series A	5.00	12-1-2030	710,000	897,532

5

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Mountain HFA California Utility System Revenue Series A	5.00%	12-1-2031	$745,000	$933,165
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District	4.00	9-2-2021	450,000	465,863
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2022	800,000	884,056
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2021	830,000	846,617
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2022	775,000	827,956
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2023	815,000	904,935
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2025	250,000	297,313
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2027	350,000	434,147
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2029	380,000	487,734
Santa Clara County CA Financing Capital Projects Series A	4.00	2-1-2024	6,000,000	6,294,060
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2021	125,000	129,838
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	178,608
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2023	1,280,000	1,464,909
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2024	715,000	849,213
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2025	1,575,000	1,933,313
Ventura County CA PFA Series B	5.00	11-1-2020	250,000	250,983
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2020	250,000	251,560
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2021	250,000	261,038
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	366,674

				61,977,454

Tax Revenue : 17.47%
California School Infrastructure Financing Agency Refunding Bond (AGM Insured)	5.00	9-1-2021	500,000	522,375
California Statewide Community Facilities District #2015-01	5.00	9-1-2027	450,000	511,893
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2020	775,000	775,000
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2021	855,000	895,424
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	654,978
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2021	2,425,000	2,518,848
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,754,918
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,953,523
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	2,074,387
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	1,983,354
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	767,983
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	290,000	289,136
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	677,388
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2021	250,000	261,115
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2022	250,000	271,903
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2021	3,170,000	3,298,100
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,592,037
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,157,205
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,147,750
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	4.00	10-1-2021	770,000	799,922
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	5.00	10-1-2022	3,015,000	3,291,264

6

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Hollister CA RDA Refunding Bond Hollister Community Development Project (BAM Insured)	5.00%	10-1-2026	$700,000	$819,049
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (BAM Insured)	5.00	5-1-2025	1,000,000	1,202,660
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2021	340,000	352,730
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	394,850
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	422,621
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2021	565,000	590,120
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	668,880
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	1,018,892
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	484,376
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	682,542
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	667,557
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	570,845
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	430,700
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	405,500
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	383,100
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2021	1,885,000	1,961,173
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,414,868
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	880,604
Poway CA Unified School District PFA (BAM Insured)	4.00	10-1-2020	300,000	300,000
Poway CA Unified School District PFA (BAM Insured)	4.00	10-1-2021	185,000	192,189
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,310,649
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2025	775,000	942,330
Rialto CA RDA Successor Agency to Merged Project Area	5.00	9-1-2022	475,000	515,660
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	953,726
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	456,208
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	384,675
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2021	500,000	518,470
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,191,207
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,933,938
Sacramento CA Transient Occupancy Tax Revenue Convention Center Complex Senior	5.00	6-1-2027	575,000	674,711
Sacramento CA Transportation Authority Sales Tax Refunding Bond Series A (Sumitomo Mitsui Banking Corporation LOC) ø	0.08	10-1-2038	10,500,000	10,500,000
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,715,616
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	406,429
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Subordinate Bond Series D 144A	3.00	8-1-2021	1,020,000	1,036,055
San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,493,128
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2021	270,000	282,083
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2022	250,000	273,365
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2021	1,775,000	1,831,214
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	2,006,106

7

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
San Pablo CA RDA Series B (AGM Insured)	5.00%	6-15-2023	$1,945,000	$2,181,415
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	2,036,649
Successor Agency to the Morgan Hill CA RDA Series A	5.00	9-1-2021	1,055,000	1,101,114
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	4.50	9-1-2025	160,000	183,155
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2021	310,000	323,668
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2022	300,000	327,858
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2023	265,000	301,989
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2025	150,000	175,865
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2022	445,000	483,257
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2023	470,000	531,697
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	260,633
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	520,384
Tracy CA Community Facilities District	4.00	9-1-2021	140,000	143,577
Tracy CA Community Facilities District	4.00	9-1-2022	180,000	189,189
Tracy CA Community Facilities District	4.00	9-1-2024	135,000	147,834
Tracy CA Community Facilities District	4.00	9-1-2025	155,000	172,577
Tracy CA Community Facilities District	5.00	9-1-2028	425,000	499,180
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,820,000	1,821,620
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2029	500,000	651,495
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2030	500,000	654,390
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2031	400,000	520,312
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,211,580
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,132,690
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2021	600,000	626,280
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2022	1,050,000	1,138,410
Val Verde CA Unified School District (BAM Insured)	4.00	10-1-2020	350,000	350,000
Val Verde CA Unified School District (BAM Insured)	4.00	10-1-2021	375,000	389,074
Val Verde CA Unified School District (BAM Insured)	5.00	10-1-2022	665,000	725,934
Western Placer CA Unified School District Special Tax BAN Community Facilities	2.00	6-1-2025	2,000,000	2,068,320
Western Placer CA Unified School District Special Tax BAN Community Facilities	2.00	6-1-2025	5,000,000	5,149,350
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	911,933

				99,398,758

Tobacco Revenue : 1.40%
California County CA Tobacco Securitization Agency Settlement Revenue Sonoma County Securitization	5.00	6-1-2029	500,000	649,685
California County CA Tobacco Securitization Agency Settlement Revenue Sonoma County Securitization	5.00	6-1-2030	200,000	263,172
California County CA Tobacco Securitization Agency Settlement Revenue Sonoma County Securitization	5.00	6-1-2031	225,000	295,013
California County CA Tobacco Securitization Agency Settlement Revenue Sonoma County Securitization	5.00	6-1-2032	250,000	325,618
California County CA Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2030	450,000	596,898

8

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco Revenue (continued)
California County CA Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00%	6-1-2031	$550,000	$721,985
California County CA Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2032	300,000	389,739
California County CA Tobacco Securitization Agency Settlement Subordinate Refunding Bond Series B1	1.75	6-1-2030	750,000	755,970
Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A1	5.00	6-1-2026	3,000,000	3,642,540
Tobacco Securitization Authority Tobacco Settlement Revenue Refunding Bond Asset Backed Senior Series B1 Class 2	2.25	6-1-2029	290,000	313,534

				7,954,154

Utilities Revenue : 2.91%
Southern California Public Authority Power Project Revenue Various Refunding Bond Magnolia Power Project A (U.S. Bank NA LOC) ø	0.09	7-1-2036	5,000,000	5,000,000
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	2.25	7-1-2040	6,000,000	6,010,440
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00	7-1-2027	1,000,000	1,036,280
Southern California Public Power Authority Refunding Bond Canyon Power Project Series B (SIFMA Municipal Swap +0.25%) ±	0.37	7-1-2040	4,000,000	3,997,160
Walnut CA Energy Center Authority Refunding Bond Series A	5.00	1-1-2021	500,000	506,015

				16,549,895

Water & Sewer Revenue : 3.74%
Eastern California Municipal Water District Refunding Bond Series C (SIFMA Municipal Swap +0.25%) ±	0.37	7-1-2046	3,000,000	2,998,560
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2021	1,250,000	1,303,575
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2022	1,250,000	1,361,775
Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2020	140,000	141,067
Middle Fork CA Project Finance Authority Revenue Refunding Bond	5.00	4-1-2029	3,525,000	4,332,578
Oxnard CA Financing Authority Refunding Bond (AGM Insured)	5.00	6-1-2021	735,000	758,748
San Francisco City & County CA Public Utilities Commission Series C Green Bond	2.13	10-1-2048	10,000,000	10,361,300

				21,257,603

				516,829,872

Guam : 0.95%

Airport Revenue : 0.25%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	582,476
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	827,670

				1,410,146

Miscellaneous Revenue : 0.70%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00	10-1-2023	3,840,000	3,999,629

				5,409,775

Illinois : 4.09%

Miscellaneous Revenue : 1.89%
Illinois State Refunding Bond	5.00	2-1-2025	10,000,000	10,783,400

9

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 2.20%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00%	12-15-2025	$650,000	$734,455
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,761,390
Tender Option Bond Trust Receipts/Certificates Series 2018 (Barclays Bank plc LIQ) 144Aø	0.22	11-15-2038	10,000,000	10,000,000

				12,495,845

				23,279,245

Louisiana : 0.18%

Industrial Development Revenue : 0.18%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.20	11-1-2040	1,000,000	1,000,000

New York : 0.96%

Industrial Development Revenue : 0.96%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	5,462,450

South Dakota : 0.98%

Housing Revenue : 0.98%
South Dakota Housing Development Authority Various Homeownership Series D (FHLB SPA) ø	0.13	5-1-2043	5,600,000	5,600,000

Texas : 1.68%

Industrial Development Revenue : 0.54%
Houston TX Airport System AMT Revenue Refunding Bond United Airlines Incorporated Terminal E Project	5.00	7-1-2029	3,000,000	3,048,810

Resource Recovery Revenue : 1.14%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	0.17	4-1-2040	6,500,000	6,500,000

				9,548,810

Total Municipal Obligations (Cost $548,619,425)				567,130,152

Closed End Municipal Bond Fund Obligation : 0.18%

California: 0.18%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (10 shares) 0.68% 144A ø			1,000,000	1,000,000
Total Closed End Municipal Bond Fund Obligation (Cost $1,000,000)				1,000,000

	Yield		Shares
Short-Term Investments : 0.18%

Investment Companies : 0.18%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	0.14		1,028,142	1,028,348

Total Short-Term Investments (Cost $1,028,348)				1,028,348

10

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

		Value
Total investments in securities (Cost $550,647,773)	100.06%	$569,158,500

Other assets and liabilities, net	(0.06)	(326,236)

Total net assets	100.00%	$568,832,264

##	All or a portion of this security is segregated for when-issued securities.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association

11

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$0	$89,382,560	$(88,355,993)	$1,781	$0	$655	$1,028,348	0.18%

Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$567,130,152	$0	$567,130,152
Closed end municipal bond fund obligation	0	1,000,000	0	1,000,000
Short-term investments
Investment companies	1,028,348	0	0	1,028,348

Total assets	$1,028,348	$568,130,152	$0	$569,158,500

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.10%

California : 94.80%

Airport Revenue : 7.42%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	$5,730,000	$6,542,328
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	4.00	5-15-2044	3,500,000	3,882,970
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	4.00	5-15-2050	15,040,000	16,826,752
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00	5-15-2032	10,720,000	14,162,728
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00	5-15-2032	3,835,000	5,066,610
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00	5-15-2047	5,000,000	5,810,450
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	8,720,215
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,573,450
San Diego County CA Regional Airport Authority Revenue Refunding Subordinated Series A	5.00	7-1-2044	3,045,000	3,729,029
San Francisco City & County Airport Commission San Francisco International Airport Series A	5.00	5-1-2047	7,715,000	8,923,400
San Francisco City & County Airport Commission San Francisco International Airport Series E	5.00	5-1-2050	5,000,000	5,915,050
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,599,480
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	2,051,385

				89,803,847

Education Revenue : 5.59%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,988,956
California Financial Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2046	1,670,000	1,759,278
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	400,000	402,532
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	1,025,000	1,082,492
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,680,306
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,099,080
California Municipal Finance Authority Education Revenue Literacy First Charter Schools	5.00	12-1-2039	1,390,000	1,617,293
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	677,760
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,325,400
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,075,500
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,071,230
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	522,804
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,808,305
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,123,950
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	1,001,709

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
California School Finance Authority Rocketship Education Series A 144A	5.00%	6-1-2046	$2,100,000	$2,196,621
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,215,914
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	3,000,206
California Statewide CDA School Facility Alliance for College-Ready Public Schools	6.75	7-1-2031	1,625,000	1,703,926
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	9,022,640
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,757,056
Jefferson CA Union High School District (BAM Insured)	4.00	8-1-2045	1,400,000	1,608,852
University of California Series AI	5.00	5-15-2038	2,000,000	2,227,420
University of California Series K	4.00	5-15-2046	5,295,000	5,949,409
University of California Series M	4.00	5-15-2047	11,155,000	12,641,181

				67,559,820

GO Revenue : 30.73%
Alhambra CA Unified School District Election of 2008 Series B (AGM Insured)	6.00	8-1-2029	4,100,000	4,300,080
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,850,801
Antelope Valley CA Community College District Election of 2016 Series B	3.00	8-1-2050	4,500,000	4,784,445
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,266,552
Beaumont CA Unified School District Election of 2008 Series D (BAM Insured)	5.25	8-1-2044	2,000,000	2,417,760
Cabrillo CA Unified School District CAB Series A (Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,495,395
California	5.25	11-1-2040	3,000,000	3,012,450
California Statewide Series B (1 Month LIBOR +0.76%) ±	0.87	12-1-2031	2,500,000	2,500,625
California Various Purposes	4.00	3-1-2050	6,000,000	6,955,740
California Various Purposes	4.00	11-1-2050	5,000,000	5,614,150
California Various Purposes	5.00	9-1-2029	1,475,000	1,537,806
California Various Purposes	5.00	9-1-2032	5,100,000	5,751,321
California Various Purposes (BAM Insured)	5.00	9-1-2035	35,000,000	43,135,050
California Various Purposes	5.00	2-1-2038	5,000,000	5,501,050
California Various Purposes	5.00	10-1-2039	5,000,000	6,045,200
California Various Purposes	5.00	8-1-2046	10,000,000	12,078,400
California Various Purposes	5.00	4-1-2049	2,500,000	3,110,225
California Various Purposes	5.25	9-1-2028	5,000,000	5,224,300
California Various Purposes	5.25	4-1-2035	12,640,000	13,527,454
California Various Purposes	5.60	3-1-2036	295,000	296,224
Center Unified School District California CAB Series C (National Insured) ¤	0.00	9-1-2021	5,000,000	4,974,950
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,902,100
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,358,580
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,563,730
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	1,199,325
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	968,210
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	2,494,869
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,695,055
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,527,364
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	7,750,172
Escondido CA Union School District	4.00	8-1-2043	2,150,000	2,444,357
Eureka CA City Schools Election of 2014 (BAM Insured)	4.00	8-1-2049	3,750,000	4,295,175
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,288,000
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	7,088,340
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2036	200,000	242,194

2

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00%	8-1-2038	$500,000	$603,295
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2045	5,970,000	6,754,637
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2047	4,305,000	4,858,106
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,456,920
Long Beach CA Unified School District Election of 2008 Series F	3.00	8-1-2047	15,000,000	15,841,500
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,411
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	11,380,900
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,662
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,175,990
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,751,388
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,576,770
Natomas CA Unified School District Series 1999 (National Insured)	5.95	9-1-2021	125,000	129,099
New Haven CA Unified School District Election of 2014 Series C	3.00	8-1-2049	2,750,000	2,900,123
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,479,285
Oakland CA Unified School District Alameda	5.00	8-1-2029	10,125,000	12,317,974
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	500,000	556,915
Oakland CA Unified School District Election of 2012	6.63	8-1-2038	7,750,000	8,162,998
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,600,000	4,156,632
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	2,076,765
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,932,798
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,946,225
Piedmont CA Unified School District Election of 2016	3.00	8-1-2049	10,325,000	10,962,362
Pomona CA Unified School District Series A (National Insured)	6.55	8-1-2029	1,480,000	1,924,577
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,757,484
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	3,143,708
Sacramento CA Unified School District Election of 2012 Series A (BAM Insured)	5.25	8-1-2033	1,000,000	1,105,840
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,190,350
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,445,060
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	9,436,720
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,547,760
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	2,314,656
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,930,583
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,867,037
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,774,541
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,916,308
San Jose CA Unified School District Santa Clara County	4.00	8-1-2042	4,000,000	4,687,200
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2033	7,000,000	2,631,230
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2036	11,130,000	3,263,761
San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	6,915,000	2,390,308
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	2,990,000	1,033,105
San Rafael CA City High School District CAB Election of 2002 Series B (National Insured) ¤	0.00	8-1-2023	1,260,000	1,241,894
San Rafael City CA High School District Election of 2015 Series C	4.00	8-1-2043	1,500,000	1,754,115
Sanger CA Unified School District Refunding Bond (National Insured)	5.60	8-1-2023	370,000	385,899
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	9,879,000

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Santa Rosa CA High School District Prerefunded Bond	5.00%	8-1-2024	$750,000	$815,310
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	277,160
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,145,290
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,691,670
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,941,713
Simi Valley CA Unified School District	4.00	8-1-2048	3,250,000	3,677,245
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	952,435
South Pasadena CA Unified School District Series A (FGIC Insured)	5.55	11-1-2020	115,000	115,506
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,163,570
Tulare CA Local Health Care District Refunding Bond (BAM Insured)	4.00	8-1-2039	1,850,000	2,143,447
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,696,410
West Contra Costa CA Unified School District (AGM Insured)	5.25	8-1-2024	1,350,000	1,407,119
West Contra Costa CA Unified School District Election of 2010 Series F (AGM Insured)	4.00	8-1-2049	1,265,000	1,459,734
West Contra Costa CA Unified School District Election of 2012 Series E (AGM Insured)	4.00	8-1-2049	2,060,000	2,377,116
West Contra Costa CA Unified School District CAB Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,446,973
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,985,600
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,411,464

				371,648,102

Health Revenue : 13.79%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured O’Connor Woods Project	5.00	1-1-2043	5,000,000	5,428,000
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Odd Fellows Home of California Series A	5.00	4-1-2042	1,100,000	1,193,632
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	3,000,000	3,057,300
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,580,140
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	6,963,294
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2030	1,830,000	2,156,472
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,159,810
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2045	4,500,000	5,137,020
California HFFA Refunding Bond Cedars Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	11,850,615
California HFFA Refunding Bond Children’s Hospital Series A	5.00	8-15-2047	10,050,000	11,554,887
California HFFA Revenue City of Hope	5.00	11-15-2049	2,000,000	2,347,600
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	11,000,000	12,770,120
California HFFA Sutter Health Series B	5.00	11-15-2046	5,000,000	5,861,050
California HFFA Sutter Health Series D	5.25	8-15-2031	3,100,000	3,223,752
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,216,570
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	6,625,000	7,568,731
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,583,204
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	564,185
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	5,365,000	5,935,675
California State Health Facilities Financing Authority	4.00	11-15-2048	5,000,000	5,541,150
California State Health Facilities Financing Authority	4.00	11-1-2051	3,000,000	3,325,230
California State Health Facilities Financing Authority Series A	4.00	11-1-2040	1,375,000	1,586,723
California State Municipal Finance Authority Revenue	4.00	12-1-2039	1,240,000	1,439,801
California State Municipal Finance Authority Revenue	4.00	12-1-2049	2,915,000	3,290,918
California State Municipal Finance Authority Revenue	5.00	7-1-2039	1,000,000	1,243,840
California State Municipal Finance Authority Revenue	5.00	7-1-2049	2,650,000	3,219,989

4

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
California Statewide CDA Adventist Health System Series A	5.00%	3-1-2045	$2,500,000	$2,889,150
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2033	1,650,000	1,973,747
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2035	1,000,000	1,190,130
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2038	2,000,000	2,363,440
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,547,992
California Statewide CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,699,785
California Statewide CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	5,952,450
California Statewide Communities Development Authority Revenue Emanate Heath Series A	3.00	4-1-2050	1,000,000	1,011,170
California Statewide Communities Development Authority Revenue Emanate Heath Series A	4.00	4-1-2045	2,000,000	2,259,880
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	840,105
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	598,295
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	537,008
Palomar Health CA Refunding Bond	5.00	11-1-2042	4,000,000	4,518,440
San Buenaventura CA Community Mental Health System	8.00	12-1-2031	1,615,000	1,712,659
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,797,559
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,546,358
University of California Regents Medical Center Series L	4.00	5-15-2044	4,065,000	4,510,524
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,454,824
Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,395,227
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,131,330

				166,729,781

Housing Revenue : 3.30%
California Community Housing Agency Essential Housing Revenue Arbors Series A 144A	5.00	8-1-2050	1,000,000	1,121,690
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	3,000,000	3,349,440
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	3,000,000	3,322,710
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	8,530,224	9,434,940
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	598,300
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC West Village Projects	5.00	5-15-2051	6,700,000	7,695,486
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2029	625,000	775,769
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2052	5,650,000	6,574,905
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,669,095
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	60,000	63,584
Independent Cities California Finance Authority Mobile Home Park Revenue	5.00	5-15-2048	2,000,000	2,354,380
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,135,590
Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,770,960

				39,866,849

Miscellaneous Revenue : 14.18%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,134,967
Anaheim CA PFA CAB Subordinate Lien Bond Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	9,535,000
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,330,660

5

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Anaheim CA PFA Convention Center Expansion Project Series A	5.00%	5-1-2046	$4,200,000	$4,626,426
California Enterprise Development Authority Lease Revenue Riverside County Library Facilities Project	4.00	11-1-2049	1,900,000	2,121,711
California Infrastructure & Economic Development Bank Lease Revenue	5.00	8-1-2044	4,000,000	5,014,840
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,154,236
California Public Works Board California State University Projects Series B-1	5.70	3-1-2035	2,210,000	2,219,370
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,686,980
California Public Works Board Judicial Council Projects Series D	5.25	12-1-2025	4,000,000	4,230,720
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	5,229,513
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	24,962,590
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,291,320
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	9,850,000	10,408,889
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,044,077
California Statewide Communities Series A	5.00	9-2-2047	2,000,000	2,280,680
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	5,620,000	5,756,959
Emeryville CA PFA Assessment District Refinancing	5.90	9-2-2021	205,000	205,746
Fullerton CA Joint Union High School Project Certificate of Participation (BAM Insured)	5.00	9-1-2035	1,385,000	1,617,902
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	869,507
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	476,580
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,500,000	1,698,240
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,319,032
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,313,081
Madera County CA Public Financing Authority Lease Revenue Government Center Refinancing Hall (BAM Insured)	4.00	10-1-2050	8,320,000	9,624,909
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	4,079,915
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,784,984
Mountain House CA Financing Authority Utility System Revenue Series A	5.00	12-1-2034	535,000	654,289
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (National Insured) ¤	0.00	6-1-2026	10,000,000	9,415,700
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2035	1,300,000	1,562,535
Sacramento CA City Financing Authority Series A (Ambac Insured)	5.40	11-1-2020	470,000	471,922
Sacramento CA City School Joint Refunding Bond Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,396,417
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,204,193
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	3,073,527
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	501,005
San Mateo Foster City CA Public Financing Authority Revenue Sanitary Mateo Street & Flood Control Projects	4.00	5-1-2045	3,750,000	4,358,175
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2037	250,000	272,508
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2042	625,000	681,269
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2047	1,000,000	1,090,030
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25	8-1-2022	930,000	956,858
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	682,028
Sutter Butte CA Flood Control Agency (BAM Insured)	5.00	10-1-2040	3,545,000	4,210,219
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	6,192,535
Union Sanitary District CA Financing Authority Revenue Series A	3.00	9-1-2045	2,500,000	2,680,675
Union Sanitary District CA Financing Authority Revenue Series A	3.00	9-1-2050	3,000,000	3,195,300
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	2,187,958

Ventura County CA PFA Series A	5.00%	11-1-2038	4,250,000	4,678,953

				171,484,930

6

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 10.50%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2043	$750,000	$846,788
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2048	1,100,000	1,236,059
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2043	750,000	846,788
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2048	1,035,000	1,163,019
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	4,247,836
California Statewide CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,596,549
California Statewide Communities Development Authority Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,678,300
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (BAM Insured)	5.25	9-1-2047	5,000,000	6,035,300
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,649,419
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	998,404
Chino CA Community Facilities District Special Tax #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,837,275
Chula Vista CA Community Facilities District Special Tax #16-I-Improvement Area #1	5.00	9-1-2043	500,000	563,040
Chula Vista CA Community Facilities District Special Tax #16-I-Improvement Area #1	5.00	9-1-2048	1,000,000	1,118,760
Corona CA Community Facilities District #2018-1 (Improvement Area #1) 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,076,490
Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,684,050
Dinuba CA RDA Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,705,755
Elk Grove CA Financing Authority Special Tax Refunding Bond (BAM Insured)	5.00	9-1-2038	1,500,000	1,748,460
Fairfield CA Community Facilities District Special Tax Bond # 2019 One Lake Improvement Area 144A	5.00	9-1-2050	3,000,000	3,352,980
Folsom Ranch Financing Authority California Facilities District #20 Russell	5.00	9-1-2048	1,650,000	1,848,396
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	2,995,866
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2034	500,000	603,910
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2038	305,000	364,152
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,479,360
Irvine CA Unified School District Special Tax Community Facilities District Number 09 1 Series A (BAM Insured)	4.00	9-1-2044	1,000,000	1,151,740
Irvine CA Unified School District Special Tax Community Facilities District Number 09 1 Series A (BAM Insured)	4.00	9-1-2050	3,000,000	3,429,930
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,701,825
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,839,015
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,424,688
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,975,589
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,664,840

7

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25%	8-15-2045	$1,950,000	$2,190,864
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,151,342
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,963,723
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,185,000	1,328,646
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,797,904
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,366,630
Roseville CA Special Tax	5.00	9-1-2045	1,280,000	1,434,112
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	4,134,675
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,344,288
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	970,000	1,083,888
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,180,000	1,306,225
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	873,132
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,789,250
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,786,920
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	3,095,800
San Marcos CA Unified School District Special Tax Community Facilities District #4 (BAM Insured)	5.00	9-1-2034	1,705,000	2,000,545
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,508,681
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,547,375
Santa Ana CA Community Redevelopment Merged Project Area Series A	6.00	9-1-2022	2,000,000	2,048,980
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (National Insured)	5.00	6-1-2033	1,325,000	1,571,185
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	391,068
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	452,588
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	285,150
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	281,628
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	3,033,718
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2045	2,000,000	2,471,820
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2049	2,200,000	2,704,284
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	842,490
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,115,500
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,168,680
Union City CA Community RDA Successor Agency to Union City Community Redevelopment Project (AGC Insured)	5.25	10-1-2033	8,000,000	8,000,000

				126,935,674

Tobacco Revenue : 0.73%
California County CA Tobacco Securitization Agency ¤	0.00	6-1-2055	14,000,000	2,491,160
California County CA Tobacco Securitization Agency	5.00	6-1-2050	750,000	831,938
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,462,260

8

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco Revenue (continued)
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-2	5.00%	6-1-2047	$3,000,000	$3,092,640

				8,877,998

Transportation Revenue : 1.99%
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,242,220
Bay Area CA Toll Authority Toll Bridge Series S-H	5.00	4-1-2049	8,000,000	9,853,840
Foothill-Eastern Corridor CA Transportation Agency Subordinated Bond Series B-3	5.50	1-15-2053	8,000,000	8,630,640
San Francisco CA Municipal Transportation	5.00	3-1-2039	3,000,000	3,361,890

				24,088,590

Utilities Revenue : 3.81%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,840,550
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,455,697
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,267,855
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	3,031,625
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	14,310,447
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	6,185,040
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	1,035,000	1,312,411
Northern California Power Agency Public Power Prerefunded Bond (Ambac Insured)	7.50	7-1-2023	25,000	26,339
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	534,301
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,268,966
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,221,190
Turlock CA Irrigation District Refunding Bond Subordinate First Priority	5.50	1-1-2041	2,000,000	2,024,860
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,634,675

				46,113,956

Water & Sewer Revenue : 2.76%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,435,580
Bakersfield CA Wastewater Revenue Refunding Series A	5.00	9-15-2032	1,615,000	2,209,288
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,655,980
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,778,657
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,345,700
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (National Insured)	5.00	9-1-2032	2,000,000	2,330,600
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,660,480
Pico Rivera CA Water Authority Series A	6.25	12-1-2032	3,710,000	3,750,587
San Buenaventura CA Public Facilities Financing Authority Series B	5.00	7-1-2042	4,000,000	4,294,600
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,803,330
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,128,810

				33,393,612

				1,146,503,159

Guam : 0.62%

Tax Revenue : 0.08%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,028,370

Water & Sewer Revenue : 0.54%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,703,865

9

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Guam Government Waterworks Authority	5.50%	7-1-2043	$3,125,000	$3,571,094
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	1,206,180

				6,481,139

				7,509,509

Illinois : 0.89%

Miscellaneous Revenue : 0.89%
Illinois State Refunding Bond	5.00	2-1-2025	10,000,000	10,783,400

Louisiana : 0.83%

Industrial Development Revenue : 0.83%
St. James Parish LA Revenue Various Nucor Steel Series A-1 ø	0.20	11-1-2040	10,000,000	10,000,000

New York : 0.45%

Industrial Development Revenue : 0.45%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	5,462,450

Ohio : 0.06%

Tobacco Revenue : 0.06%
Buckeye OH Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	5,000,000	704,200

Texas : 0.45%

Resource Recovery Revenue : 0.45%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	0.19	4-1-2040	500,000	500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series D ø	0.40	11-1-2040	5,000,000	5,000,000

				5,500,000

Total Municipal Obligations (Cost $1,090,773,401)				1,186,462,718

California : 0.42%

Closed End Municipal Bond Fund Obligations : 0.42%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (50 Shares) 0.92% ø	0.68	10-1-2047	5,000,000	5,000,000
Total Closed End Municipal Bond Fund Obligations (Cost $5,000,000)				5,000,000

	Yield		Shares
Short-Term Investments : 0.74%

Investment Companies : 0.74%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	0.06		8,978,284	8,980,079

Total Short-Term Investments (Cost $8,980,079)				8,980,079

10

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

		Value
Total investments in securities (Cost $1,104,753,480)	99.26%	$1,200,442,797

Other assets and liabilities, net	0.74	8,987,232

Total net assets	100.00%	$1,209,430,029

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority

The accompanying notes are an integral part of these financial statements.

11

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$1,010,188	$72,707,733	$(64,736,436)	$(1,305)	$(101)	$710	$8,980,079	0.74%

Wells Fargo California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,186,462,718	$0	$1,186,462,718
Closed end municipal bond fund obligations	0	5,000,000	0	5,000,000
Short-term investments
Investment companies	8,980,079	0	0	8,980,079

Total assets	$8,980,079	$1,191,462,718	$0	$1,200,442,797

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.87%

Alabama : 1.66%

Tax Revenue : 0.72%
Alabama Federal Aid Highway Finance Authority Series A	5.00%	9-1-2035	$4,995,000	$6,125,768

Utilities Revenue : 0.70%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	3,000,000	3,060,960
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	0.95	6-1-2049	2,925,000	2,916,020

				5,976,980

Water & Sewer Revenue : 0.24%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,149,633
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	844,702

				1,994,335

				14,097,083

Alaska : 0.26%

Health Revenue : 0.26%
Alaska Industrial Development & Export Authority series A	5.00	10-1-2032	1,740,000	2,203,449

Arizona : 2.80%

Education Revenue : 1.71%
Arizona Industrial Development Authority Education Revenue Candeo Schools Incorporate Project Series A (State School District Credit Program Insured)	4.00	7-1-2047	650,000	696,319
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	410,000	428,020
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	515,000	521,716
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,017,690
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,125,880
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	624,810
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	275,000	286,883
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	190,000	192,586
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,093,180
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	968,718
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,237,891
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	505,000	518,534
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,475,000	1,557,541
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,090,420
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	145,000	147,191

				14,507,379

GO Revenue : 0.06%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	509,460

Resource Recovery Revenue : 0.27%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	2,300,000	2,333,465

Tax Revenue : 0.16%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,342,668

Utilities Revenue : 0.60%
Salt River Agricultural Inpmrovement & Power Project Series A	5.00	12-1-2045	2,000,000	2,369,320

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00%	12-1-2032	$2,055,000	$2,682,885

				5,052,205

				23,745,177

California : 2.96%

Airport Revenue : 1.48%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,353,400
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2035	1,000,000	1,178,190

				12,531,590

Education Revenue : 0.26%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,099,080
University of California Series AI	5.00	5-15-2038	1,000,000	1,113,710

				2,212,790

GO Revenue : 0.53%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	435,560
Hawthorne CA School District CAB Series C (National Insured) ¤	0.00	11-1-2025	100,000	94,681
Los Angeles CA Unified School District Series R	4.00	7-1-2044	3,000,000	3,518,280
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	489,020

				4,537,541

Health Revenue : 0.29%
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	1,000,000	1,160,920
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	150,000	151,074
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	880,885
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	244,372

				2,437,251

Housing Revenue : 0.13%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	500,000	558,240
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	494,361	546,792

				1,105,032

Miscellaneous Revenue : 0.20%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,101,530
San Diego CA Public Financing Authority Capital Improvement Project Series B	5.00	10-15-2029	500,000	603,920

				1,705,450

Water & Sewer Revenue : 0.07%
Los Angeles CA Department of Water & Power Series A	5.00	7-1-2039	500,000	577,760

				25,107,414

Colorado : 2.28%

Education Revenue : 0.38%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,490,000	1,549,168

2

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00%	8-1-2033	$425,000	$465,932
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,221,930

				3,237,030

GO Revenue : 0.54%
Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	770,460
Broadway Station Metropolitan District #3	5.00	12-1-2039	750,000	784,283
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	863,915
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	684,314
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,470,840

				4,573,812

Health Revenue : 0.69%
Colorado Health Facilities Authority Commonspirit Health Series A2	5.00	8-1-2044	3,000,000	3,588,390
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	2,000,000	2,284,440

				5,872,830

Industrial Development Revenue : 0.32%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,683,425

Miscellaneous Revenue : 0.35%
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	1,000,000	1,130,780
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,822,080

				2,952,860

				19,319,957

Connecticut : 1.01%

Education Revenue : 0.26%
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2035	850,000	1,079,211
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2036	880,000	1,112,162

				2,191,373

GO Revenue : 0.64%
Bridgeport CT Series A	5.00	6-1-2035	1,000,000	1,193,710
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	513,041
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	312,741
Hamden CT Series A (BAM Insured)	4.00	8-1-2039	500,000	552,280
Hamden CT Series A (BAM Insured)	5.00	8-1-2035	500,000	614,810
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,246,629

				5,433,211

Health Revenue : 0.11%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	930,004

				8,554,588

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Delaware : 0.19%

Education Revenue : 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00%	9-1-2045	$1,500,000	$1,608,840

District of Columbia : 0.04%

Education Revenue : 0.00%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	10,000	10,007

Miscellaneous Revenue : 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	308,707

				318,714

Florida : 4.54%

Airport Revenue : 2.33%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,157,990
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2039	3,620,000	3,880,640
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	3,193,208
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,353,435
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,128,070

				19,713,343

Education Revenue : 0.47%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,126,170
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,272,895
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,578,975

				3,978,040

Health Revenue : 0.72%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,590,165
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	162,500
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	1,500,000	1,648,215
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2030	225,000	291,008
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2031	450,000	578,295
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2032	250,000	318,938
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2033	250,000	316,993
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2035	475,000	597,602
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2036	475,000	594,847

				6,098,563

Miscellaneous Revenue : 0.47%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	532,585
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,473,790

				4,006,375

Transportation Revenue : 0.55%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00	7-1-2037	4,000,000	4,713,040

				38,509,361

4

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia : 2.59%

Energy Revenue : 0.26%
Municipal Electric Authority of Georgia Series A	5.00%	1-1-2036	$800,000	$991,384
Municipal Electric Authority of Georgia Project I Series A	5.00	1-1-2044	1,000,000	1,225,380

				2,216,764

Health Revenue : 0.14%
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,178,780

Industrial Development Revenue : 0.01%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	59,720

Utilities Revenue : 2.18%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,000,000	1,036,370
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	5,336,900
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	4,000,000	4,403,960
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,700,000	2,953,368
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.85	4-1-2048	4,800,000	4,794,672

				18,525,270

				21,980,534

Guam : 0.23%

Tax Revenue : 0.04%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	375,355

Utilities Revenue : 0.06%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	500,000

Water & Sewer Revenue : 0.13%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	567,100
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	535,815
				1,102,915

				1,978,270

Hawaii : 0.28%

Airport Revenue : 0.28%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,330,980

Idaho : 0.18%

Education Revenue : 0.18%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,087,860
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	440,000	451,607

				1,539,467

5

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Illinois : 16.87%

Airport Revenue : 1.66%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50%	1-1-2031	$4,500,000	$4,897,485
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,000,000	1,003,660
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,350,000	1,354,941
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,100,000	1,191,300
Chicago IL O’Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,344,600
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,592,370
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	1,000,000	1,093,550
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	570,785

				14,048,691

Education Revenue : 0.31%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,637,891

GO Revenue : 5.81%
Bureau County IL Township High School District #502 Series A (BAM Insured)	6.25	12-1-2033	750,000	890,678
Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,683,976
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	6,000,000	5,053,920
Chicago IL CAB Series C ¤	0.00	1-1-2021	610,000	605,596
Chicago IL City Colleges Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2031	800,000	573,256
Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	555,000	584,138
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,374,945
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,134,030
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,129,590
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,378,456
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,115,230
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,931,815
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	2,010,136
Chicago IL Series A	5.00	1-1-2027	2,000,000	2,150,680
Chicago IL Series A	6.00	1-1-2038	2,500,000	2,730,325
Chicago IL Series C	4.00	1-1-2021	750,000	757,133
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	630,673
Cook County IL School District #159 (AGM Insured) ¤	0.00	12-1-2023	455,000	448,858
Cook County IL School District #159 (AGM Insured) ¤	0.00	12-1-2023	160,000	155,685
Cook County IL Series A	5.00	11-15-2020	770,000	773,958
Illinois (AGM Insured)	5.00	1-1-2023	820,000	833,514
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,239,147
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	2,000,000	2,057,340
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,045,951
Illinois State	5.00	11-1-2025	2,000,000	2,176,280
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,137,090
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,933,053
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	584,475
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,625,000	1,205,929
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B BAM-Tennessee Consolidated Retirement System (BAM Insured) ¤	0.00	1-1-2027	1,030,000	930,327
Will County IL Lincoln-Way Community High School District #210 Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,284,600
Will County ILCommunity High School District #210 Lincoln Way Capital Appreciation Refunding Bond Series B Bam-Tennessee Consolidated Retirement System (BAM Insured) ¤	0.00	1-1-2028	475,000	417,273
Will County ILCommunity High School District #210 Lincoln Way Capital Appreciation Refunding Bond Series B Bam-Tennessee Consolidated Retirement System (BAM Insured)	5.00	1-1-2030	1,000,000	1,063,870
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,209,967

				49,231,894

6

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.13%
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery	4.00%	10-1-2050	$1,000,000	$1,073,280

Miscellaneous Revenue : 1.27%
Chicago IL Board of Education Series C	5.00	12-1-2021	2,000,000	2,069,800
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,282,000	2,308,471
Illinois	5.00	5-1-2025	870,000	926,480
Illinois	5.50	7-1-2025	1,250,000	1,330,675
Illinois	5.50	7-1-2033	1,000,000	1,040,920
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,334
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	340,000	349,544
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	528,457
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	1,000,000	1,090,430
Illinois State Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,143,090

				10,793,201

Tax Revenue : 4.83%
Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,419,728
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,335,678
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,694,893
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,019,660
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,588,142
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,079,750
Illinois Series A	4.00	1-1-2029	1,000,000	1,006,190
Illinois Series A	5.00	1-1-2027	2,000,000	2,043,440
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,784,000
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,669,575
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	11,000,000	8,064,650
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,130,800
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	1,950,000	1,523,360
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,476,174
Sales Tax Securitization Corporation IL Second Lien Sales Tax	4.00	1-1-2038	1,000,000	1,089,380

				40,925,420

Tobacco Revenue : 0.41%

Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,461,640

Transportation Revenue : 0.64%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	1,971,540
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,830,000	2,330,798
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,030,000	1,152,838

				5,455,176

Water & Sewer Revenue : 1.81%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,985,000	2,225,781
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,044,550
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	3,101,280
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,148,530
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,750,783
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012	4.00	11-1-2020	770,000	772,094
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,071,500
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00%	11-1-2037	1,000,000	1,180,200

				15,294,718

				142,921,911

7

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Indiana : 2.31%

Health Revenue : 1.56%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	$5,360,000	$6,131,465
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75	11-15-2031	105,000	106,622
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75	11-15-2031	6,895,000	7,003,803

				13,241,890

Industrial Development Revenue : 0.13%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,075,520

Miscellaneous Revenue : 0.46%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	655,959
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,212,488

				3,868,447

Water & Sewer Revenue : 0.16%
Indiana Finance Authority Wastewater Utility Project Series A	5.25	10-1-2031	1,310,000	1,372,762

				19,558,619

Iowa : 0.06%

Miscellaneous Revenue : 0.06%
Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	497,875

Kansas : 0.79%

Tax Revenue : 0.79%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,750,000	6,672,645

Kentucky : 3.52%

Transportation Revenue : 0.13%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,044,638

Utilities Revenue : 3.39%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,020,000	10,217,946
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	7,284,680
Kentucky Public Energy Authority Gas Supply Series C1	4.00	2-1-2050	8,050,000	9,458,992
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,787,538

				28,749,156

				29,793,794

Louisiana : 1.75%

Airport Revenue : 0.09%
Port New Orleans LA Board Commissioners Port Facility Revenue AMT Series E	5.00	4-1-2038	640,000	776,218

8

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 1.30%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.20%	11-1-2040	$10,000,000	$10,000,000
St. John the Baptist Parish LA Series A	2.20	6-1-2037	1,000,000	1,003,210

				11,003,210

Water & Sewer Revenue : 0.36%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	600,000	712,764
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	592,210
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	589,640
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2036	565,000	663,361
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	485,529

				3,043,504

				14,822,932

Maine : 0.04%

Airport Revenue : 0.04%
Portland ME General Airport	5.00	7-1-2022	150,000	160,799
Portland ME General Airport	5.00	7-1-2023	175,000	193,820

				354,619

Maryland : 1.24%

Airport Revenue : 0.47%
Maryland State Economic Development Corporation	4.00	7-1-2039	1,100,000	1,203,213
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	802,140
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	724,432
Maryland State Economic Development Corporation	5.00	7-1-2027	800,000	953,688
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	269,333

				3,952,806

Education Revenue : 0.70%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,067,870
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,666,965
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	3,171,176

				5,906,011

Health Revenue : 0.07%
Maryland State Health and Higher Educational Facilities Authority Revenue Frederick Health System	4.00	7-1-2040	550,000	613,767

				10,472,584

Massachusetts : 1.17%

Health Revenue : 0.68%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,759,100

Tax Revenue : 0.49%
Massachusetts School Building Authority	5.00	8-15-2037	2,000,000	2,388,240

9

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Massachusetts School Building Authority Series A	5.00%	11-15-2034	$1,470,000	$1,781,037

				4,169,277

				9,928,377

Michigan : 4.60%

Education Revenue : 0.05%
Western Michigan University	5.25	11-15-2031	400,000	457,080

GO Revenue : 0.10%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	830,000	831,519

Health Revenue : 1.43%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	12,119,250

Miscellaneous Revenue : 0.27%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,254,180

Tax Revenue : 0.51%
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	4,000,000	4,298,480

Water & Sewer Revenue : 2.24%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	4,272,463
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,485,560
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,556,800
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,561,560
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,145,940

				19,022,323

				38,982,832

Minnesota : 0.74%

Education Revenue : 0.05%
Independence MN Charter School Lease Series A	4.25	7-1-2026	435,000	449,768

Miscellaneous Revenue : 0.69%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics
Series A (AGM Insured, U.S. Bank NA LIQ, U.S. Bank NA SPA) ø	0.12	8-15-2037	5,850,000	5,850,000

				6,299,768

Mississippi : 0.79%

Miscellaneous Revenue : 0.55%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,550,810
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	990,000	1,062,280

				4,613,090

Resource Recovery Revenue : 0.24%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,044,800

				6,657,890

10

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri : 0.83%

Health Revenue : 0.12%
Missouri HEFA	5.00%	2-1-2021	$800,000	$809,472
Missouri HEFA	5.00	2-1-2022	220,000	230,221

				1,039,693

Miscellaneous Revenue : 0.71%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	5,957,000

				6,996,693

Nebraska : 0.67%

Utilities Revenue : 0.67%
Nebraska Central Plains Energy Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	4,960,000	5,700,726

Nevada : 0.80%

GO Revenue : 0.80%
Clark County NV School District Limited Tax Building Series A (AGM Insured)	4.00	6-15-2040	750,000	871,553
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,261,720
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,609,780

				6,743,053

New Hampshire : 0.82%

Housing Revenue : 0.25%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	1,982,487	2,140,967

Water & Sewer Revenue : 0.57%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,181,460
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	1,032,353
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,996,667
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	586,426

				4,796,906

				6,937,873

New Jersey : 5.21%

Education Revenue : 0.98%
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,920,000	2,046,394
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	533,240
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,535,790
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,116,990
New Jersey Higher Education Assistance Authoirty Student Loan Series 2011-1	5.50%	12-1-2021	2,900,000	3,047,755

				8,280,169

11

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.32%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	$2,355,000	$2,701,114

Housing Revenue : 1.29%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	4,045,000	4,456,296
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	4,080,000	4,529,983
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,790,000	2,002,563

				10,988,842

Miscellaneous Revenue : 1.56%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	1,490,000	1,497,182
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,377,178
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,348,950
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	242,324
New Jersey TTFA Series A	5.25	12-15-2022	600,000	650,328
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	2,000,000	2,103,800

				13,219,762

Tax Revenue : 0.22%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,886,880

Transportation Revenue : 0.67%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,750,425
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,316,260
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,619,235

				5,685,920

Water & Sewer Revenue : 0.17%
New Jersey EDA	2.20	10-1-2039	1,350,000	1,427,855

				44,190,542

New Mexico : 0.74%

Utilities Revenue : 0.74%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bond and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,240,000	6,235,024

New York : 4.42%

Airport Revenue : 0.13%
Port Authority NY & NJ Consolidated Bonds Two Hundred Twenty- First Series	4.00	7-15-2040	1,000,000	1,121,710

Education Revenue : 1.06%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,703,560
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	5.66	2-1-2044	4,585,000	4,698,112
Monroe County NY Industrial Development Agency Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	547,750

				8,949,422

12

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.37%
New York NY Series F-1	5.00%	3-1-2032	$1,000,000	$1,106,260
Suffolk County NY Series A	5.00	3-19-2021	2,000,000	2,037,420

				3,143,680

Health Revenue : 0.24%
Broome County NY Local Development Corporation Revenue United Health Services Hospitals Incorporate Project (AGM Insured)	4.00	4-1-2038	1,250,000	1,456,825
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	557,065

				2,013,890

Industrial Development Revenue : 0.70%
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	966,770
New York Transportation Development Corporation Special Delta Air Lines Incorporated Laguardia	5.00	1-1-2031	1,135,000	1,227,548
New York Transportation Development Corporation Special Facility Revenue Delta Air Lines Incorporated Laguardia	5.00	10-1-2035	3,500,000	3,776,115

				5,970,433

Tax Revenue : 0.81%
New York State Urban Development Corporation Revenue State Personal Income Tax General Purpose	4.00	3-15-2045	3,000,000	3,440,850
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	3,000,000	3,440,850

				6,881,700

Tobacco Revenue : 0.06%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	519,150

Transportation Revenue : 1.00%
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	3,000,000	3,164,970
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	2,000,000	2,114,600
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	3,000,000	3,179,040

				8,458,610

Water & Sewer Revenue : 0.05%
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	355,000	425,759

				37,484,354

Ohio : 2.53%

Health Revenue : 1.55%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	3,072,249
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,696,800
Middleburg Heights OH Hospital Revenue Refunding Bond Facilities Southwest General Health %%	4.00	8-1-2041	2,000,000	2,180,420
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	2,000,000	2,158,740

				13,108,209

Industrial Development Revenue : 0.24%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	2,039,000

Miscellaneous Revenue : 0.56%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,293,720
Ohio Private Activity Bond Series A (AGM Insured)	5.00%	12-31-2029	2,070,000	2,426,537

				4,720,257

13

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.18%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	$1,500,000	$1,541,430

				21,408,896

Oklahoma : 1.84%

Airport Revenue : 0.82%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,560,216
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,354,840

				6,915,056

Miscellaneous Revenue : 1.02%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,945,273
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,363,179
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2030	2,000,000	2,376,720

				8,685,172

				15,600,228

Oregon : 0.42%

Education Revenue : 0.02%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	196,585

Health Revenue : 0.40%
Medford OR Hospital Facilities Authority Revenue Refunding Bond Asante Projects Series A	5.00	8-15-2045	2,750,000	3,400,320

				3,596,905

Pennsylvania : 7.95%

Airport Revenue : 0.46%
Philadelphia PA Airport Series A	5.00	6-15-2027	1,000,000	1,028,430
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,879,675

				3,908,105

Education Revenue : 0.72%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	255,000	265,534
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	668,032
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	782,732
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,633,025
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,124,560
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	195,000	197,395
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	85,000	88,486
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	304,758

				6,064,522

GO Revenue : 1.74%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,157,470

14

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Armstrong PA School District Series A (BAM Insured)	4.00%	3-15-2037	$1,000,000	$1,175,570
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2028	2,500,000	3,029,775
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,010,000	1,156,420
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,573,510
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,188,070
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,215,730
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,287,829

				14,784,374

Health Revenue : 0.88%
Berks County PA Municipal Authority	5.00	11-1-2044	1,100,000	1,129,271
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	506,147
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	1,008,315
Bucks County PA IIDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,551,842
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,129,280
Pennsylvania EDFA Series A-1	4.00	4-15-2045	1,000,000	1,123,070

				7,447,925

Industrial Development Revenue : 0.67%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,695,400

Miscellaneous Revenue : 2.49%
Delaware Valley Regional Finance Authority Pennsylvania Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,490,000	5,803,684
Pennsylvania Commonwealth Financing Authority Pennsylvania Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	605,565
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,802,460
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,429,351
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,857,322
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	1,710,000	1,933,001
Philadelphia PA Public School Building Authority Prerefunded Series A	5.00	6-1-2036	190,000	242,894
Philadelphia PA Public School Building Authority Unrefunded Series A	5.00	6-1-2036	4,525,000	5,390,225

				21,064,502

Tax Revenue : 0.16%
Pennsylvania State Turnpike Commission	5.00	12-1-2043	1,115,000	1,342,828

Transportation Revenue : 0.51%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,674,780
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,189,130
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,483,328

				4,347,238

Water & Sewer Revenue : 0.32%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,354,512
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,322,438

				2,676,950

				67,331,844

South Carolina : 1.13%

Education Revenue : 0.14%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,200,308

Health Revenue : 0.18%
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2021	250,000	262,023
Lexington County SC Health Services District LexMed Obligated Group	5.00%	11-1-2022	1,120,000	1,223,118

				1,485,141

15

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue : 0.15%
South Carolina Jobs EDA	8.00	12-6-2029	$115,000	$112,218
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,188,645

				1,300,863

Water & Sewer Revenue : 0.66%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,560,180

				9,546,492

Tennessee : 1.82%

Health Revenue : 0.36%
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1	1.55	11-15-2030	3,100,000	3,103,348

Utilities Revenue : 1.46%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	8,000,000	9,121,360
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	3,000,000	3,230,880

				12,352,240

				15,455,588

Texas : 6.18%

Airport Revenue : 1.54%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,791,525
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,482,573
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,828,575

				13,102,673

Education Revenue : 1.47%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,349,013
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,137,280
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,871,525
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,569,545
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,264,580
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	955,000	966,164
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	60,000	61,735
New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00	8-15-2026	500,000	509,625
Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	767,775

				12,497,242

GO Revenue : 1.09%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,637,555
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,255,590
Port Isabel TX 144A	5.10	2-15-2049	505,000	559,454
San Antonio TX Independent School District	5.00%	8-15-2048	4,890,000	5,756,606

				9,209,205

16

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.98%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	$5,605,000	$5,728,534
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	1,860,000	1,861,246
Texas Transportation Commission Highway	5.00	4-1-2028	565,000	701,176

				8,290,956

Tax Revenue : 0.15%
Old Spanish Trail Alameda Corridors Redevelopment Authority (BAM Insured)	4.00	9-1-2035	1,070,000	1,240,965

Transportation Revenue : 0.77%
Central Texas Regional Mobility Authority Revenue Refunding Bond Senior Lien Series B	4.00	1-1-2038	550,000	630,377
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,216,920
North Texas Tollway Authority System Series B	5.00	1-1-2026	350,000	353,857
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	2,500,000	2,814,175
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,486,251

				6,501,580

Water & Sewer Revenue : 0.18%
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	910,920
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	605,825

				1,516,745

				52,359,366

Utah : 1.80%

Airport Revenue : 0.28%
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,204,400
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,182,910

				2,387,310

Education Revenue : 0.91%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	730,000	751,338
Utah Charter School Finance Authority Freedom Academy Foundation Project (Charter School Credit Enhancement Program Insured) 144A	5.25	6-15-2037	3,000,000	3,296,040
Utah Charter School Finance Authority Refunding Bond Freedom Academy Foundation Project 144A	5.38	6-15-2048	1,500,000	1,630,785
Utah Charter School Finance Authority Refunding Bond Summit Academy Incorporate Series A (CSCE Insured)	5.00	4-15-2039	700,000	852,075
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	485,000	481,940
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	697,849

				7,710,027

Health Revenue : 0.61%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	5,000,000	5,151,650

				15,248,987

17

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Virginia : 0.95%

Health Revenue : 0.05%
Roanoke VA Economic Development Authority Residential Care Facility Revenue Richfield Living	5.00%	9-1-2050	$500,000	$447,385

Transportation Revenue : 0.90%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	1,000,000	1,121,650
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,597,080
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	2,000,000	2,057,540
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,863,414

				7,639,684

				8,087,069

Washington : 2.92%

Airport Revenue : 0.86%
Port of Seattle WA Revenue AMT Intermediate Lien	4.00	4-1-2044	3,500,000	3,753,225
Port of Seattle WA Revenue AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,551,310

				7,304,535

GO Revenue : 0.83%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	552,967
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,421,965

				6,974,932

Health Revenue : 1.16%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,518,348
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	1.12	1-1-2035	5,040,000	5,030,827
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	1.52	1-1-2035	2,000,000	1,974,200
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2036	365,000	464,138
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2037	670,000	848,790

				9,836,303

Water & Sewer Revenue : 0.07%
King County WA Sewer Revenue	5.00	7-1-2049	500,000	603,545

				24,719,315

Wisconsin : 4.94%

Airport Revenue : 0.31%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,635,666

Education Revenue : 1.38%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,101,660
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	5,112,540
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,439,103
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,843,467
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	380,000	384,564
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38%	7-1-2035	1,730,000	1,789,443

				11,670,777

18

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Health Revenue : 1.85%
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)		4.00	2-15-2034	$700,000	$816,046
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)		4.00	2-15-2035	500,000	580,825
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)		4.00	2-15-2036	600,000	693,774
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)		4.00	2-15-2037	550,000	633,287
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporate Series A		5.00	7-1-2044	1,050,000	1,199,552
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporate Series B		5.00	7-1-2038	750,000	866,603
Wisconsin PFA Series A		4.00	10-1-2049	10,000,000	10,910,200

					15,700,287

Miscellaneous Revenue : 0.32%
Public Finance Authority WI Capital Improvements Boynton Beach FL Municipal Improvements Project		5.00	7-1-2041	2,280,000	2,716,711

Tax Revenue : 1.08%
Mount Pleasant WI Series A		5.00	4-1-2043	5,000,000	6,106,550
Mount Pleasant WI Series A		5.00	4-1-2048	2,500,000	3,002,050

					9,108,600

					41,832,041

Total Municipal Obligations (Cost $791,644,671)					837,732,676

		Yield		Share
Short-Term Investments : 0.44%

Investment Companies : 0.44%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		0.03		3,746,959	3,747,708

Total Short-Term Investments (Cost $3,747,645)					3,747,708

Total investments in securities (Cost $795,392,316)	99.31%				841,480,384

Other assets and liabilities, net	0.69				5,879,537

Total net assets	100.00%				$847,359,921

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

19

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

20

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Invesstments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$2,893,624	$144,265,792	$(143,415,088)	$3,317	$63	$32,102	$3,747,708	0.44%

Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$837,732,676	$0	$837,732,676
Short-term investments
Investment companies	3,747,708	0	0	3,747,708

Total assets	$3,747,708	$837,732,676	$0	$841,480,384

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.59%

Alabama : 0.88%

Water & Sewer Revenue : 0.88%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) ¤	0.00%	10-1-2027	$920,000	$733,608

Arizona : 4.76%

Education Revenue : 1.88%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	160,000	167,032
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	562,880
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	325,000	344,026
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	495,000	494,163

				1,568,101

Health Revenue : 2.88%
Maricopa County AZ IDA Senior Living Facility Series 2016 144A	6.00	1-1-2048	1,000,000	964,830
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,437,184
				2,402,014

				3,970,115

California : 2.49%

Education Revenue : 0.33%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	274,770

Miscellaneous Revenue : 1.23%
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	1,000,000	1,024,370

Tax Revenue : 0.93%
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	1,000,000	773,950

				2,073,090

Colorado : 10.30%

GO Revenue : 8.45%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	514,640
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,020,250
Colorado Big Dry Creek Metropolitan District Refunding & Improvement Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	1,046,190
Colorado Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00	12-1-2049	900,000	914,724
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	1,000,000	1,018,140
Denver CO International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,187,800
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	843,834
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	493,601

				7,039,179

Tax Revenue : 1.21%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	1,009,930

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.64%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75%	1-1-2044	$500,000	$534,345

				8,583,454

Connecticut : 0.76%

GO Revenue : 0.76%
Hartford CT Series A	4.00	4-1-2032	325,000	341,039
Hartford CT Series A	5.00	4-1-2024	105,000	116,640
Hartford CT Series B	5.00	4-1-2033	50,000	54,084
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	47,455
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	73,725

				632,943

Delaware : 1.29%

Education Revenue : 1.29%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,072,560

District of Columbia : 0.54%

Tobacco Revenue : 0.54%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	448,254

Florida : 4.97%

Education Revenue : 4.11%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A	5.13	7-1-2039	2,000,000	2,096,420
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	281,543
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	1,047,380

				3,425,343

Health Revenue : 0.86%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	162,500
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	500,000	549,405
				711,905

				4,137,248

Georgia : 1.98%

Housing Revenue : 1.03%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	860,688

Transportation Revenue : 0.95%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A	7.00	6-1-2049	1,000,000	790,160

				1,650,848

2

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho : 0.31%

Education Revenue : 0.31%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25%	5-1-2043	$250,000	$258,810

Illinois : 16.33%

Education Revenue : 1.73%
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	800,000	847,384
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	575,000	596,442

				1,443,826

GO Revenue : 8.66%
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2025	500,000	438,685
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	700,000	740,355
Chicago IL Series A	5.00	1-1-2033	310,000	313,475
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,638,195
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	682,061
Illinois	5.00	3-1-2033	1,000,000	1,013,190
Lake County IL Community Unit School District #187 North Chicago CAB Series A (AGM Insured) ¤##	0.00	1-1-2023	590,000	571,315
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,000,000	742,110
Will County IL Community High School District #210 Lincoln-Way CAB Refunding Bond Tennessee Consolidated Retirement System Series B (BAM Insured) ¤	0.00	1-1-2027	685,000	618,713
Will County IL Community High School Refunding Bond Tennessee Consolidated Retirement System Series A (BAM Insured)	3.25	1-1-2030	450,000	458,555

				7,216,654

Miscellaneous Revenue : 3.08%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,825,000	1,846,170
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	719,794

				2,565,964

Tax Revenue : 2.86%
Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,376,029
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	1,140,000	1,005,560
				2,381,589

				13,608,033

Kansas : 3.39%

Health Revenue : 1.21%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	1,007,620

Tax Revenue : 2.18%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	605,000	586,505

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00%	9-1-2034	$2,895,000	$1,226,496
				1,813,001

				2,820,621

Kentucky : 1.14%

Health Revenue : 1.14%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	951,640

Louisiana : 1.23%

Industrial Development Revenue : 1.23%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.20	11-1-2040	1,025,000	1,025,000

Maryland : 1.34%

Education Revenue : 1.34%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,114,590

Michigan : 6.49%
Education Revenue : 0.53%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	150,000	149,043
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	292,839

				441,882

GO Revenue : 1.03%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	860,000	861,574

Miscellaneous Revenue : 2.88%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	205,000	208,512
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	1,000,000	1,047,520
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	950,000	950,390
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	190,000	190,431

				2,396,853

Tax Revenue : 2.05%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2021	170,000	164,489
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	16,621
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	456,454
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	1,000,000	1,066,440
				1,704,004

				5,404,313

4

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota : 1.90%

Education Revenue : 0.39%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	4.40%	7-1-2025	$105,000	$110,314
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	5.00	7-1-2030	195,000	213,847

				324,161

Health Revenue : 0.60%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	500,000	496,510

Housing Revenue : 0.91%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	346,243
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	413,104

				759,347

				1,580,018

Mississippi : 1.84%

Resource Recovery Revenue : 1.84%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	1,500,000	1,533,600

Missouri : 1.43%

Tax Revenue : 1.43%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	395,000	390,643
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	800,000	800,096

				1,190,739

New Hampshire : 0.59%

Resource Recovery Revenue : 0.59%
National Finance Authority New Hampshire Covanta Refunding Bond 144A	3.75	7-1-2045	500,000	494,470

New Jersey : 3.84%

GO Revenue : 1.36%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,135,680

Industrial Development Revenue : 0.31%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	255,625

Transportation Revenue : 2.17%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	1,000,000	700,170
New Jersey TTFA Series C	5.25	6-15-2032	1,000,000	1,109,410

				1,809,580

				3,200,885

5

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
New York : 2.93%

Education Revenue : 1.23%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.73%	2-1-2050	$1,000,000	$1,024,590

Tax Revenue : 1.46%
New York Dormitory Authority Series A Group 4	5.00	3-15-2045	1,000,000	1,216,050

Utilities Revenue : 0.24%
Green Island NY Power Authority Power System ##	6.00	12-15-2020	200,000	200,382

				2,441,022

Ohio : 2.55%

Resource Recovery Revenue : 1.20%
Southern Ohio Port Authority Exempt Facility Revenue PureCycle Project Series A 144A%%	7.00	12-1-2042	1,000,000	1,002,170

Tobacco Revenue : 1.35%
Buckeye OH Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	8,000,000	1,126,720

				2,128,890

Oregon : 0.69%

Health Revenue : 0.69%
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	550,000	577,660

Pennsylvania : 6.08%

Education Revenue : 3.71%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	75,000	78,098
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	511,265
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2026	1,655,000	1,833,988
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	260,945
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	406,635

				3,090,931

Health Revenue : 1.11%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	921,180

Miscellaneous Revenue : 1.26%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	1,049,000	1,053,773

				5,065,884

South Carolina : 3.05%

Education Revenue : 0.78%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	100,000	103,208
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	546,040

				649,248

6

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 1.27%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00%	4-1-2048	$1,000,000	$1,055,550

Resource Recovery Revenue : 1.00%
South Carolina Jobs EDA	8.00	12-6-2029	100,000	97,581
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	1,000,000	740,810

				838,391

				2,543,189

Tennessee : 1.29%

Tax Revenue : 1.29%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00	12-1-2031	1,000,000	546,830
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	524,715

				1,071,545

Texas : 5.35%

Education Revenue : 1.66%
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	348,099
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,005,000	1,036,115

				1,384,214

GO Revenue : 1.32%
Port Isabel TX 144A	5.10	2-15-2049	995,000	1,102,291

Miscellaneous Revenue : 0.60%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	500,000	500,335

Resource Recovery Revenue : 1.20%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	0.17	4-1-2040	1,000,000	1,000,000

Transportation Revenue : 0.28%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	228,654

Utilities Revenue : 0.29%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	241,481

				4,456,975

Utah : 1.20%

Education Revenue : 1.20%
Utah Finance Authority Charter School Revenue Spectrum Academy Project 144A	5.00	4-15-2030	1,000,000	1,003,740

7

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

		Interest rate	Maturity date	Principal	Value
Virginia : 1.30%

Health Revenue : 1.30%
Roanoke VA EDA Residential Care Richfield Living		5.13%	9-1-2055	$1,210,000	$1,080,772

Washington : 0.30%

Health Revenue : 0.30%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project		5.25	12-1-2025	250,000	252,070

West Virginia : 1.86%

Tax Revenue : 1.86%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A		5.75	6-1-2043	1,500,000	1,550,095

Wisconsin : 5.19%

Education Revenue : 3.40%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A		4.13	10-1-2024	130,000	136,083
Wisconsin PFA Coral Academy Science Las Vegas Series A		5.00	7-1-2024	305,000	326,603
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A		5.63	7-1-2045	1,000,000	1,029,870
Wisconsin PFA Wilson Preparatory Academy Series A 144A		5.00	6-15-2039	1,285,000	1,340,551

					2,833,107

Health Revenue : 1.79%
Wisconsin HEFA Wisconsin Illinois Senior Housing Incorporated Series 2018-A		5.25	8-1-2048	1,500,000	1,493,355

					4,326,462

Total Municipal Obligations (Cost $79,677,928)					82,983,143

		Yield		Shares
Short-Term Investments : 0.37%

Investment Companies : 0.37%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		0.03		309,176	309,238

Total Short-Term Investments (Cost $309,238)					309,238

Total investments in securities (Cost $79,987,166)	99.96%				83,292,381

Other assets and liabilities, net	0.04				34,889

Total net assets	100.00%				$83,327,270

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

8

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
TTFA	Transportation Trust Fund Authority

9

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$699,474	$3,383,283	$(3,773,433)	$(48)	$(38)	$64	$309,238	0.37%

Wells Fargo High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$82,983,143	$0	$82,983,143
Short-term investments
Investment companies	309,238	0	0	309,238

Total assets	$309,238	$82,983,143	$0	$83,292,381

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.34%

Alabama : 1.14%

Education Revenue : 0.15%

Auburn AL Refunding Bond Series A	4.00%	6-1-2033	$1,000,000	$1,127,160
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2033	595,000	680,394
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2035	865,000	981,170
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2037	920,000	1,034,374

				3,823,098

Health Revenue : 0.07%

Alabama Health Care Authority for Baptist Health Series B ø	0.59	11-1-2042	1,835,000	1,835,000

Utilities Revenue : 0.92%

Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	11,430,000	13,090,322
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	0.95	6-1-2049	10,000,000	9,969,300

				23,059,622

				28,717,720

Alaska : 0.17%

Miscellaneous Revenue : 0.17%

Matanuska Susitna Borough AK Goode Creek Correctional Project	4.00	9-1-2030	3,870,000	4,262,418

Arizona : 1.89%

Education Revenue : 0.55%

Arizona Board of Regents University of Arizona System Series A	5.00	6-1-2037	2,645,000	3,395,598
Arizona Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.32	12-15-2047	2,000,000	2,000,000
McAllister AZ Arizona State University Hassayampa Academic Village Project	5.00	7-1-2025	750,000	905,025
Pima County AZ Community College District Series 2019	5.00	7-1-2033	450,000	569,849
Pima County AZ Community College District Series 2019	5.00	7-1-2034	500,000	631,300
Pima County AZ Community College District Series 2019	5.00	7-1-2035	600,000	754,896
Pima County AZ Community College District Series 2019	5.00	7-1-2036	500,000	626,670
Pima County AZ IDA New Plan Learning Project Series A	7.00	7-1-2021	185,000	184,680
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	4,910,000	4,828,838

				13,896,856

GO Revenue : 0.41%

Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	700,678
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2024	1,575,000	1,761,370
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2025	1,270,000	1,420,279
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	475,453
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50	7-1-2029	960,000	1,099,891
Phoenix AZ	5.00	7-1-2026	3,810,000	4,805,515

				10,263,186

Health Revenue : 0.05%

Maricopa County AZ IDA Bond	5.00	1-1-2048	1,000,000	1,172,550

Miscellaneous Revenue : 0.49%

Arizona Refunding Bond Certificate of Participation	5.00	9-1-2027	3,040,000	3,681,562

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

Phoenix AZ Civic Improvement Corporation Series D	5.00%	7-1-2024	$190,000	$218,865
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	8,284,780

				12,185,207

Tax Revenue : 0.29%

Arizona Sports & Tourism Authority Series A	5.00	7-1-2021	795,000	816,910
Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,063,870
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2027	450,000	517,824
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2028	700,000	802,711
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2034	3,680,000	4,147,507

				7,348,822

Utilities Revenue : 0.10%

Salt River Project AZ Electric System Revenue Bond 2017 Series A	5.00	1-1-2034	2,000,000	2,536,820

				47,403,441

California : 5.79%

Airport Revenue : 0.36%

Sacramento CA Airport System Senior Bond Series A	5.00	7-1-2026	1,315,000	1,629,877
Sacramento CA Airport System Senior Bond Series A	5.00	7-1-2041	395,000	460,013
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	750,606
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	620,705
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,236,130
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2026	750,000	914,468
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2027	1,750,000	2,178,803
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2028	1,000,000	1,269,190

				9,059,792

Education Revenue : 0.30%

California Statewide CDA Series A	6.90	8-1-2031	1,670,000	1,736,583
University of California General Project Unrefunded Bond Series Q	5.25	5-15-2024	65,000	65,268
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,581,734

				7,383,585

GO Revenue : 2.76%

California Various Purposes	5.00	8-1-2030	1,575,000	1,949,267
California Various Purposes	5.00	8-1-2032	6,700,000	8,257,750
California Various Purposes	5.25	3-1-2030	1,440,000	1,445,717
California Various Purposes	6.00	3-1-2033	145,000	145,680
California Various Purposes Series A	6.00	3-1-2033	380,000	381,721
Cerritos CA Community College District CAB Series D ¤	0.00	8-1-2025	1,800,000	1,746,522
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,363,303
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,973,592
Emery CA Unified School District Election of 2010 Series A (AGM Insured)	6.25	8-1-2031	4,500,000	4,728,915
Los Angeles CA Unified School District Los Angeles County Series RYQ	4.00	7-1-2037	2,000,000	2,397,820
Monterey County CA Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,820,520
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	4,390,666
Northern Humboldt CA High School District Election of 2010 Series A	6.50	8-1-2034	1,145,000	1,205,330
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2028	2,000,000	2,100,880
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2030	2,000,000	2,100,880
Oxnard CA School District Series A (National Insured)	5.75	8-1-2030	1,825,000	2,013,596
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	2,297,220
Peralta CA Community College District Alameda County	5.00	8-1-2023	3,045,000	3,310,189
Peralta CA Community College District Alameda County	5.00	8-1-2024	3,000,000	3,260,130
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,978,306

2

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

San Diego CA Community College District Election of 2012	5.00%	8-1-2032	$3,095,000	$3,518,829
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	6,700,800
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	2,162,080
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	2,265,956
Tustin CA Unified School District #88-1 Election of 2008 Series B	6.00	8-1-2036	1,500,000	1,573,200
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2026	4,620,000	4,372,137

				69,461,006

Health Revenue : 1.07%

California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,199,747
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,408,923
California Statewide CDA Series A	5.00	4-1-2032	1,800,000	2,336,310
California Statewide CDA Series C	5.25	8-15-2031	3,000,000	3,119,760
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0119 (Deutsche Bank LIQ) 144Aø	0.27	7-1-2044	4,000,000	4,000,000
University of California Medical Center Prerefunded Bond Series J	5.25	5-15-2030	13,135,000	14,833,881

				26,898,621

Housing Revenue : 0.20%

California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	988,721	1,093,585
Mizuho Floater/Residual Trust Tender Option Bond (Mizuho Capital Markets LLC LIQ) 144Aø	0.37	10-1-2036	3,997,000	3,997,000

				5,090,585

Miscellaneous Revenue : 0.28%

Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,775,550
California Public Works Board Various Judicial Council Project Series D	5.25	12-1-2026	1,000,000	1,057,320
Foothill De Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	583,420
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	654,706
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2027	500,000	606,680
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,210,590

				6,888,266

Transportation Revenue : 0.39%

Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	1.37	4-1-2036	9,810,000	9,877,002

Utilities Revenue : 0.43%

California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,842,090
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,035,000	3,146,639
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,638,780
Sacramento CA Municipal Utility District Series B	5.00	8-15-2030	1,075,000	1,215,513

				10,843,022

				145,501,879

Colorado : 0.90%

Education Revenue : 0.05%

Colorado ECFA University of Denver Project (National Insured)	5.25	3-1-2025	1,110,000	1,286,701

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.30%

Adams County CO 12 Five Star Schools Series B	5.00%	12-15-2028	$3,800,000	$4,808,216
Mesa County CO Valley School District # 51 Grand Junction	5.50	12-1-2035	2,175,000	2,817,365

				7,625,581

Industrial Development Revenue : 0.13%

Denver CO Convention Center Hotel Authority Refunding Bond	5.00	12-1-2023	3,000,000	3,188,460

Miscellaneous Revenue : 0.42%

Colorado ECFA Variable Nature Conservancy Project Series 2012 ø	0.25	7-1-2033	5,000,000	5,000,000
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	5,000,000	5,653,900

				10,653,900

				22,754,642

Connecticut : 1.53%

Education Revenue : 0.36%

Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2029	480,000	544,618
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2030	870,000	978,158
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series D	3.00	11-15-2035	1,000,000	1,005,850
University of Connecticut Series A	5.00	3-15-2027	1,065,000	1,286,296
University of Connecticut Series A	5.00	3-15-2032	4,355,000	5,137,419

				8,952,341

GO Revenue : 1.00%

Bridgeport CT Series A	5.00	6-1-2031	1,855,000	2,261,319
Connecticut Series A	5.00	3-1-2029	2,500,000	2,834,675
Connecticut Series B	5.00	6-15-2027	3,000,000	3,572,250
Connecticut Series F	5.00	11-15-2032	300,000	354,123
Hamden CT	4.00	8-15-2021	1,235,000	1,275,310
Hamden CT (AGM Insured)	5.00	8-15-2022	1,000,000	1,070,030
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2029	500,000	619,295
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,477,716
Hamden CT Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,398,900
Hamden CT Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,471,392
Hamden CT Unrefunded Bond (AGM Insured)	5.00	8-15-2021	875,000	911,146
Hartford CT Series A (AGM Insured)	5.00	4-1-2022	3,010,000	3,212,272
Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,050,000	1,252,472
Hartford CT Series C (AGM Insured)	5.00	7-15-2022	2,320,000	2,501,494

				25,212,394

Miscellaneous Revenue : 0.08%

Connecticut Series G	4.00	10-15-2026	1,985,000	2,109,519

Tax Revenue : 0.09%

Connecticut Special Tax Obligation Bond Series A	4.00	9-1-2036	1,000,000	1,109,230
Connecticut Special Tax Obligation Bond Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,191,000

				2,300,230

				38,574,484

Delaware : 0.09%

Education Revenue : 0.09%

Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,149,260

4

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia : 1.43%

Education Revenue : 0.10%

District of Columbia Howard University Series A	5.75%	10-1-2026	$2,510,000	$2,578,548

GO Revenue : 0.58%

District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,471,090
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,871,829
District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	6,130,750
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	3,010,416

				14,484,085

Miscellaneous Revenue : 0.43%

District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2023	1,000,000	1,099,570
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2025	3,520,000	3,866,474
District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,651,040
District of Columbia Medical Association of Colleges Series B	5.00	10-1-2024	3,095,000	3,244,210

				10,861,294

Transportation Revenue : 0.21%

Washington Metropolitan Airport Authority Dulles Toll Road Series B	5.00	10-1-2034	1,250,000	1,543,613
Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,723,750

				5,267,363

Water & Sewer Revenue : 0.11%

District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00	10-1-2037	2,260,000	2,859,103

				36,050,393

Florida : 5.30%

Airport Revenue : 0.47%

Hillsborough FL Aviation Authority Tampa International Airport Customer Facility Series A	5.00	10-1-2044	8,335,000	9,231,763
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,541,608

				11,773,371

Education Revenue : 0.04%

Florida HEFAR	4.00	4-1-2021	1,000,000	1,018,620

GO Revenue : 0.06%

Plantation FL Ad Valorem Bond	5.00	7-1-2031	1,155,000	1,453,302

Health Revenue : 0.48%

Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	5,591,340
Highlands County FL HFA Adventist Health System Series I-5 ø	0.12	11-15-2035	2,000,000	2,000,000
Lee Memorial Health System Series B ø	0.32	4-1-2049	1,800,000	1,800,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2031	500,000	605,815
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2033	1,645,000	1,973,539

				11,970,694

Miscellaneous Revenue : 2.19%

Boynton FL PFA Capital Improvement Series 2018	4.00	7-1-2030	2,090,000	2,426,302
Boynton FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	4,478,058
Broward County FL School Board Certificate of Participation Series A	5.00	7-1-2024	5,000,000	5,801,750
Cityplace Florida Community Development District Special Assessment	5.00	5-1-2021	2,945,000	3,021,717
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,981,775

5

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

Duval County FL School Board Certificate of Participation Series B	5.00%	7-1-2029	$5,000,000	$5,960,950
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,473,790
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,759,818
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,840,605
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,222,720
Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,397,720
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,432,780
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	5,418,135
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	720,744
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,469,260
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2022	1,730,000	1,857,691
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2023	815,000	902,881

				55,166,696

Tax Revenue : 0.58%

Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2020	3,600,000	3,600,000
Miami-Dade County FL Public Services (AGM Insured)	4.00	4-1-2021	2,485,000	2,532,414
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	762,580
Polk County FL School District	5.00	10-1-2033	2,915,000	3,784,136
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	4,036,883

				14,716,013

Transportation Revenue : 0.61%

Florida Department of Transportation Turnpike System Series A	5.00	7-1-2023	3,910,000	4,422,797
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	6,038,109
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,472,575
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	0.32	7-1-2035	1,050,000	1,050,000
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2034	375,000	465,630
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2035	400,000	494,524
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2036	600,000	738,948
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2037	525,000	644,306

				15,326,889

Water & Sewer Revenue : 0.87%

Daytona Beach FL Utility System (AGM Insured)	5.00	11-1-2022	2,205,000	2,417,209
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2031	500,000	660,715
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2032	950,000	1,246,353
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2035	1,290,000	1,671,505
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2036	880,000	1,135,323
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	12,000,000	14,770,080

				21,901,185

				133,326,770

Georgia : 2.71%

Education Revenue : 0.14%

Private Colleges & Universities Authority of Georgia Series A	5.00	10-1-2021	3,330,000	3,443,919

Health Revenue : 0.12%

Brookhaven GA Development Authority Children’s Healthcare Series A	5.00	7-1-2034	1,010,000	1,293,063

6

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)

Brookhaven GA Development Authority Children’s Healthcare Series A	5.00%	7-1-2035	$1,300,000	$1,657,851

				2,950,914

Industrial Development Revenue : 0.08%

Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	2,000,000	2,007,140

Utilities Revenue : 2.37%

Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	1.55	8-1-2043	3,000,000	3,036,840
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	4,800,000	4,974,576
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	1.50	1-1-2040	3,000,000	3,017,640
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	6,475,920
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	1,000,000	1,003,300
Georgia Municipal Electric Authority Project One Series A	5.00	1-1-2035	925,000	1,164,335
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2032	525,000	661,484
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	1,160,147
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2035	600,000	746,412
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	3,247,426
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50	9-15-2022	1,000,000	1,092,920
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	11,344,400
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	2,500,000	2,752,475
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	5,500,000	6,016,120
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.85	4-1-2048	10,000,000	9,988,900
Monroe County GA Development Authority Pollution Control Gulf Power Company Plant Scherer Project ø	0.16	6-1-2049	3,000,000	3,000,000

				59,682,895

				68,084,868

Guam : 0.20%

Airport Revenue : 0.09%

Guam International Airport Authority	5.00	10-1-2022	1,000,000	1,032,570
Guam International Airport Authority	5.00	10-1-2023	1,135,000	1,163,647

				2,196,217

Water & Sewer Revenue : 0.11%

Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,839,775

				5,035,992

Illinois : 15.09%

Airport Revenue : 1.67%

Chicago IL Midway Airport Second Lien Refunding Bond Series B	4.00	1-1-2035	2,860,000	3,080,821
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,849,990
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,634,616
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	8,755,000	9,574,030
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,025,000	9,337,088
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2036	1,530,000	1,857,634
Chicago IL O’Hare International Airport Third Lien Series A	5.75	1-1-2039	4,065,000	4,110,000
Chicago IL O’Hare International Airport Third Lien Series C (AGC Insured)	5.25	1-1-2025	4,075,000	4,091,259
Chicago IL O’Hare International Airport Third Lien Series F	4.25	1-1-2021	735,000	737,308

7

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)

Peoria IL Metropolitan Airport Authority Series D	5.00%	12-1-2027	$2,250,000	$2,698,020

				41,970,766

Education Revenue : 0.45%

Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	546,341
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2031	400,000	501,456
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	847,525
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	2,500,000	2,818,675
Illinois Finance Authority Student Housing Illinois State University Project	5.50	4-1-2021	990,000	1,014,552
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	797,837
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,423,898
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,147,750
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bond	4.00	4-1-2030	2,000,000	2,115,200

				11,213,234

GO Revenue : 3.87%

Bolingbrook, Will & Page Counties IL Refunding Bond Series A (AGM Insured)	5.00	1-1-2023	565,000	624,698
Bolingbrook, Will & Page Counties IL Refunding Bond Series A (AGM Insured)	5.00	1-1-2023	85,000	93,602
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2025	3,380,000	2,965,511
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,030,000	3,410,307
Chicago IL Board of Education Series F	5.00	12-1-2020	2,375,000	2,387,421
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,334,175
Chicago IL Metropolitan Reclamation Series B	5.00	12-1-2025	2,500,000	2,633,025
Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,320,200
Chicago IL Park District Series B	5.00	1-1-2021	3,765,000	3,798,998
Chicago IL Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,218,580
Chicago IL Park District Series C	5.00	1-1-2022	1,615,000	1,686,399
Chicago IL Series A	5.00	1-1-2025	750,000	786,683
Chicago IL Series C	5.00	1-1-2026	5,000,000	5,346,350
Cook County IL Community College District #508	5.25	12-1-2025	1,665,000	1,783,781
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,383,267
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,332,038
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,184,230
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,388,576
Cook County IL Series A	5.00	11-15-2029	1,000,000	1,196,510
Cook County IL Series A	5.00	11-15-2034	1,300,000	1,523,860
Cook County IL Series A	5.25	11-15-2022	7,240,000	7,278,372
Cook County IL Series A	5.25	11-15-2023	7,680,000	7,720,397
Cook County IL Series A	5.25	11-15-2024	2,200,000	2,306,744
Cook County IL Series B	5.00	11-15-2023	600,000	674,046
Cook County IL Series C	5.00	11-15-2021	1,460,000	1,530,036
Cook County IL Series C	5.00	11-15-2024	2,175,000	2,355,351
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,646,147
Illinois (AGM Insured)	5.00	1-1-2023	2,450,000	2,490,376
Illinois (AGM Insured)	5.00	4-1-2026	5,000,000	5,482,950
Illinois Series A	5.00	4-1-2023	4,500,000	4,728,960
Illinois Series A (AGM Insured)	5.00	4-1-2024	2,500,000	2,684,975
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Bond Series B	4.50	1-1-2024	2,600,000	2,732,106
Kendall, Kane & Will Counties IL Unified School District Series A	5.00	2-1-2023	1,000,000	1,014,700
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,131,400
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District #15 Series B (BAM Insured)	4.00	12-1-2037	700,000	785,043

8

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District #15 Series B (BAM Insured)	5.00%	12-1-2034	$400,000	$492,904
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District #15 Series B (BAM Insured)	5.00	12-1-2035	450,000	552,483
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District #15 Series B (BAM Insured)	5.00	12-1-2036	500,000	611,760
Springfield IL	5.00	12-1-2021	850,000	895,560
Springfield IL	5.00	12-1-2023	570,000	643,000
Stephenson County IL School District #145 Series A (AGM Insured)	5.00	2-1-2033	1,550,000	1,934,245
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,166,671

				97,256,437

Health Revenue : 0.16%

Illinois Finance Authority Ann & Robert H. Laurie Children’s Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,214,950
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,205,060
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	962,982
Illinois Finance Authority Provident Group University of Illinois Health Services Facility Project	5.00	10-1-2032	520,000	655,205

				4,038,197

Miscellaneous Revenue : 0.82%

Chicago IL Board of Education Series C	5.00	12-1-2021	5,000,000	5,174,500
Illinois	5.00	7-1-2023	5,065,000	5,345,652
Illinois	5.00	8-1-2024	1,000,000	1,035,990
Illinois	5.50	7-1-2026	2,300,000	2,438,092
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2023	4,040,000	4,602,287
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2024	1,000,000	1,178,540
University of Illinois Board of Trustees Certificate of Participation Unrefunded Bond Series B (AGM Insured)	5.00	10-1-2020	955,000	955,000

				20,730,061

Tax Revenue : 5.53%

Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,593,190
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,075,000	2,485,290
Chicago IL Sales Tax Securitization Bond Series A	5.00	1-1-2029	1,000,000	1,236,770
Chicago IL Sales Tax Securitization Bond Series C	5.00	1-1-2027	4,370,000	5,233,862
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,675,767
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2027	2,600,000	2,753,816
Cook County IL Sales Tax Bond	5.00	11-15-2033	4,000,000	4,802,160
Cook County IL Sales Tax Bond	5.25	11-15-2035	2,000,000	2,419,740
Illinois	5.00	6-15-2023	16,150,000	17,490,773
Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,475,560
Illinois Regional Transportation Authority (National Insured)	6.50	7-1-2026	8,615,000	10,599,465
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,019,660
Illinois Series A	5.00	1-1-2027	10,625,000	10,855,775
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported	5.00	6-15-2028	1,000,000	1,137,330
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,782,625
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,466,520
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,330,600
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ) 144Aø	0.38	1-1-2026	2,265,000	2,265,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ) 144Aø	0.27	1-1-2048	2,000,000	2,000,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2029	35,200,000	26,930,077

9

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00%	12-15-2030	$12,800,000	$9,384,320
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	2,029,802
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	10,000,000	7,812,100
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,850,000	2,187,033

				138,967,235

Tobacco Revenue : 0.14%

Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,461,640

Transportation Revenue : 0.73%

Illinois Toll Highway Authority Series C	5.00	1-1-2031	14,000,000	18,401,040

Water & Sewer Revenue : 1.72%

Chicago IL Second Lien	5.00	11-1-2022	1,730,000	1,874,991
Chicago IL Second Lien	5.00	11-1-2023	1,515,000	1,641,396
Chicago IL Second Lien	5.00	11-1-2025	620,000	669,879
Chicago IL Second Lien	5.00	11-1-2026	2,000,000	2,155,320
Chicago IL Second Lien	5.00	11-1-2028	3,000,000	3,218,010
Chicago IL Second Lien	5.00	11-1-2029	1,490,000	1,596,714
Chicago IL Second Lien	5.00	11-1-2033	1,000,000	1,127,200
Chicago IL Second Lien (AGM Insured)	5.25	11-1-2033	2,000,000	2,421,860
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2022	1,440,000	1,518,221
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	2,335,000	2,444,698
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,093,440
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,670,000	2,973,953
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2028	3,500,000	3,650,605
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2029	4,700,000	4,908,821
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,103,100
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,101,770
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,100,440
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25	7-1-2035	3,000,000	3,999,270
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2029	525,000	596,489
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2030	600,000	685,854
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2031	625,000	717,856
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2033	500,000	565,955
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2036	570,000	636,365
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2037	525,000	583,417

				43,385,624

				379,424,234

Indiana : 1.08%

Health Revenue : 0.10%

Knox County IN EDA Series A	5.00	4-1-2022	925,000	972,897
Knox County IN EDA Series A	5.00	4-1-2023	665,000	698,483
Knox County IN EDA Series A	5.00	4-1-2026	750,000	784,343

				2,455,723

Miscellaneous Revenue : 0.68%

Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,625,000	2,059,931
Indiana Bond Bank Special Program Series A (AGM Insured)	5.00	9-1-2022	1,545,000	1,642,366
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,361,820
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	941,093
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,233,580
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	902,389
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,683,454
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,220,630
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,868,029

10

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

Indianapolis IN Local Public Improvement Bond Bank Series E	5.00%	1-1-2034	$2,000,000	$2,410,000
Valparaiso IN Multi-Schools Building Corporation	5.00	7-15-2024	750,000	879,420

				17,202,712

Utilities Revenue : 0.04%

Indiana Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0115 (JPMorgan Chase & Company LIQ) 144Aø	0.47	10-15-2020	875,000	875,000

Water & Sewer Revenue : 0.26%

Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,702,763
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,204,906
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.25	10-1-2038	2,500,000	2,617,975

				6,525,644

				27,059,079

Iowa : 0.26%

GO Revenue : 0.11%

Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,792,213

Utilities Revenue : 0.15%

Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	3,000,000	3,640,110

				6,432,323

Kansas : 0.31%

Health Revenue : 0.05%

Kansas Development Finance Authority Health Facilities Series F	5.00	11-15-2021	1,300,000	1,363,258

Miscellaneous Revenue : 0.12%

Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,907,580

Tax Revenue : 0.06%

Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	3,350,000	1,419,261

Utilities Revenue : 0.08%

Burlington KS Environmental Impact Series A ø	0.24	9-1-2035	2,000,000	2,000,000

				7,690,099

Kentucky : 2.23%

Housing Revenue : 0.20%

Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	5,000,000	5,066,850

Transportation Revenue : 0.35%

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2021	2,750,000	2,703,360
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2022	4,320,000	4,147,718
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2025	1,020,000	848,813

11

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00%	7-1-2029	$1,400,000	$1,044,638

				8,744,529

Utilities Revenue : 1.68%

Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	16,255,000	18,413,827
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	13,000,000	14,569,360
Kentucky Public Energy Authority Gas Supply Series C1	4.00	2-1-2050	8,000,000	9,400,240

				42,383,427

				56,194,806

Louisiana : 2.30%

Airport Revenue : 0.13%

New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2035	2,000,000	2,393,380
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	891,668

				3,285,048

Education Revenue : 0.22%

Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2027	3,380,000	3,237,195
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2028	2,500,000	2,397,350

				5,634,545

Industrial Development Revenue : 0.72%

East Baton Rouge LA Pollution Control Refunding Bond ø	0.13	3-1-2022	17,970,000	17,970,000

Miscellaneous Revenue : 0.72%

Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,809,825
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	740,000
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	444,000
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	370,000
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,364,840
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,180,438
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,821,859
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,154,686
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,148,470

				18,034,118

Tax Revenue : 0.24%

Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,242,000
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,235,010
St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,670,794

				6,147,804

Transportation Revenue : 0.14%

Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,182,660
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,177,630
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,174,020

				3,534,310

12

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.13%

Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00%	9-1-2030	$500,000	$605,205
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2031	600,000	721,896
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2032	655,000	782,411
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,157,440

				3,266,952

				57,872,777

Maine : 0.38%

Education Revenue : 0.24%

Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2029	1,015,000	1,204,785
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2030	1,200,000	1,417,164
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2032	1,415,000	1,649,678
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2033	1,485,000	1,718,591

				5,990,218

Health Revenue : 0.14%

Maine Health & Higher Educational Facilities Authority Series A	4.00	7-1-2036	800,000	935,576
Maine Health & Higher Educational Facilities Authority Series A	4.00	7-1-2037	1,150,000	1,339,555
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2035	1,000,000	1,278,420

				3,553,551

				9,543,769

Maryland : 1.85%

Education Revenue : 0.13%

Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	500,000	521,220
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,816,055

				3,337,275

GO Revenue : 1.26%

Maryland Series B	4.00	8-1-2023	5,000,000	5,541,750
Maryland Series B	4.00	8-1-2024	15,000,000	17,164,650
Prince Georges County MD Consolidated Public Improvement Bond Series C	4.00	8-1-2029	8,000,000	8,860,000

				31,566,400

Miscellaneous Revenue : 0.40%

Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	5,000,000	6,299,550
Maryland CDA Local Government Infrastructure Bond Series A-2	2.00	6-1-2022	460,000	472,889
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2028	1,215,000	1,588,625
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,655,473

				10,016,537

Tax Revenue : 0.06%

Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	500,000	512,470

13

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)

Howard County MD Downtown Columbia Project Series A 144A	4.13%	2-15-2034	$1,000,000	$1,007,390

				1,519,860

				46,440,072

Massachusetts : 1.58%

Education Revenue : 0.07%

Massachusetts Development Finance Agency Lasell College	5.00	7-1-2021	620,000	627,316
Massachusetts Development Finance Agency Merrimack College Series A	5.00	7-1-2021	1,035,000	1,053,765

				1,681,081

GO Revenue : 1.05%

Boston MA Series A	4.00	4-1-2031	1,500,000	1,795,080
Boston MA Series A	5.00	4-1-2026	5,790,000	6,997,852
Massachusetts Consolidated Loan Series D	5.00	9-1-2028	10,000,000	12,180,000
Massachusetts Series B	5.00	7-1-2035	1,500,000	1,928,235
Massachusetts Series B	5.00	7-1-2036	2,700,000	3,456,783

				26,357,950

Health Revenue : 0.05%

Massachusetts Development Finance Agency Series C (AGM Insured)	5.00	10-1-2033	525,000	681,833
Massachusetts Development Finance Agency Series C (AGM Insured)	5.00	10-1-2034	500,000	647,445

				1,329,278

Miscellaneous Revenue : 0.13%

Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	3,226,250

Tax Revenue : 0.28%

Massachusetts Bay Transportation Authority Series A	5.25	7-1-2031	5,000,000	7,136,450

				39,731,009

Michigan : 2.38%

Airport Revenue : 0.07%

Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	968,072
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	723,630

				1,691,702

Education Revenue : 0.29%

Flint MI International Academy Public School	5.38	10-1-2022	985,000	986,241
Flint MI International Academy Public School	5.50	10-1-2027	1,985,000	1,986,687
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,684,963
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	686,022
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,141,700
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	859,035

				7,344,648

GO Revenue : 0.41%

Eaton Rapids MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	1,916,001
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,299,979
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,366,114
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,897,709

14

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

Southfield MI 2015 Street Improvement	4.00%	5-1-2025	$1,490,000	$1,721,665

				10,201,468

Health Revenue : 0.19%

Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	436,356
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	867,944
Michigan Finance Authority Trinity Health Credit Group Series MI-2	4.00	12-1-2035	3,000,000	3,517,290

				4,821,590

Miscellaneous Revenue : 0.45%

Michigan Building Authority Refunding Bond	5.00	4-15-2036	3,000,000	3,893,370
Michigan Finance Authority Local Government Loan Program Series F	4.00	10-1-2024	3,000,000	3,147,420
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,368,294

				11,409,084

Water & Sewer Revenue : 0.97%

Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	4,097,184
Michigan Finance Authority Local Government Loan Program Series D (National Insured)	5.00	7-1-2025	1,000,000	1,166,830
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,684,680
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	3,134,973
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,271,300

				24,354,967

				59,823,459

Minnesota : 0.14%

Education Revenue : 0.03%

Minnesota HEFAR Concordia University Series 6Q (U.S. Bank NA LOC) ø	0.15	4-1-2037	600,000	600,000

Miscellaneous Revenue : 0.11%

Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA LIQ, U.S. Bank NA SPA) ø	0.12	8-15-2037	2,845,000	2,845,000

				3,445,000

Mississippi : 0.75%

Health Revenue : 0.15%

Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2037	1,000,000	1,247,730
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2038	1,000,000	1,243,750
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2039	1,000,000	1,239,990

				3,731,470

Miscellaneous Revenue : 0.42%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	9,895,000	10,617,434

Water & Sewer Revenue : 0.18%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,314,105
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	617,353

15

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)

West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00%	1-1-2027	$435,000	$509,037
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	856,215
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,139,780

				4,436,490

				18,785,394

Missouri : 0.40%

Education Revenue : 0.11%

Missouri HEFA Webster University Project	5.00	4-1-2027	2,450,000	2,684,269

GO Revenue : 0.04%

Belton MO School District #124 Missouri Direct Deposit Program Project	5.00	3-1-2026	750,000	932,183

Miscellaneous Revenue : 0.25%

Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,601,343
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,699,410
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,128,600

				6,429,353

				10,045,805

Nebraska : 0.35%

Health Revenue : 0.10%

Douglas County NE Hospital Authority Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,397,556
Lincoln County NE Hospital Authority Great Plains Regional Medical Center	5.00	11-1-2024	1,000,000	1,049,990

				2,447,546

Utilities Revenue : 0.25%

Nebraska Central Plains Energy Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	2,430,000	2,792,896
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,290,000	1,385,267
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,249,500

				6,427,663

				8,875,209

Nevada : 1.42%

GO Revenue : 1.39%

Clark County NV Refunding Bond	5.00	6-1-2030	3,955,000	4,954,705
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	6,220,850
Clark County NV School District Building Bond Series A (AGM Insured)	4.00	6-15-2034	6,790,000	7,702,372
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	2,031,945
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2033	3,900,000	4,881,630
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	5,018,160
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,281,698
Las Vegas NV Valley Water District Series A	4.00	6-1-2028	1,665,000	1,906,758

				34,998,118

Miscellaneous Revenue : 0.03%

Las Vegas NV Special Improvement District #607	4.00	6-1-2021	615,000	622,152

16

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

Las Vegas NV Special Improvement District #607	4.25%	6-1-2024	$200,000	$211,160

				833,312

				35,831,430

New Hampshire : 0.13%

Housing Revenue : 0.13%

New Hampshire HFA SFMR Acquisition Series E & F	4.80	7-1-2028	645,000	649,251
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,478,108	2,676,208

				3,325,459

New Jersey : 3.07%

Airport Revenue : 0.20%

South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,430,181
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,489,762

				4,919,943

GO Revenue : 0.48%

Trenton City NJ (BAM Insured)	5.00	12-1-2022	1,630,000	1,788,941
Trenton City NJ (BAM Insured)	5.00	12-1-2024	1,775,000	2,099,133
Trenton City NJ (BAM Insured)	5.00	12-1-2025	1,860,000	2,260,737
Trenton City NJ (BAM Insured)	5.00	12-1-2026	1,000,000	1,207,550
Union County NJ General Improvement Bond	3.00	3-1-2026	4,165,000	4,662,718

				12,019,079

Miscellaneous Revenue : 1.38%

New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	445,000	445,659
New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,794,275
New Jersey EDA School Facilities Construction Prerefunded Bond Series NN	5.00	3-1-2021	1,210,000	1,234,273
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2023	3,000,000	3,255,300
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	9,830,000	10,569,019
New Jersey EDA School Facilities Construction Refunding Bond Series XX	5.00	6-15-2022	5,020,000	5,358,097
New Jersey EDA School Facilities Construction Unrefunded Bond Series NN	5.00	3-1-2021	3,105,000	3,156,791
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	2,320,000	2,742,402
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,349,725
New Jersey Sports & Exposition Authority (National Insured)	5.50	3-1-2022	1,755,000	1,884,695

				34,790,236

Tax Revenue : 0.25%

New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,289,600

Tobacco Revenue : 0.10%

New Jersey EDA Cigarette Tax Refunding Bond	5.00	6-15-2021	2,500,000	2,539,300

Transportation Revenue : 0.66%

New Jersey TTFA CAB Series A ¤	0.00	12-15-2030	2,000,000	1,461,880
New Jersey TTFA Series A	5.00	12-15-2036	2,000,000	2,281,720
New Jersey TTFA Series A	5.25	6-15-2024	1,695,000	1,756,190

17

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)

New Jersey TTFA Series A	5.25%	6-15-2025	$2,000,000	$2,056,480
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,773,525
New Jersey TTFA Unrefunded Balance Bond (National Insured)	5.25	12-15-2021	6,000,000	6,312,180

				16,641,975

				77,200,133

New Mexico : 0.80%

GO Revenue : 0.14%

Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2025	400,000	485,044
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2026	1,205,000	1,503,792
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2034	1,150,000	1,459,649

				3,448,485

Housing Revenue : 0.02%

New Mexico Mortgage Finance Authority SFMR Class I Series A (GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	335,000	339,144
New Mexico Mortgage Finance Authority SFMR Class I Series B (GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	215,000	217,991

				557,135

Miscellaneous Revenue : 0.47%

Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2028	9,265,000	10,679,395
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2029	1,000,000	1,148,990

				11,828,385

Utilities Revenue : 0.12%

New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bond and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	2,570,000	3,058,017

Water & Sewer Revenue : 0.05%

Albuquerque & Bernalillo Counties NM Water Utility Authority Series B	5.00	7-1-2024	1,000,000	1,174,580

				20,066,602

New York : 9.23%

Airport Revenue : 0.20%

New York & New Jersey Port Authority Consolidated Bond	4.00	7-15-2036	1,000,000	1,169,860
New York & New Jersey Port Authority Consolidated Bond	4.00	7-15-2037	3,250,000	3,777,703

				4,947,563

Education Revenue : 0.81%

Albany NY IDA Foundation State University Project Series A ø	0.29	7-1-2032	2,400,000	2,400,000
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	378,657
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,851,780
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.53	2-1-2040	2,725,000	2,792,635

18

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.89%	2-1-2032	$2,745,000	$2,929,601
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series B	5.57	2-1-2041	4,140,000	4,242,548
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2022	790,000	832,573
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	706,262
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	1,026,976
Niagara NY Area Development Corporation	5.00	5-1-2022	1,350,000	1,440,410
Westchester County NY Local Development Pace University Series B	1.38	5-1-2044	1,910,000	1,910,000

				20,511,442

GO Revenue : 0.99%

Hempstead Town Nassau County NY Public Improvement Series A	4.00	6-15-2028	5,000,000	5,854,900
Nassau County NY	5.00	10-1-2024	4,965,000	5,778,416
New York NY Series B	5.00	12-1-2032	2,000,000	2,430,700
New York NY Series C	5.00	8-1-2031	5,000,000	5,829,500
Suffolk County NY Series A	5.00	3-19-2021	4,000,000	4,074,840
Yonkers NY Series A (AGM Insured)	5.00	10-1-2024	1,000,000	1,048,520

				25,016,876

Housing Revenue : 0.10%

East Rochester NY Housing Authority Home Good Shepherd Project Series A (Citizens Bank LOC) ø	0.28	12-1-2036	2,420,000	2,420,000

Industrial Development Revenue : 0.13%

Monroe County NY IDAG Continuing Development Services Project (Citizens Bank LOC) ø	0.28	7-1-2027	805,000	805,000
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	966,770
Port Authority New York & New Jersey Special Obligation	5.00	12-1-2020	1,575,000	1,588,892

				3,360,662

Miscellaneous Revenue : 0.32%

New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,446,060
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,530,000	3,124,474
New York NY Trust for Cultural Resources Series A-1	5.00	7-1-2031	2,475,000	2,497,275

				8,067,809

Tax Revenue : 3.69%

New York City NY Transitional Finance Authority Revenue Various Subordinated Future Tax Secured Subordinated Series (Barclays Bank plc SPA) ø	0.12	11-1-2044	7,500,000	7,500,000
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	9,227,440
New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,929,300
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,664,500
New York Dormitory Authority Series B (Ambac Insured)	5.50	3-15-2025	3,885,000	4,736,437
New York Dormitory Authority Series D	4.00	2-15-2037	5,000,000	5,835,450
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	5,790,950
New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	18,863,400
New York Metropolitan Transportation Authority Series A	5.00	11-15-2024	6,010,000	6,488,757
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,145,000	1,331,933
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,975,700
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,209,880
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,387,326
New York Urban Development Corporation Personal income Tax Series A	5.00	3-15-2032	5,000,000	6,094,950

19

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)

New York Urban Development Corporation Personal Income Tax Series C	4.00%	3-15-2037	$5,000,000	$5,895,500

				92,931,523

Tobacco Revenue : 0.04%

Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	4.00	6-1-2022	420,000	429,849
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	5.00	6-1-2023	500,000	519,650

				949,499

Transportation Revenue : 2.48%

New York Metropolitan Transportation Authority Series A	5.00	11-15-2027	12,640,000	13,458,946
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	4,010,000	4,087,393
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	4,205,000	4,436,233
New York Metropolitan Transportation Authority Series C	5.25	11-15-2029	3,460,000	3,664,832
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	11,540,000	12,228,707
New York Metropolitan Transportation Authority Series D	5.00	11-15-2027	2,000,000	2,253,480
New York Metropolitan Transportation Authority Series F	5.00	11-15-2028	2,450,000	2,505,591
Triborough NY Bridges & Tunnels Authority Series B	5.00	11-15-2030	6,030,000	8,132,782
Triborough NY Bridges & Tunnels Authority Series C	5.00	11-15-2034	4,165,000	5,240,528
Triborough NY Bridges & Tunnels Authority Series C	5.00	11-15-2035	5,015,000	6,288,960

				62,297,452

Utilities Revenue : 0.13%

New York Tender Option Bond Trust Bond Trust Receipts\Floater Certificates Series 2020-XF0945 (JPMorgan Chase & Company LIQ) 144Aø	0.16	11-15-2027	1,750,000	1,750,000
New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,430,713

				3,180,713

Water & Sewer Revenue : 0.34%

New York NY Municipal Water Finance Authority Series GG	5.00	6-15-2029	1,295,000	1,561,071
New York NY Municipal Water Finance Authority Series HH	5.00	6-15-2037	4,000,000	4,752,160
Western Nassau NY Water Authority Series A	5.00	4-1-2027	385,000	457,954
Western Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	355,239
Western Nassau NY Water Authority Series B	5.00	4-1-2024	430,000	498,374
Western Nassau NY Water Authority Series B	5.00	4-1-2026	755,000	902,512

				8,527,310

				232,210,849

North Carolina : 0.12%

Miscellaneous Revenue : 0.12%

North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,905,930
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	95,802

				3,001,732

Ohio : 1.71%

Education Revenue : 0.18%

Ohio HEFAR Xavier University 2020 Project	5.00	5-1-2029	1,080,000	1,390,673
Ohio HEFAR Xavier University 2020 Project	5.00	5-1-2031	2,400,000	3,118,416

				4,509,089

GO Revenue : 0.09%

Columbus OH Various Purposes Series 2	5.00	7-1-2026	1,775,000	2,238,790

20

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.05%

Hamilton OH Hospital Facilities UC Health	5.00%	9-15-2035	$1,100,000	$1,366,332

Miscellaneous Revenue : 0.62%

Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,728,261
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,486,597
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2025	500,000	608,860
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2026	600,000	725,880
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2028	1,250,000	1,508,038
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A	5.00	1-1-2022	2,500,000	2,650,700
Ohio Building Authority Series A	5.00	10-1-2024	1,000,000	1,048,210
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	770,000	770,970

				15,527,516

Tax Revenue : 0.13%

Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	3,160,875

Tobacco Revenue : 0.10%

Buckeye OH Tobacco Settlement Financing Authority Refunding Bond	4.00	6-1-2038	2,100,000	2,455,698

Transportation Revenue : 0.04%

Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,102,970

Utilities Revenue : 0.45%

Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	790,300
Hamilton OH Electric System Improvement and Refunding Bond (BAM Insured)	4.00	10-1-2034	710,000	831,566
Hamilton OH Electric System Improvement and Refunding Bond (BAM Insured)	4.00	10-1-2035	1,000,000	1,161,480
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	3,000,000	3,539,610
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,000,000	1,027,620
Ohio Combined Hydroelectric Project American Municipal Power Series A	5.00	2-15-2024	400,000	461,688
Ohio Combined Hydroelectric Project American Municipal Power Series A	5.00	2-15-2029	2,700,000	3,545,343

				11,357,607

Water & Sewer Revenue : 0.05%

Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,258,460

				42,977,337

Oklahoma : 2.37%

Education Revenue : 0.04%

Oklahoma Agricultural and Mechanical Colleges Refunding Bond Series A	4.00	9-1-2036	750,000	890,183

Miscellaneous Revenue : 1.97%

Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2024	2,905,000	3,390,106
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,681,642

21

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

Canadian County OK Education Facilities Authority Mustang Public Schools Project	4.00%	9-1-2025	$1,110,000	$1,290,042
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,479,740
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,684,714
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,241,410
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,230,790
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,569,242
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	879,963
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	498,964
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	310,113
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	829,062
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,945,712
Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,397,850
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,471,277
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,502,334
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,192,440
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,479,620
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,126,470
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2024	1,075,000	1,252,246
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	599,880
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,378,695
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2029	3,000,000	3,608,010
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2032	3,000,000	3,489,000
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2021	1,000,000	1,039,380
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2022	1,000,000	1,081,800
Oklahoma Development Finance Authority Refunding Bond	4.00	6-1-2023	1,270,000	1,384,364
Oklahoma Development Finance Authority State System of Higher Education Series A	5.00	6-1-2023	1,230,000	1,383,344
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	657,775
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	680,066
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	713,559
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	1,063,814

				49,533,424

Tax Revenue : 0.18%

Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,723,421
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,308,116
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,443,087

				4,474,624

Utilities Revenue : 0.15%

Claremore OK Public Works Authority	4.00	6-1-2022	2,595,000	2,752,439
Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,069,752

				3,822,191

Water & Sewer Revenue : 0.03%

McGee Creek OK Authority (National Insured)	6.00	1-1-2023	710,000	756,590

				59,477,012

22

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon : 1.14%

Airport Revenue : 0.11%

Portland International Airport Refunding Bond Series 26A	4.00%	7-1-2037	$565,000	$652,745
Portland International Airport Refunding Bond Series 26A	5.00	7-1-2033	400,000	513,736
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2033	530,000	680,700
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2037	705,000	890,789

				2,737,970

GO Revenue : 0.34%

Benton & Linn Counties OR Corvallis School District Series B (AGM Insured)	5.00	6-15-2031	5,110,000	6,615,202
Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00	6-15-2035	1,500,000	1,870,350

				8,485,552

Health Revenue : 0.69%

Medford OR Hospital Facilities Authority Asante Health System Series A	5.00	8-15-2037	1,400,000	1,792,532
Medford OR Hospital Facilities Authority Rogue Valley Manor Series A	5.00	10-1-2020	1,155,000	1,155,000
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,816,320
Oregon State Facilities Authority Revenue Various Refunding Peacehealth Series A (U.S. Bank NA LOC) ø	0.10	8-1-2034	12,600,000	12,600,000

				17,363,852

				28,587,374

Pennsylvania : 9.90%

Airport Revenue : 0.04%

Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2028	315,000	385,916
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2031	450,000	542,750

				928,666

Education Revenue : 1.22%

Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,618,770
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	4,000,000	4,127,160
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,266,970
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	961,756
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	707,751
Pennsylvania HEFAR Series AQ	5.00	6-15-2023	6,090,000	6,823,236
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,198,770
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,680,779
Pennsylvania HEFAR Series LL1	5.00	11-1-2020	590,000	590,620
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,342,436
Pennsylvania Public School Building Authority	5.00	5-1-2023	2,185,000	2,418,577
Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,621,805
Philadelphia PA IDA	5.88	6-15-2022	510,000	528,814
Philadelphia PA IDA	6.13	6-15-2023	645,000	682,023
Philadelphia PA IDA	7.00	5-1-2026	740,000	758,833
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	6.25	5-1-2021	65,000	66,311
Philadelphia PA Public School Building Authority (BAM Insured)	5.00	6-15-2026	2,000,000	2,386,760

				30,781,371

GO Revenue : 3.89%

Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,425,000	4,032,047
Allegheny County PA Series 72	5.25	12-1-2033	4,045,000	4,681,966
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,380,918

23

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

Johnstown PA School District (AGM Insured)	5.00%	8-1-2024	$2,730,000	$2,838,927
Norristown PA Area School District Montgomery County Series 2018 (BAM Insured)	5.00	9-1-2035	2,035,000	2,472,708
Pennsylvania Hills PA School District (BAM Insured)	4.00	10-1-2021	1,460,000	1,515,100
Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	8,514,450
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	2,200,000	2,286,834
Philadelphia PA School District Refunding Bond Series D	5.00	9-1-2022	3,750,000	4,064,250
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	6,133,100
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	6,104,200
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,501,194
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,204,950
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,162,850
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,440,160
Philadelphia PA Series A	5.00	8-1-2027	1,685,000	2,129,436
Philadelphia PA Series A	5.00	8-1-2033	2,020,000	2,468,359
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,973,683
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	5,067,928
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	5,014,969
Philadelphia School District Series A	5.00	9-1-2032	2,300,000	2,900,392
Philadelphia School District Series C	5.00	9-1-2033	6,180,000	7,722,775
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,170,560
Pittsburgh PA Series A	4.00	9-1-2022	1,000,000	1,070,160
Pittsburgh PA Series A	5.00	9-1-2022	2,060,000	2,243,793
Pittsburgh PA Series A	5.00	9-1-2023	3,810,000	4,161,473
Reading Berks PA Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,221,620
Reading PA School District	5.00	4-1-2021	3,120,000	3,187,267
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,389,500
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	2,067,756
Scranton Lackawanna County PA School District Bond Series A (BAM Insured)	5.00	6-1-2037	500,000	611,835

				97,735,160

Health Revenue : 1.10%

Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2037	2,000,000	2,285,980
Allegheny County PA Hospital Development Authority Series A	5.00	7-15-2031	3,750,000	4,804,875
Allegheny County PA Hospital Development Authority Series B (National Insured)	6.00	7-1-2025	2,605,000	3,237,572
Allegheny County PA Hospital Development Authority Series E (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.14	4-1-2022	4,820,000	4,820,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	155,000	186,459
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2025	1,340,000	1,469,605
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,370,000	1,497,890
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2027	1,225,000	1,334,209
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	1,104,310
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2031	1,000,000	1,300,450
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2034	1,650,000	2,102,084
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2035	1,450,000	1,840,268
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0876 (Royal Bank of Canada LIQ) 144Aø	0.16	8-15-2027	1,750,000	1,750,000

				27,733,702

Miscellaneous Revenue : 1.88%

Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	2,000,000	2,266,920
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	435,000	556,187
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	480,000	609,850
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	473,828
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2022	3,015,000	3,293,254
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2023	1,900,000	2,153,460

24

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00%	11-1-2024	$1,660,000	$1,948,774
Pennsylvania Public School Building Authority (BAM Insured)	4.00	5-15-2021	500,000	511,565
Pennsylvania Public School Building Authority (BAM Insured)	4.00	5-15-2022	1,000,000	1,021,430
Pennsylvania Public School Building Authority	5.00	4-1-2029	1,000,000	1,071,570
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,990,000	2,484,535
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2028	3,500,000	4,293,205
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2033	4,425,000	5,319,868
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	2,000,000	2,143,140
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,590,480
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2024	1,250,000	1,459,700
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2025	1,250,000	1,453,575
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2026	1,250,000	1,447,475
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2027	1,010,000	1,166,883
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,454,446
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	2,177,370
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	932,916
York County PA School of Technology Authority Series A (BAM Insured)	5.00	2-15-2024	1,590,000	1,832,316
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	929,504
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	579,075

				47,171,326

Resource Recovery Revenue : 0.26%

Lancaster County PA Solid Waste Management Authority Series A	5.25	12-15-2028	5,665,000	6,530,952

Tobacco Revenue : 0.25%

Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	3,158,025
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	3,220,975

				6,379,000

Transportation Revenue : 0.86%

Pennsylvania Turnpike Commission Refunding Bond	5.00	6-1-2027	1,000,000	1,246,370
Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,322,090
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00	12-1-2030	4,220,000	5,615,807
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	6,052,300
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,722,249
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,579,700

				21,538,516

Water & Sewer Revenue : 0.40%

Bucks County PA Water & Sewer Authority Water System (AGM Insured)	5.00	12-1-2026	2,400,000	2,535,024
Pennsylvania Capital Region Water System Series of 2017	5.00	7-15-2030	1,180,000	1,467,755
Pennsylvania Capital Region Water System Series of 2018	5.00	7-15-2030	1,500,000	1,913,310
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,971,339

25

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)

Philadelphia PA Water and Wastewater Bond Series B	5.00%	11-1-2033	$1,760,000	$2,195,653

				10,083,081

				248,881,774

South Carolina : 0.53%

Education Revenue : 0.30%

South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	925,000	925,574
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	812,266
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,170,144
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,472,345
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,200,308

				7,580,637

Health Revenue : 0.01%

South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.37	5-1-2048	275,000	275,000

Miscellaneous Revenue : 0.22%

Laurens County SC Education Assistance for District #55	5.00	12-1-2021	1,000,000	1,054,560
Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,363,938
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,205,310
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,838,336

				5,462,144

				13,317,781

Tennessee : 1.21%

Education Revenue : 0.03%

Franklin County TN HEFA	4.00	9-1-2024	250,000	267,638
Franklin County TN HEFA	5.00	9-1-2030	560,000	607,376

				875,014

Housing Revenue : 0.16%

Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	781,530
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2028	1,000,000	1,043,500
Greeneville TN HEFA People Road Portfolio Project	1.45	12-1-2022	2,215,000	2,245,811

				4,070,841

Utilities Revenue : 1.02%

Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	11,000,000	12,541,870
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,120,000	13,052,755

				25,594,625

				30,540,480

Texas : 7.38%

Airport Revenue : 0.73%

Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2034	2,500,000	2,966,000
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2035	2,500,000	2,953,800
Galveston TX Wharves & Terminal	5.00	2-1-2026	2,000,000	2,010,200
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2033	3,010,000	3,709,584
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2034	3,500,000	4,297,965

26

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)

Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00%	7-1-2035	$2,000,000	$2,447,400

				18,384,949

Education Revenue : 0.22%

Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	270,000	277,806
University of Houston Texas Series B	5.25	7-1-2026	4,225,000	5,358,652

				5,636,458

GO Revenue : 3.32%

Austin TX Independent School District Series B	5.00	8-1-2023	3,805,000	4,314,223
Austin TX Independent School District Series B	5.00	8-1-2024	3,970,000	4,677,573
Austin TX Independent School District Series B	5.00	8-1-2025	2,050,000	2,501,205
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,767,594
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,220,870
Bexar County TX Combination Tax Certificate of Obligation	5.00	6-15-2024	1,000,000	1,173,830
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,550,963
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,202,310
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,561,118
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2023	1,395,000	1,544,753
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,181,040
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,306,178
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,152,100
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2023	720,000	788,854
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2024	745,000	839,973
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2023	1,990,000	2,254,610
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2024	1,145,000	1,349,211
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2025	1,000,000	1,178,770
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,180,540
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,159,622
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,444,420
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,588,584
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	874,328
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,730,950
Harris County TX Tax Road Refunding Bond Series 2014-A	5.00	10-1-2025	8,445,000	10,022,779
Harris County TX Tax Road Refunding Bond Series 2015-A	5.00	10-1-2025	4,215,000	5,185,630
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	5,237,280
Hays County TX Limited Tax Bond	5.00	2-15-2026	650,000	802,529
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,267,480
Hays County TX Limited Tax Refunding Bond	5.00	2-15-2023	1,750,000	1,944,460
Plano TX	5.00	9-1-2030	2,155,000	2,710,193
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	5,066,781
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00	8-15-2037	2,000,000	2,383,660
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,757,358
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2026	610,000	691,466
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2030	710,000	790,287

				83,403,522

Housing Revenue : 0.55%

Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series2019-MIZ9010 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.45	4-1-2034	3,750,000	3,750,000
San Antonio TX Housing Trust Finance Corporation Majestic Ranch Apartments LP (FHA Insured)	1.40	7-1-2022	10,000,000	10,120,200

				13,870,200

Miscellaneous Revenue : 0.29%

Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	706,934

27

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

Austin TX Community College District Public Facility Corporation Bond Series C	5.00%	8-1-2029	$400,000	$507,236
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	630,775
Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,814,625
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,207,160
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,507,638

				7,374,368

Resource Recovery Revenue : 0.28%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series D ø	0.40	11-1-2040	7,000,000	7,000,000

Tax Revenue : 0.53%

Houston TX Old Spanish Trail Almeda Corridors Redevelopment Authority (BAM Insured)	4.00	9-1-2031	1,540,000	1,826,163
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2027	1,880,000	2,073,602
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2029	2,390,000	2,632,155
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2030	1,500,000	1,650,570
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2031	1,000,000	1,100,380
Texas Transportation Commission Highway Fund Series A	5.00	10-1-2025	3,250,000	3,998,410

				13,281,280

Transportation Revenue : 0.37%

Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,902,735
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2035	3,000,000	3,704,400
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2036	3,015,000	3,710,289

				9,317,424

Utilities Revenue : 0.81%

Austin TX Refunding Bond (National Insured)	5.25	5-15-2025	1,400,000	1,566,460
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,639,213
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,798,845
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,994,075
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012	5.00	12-15-2021	3,945,000	4,143,749
Texas Municipal Gas Acquisition & Supply Corporation Series B	5.00	12-15-2022	5,000,000	5,456,850
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,208,880
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	454,748

				20,262,820

Water & Sewer Revenue : 0.28%

Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	845,111
North Harris County TX Regional Water Authority Senior Lien (BAM Insured)	5.00	12-15-2029	1,215,000	1,333,596
Tarrant TX Water Project Refunding Bond	4.00	2-1-2027	1,000,000	1,176,850
Texas Water Development Board State Implementation Series A	4.00	10-15-2032	3,000,000	3,609,390

				6,964,947

				185,495,968

Utah : 0.30%

Education Revenue : 0.14%

University of Utah (Citibank NA LIQ) 144Aø	0.16	8-1-2021	680,000	680,000

28

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00%	4-15-2021	$400,000	$407,528
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2022	400,000	421,460
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	432,020
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2024	450,000	499,307
Utah Charter School Finance Authority Refunding Bond (CSCE Insured) 144A	4.50	6-15-2027	1,025,000	1,113,150

				3,553,465

Miscellaneous Revenue : 0.16%

West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,249,870
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,903,615
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	785,797

				3,939,282

				7,492,747

Virginia : 0.22%

Education Revenue : 0.14%

Virginia Small Business Financing Authority	5.25	10-1-2029	3,000,000	3,533,880

Tax Revenue : 0.08%

Greater Richmond VA Convention Center	5.00	6-15-2025	1,000,000	1,120,790
Marquis VA CDA CAB Series 2015 144A¤	0.00	9-1-2045	386,000	194,459
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	83,231
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	634,694

				2,033,174

				5,567,054

Washington : 4.92%

Education Revenue : 0.05%

Washington EDFA	5.00	6-1-2028	1,000,000	1,160,970

GO Revenue : 2.11%

King & Pierce Counties WA Auburn School District #408 (AGM Insured)	4.00	12-1-2034	4,075,000	4,971,989
King County WA Federal Way School District #210 (AGM Insured)	4.00	12-1-2023	4,085,000	4,570,747
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2026	775,000	931,728
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,900,720
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,868,432
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,421,887
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	8,269,773
Seattle WA Refunding Bond Series A	5.00	6-1-2024	6,345,000	7,444,715
Washington Various Purposes Bond Series C	5.00	2-1-2034	5,800,000	7,078,262
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,944,920
Yakima County WA West Valley School District #208 (AGM Insured)	5.00	12-1-2032	1,200,000	1,556,364

				52,959,537

Health Revenue : 0.79%

Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) ±	1.17	1-1-2042	10,000,000	10,098,200

29

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)

Washington HCFR Fred Hutchinson Cancer Research Center	5.00%	1-1-2023	$4,000,000	$4,397,200
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,679,953
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,241,247
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,584,927

				20,001,527

Housing Revenue : 0.43%

Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2032	1,955,000	2,452,000
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,932,587
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	813,589
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,729,950

				10,928,126

Miscellaneous Revenue : 0.85%

Washington Certificate of Participation Series B	5.00	7-1-2035	1,335,000	1,723,899
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	2,030,797
Washington Lease FYI Properties Refunding Bond	5.00	6-1-2034	6,000,000	7,365,360
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,941,140
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,208,783

				21,269,979

Resource Recovery Revenue : 0.23%

Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,343,566
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	767,554
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,799,457
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,882,216

				5,792,793

Utilities Revenue : 0.46%

Chelan County WA Public Utility District #1 Refunding Bond Series A	4.00	7-1-2038	2,805,000	3,392,704
Energy Northwest Washington Wind Project	5.00	7-1-2022	1,185,000	1,278,070
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,953,244

				11,624,018

				123,736,950

West Virginia : 0.77%

GO Revenue : 0.33%

Ohio County WV Public School Bond	3.00	6-1-2027	2,740,000	3,124,915
West Virginia State Road Bond Series 2018 B	5.00	12-1-2036	4,000,000	5,071,960

				8,196,875

Health Revenue : 0.06%

West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	458,160
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	980,000	1,191,112

				1,649,272

Miscellaneous Revenue : 0.38%

West Virginia EDA Excess Lottery Series A	5.00	7-1-2038	2,980,000	3,690,313
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2026	1,520,000	1,831,798
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2027	1,595,000	1,924,687

30

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

West Virginia School Building Authority Capital Improvement Bond Series A		5.00%	7-1-2029	$1,755,000	$2,106,807

					9,553,605

					19,399,752

Wisconsin : 0.87%

Education Revenue : 0.27%

Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A		6.00	10-1-2032	1,475,000	1,638,519
Wisconsin PFA KU Campus Development Corporation Central District Development Project		5.00	3-1-2032	4,315,000	5,054,030

					6,692,549

Health Revenue : 0.40%

Wisconsin HEFA Series A		4.00	11-15-2039	2,250,000	2,523,825
Wisconsin HEFA Series A		5.00	7-15-2021	3,500,000	3,633,875
Wisconsin HEFA Series A		5.00	11-15-2023	3,500,000	3,978,275

					10,135,975

Housing Revenue : 0.15%

Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2019-XF2821 (Mizuho Bank Limited LOC, Mizuho Bank Limited LIQ) 144Aø		0.54	1-1-2026	3,845,000	3,845,000

Miscellaneous Revenue : 0.05%

Milwaukee WI RDA Public Schools		5.00	11-15-2029	420,000	517,436
Milwaukee WI RDA Public Schools		5.00	11-15-2030	635,000	780,618

					1,298,054

					21,971,578

Total Municipal Obligations (Cost $2,265,051,379)					2,422,306,914

Total investments in securities (Cost $2,265,051,379)	96.34%				2,422,306,914

Other assets and liabilities, net	3.66				92,097,861

Total net assets	100.00%				$2,514,404,775

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CSCE	Charter School Credit Enhancement
ECFA	Educational & Cultural Facilities Authority

31

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

32

Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investment in Municipal obligations	$0	$2,422,306,914	$0	$2,422,306,914

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.85%

Guam : 0.90%

Airport Revenue : 0.38%
Guam Port Authority Series 2018B	5.00%	7-1-2035	$605,000	$692,876

Water & Sewer Revenue : 0.52%

Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	865,000	926,960

				1,619,836

Illinois : 1.78%

GO Revenue : 0.90%

Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	514,335
Kane, Cook, & DuPage Counties IL School District #46 Series 2015D	5.00	1-1-2027	965,000	1,103,313

				1,617,648

Miscellaneous Revenue : 0.88%

Illinois Series A	5.00	11-1-2023	1,000,000	1,060,950
Illinois Series D	5.00	11-1-2021	500,000	513,450

				1,574,400

				3,192,048

Minnesota : 94.10%

Airport Revenue : 2.38%

Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2014A	5.00	1-1-2032	750,000	837,668
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016C	5.00	1-1-2046	1,000,000	1,165,990
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016D	5.00	1-1-2041	250,000	287,743
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	500,000	563,040
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	1,250,000	1,402,475

				4,256,916

Education Revenue : 22.72%

Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	777,143
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	638,250
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	530,795
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	1,001,150
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	542,950
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	132,591
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	105,753
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	105,251
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	5.25	7-1-2037	400,000	436,564

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50%	8-1-2036	$500,000	$528,870
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	386,998
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	671,581
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	645,072
Minneapolis MN Charter School Northeast College Preparatory Project	5.00	7-1-2055	700,000	715,673
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	190,000	198,271
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,352,338
Minnesota HEFAR College of St. Scholastica Series 2019	4.00	12-1-2040	1,000,000	1,054,930
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	420,044
Minnesota HEFAR Concordia University Series 6Q (U.S. Bank NA LOC) ø	0.15	4-1-2037	2,300,000	2,300,000
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,080,650
Minnesota HEFAR Hamline University Series 7E	4.50	10-1-2021	300,000	300,000
Minnesota HEFAR Hamline University Series 7E	5.00	10-1-2029	500,000	500,000
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	427,314
Minnesota HEFAR St. Catherine University Refunding Bond Series A	5.00	10-1-2025	570,000	652,468
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,244,760
Minnesota HEFAR St. Thomas University Series 2019	4.00	10-1-2041	515,000	570,363
Minnesota HEFAR St. Thomas University Series 2019	5.00	10-1-2040	750,000	903,435
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	825,690
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,096,336
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	888,945
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	870,045
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	5.00	11-1-2027	500,000	616,980
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	845,999
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	630,415
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,212,340
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	360,000	365,494
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,130,613
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project 144A	5.00	8-1-2022	940,000	960,934
Saint Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Series A	5.00	9-1-2055	400,000	448,460
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	510,000
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,142,610
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A	4.00	7-1-2023	125,000	128,870
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	978,928
St. Paul MN Housing & RDA Charter School Twin Cities German Immersion School Project Series 2019	5.00	7-1-2055	750,000	814,718
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	152,519
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,703,595
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	934,957
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,515,120
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2036	1,000,000	1,037,410
Woodbury MN Charter School Series A	3.90	12-1-2022	220,000	225,333
Woodbury MN Charter School Series A	5.00	12-1-2027	215,000	220,457
Woodbury MN Charter School Series A	5.00	12-1-2032	220,000	225,322

				40,705,304

2

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue : 17.57%

Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00%	2-1-2032	$1,305,000	$1,012,119
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	851,869
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	569,412
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,516,940
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	188,552
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	224,477
Minnesota Series 2018A	5.00	8-1-2032	2,700,000	3,498,066
Minnesota State Series A	5.00	8-1-2032	1,585,000	2,109,017
Minnesota State Trunk Highway Series B	4.00	8-1-2031	250,000	306,048
Minnesota Various Purpose Bonds Series 2015A	5.00	8-1-2028	3,400,000	4,142,866
North St. Paul Maplewood MN Independent School District #622 Facilities Maintenance Series B (State School District Credit Program Insured)	4.00	2-1-2029	2,735,000	3,329,999
Rosemount MN Independent School District #196 School Building Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,500,000	1,843,800
Roseville MN Independent School District #623 School Building Series A (State School District Credit Program Insured)	5.00	2-1-2031	2,090,000	2,577,681
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,250,000	1,497,263
Shakopee MN Independent School District #720 Series A (State School District Credit Program Insured)	5.00	2-1-2023	1,000,000	1,104,140
Shakopee MN Independent School District #720 Series B (State School District Credit Program Insured)	5.00	2-1-2025	405,000	480,504
St. Cloud MN Series A	4.00	2-1-2028	460,000	550,160
St. Cloud MN Series A	4.00	2-1-2029	475,000	563,683
St. Cloud MN Series A	4.00	2-1-2030	495,000	583,798
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2027	485,000	536,347
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2028	220,000	242,966
Willmar MN Rice Memorial Hospital Project Series 2012A	5.00	2-1-2026	1,000,000	1,015,110
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2030	440,000	507,060
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2032	530,000	604,953
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2033	555,000	630,819

				31,487,649

Health Revenue : 17.48%

Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	847,853
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	563,365
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	335,253
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.00	2-15-2048	650,000	751,134
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.25	2-15-2053	2,500,000	2,955,600
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	768,920
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	993,710
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	723,795
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	581,835
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	578,920
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2029	1,000,000	1,318,790
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,236,490

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)

Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00%	11-15-2033	$2,000,000	$2,312,980
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,195,570
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	623,321
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2032	660,000	666,864
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2042	560,000	565,594
Rochester MN Healthcare Facilities Mayo Clinic ø	0.10	11-15-2047	1,700,000	1,700,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	750,000	744,765
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	796,656
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	815,618
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,378,840
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,369,260
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health	5.13	5-1-2030	125,000	125,381
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	684,198
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,234,010
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2025	520,000	618,072
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2031	2,010,000	2,321,369
Winona MN Health Care Facilities Refunding Bond Series 2012	5.00	7-1-2034	500,000	509,855

				31,318,018

Housing Revenue : 5.34%

Brooklyn Park MN MFHR Amorce I Limited Partnership Project Series 2019A (GNMA Insured)	1.25	1-1-2022	1,735,000	1,738,730
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	872,805
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	0.55	1-1-2045	1,000,000	999,690
Minnesota Housing Finance Agency Rental Bond Series 2019C	1.60	8-1-2021	1,475,000	1,476,210
Minnesota Housing Finance Agency Residential Housing Series 2012D (GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	55,000	55,733
Minnesota Housing Finance Agency Residential Housing Series E (GNMA/FNMA/FHLMC Insured)	1.75	1-1-2028	825,000	852,572
Minnesota Housing Finance Agency Residential Housing Series E (GNMA/FNMA/FHLMC Insured)	1.75	7-1-2028	645,000	664,814
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,943,022
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	576,500
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ) ø	0.14	11-1-2035	395,000	395,000

				9,575,076

Miscellaneous Revenue : 17.06%

Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,140,390
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	286,030
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	283,918
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	334,851
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	714,336
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2026	395,000	478,602
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2028	700,000	888,545

4

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00%	2-1-2029	$750,000	$849,188
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2028	290,000	307,928
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2029	300,000	315,492
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2030	310,000	323,975
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA LIQ, U.S. Bank NA SPA) ø	0.12	8-15-2037	1,950,000	1,950,000
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A	6.00	12-1-2040	1,000,000	1,009,230
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,131,200
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,130,020
Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,113,910
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	489,975
Minnetonka MN Independent School District #276 Certificate of Participation Series 2016F	5.00	2-1-2025	205,000	226,552
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75	2-1-2042	2,145,000	2,651,778
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,186,801
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,739,880
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	570,005
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,131,100
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2023	230,000	247,294
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2024	130,000	143,663
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2025	215,000	243,058
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	585,730
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	408,387
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2028	245,000	293,020
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2029	255,000	302,609
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2030	260,000	306,641
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A	6.63	9-1-2042	865,000	915,300
St. Paul MN Independent School District Series C (State School District Credit Program Insured)	5.00	2-1-2030	2,965,000	3,710,935
White Bear Lake MN Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,159,660

				30,570,003

Resource Recovery Revenue : 0.79%

Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2030	1,055,000	1,410,250

Tax Revenue : 0.93%

Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,659,773

Transportation Revenue : 0.97%

St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	570,633
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	588,774

5

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

		Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)

St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A		5.00%	8-1-2025	$500,000	$569,830

					1,729,237

Utilities Revenue : 8.86%

Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012		5.00	1-1-2042	1,500,000	1,581,045
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A		5.00	12-1-2026	700,000	768,096
Minnesota Municipal Power Agency Series A		5.00	10-1-2025	2,335,000	2,335,000
Northern Minnesota Municipal Power Agency Series 2013A		4.00	1-1-2028	450,000	478,719
Northern Minnesota Municipal Power Agency Series 2016		5.00	1-1-2030	520,000	624,567
Northern Minnesota Municipal Power Agency Series 2016		5.00	1-1-2031	350,000	418,208
Northern Minnesota Municipal Power Agency Series 2017		5.00	1-1-2041	400,000	471,572
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2025	315,000	360,338
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2026	250,000	285,473
Rochester MN Electric Utility Revenue Series 2017A		5.00	12-1-2037	500,000	606,685
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2032	700,000	922,026
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2033	560,000	732,570
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2034	615,000	800,705
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2027	1,565,000	1,725,240
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2030	1,000,000	1,098,360
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2031	1,000,000	1,215,350
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	1,250,000	1,444,100

					15,868,054

					168,580,280

New York : 0.85%

GO Revenue : 0.85%

Suffolk County NY Series A		5.00	3-19-2021	1,500,000	1,528,065

Virgin Islands : 0.22%

Tax Revenue : 0.22%

Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)		5.00	10-1-2025	375,000	389,460

Total Municipal Obligations (Cost $167,204,103)					175,309,689

Total investments in securities (Cost $167,204,103)	97.85%				175,309,689

Other assets and liabilities, net	2.15				3,851,200

Total net assets	100.00%				$179,160,889

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal

6

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

7

Wells Fargo Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in Municipal obligations	$0	$175,309,689	$0	$175,309,689

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.22%

Alabama : 2.33%

Airport Revenue : 0.10%

Birmingham AL Airport Authority Revenue (BAM Insured)	4.00%	7-1-2036	$500,000	$578,520
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2037	500,000	576,230
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2038	400,000	459,348
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2028	700,000	885,493
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2029	750,000	963,638
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2030	500,000	651,905
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2032	600,000	771,000
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2033	650,000	830,148

				5,716,282

GO Revenue : 0.07%

Birmingham AL CAB Series A1	5.00	3-1-2045	3,160,000	3,707,976

Health Revenue : 0.05%

UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,272,270
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,266,890

				2,539,160

Tax Revenue : 0.74%

Alabama Federal Aid Highway Finance Authority Series A	5.00	6-1-2037	9,000,000	11,184,660
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	29,433,120

				40,617,780

Utilities Revenue : 1.26%

Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	16,960,000	17,304,627
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	7,660,000	8,772,692
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	28,850,000	31,947,913
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) 144Aø	0.67	9-1-2046	11,000,000	11,000,000

				69,025,232

Water & Sewer Revenue : 0.11%

Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2025	710,000	645,511
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,554,740
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,856,222

				6,056,473

				127,662,903

Alaska : 0.04%

Health Revenue : 0.04%

Alaska IDA Tanana Chiefs Conference Project	5.00	10-1-2033	1,930,000	2,431,260

Arizona : 1.63%

Education Revenue : 0.48%

Arizona Board of Regents University of Arizona Series C %%	5.00	8-1-2027	1,000,000	1,246,340
Arizona Board of Regents University of Arizona Series C %%	5.00	8-1-2029	1,005,000	1,304,088
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,104,194

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88%	6-15-2048	$2,435,000	$2,505,298
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,251,520
Phoenix AZ IDA Rowan University Project Series 2012	5.25	6-1-2034	1,000,000	1,045,230
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	7,375,000	7,253,091
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	6,385,000	6,374,209
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,543,404

				26,627,374

Health Revenue : 0.26%

Arizona Health Facilities Authority Revenue Bond Banner Health Series A	4.00	1-1-2043	5,565,000	5,704,682
Arizona Health Facilities Authority Revenue Bond Banner Health Series A	5.00	1-1-2044	5,000,000	5,499,150
Tempe AZ IDA Friendship Village Project Series A	5.25	12-1-2020	1,000,000	1,002,450
Tempe AZ IDA Friendship Village Project Series A	5.38	12-1-2021	1,000,000	1,018,400
Tempe AZ IDA Friendship Village Project Series A	5.50	12-1-2022	1,000,000	1,018,890

				14,243,572

Miscellaneous Revenue : 0.83%

Arizona Board Regents Certificates Refunding Bonds University of Arizona Series C	5.00	6-1-2028	3,250,000	3,474,705
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	8,043,386
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,763,408
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2034	13,875,000	16,506,116
Phoenix AZ Civic Improvement Corporation Series B	5.00	7-1-2049	5,570,000	6,531,605

				45,319,220

Resource Recovery Revenue : 0.06%

Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	3,200,000	3,246,560

				89,436,726

California : 5.13%

Airport Revenue : 1.06%

Los Angeles CA Department of Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	2,048,480
Los Angeles CA Department of Airports Subordinate Revenue Bonds	4.00	5-15-2036	2,000,000	2,195,560
Los Angeles CA Department of Airports Subordinate Revenue Bonds	5.00	5-15-2034	1,465,000	1,783,945
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	17,933,400
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	34,060,200

				58,021,585

Education Revenue : 0.15%

California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,450,948
University of California Series K	4.00	5-15-2046	5,075,000	5,702,219

				8,153,167

GO Revenue : 0.97%

Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2031	7,500,000	6,174,075
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,790,482

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00%	8-1-2032	$3,795,000	$3,010,574
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	3,708,200
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	4,802,560
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	824,980
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	799,830
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	774,540
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	2,002,166
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,541,240
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,727,580
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,683,620
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,357,697
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	976,669
Los Angeles CA Unified School District Series R	4.00	7-1-2044	11,000,000	12,900,360
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,375,230
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,744,500
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,683,400
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	790,780
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,535,880
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,898,816

				53,103,179

Health Revenue : 1.01%

California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	13,450,000	15,614,374
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	0.39	7-1-2040	21,550,000	21,550,000
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	2,000,000	2,014,320
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,598,558
University of California Regents University Medical Center Pooled Revenue Bonds Series L	4.00	5-15-2037	10,025,000	11,339,879

				55,117,131

Housing Revenue : 0.15%

California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	1,000,000	1,116,480
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	3,213,343	3,554,150
Mizuho Floater/Residual Trust Tender Option Bond (Mizuho Capital Markets LLC LIQ) 144Aø	0.19	7-11-2040	3,825,000	3,825,000

				8,495,630

Industrial Development Revenue : 0.26%

California Infrastructure & Economic Development Bank Revenue 144A	0.45	1-1-2050	14,000,000	14,000,000

Miscellaneous Revenue : 0.59%

Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	9,363,005
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,605,593
Mesa CA Water District Participation Certificates	4.00	3-15-2039	500,000	603,825
Mesa CA Water District Participation Certificates	4.00	3-15-2040	500,000	601,905

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

Mesa CA Water District Participation Certificates	4.00%	3-15-2045	$1,200,000	$1,424,340
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,954,782
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	4,058,000
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	4,015,658
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,842,873
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,639,840
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	3,408,083

				32,517,904

Tax Revenue : 0.11%

Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.38	3-1-2036	4,930,000	4,930,000
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	1,097,076

				6,027,076

Tobacco Revenue : 0.04%

California County CA Tobacco Securitization Agency	4.00	6-1-2039	500,000	578,425
California County CA Tobacco Securitization Agency	4.00	6-1-2040	300,000	345,927
California County CA Tobacco Securitization Agency	4.00	6-1-2049	1,200,000	1,337,280

				2,261,632

Transportation Revenue : 0.43%

Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	1.37	4-1-2036	23,545,000	23,705,812

Utilities Revenue : 0.36%

M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,685,000	19,890,933

				281,294,049

Colorado : 3.96%

Airport Revenue : 0.42%

Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2034	12,855,000	17,329,054
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2037	3,130,000	3,756,313
Denver CO City & County Airport System Revenue Series 2012B	5.00	11-15-2030	2,000,000	2,158,360

				23,243,727

Education Revenue : 0.86%

Colorado Board of Governors State University Enterprise System Revenue Bonds Series 2013C	5.25	3-1-2033	725,000	813,494
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	667,665
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series E-1	5.00	3-1-2040	390,000	469,170
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,274,324
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	425,000	434,822
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	3,380,000	3,514,220
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,259,967
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	845,565
Colorado ECFA Charter School Collegiate Project (AGC Insured)	5.25	6-15-2024	930,000	932,864
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,135,000	1,244,312

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Colorado ECFA Charter School District Montessori Charter School Project	5.00%	7-15-2037	$1,150,000	$1,216,229
Colorado ECFA Charter School Pinnacle High School Project Series 2009	5.13	12-1-2039	500,000	500,280
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	500,000	510,825
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	670,794
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	6,045,482
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	7,224,578
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,637,224
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,308,060
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,885,032
Colorado ECFA School Refunding and Improvment Bonds	5.00	3-15-2035	2,000,000	2,511,360
Colorado ECFA The Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,003,330
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	827,412
Colorado PFA Charter School Highline Academy Project	6.25	12-15-2020	80,000	80,978
Colorado PFA Charter School Highline Academy Project	6.75	12-15-2025	455,000	461,020
Colorado PFA Charter School Highline Academy Project	7.38	12-15-2040	4,010,000	4,067,704

				47,406,711

GO Revenue : 0.18%

Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	514,640
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,020,250
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,116,130
Broadway Station Metropolitan District #3 Series A	5.00	12-1-2049	1,250,000	1,291,763
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	635,000	644,449
Colorado Parker Homestead Metropolitan District Improvement & Refunding Bonds Series 2016	5.63	12-1-2044	1,000,000	1,092,210
Thompson Crossing Metropolitan District #4 Improvement & Refunding Bonds	5.00	12-1-2049	2,125,000	2,170,985
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50	12-1-2038	1,075,000	1,107,594
Wheatlands CO Metropolitan District #2 Refunding Bond (BAM Insured)	5.00	12-1-2030	650,000	785,272

				9,743,293

Health Revenue : 0.25%

Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	632,112
Colorado Health Facilities Authority Commonspirit Health Series A2	5.00	8-1-2044	4,000,000	4,784,520
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,214,400
Colorado Health Facilities Authority Parkview Medical Center Incorporated Project	4.00	9-1-2045	500,000	545,830
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	3,500,000	3,997,770
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,127,530
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	670,000	676,499
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	578,715

				13,557,376

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.52%

Colorado Bridge Enterprise Revenue	4.00%	12-31-2029	$2,705,000	$3,112,535
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,551,785
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	754,403
Colorado Certificates of Participation Series A	4.00	12-15-2039	3,250,000	3,889,665
Colorado E-470 Public Highway Authority CAB Series A (National Insured) ¤	0.00	9-1-2034	4,000,000	3,009,320
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,187,160
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,208,210
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,428,972
Fremont County CO Finance Corporation Certificate of Participation Series 2013	5.25	12-15-2038	1,265,000	1,334,398
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,123,390
Platte Valley CO Fire Protection District Series 2012	5.00	12-1-2036	325,000	332,209
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,408,360
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	4,251,520

				28,591,927

Tax Revenue : 1.25%

City of Commerce City CO Sales and Use Tax Revenue Bonds, Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,429,563
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	574,830
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A	5.00	11-1-2031	1,000,000	1,085,110
Denver CO City & County Refunding and Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,445,170
Regional Transportation District Colorado Fastracks Project Series A	5.00	11-1-2041	50,945,000	60,557,303
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,613,054

				68,705,030

Transportation Revenue : 0.29%

Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2034	1,300,000	1,722,487
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2035	1,250,000	1,648,563
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2036	1,400,000	1,837,696
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2040	2,000,000	2,277,440
Colorado E-470 Public Highway Authority CAB Series B (National Insured) ¤	0.00	9-1-2022	4,600,000	4,554,506
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,590,798

				15,631,490

Utilities Revenue : 0.06%

Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,388,050

Water & Sewer Revenue : 0.13%

Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,983,300
East Cherry Creek Valley CO Water and Sanitation District	5.00	11-15-2032	750,000	899,175

				6,882,475

				217,150,079

Connecticut : 1.34%

Education Revenue : 0.27%

Connecticut HEFA McLean Series A 144A	5.00	1-1-2045	1,000,000	1,060,380
Connecticut HEFA Trinity College Series R	4.00	6-1-2045	2,500,000	2,822,000
Connecticut HEFA Trinity College Series R	5.00	6-1-2037	950,000	1,195,927

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Connecticut HEFA Trinity College Series R	5.00%	6-1-2038	$1,000,000	$1,254,520
Connecticut HEFA Trinity College Series R	5.00	6-1-2039	1,600,000	2,000,672
Connecticut HEFA Trinity College Series R	5.00	6-1-2040	1,100,000	1,371,194
Connecticut HEFA University of Hartford Series N	5.00	7-1-2031	75,000	83,663
Connecticut HEFA University of Hartford Series N	5.00	7-1-2032	550,000	608,663
Connecticut HEFA University of Hartford Series N	5.00	7-1-2033	605,000	663,510
Connecticut HEFA University of Hartford Series N	5.00	7-1-2034	450,000	491,954
Connecticut Higher Education Supplemental Loan Authority AMT	3.25	11-15-2036	1,400,000	1,394,610
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2027	610,000	719,349
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2028	530,000	629,163
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2029	535,000	641,797

				14,937,402

GO Revenue : 0.26%

Bridgeport CT Series A	4.00	6-1-2039	1,750,000	1,903,458
Hamden CT BAN	5.00	8-15-2026	1,235,000	1,343,853
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,460,136
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,349,918
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,619,896
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,097,590
New Haven CT Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,655,440

				14,430,291

Miscellaneous Revenue : 0.10%

Connecticut General Obligation Bonds 2012 Series E	5.00	9-15-2032	4,860,000	5,211,572

Tax Revenue : 0.71%

Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2040	1,700,000	2,136,526
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	11,771,112
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	6,193,000
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	9,261,000
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2033	8,000,000	9,482,240

				38,843,878

				73,423,143

Delaware : 0.27%

Education Revenue : 0.19%

Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	8,044,200
Kent County DE Charter School Incorporated Project	7.38	5-1-2037	2,110,000	2,166,232

				10,210,432

Transportation Revenue : 0.08%

Delaware Transportation Authority U.S. 301 Project	5.00	6-1-2055	3,950,000	4,504,699

				14,715,131

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
District of Columbia : 0.90%

Education Revenue : 0.02%

District of Columbia Cesar Chavez Public Charter School	6.50%	11-15-2021	$945,000	$945,614

GO Revenue : 0.11%

District of Columbia Series A	5.00	6-1-2037	5,000,000	6,229,450

Miscellaneous Revenue : 0.30%

District Columbia Revenue Refunding Bonds National Public Radio Incorporated	4.00	4-1-2033	3,400,000	4,046,510
District of Columbia Series A	5.00	10-15-2044	10,000,000	12,578,900

				16,625,410

Tax Revenue : 0.29%

District of Columbia Income Tax Secured Series G	5.00	12-1-2036	4,935,000	5,209,633
District of Columbia Income Tax Secured Series G	5.00	12-1-2036	10,065,000	10,576,403

				15,786,036

Transportation Revenue : 0.18%

Metropolitan Washington DC Airports Authority Subordinated Lien Bond Series B (AGM Insured)	4.00	10-1-2049	8,000,000	8,819,440
Washington DC Metropolitan Area Transit Authority Series A	4.00	7-15-2045	1,000,000	1,163,920

				9,983,360

				49,569,870

Florida : 5.89%

Airport Revenue : 2.40%

Broward County FL Airport System Revenue Bond AMT Series A	5.00	10-1-2034	1,750,000	2,175,635
Broward County FL Airport System Revenue Bond AMT Series A	5.00	10-1-2036	12,440,000	14,258,977
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2039	10,000,000	10,720,000
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2044	3,425,000	3,629,849
Greater Orlando FL Aviation Authority AMT Series A	5.00	10-1-2046	3,000,000	3,432,420
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	8,251,600
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series B	5.00	10-1-2040	1,000,000	1,131,350
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	11,827,700
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	20,379,940
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,713,094
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	11,346,059
Miami -Dade County FL Aviation Refunding AMT	5.00	10-1-2030	11,000,000	12,467,730
Miami -Dade County FL Aviation Refunding AMT	5.00	10-1-2032	14,000,000	15,775,200
Miami -Dade County FL Aviation Refunding AMT Series A	5.00	10-1-2033	5,000,000	5,619,550
Miami -Dade County FL Aviation Refunding AMT Series A	5.00	10-1-2049	4,500,000	5,325,975
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	564,035

				131,619,114

Education Revenue : 0.77%

Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00	6-15-2039	3,610,000	3,816,745
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	14,966,799
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	1,964,560

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00%	9-1-2025	$530,000	$564,848
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,263,987
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,653,728
Seminole County FL IDA Choices in Learning Series A	6.20	11-15-2026	1,380,000	1,389,867
Seminole County FL IDA Choices in Learning Series A	7.38	11-15-2041	3,525,000	3,554,222
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2044	6,500,000	7,926,685
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2049	4,000,000	4,843,920

				41,945,361

GO Revenue : 0.61%

Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	17,662,950
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	15,739,308

				33,402,258

Health Revenue : 0.73%

Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,300,550
Collier County FL IDA NCH Healthcare System Project	6.25	10-1-2039	17,015,000	17,365,509
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	1,625,000
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	3,500,000	3,845,835
Lee County FL IDA Shell Point Alliance	5.00	11-15-2044	5,350,000	5,815,611
Lee County FL IDA Shell Point Alliance	5.00	11-15-2049	1,000,000	1,082,440
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2038	1,025,000	1,171,298
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2045	2,500,000	2,798,700
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	5.00	7-1-2040	700,000	861,931

				39,866,874

Housing Revenue : 0.06%

Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60	12-15-2047	785,000	922,854
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,575,000	2,591,995

				3,514,849

Industrial Development Revenue : 0.04%

Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,136,460

Miscellaneous Revenue : 0.44%

CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,065,170
Collier County FL School Board Refunding Bond Certificate of Participation (AGM Insured)	5.25	2-15-2021	1,000,000	1,018,600
Hillsborough County FL Communications Services	5.00	10-1-2038	8,000,000	9,600,320
Indigo FL Community Development District Series C	7.00	5-1-2030	2,248,150	1,573,705
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	981,000	982,560
Marshall Creek Florida Community Development District	5.00	5-1-2032	1,710,000	1,705,657
Marshall Creek Florida Community Development District	6.32	5-1-2045	120,000	119,568
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,788,642
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,966,087
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	2,063,267
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	2,241,880

				24,125,456

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue : 0.08%

Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00%	8-1-2029	$4,000,000	$4,096,720

Tax Revenue : 0.15%

Florida Board of Education Public Education Refunding Bond Capital Outlay Series D	4.00	6-1-2031	8,000,000	8,461,760

Transportation Revenue : 0.18%

Florida Department of Transportation Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,914,948
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2044	4,250,000	5,127,965

				10,042,913

Utilities Revenue : 0.09%

Jacksonville FL Electric Authority Subordinate Revenue Bonds 2012 Series A	4.00	10-1-2031	5,040,000	5,114,642

Water & Sewer Revenue : 0.34%

Daytona Beach FL Improvement & Refunding Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,263,108
Daytona Beach FL Improvement & Refunding Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,601,816
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	3,222,588
North Sumter County FL Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,753,060
North Sumter County FL Utility Dependent District	5.00	10-1-2049	3,250,000	3,939,065
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2021	2,140,000	2,196,004
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2022	2,265,000	2,427,333

				18,402,974

				322,729,381

Georgia : 2.43%

Education Revenue : 0.17%

Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ††	6.38	7-1-2025	1,705,000	1,435,525
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,392,900
Georgia Private Colleges & Universities Authority Mercer University Project Series A	5.25	10-1-2027	2,655,000	2,744,500

				9,572,925

Energy Revenue : 0.08%

Municipal Electric Authority of GA Project I Series A	5.00	1-1-2044	3,580,000	4,386,860

Health Revenue : 0.10%

Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,632,388
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,939,394

				5,571,782

Transportation Revenue : 0.11%

Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	1,582,725

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)

Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A	0.01%	6-1-2049	$5,600,000	$4,424,896

				6,007,621

Utilities Revenue : 1.97%

Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	20,000,000	20,919,200
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.93	11-1-2053	14,750,000	15,743,855
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	10,000,000	10,673,800
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	5,000,000	5,219,200
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	482,516
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	4,594,853
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	20,000,000	22,688,800
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	15,000,000	16,514,850
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,900,000	3,172,136
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.85	4-1-2048	5,100,000	5,094,339
Municipal Electric Authority of GA Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,358,247
Municipal Electric Authority of GA Plant Vogtle Units 3&4 Project M	5.00	1-1-2038	1,100,000	1,354,243

				107,816,039

				133,355,227

Guam : 0.09%

Airport Revenue : 0.01%

Guam Port Authority Private Activity-AMT Bond Series 2018B	5.00	7-1-2030	500,000	586,830

Housing Revenue : 0.00%

Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	61,886

Tax Revenue : 0.02%

Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,028,370

Water & Sewer Revenue : 0.06%

Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,110,550
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,929,852

				3,040,402

				4,717,488

Hawaii : 0.37%

Airport Revenue : 0.35%

Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	8,158,430
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	10,849,475

				19,007,905

GO Revenue : 0.02%

Hawaii Unrefunded Bond Series DZ	5.00	12-1-2031	1,030,000	1,087,948

				20,095,853

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Idaho : 0.14%

Education Revenue : 0.14%

Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75%	12-1-2032	$500,000	$536,805
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	635,000	651,751
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,413,103
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	215,803
Idaho Housing & Finance Association Nonprofit Facilities Liberty Charted School Incorporated Project 144A	4.00	6-1-2030	1,360,000	1,448,862
Idaho Housing & Finance Association Nonprofit Facilities Liberty Charted School Incorporated Project 144A	4.00	6-1-2038	1,715,000	1,765,009
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,430,148

				7,461,481

				7,461,481

Illinois : 12.61%

Airport Revenue : 0.54%

Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,258,550
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,332,000
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,910,203
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	4,777,110
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2039	8,000,000	9,278,640
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,141,570

				29,698,073

Education Revenue : 0.41%

Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,684,871
Illinois Finance Authority Charter Schools Improvement & Refunding Bonds Series A	6.88	10-1-2031	1,480,000	1,535,189
Illinois Finance Authority Student Housing Illinois State University	6.75	4-1-2031	8,000,000	8,252,080
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2026	2,355,000	2,138,293
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2027	2,435,000	2,149,107

				22,759,540

GO Revenue : 3.34%

Champaign & Piatt Counties IL School Series A (AGM Insured)	5.00	10-1-2021	1,890,000	1,975,863
Chicago IL Board of Education CAB City Colleges (National Insured) ¤	0.00	1-1-2025	9,935,000	8,935,142
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2020	1,000,000	996,980
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2023	2,930,000	2,733,514
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,245,000	3,592,246
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2030	5,995,000	4,475,987
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	6,578,515
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,285,000	1,359,080

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

Chicago IL Neighborhoods Alive 21 Program Series B	5.50%	1-1-2034	$1,500,000	$1,577,460
Chicago IL Series A	5.50	1-1-2034	7,330,000	7,708,521
Chicago IL Series A	5.50	1-1-2035	1,715,000	1,800,716
Chicago IL Series A	5.00	1-1-2027	1,410,000	1,516,229
Chicago IL Series A	5.50	1-1-2033	12,730,000	13,408,891
Cook County IL Series A	5.25	11-15-2022	3,000,000	3,015,900
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,614,986
Cook County IL Series C	5.00	11-15-2025	3,490,000	3,769,409
Cook County IL Series C	5.00	11-15-2027	325,000	349,703
Cook County IL Series G	5.00	11-15-2028	27,320,000	27,435,564
Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,289,770
Illinois	5.50	1-1-2030	2,900,000	3,314,381
Illinois Series 1 (National Insured)	6.00	11-1-2026	3,200,000	3,746,400
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,221,970
Illinois Series B	5.00	10-1-2028	2,750,000	3,035,038
Illinois Series B	5.50	5-1-2024	2,500,000	2,710,525
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	830,000	948,391
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2033	2,000,000	2,275,560
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	16,725,000	16,509,749
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	2,101,693
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	855,000	823,485
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	4,788,057
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	11,182,039
Lake County IL School District #24 Millburn CAB (National Insured) ¤	0.00	1-1-2024	2,000,000	1,925,600
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2021	1,325,000	1,319,554
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	5,115,804
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2032	2,500,000	2,663,250
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured) ¤	0.00	1-1-2023	705,000	690,336
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,565,000	2,193,160
Sangamon Logan & Menard Counties IL Community Unit District No. 105 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,647,180
Tazewell County IL School District #51 (National Insured)	9.00	12-1-2023	350,000	439,282
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	2,830,000	2,100,171
Will County IL Community High School Capital Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2032	400,000	308,212
Will County IL Community High School Capital Refunding Bond Series B (BAM Insured)	5.00	1-1-2028	500,000	534,315
Will County IL Community Unit School (National Insured) ¤	0.00	11-1-2020	2,110,000	2,109,177
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	430,000	423,047
Will County IL Community Unit School District #201 Crete-Monee Unrefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	1,070,000	1,043,336
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	6,485,360

				182,789,548

Health Revenue : 0.27%

Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,684,082
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group University of Illinois Surgery	4.00	10-1-2050	2,000,000	2,146,560
Illinois Finance Authority Health Services Facility Provident Group University of Illinois Surgery	4.00	10-1-2055	2,300,000	2,458,355
Illinois Finance Authority Lutheran Life Communities	5.00	11-1-2040	4,900,000	5,166,756

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)

Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00%	6-1-2047	$1,895,000	$2,012,263
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	40,000	42,475
Illinois Finance Authority Unrefunded Balance 2020	4.00	6-1-2047	1,065,000	1,092,914

				14,603,405

Miscellaneous Revenue : 0.96%

Chicago IL Board of Education Series C	5.00	12-1-2020	4,600,000	4,629,670
Chicago IL Board of Education Series C	5.00	12-1-2021	7,240,000	7,492,676
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	4,793,000	4,848,599
Illinois	5.00	8-1-2024	2,000,000	2,071,980
Illinois	5.00	8-1-2025	6,165,000	6,378,617
Illinois	5.25	7-1-2030	2,500,000	2,599,100
Illinois	5.50	7-1-2025	6,000,000	6,387,240
Illinois	5.50	7-1-2026	4,450,000	4,717,178
Illinois	5.50	7-1-2033	4,000,000	4,163,680
Illinois Series 2017D	5.00	11-1-2022	1,360,000	1,416,114
Illinois Series C	5.00	11-1-2029	2,965,000	3,159,326
Illinois Series D	5.00	11-1-2021	4,575,000	4,698,068

				52,562,248

Tax Revenue : 5.62%

Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2026	4,000,000	4,200,080
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2028	1,000,000	1,043,400
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	718,420
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	2,595,000	2,734,455
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,305,944
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,796,595
Chicago IL Series A	5.25	1-1-2038	6,000,000	6,380,340
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,501,400
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	20,957,023
Chicago IL Transit Authority Sales Tax Receipts Second Lien Series A	5.00	12-1-2045	1,750,000	2,081,958
Cook County IL Sales Tax Revenue Bonds Series 2012	5.00	11-15-2037	2,500,000	2,716,100
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	436,224
Illinois Regional Transportation Authority Series A	5.00	6-1-2044	22,840,000	25,057,307
Illinois Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	19,000,000	26,301,320
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2027	10,620,000	13,187,385
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2033	5,000,000	7,162,250
Illinois Regional Transportation Authority Series B (National Insured)	5.50	6-1-2027	16,455,000	19,572,400
Illinois Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,171,220
Illinois Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (BAM Insured)	4.13	6-15-2037	1,945,000	2,105,949
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	3,000,000	3,058,980
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	11,282,829
Illinois Sales Tax Revenue Build Illinois Junior Obligation Tax Exempt Series C	4.00	6-15-2032	5,820,000	6,126,481
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	3,000,000	3,470,310
Illinois Sales Tax Securitization Series C	5.00	1-1-2022	2,000,000	2,080,300
Illinois Sales Tax Securitization Series C	5.00	1-1-2023	2,500,000	2,707,200
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,794,750
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	2,295,000	2,198,541
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,030,000	1,723,450
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2021	7,705,000	7,572,705
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	15,962,696
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,575,000	2,271,330

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)

Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00%	6-15-2025	$3,745,000	$4,205,560
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	5,340,265
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,861,733
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,485,592
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,885,700
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2026	12,245,000	10,572,823
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	25,700,000	18,841,955
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	6-15-2031	10,060,000	7,219,157
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2031	9,800,000	6,884,402
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	5,000,000	5,218,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	12,085,000	9,440,923
Sales Tax Securitization Corporation IL Second Lien Sales Tax	4.00	1-1-2038	8,950,000	9,749,951
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	3,245,000	2,490,148

				307,875,551

Tobacco Revenue : 0.06%

Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,461,640

Transportation Revenue : 0.29%

Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,383,931
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	4,045,558
Illinois Toll Highway Authority	5.00	1-1-2031	5,000,000	6,571,800
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,500,000	1,678,890

				15,680,179

Utilities Revenue : 0.32%

Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	8,289,750
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	9,453,280

				17,743,030

Water & Sewer Revenue : 0.80%

Chicago IL Second Lien	5.00	11-1-2029	4,600,000	4,929,452
Chicago IL Wastewater Refunding Bond Second Lien Bond Series C	5.00	1-1-2039	5,000,000	5,698,950
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,222,750
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	12,609,964
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	3,951,578
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,357,500
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	5,970,150

				43,740,344

				690,913,558

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Indiana : 1.30%

Education Revenue : 0.01%

Indiana Finance Authority	5.00%	7-1-2040	$350,000	$379,404

Health Revenue : 0.57%

Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	14,774,585
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2036	5,000,000	5,678,700
Indiana Finance Authority Kings Daughters Hospital & Health Revenue	5.50	8-15-2040	7,425,000	7,439,330
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	3,248,410

				31,141,025

Industrial Development Revenue : 0.31%

Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,722,934
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,640,158
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	660,000	706,325
Whiting IN	5.00	3-1-2046	2,500,000	2,758,825

				16,828,242

Miscellaneous Revenue : 0.18%

Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	7,315,320
Hobart Industry Building Corporation First Mortgage	4.00	7-15-2035	2,295,000	2,652,079

				9,967,399

Tax Revenue : 0.09%

Indianapolis IN Industry Local Public Improvement Bond Bank Community Justice Campus Courthouse & Jail Project	5.00	2-1-2049	4,000,000	4,925,160

Utilities Revenue : 0.14%

Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project	3.00	11-1-2030	4,000,000	3,980,640
Indiana Finance Authority Ohio Valley Electric Corporation Project Series A	3.00	11-1-2030	4,000,000	3,980,640

				7,961,280

				71,202,510

Iowa : 0.35%

GO Revenue : 0.04%

Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	2,130,496

Industrial Development Revenue : 0.31%

Iowa Finance Authority Midwestern EDA CJ Bio America Incorporated Project (Korea Development Bank LOC) ø	0.30	4-1-2022	17,000,000	17,000,000

				19,130,496

Kansas : 0.87%

Housing Revenue : 0.13%

Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	7,250,000	7,320,253

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.74%

Kansas Department of Transportation Series C	4.00%	9-1-2030	$6,650,000	$7,062,167
Kansas Department of Transportation Series C	4.00	9-1-2031	10,000,000	10,610,300
Kansas Department of Transportation Series C	4.00	9-1-2032	7,500,000	7,948,275
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	34,915,000	14,792,089

				40,412,831

				47,733,084

Kentucky : 1.59%

Health Revenue : 0.23%

Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2024	9,260,000	8,614,856
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2028	5,140,000	4,225,851

				12,840,707

Transportation Revenue : 0.16%

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,387,820
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,790,681
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,492,200
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2033	1,000,000	1,095,650
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C	6.45	7-1-2034	2,505,000	2,734,233

				8,500,584

Utilities Revenue : 1.20%

Kentucky Public Energy Authority Gas Supply Series A2	4.00	4-1-2048	8,190,000	9,041,678
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	23,250,000	26,056,740
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	5,350,000	6,055,398
Kentucky Public Energy Authority Gas Supply Series C1	4.00	2-1-2050	21,000,000	24,675,630

				65,829,446

				87,170,737

Louisiana : 0.78%

Airport Revenue : 0.32%

New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,402,210
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	5,063,940
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,145,000	1,284,988
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,250,000	1,490,450
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	2,079,578
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,777,560
Port of New Orleans LA Board AMT Series E	5.00	4-1-2040	2,000,000	2,412,320

				17,511,046

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.03%

New Orleans LA (FGIC Insured)	5.50%	12-1-2021	1,405,000	1,450,213

Industrial Development Revenue : 0.20%

St. James Parish LA Revenue Various Nucor Steel Series A-1 ø	0.20	11-1-2040	5,000,000	5,000,000
St. John the Baptist Parish Louisiana Series A	2.20	6-1-2037	6,000,000	6,019,260

				11,019,260

Miscellaneous Revenue : 0.20%

Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,915,000	1,914,943
Louisiana Series A	4.00	5-1-2034	8,000,000	8,888,160

				10,803,103

Water & Sewer Revenue : 0.03%

Shreveport LA Series B (AGM Insured)	4.00	12-1-2036	730,000	851,253
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	1,141,090

				1,992,343

				42,775,965

Maine : 0.20%

Health Revenue : 0.20%

Maine HEFA Series A	4.00	7-1-2040	1,700,000	1,960,236
Maine HEFA Series A	4.00	7-1-2045	4,500,000	5,108,175
Maine HEFA Series A	5.00	7-1-2028	1,445,000	1,791,251
Maine HEFA Series A	5.00	7-1-2029	1,535,000	1,991,202

				10,850,864

				10,850,864

Maryland : 0.94%

Education Revenue : 0.34%

Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	235,000	244,973
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	207,554
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,692,574
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	9,451,723
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,762,321

				18,359,145

Health Revenue : 0.03%

Maryland HEFA Frederick Health System	4.00	7-1-2045	745,000	819,187
Maryland HEFA Frederick Health System	4.00	7-1-2050	850,000	929,807

				1,748,994

Housing Revenue : 0.43%

Maryland CDA Department of Housing & Community Multifamily Development Bay Country Apartments 144A	2.52	2-1-2021	9,000,000	9,039,870
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	7,000,000	7,042,910

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)

Maryland CDA Department of Housing & Community Multifamily Development Park View Woodlawn Series E	2.41%	5-1-2021	$7,450,000	$7,503,268

				23,586,048

Miscellaneous Revenue : 0.14%

Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	6,000,000	7,559,460

				51,253,647

Massachusetts : 2.73%

Airport Revenue : 0.03%

Massachusetts AMT Series B	4.00	7-1-2046	1,750,000	1,895,670

Education Revenue : 0.06%

Lowell MA Collegiate Charter School Revenue	5.00	6-15-2039	1,000,000	1,037,570
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2049	1,750,000	1,794,345
Massachusetts Educational Financing Authority Series I	6.00	1-1-2028	455,000	463,413

				3,295,328

GO Revenue : 0.20%

Massachusetts	5.00	3-1-2041	7,500,000	8,560,950
Massachusetts Series E	5.25	9-1-2048	1,765,000	2,232,072

				10,793,022

Health Revenue : 0.10%

Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women’s Hospital Series A-2	4.00	7-1-2040	1,000,000	1,150,510
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women’s Hospital Series A-2	4.00	7-1-2041	1,200,000	1,375,752
Massachusetts Development Finance Agency Revenue Wellforce Incorporated Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,837,025

				5,363,287

Miscellaneous Revenue : 0.21%

Massachusetts Series A	5.00	12-1-2036	10,850,000	11,407,799

Tax Revenue : 1.14%

Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2045	6,000,000	7,395,240
Massachusetts Series F	5.00	11-1-2041	5,000,000	6,159,150
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	7,872,206
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2048	11,510,000	14,168,925
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2049	21,500,000	27,030,660

				62,626,181

Water & Sewer Revenue : 0.99%

Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2036	19,180,000	29,436,505

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)

Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25%	8-1-2038	$16,000,000	$25,008,160

				54,444,665

				149,825,952

Michigan : 4.14%

Airport Revenue : 0.13%

Wayne County MI Airport Authority AMT	5.00	12-1-2029	6,000,000	7,069,140

Education Revenue : 0.35%

Michigan Finance Authority Limited Obligation Public School Bradford Academy	4.30	9-1-2030	1,280,000	1,275,866
Michigan Finance Authority Limited Obligation Public School Bradford Academy	5.00	9-1-2050	4,530,000	4,495,028
Michigan Finance Authority Limited Obligation Public School Holly Academy	6.50	10-1-2020	35,000	35,000
Michigan Finance Authority Limited Obligation Public School Holly Academy	8.00	10-1-2040	1,350,000	1,395,441
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	7.50	12-1-2020	75,000	75,424
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.00	12-1-2030	1,135,000	1,140,970
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.25	12-1-2039	2,220,000	2,230,190
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	1,205,000	1,197,312
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,083,756
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.38	12-1-2030	2,085,000	2,097,218
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.63	12-1-2039	4,170,000	4,191,642

				19,217,847

GO Revenue : 0.29%

Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,189,337
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,602,642
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,492,115
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,961,375
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,573,856
Wayne County MI Building Improvement Series A	6.75	11-1-2039	8,020,000	8,034,677

				15,854,002

Health Revenue : 0.50%

Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	24,620,000	27,125,085

Miscellaneous Revenue : 1.09%

Michigan Building Authority Refunding Facilities Program Bond Series I	5.00	4-15-2041	13,000,000	15,604,550
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	6,762,540
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	7,000,000	7,332,640
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,558,246
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,324,420
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,453,767

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

Michigan Finance Authority Local Government Loan Program Series H-1	5.00%	10-1-2034	$6,615,000	$7,666,520
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	9,136,874
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	80,000	80,003
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	921,444
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,611,890

				59,452,894

Tax Revenue : 0.49%

Detroit MI Downtown Development Authority Tax Increment Revenue Refunding Bonds Catalyst Development Project Series A (AGM Insured)	5.00	7-1-2021	400,000	413,128
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	16,845,000	17,964,182
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	7,895,000	8,484,125

				26,861,435

Utilities Revenue : 0.06%

Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	3,500,000	3,516,205

Water & Sewer Revenue : 1.23%

Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	10,201,105
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	12,335,290
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	12,531,200
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00	7-1-2031	6,500,000	7,469,280
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (National Insured)	5.00	7-1-2036	3,250,000	3,704,968
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2025	2,000,000	2,333,660
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2026	1,945,000	2,267,909
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2027	2,260,000	2,627,883
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2028	3,480,000	4,038,018
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2032	5,750,000	6,595,998
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,340,640
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2027	1,000,000	1,162,780

				67,608,731

				226,705,339

Minnesota : 0.40%

GO Revenue : 0.01%

Shakopee MN Independent School District # 720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2030	225,000	261,619

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

Shakopee MN Independent School District # 720 Capital Facilities (State School District Credit Program Insured)	4.00%	2-1-2032	$240,000	$275,023

				536,642

Health Revenue : 0.30%

Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,574,025
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	14,000,000	13,902,280

				16,476,305

Utilities Revenue : 0.09%

Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,682,686

				21,695,633

Mississippi : 0.16%

Miscellaneous Revenue : 0.16%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	8,070,000	8,659,191

Missouri : 0.65%

GO Revenue : 0.10%

St. Louis MO Special Administrative Board of The St. Louis School District	4.00	4-1-2030	4,840,000	5,649,635

Miscellaneous Revenue : 0.46%

Kansas City MO IDA	5.00	3-1-2037	3,000,000	3,643,500
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	18,075,000	21,534,555

				25,178,055

Tax Revenue : 0.09%

Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	4,740,000	4,687,718

				35,515,408

Nebraska : 0.49%

Health Revenue : 0.03%

Douglas County NE Hospital Authority Series 2	4.00	11-15-2040	1,150,000	1,330,297

Utilities Revenue : 0.46%

Central Plains Energy Project Nebraska Refunding Bond Project #3	5.00	9-1-2033	6,000,000	7,913,640
Central Plains Energy Project Nebraska Refunding Bond Project #3 Series 2012	5.00	9-1-2042	1,265,000	1,358,420
Central Plains Energy Project Nebraska Refunding Bond Project #3 Series 2012	5.25	9-1-2037	1,800,000	1,941,426
Nebraska Central Plains Energy Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	4,860,000	5,585,792
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,020,000	1,095,327
Tender Option Bond Trust Receipts/Certificates Series 2016 XF1053 (Deutsche Bank LIQ) 144Aø	0.25	2-1-2049	7,345,000	7,345,000

				25,239,605

				26,569,902

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada : 2.22%

GO Revenue : 2.21%

Clark County NV Refunding Bond Limited Tax	4.00%	7-1-2032	$6,000,000	$7,005,600
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	10,839,293
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2036	850,000	1,001,836
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2037	900,000	1,056,519
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2038	850,000	994,271
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,165,800
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2030	875,000	1,158,491
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2032	900,000	1,175,391
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2033	825,000	1,070,776
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,228,493
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,282,630
Clark County NV Series A	5.00	6-1-2043	9,360,000	11,344,226
Clark County NV Series A	5.00	5-1-2048	50,215,000	60,421,701
Henderson NV Limited Tax Utillity System Series A-1	4.00	6-1-2045	9,140,000	10,772,587
Henderson NV Series B-1	4.00	6-1-2039	4,060,000	4,868,793
Henderson NV Series B-1	4.00	6-1-2040	3,340,000	3,992,536
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,573,151

				120,952,094

Miscellaneous Revenue : 0.01%

Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2022	370,000	386,080
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	295,000	314,747
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	170,000	184,911

				885,738

				121,837,832

New Hampshire : 0.13%

Housing Revenue : 0.13%

New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	6,443,082	6,958,142

New Jersey : 3.55%

Airport Revenue : 0.03%

South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,477,616

Education Revenue : 0.19%

New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	6,512,052
Rutgers NJ State University Series L	5.00	5-1-2033	3,560,000	4,001,582

				10,513,634

GO Revenue : 0.39%

Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,826,842
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,734,850
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,515,993
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,853,829
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,496,084
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	434,411
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	444,928
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	455,406

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

Newark NJ Qualified General Improvement Series B	5.25%	7-15-2024	$375,000	$417,870

				21,180,213

Housing Revenue : 0.17%

New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	9,000,000	9,015,210

Industrial Development Revenue : 0.19%

New Jersey EDA	5.00	3-1-2025	4,000,000	4,310,680
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	5,960,000	6,094,100

				10,404,780

Miscellaneous Revenue : 0.98%

New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	2,620,000	2,623,878
New Jersey EDA Revenue Prerefunded Refunding Bonds School Facilities	5.00	3-1-2026	580,000	619,631
New Jersey EDA Revenue Unrefunded Refunding Bonds School Facilities	5.00	3-1-2026	3,645,000	3,816,680
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	11,000,000	11,826,980
New Jersey TTFA Series A (National Insured)	5.75	6-15-2023	2,000,000	2,229,920
New Jersey TTFA Series A (National Insured)	5.75	6-15-2025	10,000,000	11,812,200
Newark NJ Housing Authority Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2024	1,225,000	1,344,229
Newark NJ Housing Authority Port Newark Marine Terminal Rental (National Insured)	5.00	1-1-2032	7,620,000	8,898,407
Union County NJ Utilities Authority Refunding AMT Covanta Union Series A	5.25	12-1-2031	10,000,000	10,519,000

				53,690,925

Tax Revenue : 0.34%

New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	15,000,000	18,868,800

Transportation Revenue : 1.11%

New Jersey Transportation Trust	5.00	6-15-2038	4,035,000	4,204,188
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	8,032,126
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	9,060,388
New Jersey TTFA CAB Series A ¤	0.00	12-15-2030	8,000,000	5,847,520
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	3,150,765
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	986,884
New Jersey TTFA Series A	5.00	12-15-2036	1,500,000	1,711,290
New Jersey TTFA Series A	5.00	6-15-2042	1,505,000	1,567,668
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,072,080
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,726,200
New Jersey TTFA Series B	5.25	6-15-2036	5,575,000	5,690,681
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	8,875,280

				60,925,070

Water & Sewer Revenue : 0.15%

New Jersey EDA	2.20	10-1-2039	8,000,000	8,461,360

				194,537,608

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Mexico : 0.30%

Housing Revenue : 0.01%

New Mexico Mortgage Finance Authority Single-Family Mortgage Revenue Class I (GNMA/FNMA/FHLMC Insured)	5.35%	3-1-2030	$315,000	$315,945

Utilities Revenue : 0.29%

Farmington NM Public Service Company of New Mexico San Juan Project Series A ø	0.34	6-1-2040	10,045,000	10,045,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bond Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,140,000	6,116,035

				16,161,035

				16,476,980

New York : 9.26%

Airport Revenue : 0.55%

Port Authority of New York & New Jersey Series 193	5.00	10-15-2028	1,760,000	2,080,883
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	20,239,040
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,397,180
Port Authority of New York & New Jersey Series 221	4.00	7-15-2045	5,000,000	5,535,250

				30,252,353

Education Revenue : 0.42%

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	10,030,000	10,276,638
New York Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,415,237
New York Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	1,108,540
New York Dormitory Authority New York University Series A	5.00	7-1-2049	4,265,000	5,239,297
Westchester County NY Local Development Pace University Series B	1.38	5-1-2044	5,000,000	5,000,000

				23,039,712

GO Revenue : 0.43%

New York NY Series F-1	5.00	3-1-2032	3,000,000	3,318,780
New York NY Series S-2	5.00	7-15-2041	13,805,000	16,123,964
Suffolk County NY Series A	5.00	3-19-2021	4,000,000	4,074,840

				23,517,584

Health Revenue : 0.13%

Nassau County NY Local Economic Catholic Health Services	5.00	7-1-2021	7,000,000	7,222,250

Industrial Development Revenue : 0.51%

New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	966,770
New York Transportation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2032	5,000,000	5,380,550
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporate Laguardia	5.00	10-1-2035	20,000,000	21,577,800

				27,925,120

Miscellaneous Revenue : 0.06%

New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00	10-1-2034	1,750,000	2,184,735

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00%	10-1-2035	$1,000,000	$1,242,610

				3,427,345

Tax Revenue : 2.59%

New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,583,891
New York Dormitory Authority Series D	4.00	2-15-2037	4,480,000	5,228,563
New York Dormitory Authority State Personal Income Tax General Purpose Series D	4.00	2-15-2047	14,000,000	15,895,600
New York Dormitory Authority State Personal Income Tax Series B	5.00	2-15-2045	7,330,000	8,410,222
New York Dormitory Authority State Personal Income Tax Series D	4.00	2-15-2038	5,000,000	5,810,300
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	10,000	12,024
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	9,590,000	11,016,417
New York Dormitory Authority State Personal Income Tax Unrefunded Bonds General Purpose Series D	5.00	3-15-2042	1,500,000	1,588,440
New York NY Transitional Finance Authority Building Aid Revenue Fiscal 2019 Subordinate Bond Series S 3 A	4.00	7-15-2038	4,500,000	5,133,915
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,636,358
New York NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	14,921,395
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	6,006,955
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,799,316
New York NY Transitional Finance Authority Revenue Adjusted Future Tax Secured Subordinate Bond	5.00	5-1-2038	5,000,000	6,250,850
New York NY Transitional Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,887,263
New York State Urban Development Corporation Revenue State Personal Income Tax General Purpose	4.00	3-15-2045	10,000,000	11,469,500
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	17,000,000	19,498,150

				142,149,159

Tobacco Revenue : 0.01%

Suffolk NY Tobacco Securitization Corporation Series B	4.50	6-1-2026	520,000	533,915

Transportation Revenue : 1.92%

Metropolitan Transportacion Authority Revenue Various Refunding Bonds Subordinated Series G3 (SIFMA Municipal Swap +0.43%) ±	0.55	11-1-2031	15,000,000	13,511,400
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	1,670,000	1,687,568
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	950,000	968,335
New York Metropolitan Transportation Authority Series D	5.00	11-15-2029	20,000,000	20,412,000
New York Metropolitan Transportation Authority Subordinate Series A-1	5.00	11-15-2048	7,300,000	7,640,180
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR +0.65%) ±	0.75	11-1-2035	26,815,000	26,337,693
Niagara Falls NY Bridge Commission (National Insured)	6.25	10-1-2021	7,230,000	7,654,256
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ) 144Aø	0.37	1-1-2053	4,250,000	4,250,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XG0290 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.16	11-15-2050	12,800,000	12,800,000
Triborough Bridge & Tunnel Authority	5.00	11-15-2049	7,750,000	9,764,303

				105,025,735

Utilities Revenue : 0.66%

New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,780,000	4,575,614
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	27,762,383

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)

New York Utility Debt Securitization Authority Restructuring Bonds	5.00%	12-15-2040	$2,870,000	$3,572,834

				35,910,831

Water & Sewer Revenue : 1.98%

New York Environmental Facilities Corporation Municipal Water Trust	4.00	6-15-2049	5,000,000	5,824,000
New York Environmental Facilities Corporation Municipal Water Trust	5.00	6-15-2048	10,035,000	12,445,307
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2018	5.00	6-15-2048	5,000,000	6,085,900
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	32,230,250
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2044	30,265,000	31,861,176
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,547,715
New York NY Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	3,255,000	3,365,833
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	14,223,586

				108,583,767

				507,587,771

North Carolina : 1.18%

Airport Revenue : 0.12%

Charlotte NC Airport Series A	5.50	7-1-2034	2,500,000	2,508,950
Raleigh Durham NC Airport Authority Refunding AMT Series A	5.00	5-1-2035	3,400,000	4,304,536

				6,813,486

Education Revenue : 0.12%

North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,207,300
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	544,130
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	708,675
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,250,160
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,805,247

				6,515,512

Health Revenue : 0.69%

Charlotte-Mecklenburg Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	623,325
Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	10,000,000	10,634,900
Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series C	5.00	1-15-2048	20,000,000	22,084,600
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,734,090
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,633,290
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2026	385,000	408,789
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2032	500,000	523,565

				37,642,559

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.04%

North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (Department of Housing and Urban Development Insured)	5.00%	10-1-2034	$1,000,000	$1,143,700
North Carolina Facilities Finance Agency The NCA&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,184,890
North Carolina HFA Series 2	4.25	1-1-2028	10,000	10,015

				2,338,605

Miscellaneous Revenue : 0.07%

Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,223,962
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,121,830
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,158,790
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	488,852

				3,993,434

Transportation Revenue : 0.14%

North Carolina Department of Transportation I-77 Hot Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,410,635
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00	7-1-2042	500,000	562,910
North Carolina Turnpike Authority Triangle Expressway System (AGM Insured)	5.00	1-1-2049	4,500,000	5,526,495

				7,500,040

				64,803,636

North Dakota : 0.28%

Miscellaneous Revenue : 0.19%

University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00	4-1-2057	9,000,000	10,462,590

Water & Sewer Revenue : 0.09%

North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,782,267

				15,244,857

Ohio : 2.51%

Airport Revenue : 0.15%

Cleveland OH Airport System Revenue Series A	5.00	1-1-2025	4,015,000	4,257,024
Cleveland OH Airport System Revenue Series A (AGM Insured)	5.00	1-1-2031	3,600,000	3,817,008

				8,074,032

GO Revenue : 0.03%

Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,702,005

Health Revenue : 0.97%

Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	5,000,000	5,328,150
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,755,377
Franklin County OH Trinity Health Credit Group	4.00	12-1-2044	3,450,000	3,910,886
Hamilton County OH Hospital Facilties Revenue Bonds	5.00	9-15-2045	7,500,000	8,972,850
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	15,000,000	17,090,400
Middleburg Heights OH Hospital Revenue	4.00	8-1-2041	1,100,000	1,254,165
Middleburg Heights OH Hospital Revenue	4.00	8-1-2047	3,000,000	3,388,800

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)

Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health %%	4.00%	8-1-2041	$3,730,000	$4,066,483
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	3,000,000	3,238,110

				53,005,221

Housing Revenue : 0.06%

Ohio HFA MFHR Chadwick Place & Union Square Apartments	1.60	1-1-2022	3,120,000	3,129,360

Miscellaneous Revenue : 0.79%

Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,401,246
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,610,000	1,894,616
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,628,473
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	13,762,320
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,846,375
Ohio Series A	5.00	2-1-2036	4,265,000	5,180,098
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,662,094
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,465,300
Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	2,349,914
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	3,150,000	3,153,969

				43,344,405

Tax Revenue : 0.11%

Franklin County OH	5.00	6-1-2048	5,000,000	6,179,300

Transportation Revenue : 0.19%

Ohio Turnpike Commission CAB Series A-4	5.70	2-15-2034	8,500,000	10,366,260

Utilities Revenue : 0.21%

Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	10,000,000	11,798,700

				137,599,283

Oklahoma : 1.06%

Airport Revenue : 0.64%

Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	9,000,000	10,614,240
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	13,483,635
Tulsa OK Airports Improvement Trust AMT Series A (BAM Insured)	5.00	6-1-2035	1,055,000	1,181,516
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	5,237,897
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	4,438,873

				34,956,161

Miscellaneous Revenue : 0.37%

Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,451,520
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,396,259
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2030	4,440,000	5,276,318
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2032	4,000,000	4,652,000
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2031	5,520,000	6,495,660

				20,271,757

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.02%

Oklahoma Turnpike Authority Revenue Series A	5.00%	1-1-2042	$1,000,000	$1,177,710

Water & Sewer Revenue : 0.03%

McGee Creek Authority Oklahoma Water Revenue (National Insured)	6.00	1-1-2023	1,820,000	1,939,428

				58,345,056

Oregon : 0.54%

GO Revenue : 0.17%

Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2030	2,560,000	3,420,365
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2031	2,125,000	2,822,446
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	3,089,240

				9,332,051

Health Revenue : 0.33%

Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.13	11-15-2040	500,000	530,075
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.25	11-15-2050	500,000	529,155
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.38	11-15-2055	1,000,000	1,062,760
Medford OR Hospital Facilities Authority Revenue (AGM Insured)	4.00	8-15-2045	13,650,000	15,653,274

				17,775,264

Utilities Revenue : 0.04%

Eugene OR Electric Utility Revenue Series A	4.00	8-1-2045	1,260,000	1,490,542
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2049	800,000	939,336

				2,429,878

				29,537,193

Pennsylvania : 5.09%

Airport Revenue : 0.39%

Philadelphia PA Airport Series A	5.00	7-1-2047	9,950,000	11,376,830
Philadelphia PA Airport Series B	5.00	7-1-2042	7,000,000	8,063,090
Philadelphia PA Airport Series B	5.00	7-1-2029	1,000,000	1,204,470
Philadelphia PA Airport Series B	5.00	7-1-2031	750,000	894,578

				21,538,968

Education Revenue : 0.23%

East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	511,265
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,656,917
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,772,924
Pennsylvania HEFAR Indiana University Student Housing Project Series A	5.00	7-1-2032	1,000,000	1,079,640
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2836 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.32	6-15-2039	3,935,000	3,935,000
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,249,120
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	304,758

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Philadelphia PA IDA University Revenue Refunding Bond St. Joesph’s University Project	4.00%	11-1-2038	$1,000,000	$1,130,140

				12,639,764

GO Revenue : 0.50%

Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,397,852
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,462,308
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,233,590
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,613,157
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2032	1,750,000	2,069,795
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,414,491
Philadelphia PA School District Series D	5.00	9-1-2021	5,000,000	5,197,350
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,562,188
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,590,955
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,639,909
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,708,587
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,323,271

				27,213,453

Health Revenue : 0.99%

Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2039	2,250,000	2,551,680
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	5,900,000	7,097,464
Berks County PA Municipal Authority	5.00	11-1-2044	2,065,000	2,119,950
Chester County PA HEFA Main Line Health System Series A	4.00	9-1-2050	3,500,000	3,991,610
Geisinger PA Health System Series A-1	4.00	2-15-2047	10,000,000	11,002,300
Geisinger PA Health System Series A-1	4.00	4-1-2050	8,000,000	9,034,240
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	3,060,860
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	1,100,730
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	5,133,487
Pennsylvania EDFA Series A-1	4.00	4-15-2045	6,500,000	7,299,955
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	716,280
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	948,770

				54,057,326

Industrial Development Revenue : 0.35%

Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	693,012
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	18,652,435

				19,345,447

Miscellaneous Revenue : 1.53%

Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	8,695,000	12,329,249
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,434,233
Delaware Valley Regional Finance Authority Pennsylvania Local Government Series A (Ambac Insured)	5.50	8-1-2028	22,830,000	29,509,601
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (National Insured) ¤	0.00	12-1-2025	1,110,000	1,037,106
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	3,960,000	4,243,417
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,804,694
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,291,068

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00%	6-1-2024	$2,250,000	$2,581,245
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	19,954,200
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2030	1,065,000	1,237,370
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2031	1,110,000	1,282,339
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2032	1,155,000	1,326,645

				84,031,167

Tax Revenue : 0.13%

Pennsylvania State Turnpike Commission	5.00	12-1-2043	6,000,000	7,225,980

Transportation Revenue : 0.69%

Pennsylvania Turnpike Commission Motor License Series B-1	5.00	12-1-2040	12,410,000	12,509,776
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	12,104,136
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	2,080,978
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,150,000	1,420,032
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,777,860
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,260,000	1,555,861
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,005,000	6,136,681

				37,585,324

Water & Sewer Revenue : 0.28%

Luzerne County PA IDA Refunding Bond AMT Pennsylvania American Water Company Project	2.45	12-1-2039	5,500,000	5,965,630
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	9,447,520

				15,413,150

				279,050,579

Puerto Rico : 0.02%

Tax Revenue : 0.02%

Puerto Rico Highway & Transportation Authority Series CC (AGM Insured)	5.50	7-1-2029	825,000	922,507

Rhode Island : 0.04%

Airport Revenue : 0.04%

Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,461,289

South Carolina : 0.68%

Education Revenue : 0.22%

South Carolina Education Assistance Authority Student Loan Series I	5.10	10-1-2029	615,000	615,369
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	1,500,000	1,638,120
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	9,492,420

				11,745,909

Resource Recovery Revenue : 0.07%

South Carolina Jobs EDA	8.00	12-6-2029	370,000	361,050
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,880,000	1,489,768

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue (continued)

South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25%	2-1-2045	$2,750,000	$2,037,228

				3,888,046

Utilities Revenue : 0.18%

Patriots Energy Group Financing Agency South Carolina Series A (Royal Bank of Canada LIQ)	4.00	10-1-2048	9,040,000	9,995,076

Water & Sewer Revenue : 0.21%

Columbia SC Waterworks & Sewer System	5.00	2-1-2043	10,380,000	11,542,975

				37,172,006

South Dakota : 0.41%

Health Revenue : 0.26%

South Dakota HEFA Sanford Health Project Series E	5.00	11-1-2042	13,465,000	14,387,353

Housing Revenue : 0.15%

South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	829,628
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,259,203
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,182,190
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,870,176
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,221,959
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,504,788

				7,867,944

				22,255,297

Tennessee : 0.93%

Utilities Revenue : 0.93%

Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	20,000,000	22,803,400
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	24,155,000	26,013,969
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,267,064
Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2021	1,000,000	1,014,670

				51,099,103

				51,099,103

Texas : 9.76%

Airport Revenue : 1.04%

Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	8,986,800
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,908,135
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	13,250,000	13,919,788
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	20,765,000	21,814,671
Houston TX Airport System Subordinate Bond Lien AMT	5.00	7-15-2027	2,500,000	2,596,050
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	5,630,175

				56,855,619

Education Revenue : 0.43%

Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,274,560
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,891,660

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13%	8-15-2048	$6,750,000	$7,708,635
Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00	6-15-2048	750,000	760,860
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,818,036
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	800,937
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	904,740
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,203,510
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,080,081

				23,443,019

GO Revenue : 2.20%

El Paso TX	4.00	8-15-2031	6,500,000	7,611,565
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,156,440
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,160,000	2,712,074
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2022	2,640,000	2,878,946
Lone Star College System Texas Refunding Bonds Limited Tax	5.00	2-15-2028	4,055,000	4,987,245
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	10,346,558
Port Isabel TX 144A	5.10	2-15-2049	1,000,000	1,107,830
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,627,610
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,951,038
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	15,303,860
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,559,875
Temple TX	5.00	8-1-2032	1,070,000	1,288,976
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	29,547,490
Travis County TX	5.00	3-1-2036	12,470,000	16,099,643
Travis County TX	5.00	3-1-2039	6,250,000	7,995,688
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2033	555,000	611,810
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	630,000	692,880
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	835,000	918,341
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	655,000	718,149
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	865,000	948,395
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	680,000	743,546
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	905,000	976,305
Williamson County TX	4.00	2-15-2031	6,195,000	6,701,937

				120,486,201

Health Revenue : 0.16%

Harris County Texas Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	3,529,500
Harris County Texas Texas Childrens Hospital Series A	4.00	10-1-2038	2,300,000	2,697,072
New Hope ECFA Children’s Health System of Texas Project Series A	4.00	8-15-2033	2,050,000	2,353,872

				8,580,444

Housing Revenue : 0.13%

Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	7,000,000	7,085,960

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.56%

Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50%	9-1-2034	$3,750,000	$3,752,775
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	8,690,000	8,881,528
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	2,495,000	2,496,672
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,820,000	1,860,113
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,759,204
Texas PFA	4.00	2-1-2034	5,000,000	6,047,300
Texas PFA	4.00	2-1-2035	2,000,000	2,407,780
Texas PFA	4.00	2-1-2036	2,175,000	2,603,671

				30,809,043

Resource Recovery Revenue : 0.05%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	0.17	4-1-2040	3,000,000	3,000,000

Tax Revenue : 0.78%

Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,965,200
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,455,000	33,963,888
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,295,111
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,430,000	1,635,362

				42,859,561

Transportation Revenue : 1.40%

Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	4,135,168
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2044	3,000,000	3,679,800
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	2,450,000	2,981,454
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2029	1,015,000	1,182,059
Grand Parkway Transportation Corporation Texas Series B	5.05	10-1-2030	2,000,000	2,323,640
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2045	8,085,000	9,378,762
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2049	19,265,000	22,205,610
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	4,183,740
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,630,560
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	3,000,000	3,377,010
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,538,760
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	14,290,875

				76,907,438

Utilities Revenue : 0.41%

San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	11,000,000	11,538,010
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2029	5,115,000	5,498,881
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2031	5,000,000	5,352,100

				22,388,991

Water & Sewer Revenue : 2.60%

Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	18,390,147
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2030	3,810,000	4,573,791
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	4,075,610
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	17,035,500
Texas Series A	4.00	10-15-2036	5,000,000	5,906,050
Texas Series B	5.00	4-15-2049	40,000,000	50,356,400
Texas Water Development Board	4.00	8-1-2038	2,500,000	3,042,200
Texas Water Development Board Series A	4.00	10-15-2037	11,650,000	13,722,302

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)

Texas Water Implementation Fund Series A	4.00%	10-15-2036	$1,015,000	$1,233,753
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	4,845,040
Texas Water Implementation Fund Series A	4.00	10-15-2038	6,500,000	7,847,190
Texas Water Implementation Fund Series A	4.00	10-15-2044	9,500,000	11,265,100

				142,293,083

				534,709,359

Utah : 1.08%

Airport Revenue : 0.39%

Salt Lake City UT Series A	5.00	7-1-2036	2,500,000	2,989,975
Salt Lake City UT Series A	5.00	7-1-2043	2,500,000	2,934,900
Salt Lake City UT Series A	5.00	7-1-2043	1,500,000	1,806,600
Salt Lake City UT Series A	5.00	7-1-2048	5,500,000	6,410,195
Salt Lake City UT Series A	5.00	7-1-2048	3,000,000	3,587,010
Salt Lake City UT Series A	5.25	7-1-2048	3,000,000	3,548,730

				21,277,410

Health Revenue : 0.60%

Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	32,000,000	32,970,560

Tax Revenue : 0.09%

Utah Transit Authority Series A	5.00	6-15-2030	4,000,000	4,885,640

				59,133,610

Virginia : 0.56%

GO Revenue : 0.30%

Fairfax County VA Series A	4.00	10-1-2034	8,450,000	9,720,458
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,809,436

				16,529,894

Health Revenue : 0.05%

Roanoke VA EDA Residential Care Facility Revenue Richfield Living Prooject	5.00	9-1-2040	3,290,000	3,098,325

Tax Revenue : 0.02%

Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	397,000	200,001
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	85,673
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	652,629

				938,303

Transportation Revenue : 0.15%

Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	4,000,000	4,115,080
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,140,920

				8,256,000

Utilities Revenue : 0.04%

Wise County IDA Waste & Sewage Disposal Revenue	1.20	11-1-2040	2,000,000	2,034,920

				30,857,442

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington : 3.74%

Airport Revenue : 0.35%

Port of Seattle WA Revenue AMT Intermediate Lien	5.00%	4-1-2044	$16,000,000	$18,940,320

Education Revenue : 0.05%

Washington HEFA Seattle University Project	4.00	5-1-2045	1,000,000	1,098,470
Washington HEFA Seattle University Project	5.00	5-1-2030	760,000	961,377
Washington HEFA Seattle University Project	5.00	5-1-2032	335,000	418,150
Washington HEFA Seattle University Project	5.00	5-1-2033	300,000	372,093

				2,850,090

GO Revenue : 1.66%

Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	10,815,480
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,955,100
King and Pierce County WA School District #408 Auburn (AGM Insured)	4.00	12-1-2035	2,470,000	2,999,864
King and Pierce County WA School District #408 Auburn (AGM Insured)	4.00	12-1-2036	5,000,000	6,022,450
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,620,273
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	11,010,751
King County WA School District #210 Federal Way (AGM Insured)	4.00	12-1-2033	10,000,000	11,849,500
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	726,277
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,270,830
Seattle WA	4.00	12-1-2040	2,500,000	2,779,275
Snohomish County WA School District (AGM Insured)	5.00	12-1-2031	1,500,000	1,809,750
Washington Motor Vehicle Fuel Tax Series B	5.00	8-1-2032	8,545,000	10,348,166
Washington Series 2017-A	5.00	8-1-2040	3,500,000	4,275,880
Washington Series 2017-A	5.00	8-1-2041	2,500,000	3,046,300
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,862,235
Washington Series RA	4.00	7-1-2030	7,950,000	8,420,799

				90,812,930

Health Revenue : 0.20%

Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	725,000	748,004
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,280,355
Washington Health Care Facilities Authority Commonspirit Health Series A-2	5.00	8-1-2038	3,000,000	3,655,650
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	4.00	9-1-2045	2,500,000	2,811,575
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	5.00	9-1-2040	1,000,000	1,254,350

				10,749,934

Miscellaneous Revenue : 0.22%

Washington Certificate of Participation	5.00	7-1-2038	1,660,000	2,120,119
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	2,221,978
Washington Certificate of Participation	5.00	7-1-2040	1,480,000	1,879,156
Washington Certificate of Participation	5.00	7-1-2041	1,555,000	1,960,684
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	4,039,915

				12,221,852

Tax Revenue : 0.55%

Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	11,360,469
Washington Convention Center Public Facilities District Lodging Tax	5.00	7-1-2058	10,000,000	11,095,400

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)

Washington Series B	5.00%	8-1-2037	$6,400,000	$7,867,520

				30,323,389

Utilities Revenue : 0.10%

Chelan County WA Public Utility District #1 Refunding Bond AMT Series C	5.00	7-1-2026	1,285,000	1,571,606
Seattle WA Municipal Light & Power Authority	4.00	9-1-2040	3,290,000	3,614,789

				5,186,395

Water & Sewer Revenue : 0.61%

King County WA	5.00	7-1-2047	7,510,000	8,754,933
King County WA	2.60	1-1-2043	19,000,000	19,153,520
King County WA	5.00	7-1-2042	4,660,000	5,677,325

				33,585,778

				204,670,688

West Virginia : 0.14%

GO Revenue : 0.08%

Ohio County WV Board of Education	3.00	6-1-2025	1,205,000	1,339,382
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	3,019,154

				4,358,536

Tax Revenue : 0.06%

Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,574,625
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	697,545

				3,272,170

				7,630,706

Wisconsin : 2.97%

Education Revenue : 0.36%

Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,313,492
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	5,046,878
PFA Wisconsin Charter School Revenue American Preparatory Academy 144A	5.00	7-15-2039	1,375,000	1,423,675
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	240,000	256,723
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,681,651
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,730,264
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	1,035,560
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	5,100,602

				19,588,845

GO Revenue : 0.18%

Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,954,188
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,603,436
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	4,105,757

				9,663,381

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.93%

Wisconsin HEFA Ascension Senior Credit Group Series A	4.50%	11-15-2039	$4,580,000	$5,272,817
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	14,337,480
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	4,000,000	4,596,320
Wisconsin PFA Series A	4.00	10-1-2049	24,500,000	26,729,990

				50,936,607

Housing Revenue : 0.64%

Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	377,787
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	884,608
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	1,039,453
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,638,025
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	2,061,021
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2028	2,025,000	2,526,208
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,714,067
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,826,562
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,724,135
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	19,449,103

				35,240,969

Miscellaneous Revenue : 0.11%

Wisconsin Series 1	4.50	7-1-2033	2,085,000	2,242,438
Wisconsin Series A	5.00	6-1-2033	3,420,000	4,113,952

				6,356,390

Tax Revenue : 0.75%

Mount Pleasant WI Series A	5.00	4-1-2038	5,495,000	6,796,106
Mount Pleasant WI Series A ##	5.00	4-1-2043	20,205,000	24,676,569
Mount Pleasant WI Series A	5.00	4-1-2048	7,855,000	9,432,441

				40,905,116

				162,691,308

Wyoming : 0.04%

Education Revenue : 0.03%

Wyoming CDA	6.50	7-1-2043	1,600,000	1,623,264

Health Revenue : 0.01%

West Park Hospital District Wyoming Series B	6.50	6-1-2027	500,000	516,275

				2,139,539

Total Municipal Obligations (Cost $5,050,719,704)				5,381,766,668

Closed End Municipal Bond Fund Obligations : 0.31%

California : 0.31%

Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (170 Shares) 0.92% 144Aø			17,000,000	17,000,000

Total Closed End Municipal Bond Fund Obligations (Cost $17,000,000)				17,000,000

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

		Yield	Shares	Value
Short-Term Investments : 0.62%

Investment Companies : 0.62%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		0.03%	33,741,358	$33,748,106

Total Short-Term Investments (Cost $33,748,106)				33,748,106

Total investments in securities (Cost $5,101,467,810)	99.15%			5,432,514,774

Other assets and liabilities, net	0.85			46,826,493

Total net assets	100.00%			$5,479,341,267

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
††	On the last interest date, partial interest was paid.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Select Class	$33,857,829	$246,746,467	$(246,851,119)	$(4,541)	$(530)	$288	$33,748,106	0.62%

Wells Fargo Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$5,381,766,668	$0	$5,381,766,668
Closed end municipal bond fund obligations	0	17,000,000	0	17,000,000
Short-term investments
Investment companies	33,748,106	0	0	33,748,106

Total assets	$33,748,106	$5,398,766,668	$0	$5,432,514,774

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Municipal Sustainability Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.66%

Alabama : 1.11%

Education Revenue : 1.11%

University of North Alabama Revenue General Fee Series A	5.00%	11-1-2022	$265,000	$283,635

Arizona : 9.01%

GO Revenue : 3.95%

Maricopa County AZ Elementary School District #25 Liberty School Improvement Project 2019 Series A (AGM Insured)	5.00	7-1-2023	300,000	338,019
Pima County AZ Union School District #20 Vail Refunding Bonds School Improvement (AGM Insured)	5.00	7-1-2022	625,000	675,694

				1,013,713

Miscellaneous Revenue : 5.06%

Phoenix AZ Civic Improvement Corporation Water System Sustainability Bonds Series B	5.00	7-1-2044	1,000,000	1,297,677

				2,311,390

California : 11.02%

Health Revenue : 1.03%

San Buenaventura CA Community Mental Health System	6.50	12-1-2021	250,000	263,375

Housing Revenue : 5.75%

California HFA MFHR	1.45	4-1-2024	1,000,000	1,008,730
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2029	375,000	465,461

				1,474,191

Miscellaneous Revenue : 3.69%

California Infrastructure & Economic Development Bank Lease Revenue Teachers Retirement System Green Bond	5.00	8-1-2030	310,000	411,615
San Francisco City & County CA 49 South Van Ness Project Green Bond Series A	4.00	4-1-2034	370,000	433,289
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Revenue (AGM Insured)	4.00	10-1-2021	100,000	103,071

				947,975

Water & Sewer Revenue : 0.55%

Santa Paula CA Utility Authority Series A	4.00	2-1-2021	140,000	141,757

				2,827,298

Colorado : 4.79%

Education Revenue : 2.56%

Colorado ECFA Revenue Prospect Ridge Academy Project Series A	5.00	3-15-2027	535,000	657,617

Health Revenue : 2.23%

Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	500,000	571,110

				1,228,727

District of Columbia : 1.27%

Water & Sewer Revenue : 1.27%

District of Columbia Water & Sewer Authority Public Utility Green Bond Series A	5.00	10-1-2038	250,000	326,495

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Sustainability Fund

	Interest rate	Maturity date	Principal	Value
Florida : 0.50%

Education Revenue : 0.50%

Florida Development Finance Corporation Educational Facilities United Cerebral Palsy Charter Schools Projects Series A	5.00%	6-1-2050	$125,000	$127,301

Guam : 1.18%

Water & Sewer Revenue : 1.18%

Guam Government Waterworks Authority Series A	5.00	1-1-2050	250,000	301,545

Idaho : 1.54%

Health Revenue : 1.54%

Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series A	5.00	12-1-2047	330,000	394,106

Illinois : 13.88%

GO Revenue : 5.83%

Chicago IL Series A	5.50	1-1-2039	360,000	375,980
Chicago IL Series A	6.00	1-1-2038	150,000	163,820
Decatur IL (BAM Insured)	5.00	3-1-2024	375,000	427,110
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	155,000	143,835
Will County IL Lincoln-Way Community High School District #210 Refunded Bond (AGM Insured)	4.00	1-1-2022	375,000	385,391

				1,496,136

Miscellaneous Revenue : 2.68%

Illinois Finance Authority Clean Water Initiative Revolving Fund	5.00	7-1-2024	585,000	687,369

Tax Revenue : 2.29%

Chicago IL Transit Authority Sales Tax Receipts (AGM Insured)	5.00	12-1-2046	500,000	586,025

Water & Sewer Revenue : 3.08%

Chicago IL Wastewater Transmission Series C	5.00	1-1-2024	700,000	791,133

				3,560,663

Indiana : 4.84%

Miscellaneous Revenue : 2.44%

Indiana Finance Authority State Revolving Fund Program Green Bond Series E	5.00	2-1-2047	500,000	625,510

Water & Sewer Revenue : 2.40%

Indiana Finance Authority Green Bond Series B	5.00	2-1-2028	500,000	616,225

				1,241,735

Louisiana : 0.66%

Water & Sewer Revenue : 0.66%

New Orleans LA Water (BAM Insured)	5.00	12-1-2034	150,000	169,565

Massachusetts : 2.92%

Education Revenue : 2.37%

Massachusetts Development Finance Agency Boston College Issue Series U	5.00	7-1-2025	500,000	607,275

2

Wells Fargo Municipal Sustainability Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.55%

Massachusetts Development Finance Agency Milford Regional Medical Center Obilgated Group Series G 144A	5.00%	7-15-2025	$125,000	$141,650

				748,925

Michigan : 4.71%

Miscellaneous Revenue : 2.40%

Michigan Building Authority Series I	5.00	10-15-2031	500,000	615,410

Tax Revenue : 0.41%

Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	100,000	106,644

Water & Sewer Revenue : 1.90%

Great Lakes MI Water Authority Water Supply System Series D	5.00	7-1-2031	400,000	486,968

				1,209,022

Minnesota : 0.44%

Education Revenue : 0.44%

Saint Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Series A	5.00	9-1-2055	100,000	112,115

Nevada : 5.37%

GO Revenue : 5.37%

Clark County NV Flood Control District	5.00	11-1-2029	500,000	661,135
Clark County NV School District Building Series A	4.00	6-15-2035	625,000	715,713

				1,376,848

New Jersey : 1.63%

Miscellaneous Revenue : 1.14%

New Jersey EDA Series XX	4.00	6-15-2024	270,000	291,454

Tax Revenue : 0.49%

New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	100,000	125,792

				417,246

New York : 6.91%

Education Revenue : 1.29%

New York Dormitory Authority Non-State Supported Debt Series A	5.00	7-1-2038	270,000	332,375

GO Revenue : 0.51%

Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	125,000	131,939

Transportation Revenue : 2.51%

Metropolitan Transportation Authority New York Revenue BAN Subordinated Series B-1	5.00	5-15-2022	625,000	642,825

Water & Sewer Revenue : 2.60%

New York Environmental Facilities Corporation Clean Water & Drinking Water New York City Municipal Water Finance Authority Project Series A	5.00	6-15-2032	500,000	666,050

				1,773,189

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Municipal Sustainability Fund

	Interest rate	Maturity date	Principal	Value
North Carolina : 0.78%

Housing Revenue : 0.78%

North Carolina Capital Facilities Finance Refunding Bonds Arc North Carolina Projects (Department of Housing and Urban Development Insured)	5.00%	10-1-2024	$180,000	$201,208

Ohio : 3.94%

Health Revenue : 3.94%

Ohio Hospital Facility Refunding Bonds Cleveland Clinic Health	5.00	1-1-2021	1,000,000	1,011,600

Oregon : 2.48%

GO Revenue : 2.48%

Bend OR	5.00	6-1-2050	500,000	637,185

Pennsylvania : 5.72%

Education Revenue : 3.25%

Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	250,000	268,048
Philadelphia PA IDA Saint Joseph’s University Series C	4.00	11-1-2037	500,000	566,925

				834,973

Transportation Revenue : 2.47%

Pennsylvania Turnpike Commisson Turnpike Series B-1	5.25	6-1-2047	535,000	632,616

				1,467,589

South Carolina : 1.25%

Education Revenue : 1.25%

South Carolina Jobs EDA Revenue Wofford College Project	5.00	4-1-2033	270,000	320,981

Texas : 4.21%

Airport Revenue : 1.47%

Galveston TX Wharves & Terminal Refunding Bonds	4.63	2-1-2024	375,000	376,290

GO Revenue : 2.74%

Dallas County TX Hospital District Limited Tax	5.00	8-15-2030	625,000	703,438

				1,079,728

Virginia : 1.50%

Transportation Revenue : 1.50%

Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	375,000	385,789

Washington : 6.00%

Education Revenue : 0.68%

Washington HEFAR Seattle University Project	5.00	5-1-2027	145,000	175,270

GO Revenue : 2.93%

King County WA Public Hospital District #1 Valley Medical Center Refunding Bonds	5.00	12-1-2026	625,000	751,394

4

Wells Fargo Municipal Sustainability Fund	Portfolio of investments — September 30, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities Revenue : 2.39%

Chelan County WA Public Utility District #001 Consolidated Revenue Refunding Bonds Governmental Series A		4.00%	7-1-2036	$500,000	$611,895
					1,538,559

Total Municipal Obligations (Cost $24,029,901)					25,052,444

		Yield		Shares
Short-Term Investments : 1.33%

Investment Companies : 1.33%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		0.03		341,465	341,533

Total Short-Term Investments (Cost $341,539)					341,533

Total investments in securities (Cost $24,371,440)	98.99%				25,393,977

Other assets and liabilities, net	1.01				258,699

Total net assets	100.00%				$25,652,676

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MFHR	Multifamily housing revenue
RDA	Redevelopment Authority

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$315,780	$501,204	$(475,419)	$(21)	$(11)	$33	$341,533	1.33%

Wells Fargo Municipal Sustainability Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$25,052,444	$0	$25,052,444
Short-term investments
Investment companies	341,533	0	0	341,533

Total assets	$341,533	$25,052,444	$0	$25,393,977

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.06%

Florida : 0.78%

Industrial Development Revenue : 0.78%

Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,003,280

Guam : 0.50%

Airport Revenue : 0.50%

Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	637,923

Illinois : 0.80%

Miscellaneous Revenue : 0.80%

Illinois Series D	5.00	11-1-2021	1,000,000	1,026,900

Pennsylvania : 95.98%

Airport Revenue : 1.34%

Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,719,390

Education Revenue : 23.65%

Allegheny County PA Higher Education Building Authority Duquesne University Series A	4.00	3-1-2040	1,500,000	1,721,595
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	750,000	804,143
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,267,671
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	730,000	746,834
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,067,090
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	485,000	501,010
Lycoming County PA Authority Pennsylvania College of Technology	5.00	10-1-2023	325,000	359,366
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	3,000,000	3,095,370
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University	5.00	4-1-2030	1,500,000	1,624,020
North Eastern PA Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,052,300
Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,072,350
Pennsylvania Public School Building Authority Northampton County Area Community College Project	5.50	3-1-2031	5,000,000	5,091,600
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (BAM Insured)	5.00	6-15-2027	1,610,000	1,725,598
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,628,096
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,124,560
Philadelphia PA IDA Global Leadership Academy Project	5.13	11-15-2020	270,000	270,675
Philadelphia PA IDA Global Leadership Academy Project	5.75	11-15-2030	1,000,000	1,002,410
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	260,945
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,413,333
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,084,360
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,167,860
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,316,637

				30,397,823

GO Revenue : 19.01%

Allegheny County PA Series C-78	4.00	11-1-2049	1,000,000	1,178,720
Allentown PA Refunding Bond (BAM Insured)	4.00	10-1-2045	1,250,000	1,394,750
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,438,499
Coatesville PA Area School District CAB Series C (BAM Insured) ¤	0.00	10-1-2033	1,000,000	619,870

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

Downingtown PA Area School District Series C	5.00%	8-1-2032	$1,000,000	$1,247,960
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00	4-1-2034	515,000	650,759
North Allegheny PA School District	5.00	5-1-2030	100,000	132,486
North Allegheny PA School District	5.00	5-1-2031	290,000	381,672
Penn-Delco PA School District	4.00	6-1-2045	1,000,000	1,116,780
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,500,000	1,717,455
Philadelphia PA School District Refunding Bond Series A (AGM/FGIC Insured)	5.00	6-1-2024	1,410,000	1,618,962
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	1,395,000	1,450,061
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,479,098
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,511,738
Pittsburgh PA (BAM Insured)	5.00	9-1-2030	500,000	593,090
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,691,459
Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,753,020
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,230,970
West Shore PA School District	5.00	11-15-2048	1,500,000	1,783,770
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2027	100,000	125,709
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2028	120,000	154,218
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2029	50,000	65,550
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2030	70,000	90,599

				24,427,195

Health Revenue : 16.91%

Allegheny County PA Hospital Development Authority Allegheny Health Network	4.00	4-1-2044	1,810,000	1,997,444
Allegheny County PA Hospital Development Authority Health Center Series B (National Insured)	6.00	7-1-2027	1,800,000	2,379,240
Berks County PA IDA Tower Health Project	5.00	11-1-2037	1,930,000	2,099,512
Bucks County PA IDA St. Lukes University Health Network	4.00	8-15-2050	400,000	432,244
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project	5.00	1-1-2028	2,090,000	2,269,343
Dauphin County PA General Authority Pinnacle Health System Project	5.00	6-1-2042	500,000	527,255
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,164,640
Doylestown PA Hospital Authority Doylestown Hospital Series A	5.00	7-1-2049	250,000	276,168
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	518,535
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	430,718
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,129,280
Lancaster County PA Hospital Authority Healthcare Facilities Moravian Manors Incorporated Project	2.88	12-15-2023	500,000	492,380
Lancaster County PA Hospital Authority St. Annes Retirement Community Incorporated	5.00	3-1-2045	500,000	511,350
Montgomery County PA IDA ACTS Retirement Life Communities	5.00	11-15-2045	1,000,000	1,173,540
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,072,350
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2044	1,000,000	1,106,410
Northampton County PA St. Luke’s Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,553,861
Pennsylvania Economic Development Financing Authority Series A-1	4.00	4-15-2037	700,000	807,226
Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,786,950

				21,728,446

Housing Revenue : 0.54%

Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	574,220
Pennsylvania Housing Finance Agency Single-Family Mortgage Revenue Series 112	5.00	4-1-2028	115,000	117,430

				691,650

2

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 20.28%

Butler County General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA) ø	0.15%	9-1-2027	$4,000,000	$4,000,000
Delaware County PA Authority Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,503,945
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	1,000,000	1,133,460
Delaware Valley Regional Finance Authority Pennsylvania Local Government Series A (Ambac Insured)	5.50	8-1-2028	3,980,000	5,144,463
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,221,620
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Bond Philadelphia Bioslides Facility	4.00	1-1-2030	400,000	460,840
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2022	1,200,000	1,174,488
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2023	3,790,000	3,663,490
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	674,195
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	910,831
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2027	1,010,000	1,166,883
Pennsylvania Turnpike Commission Series A (AGM Insured)	5.25	7-15-2021	1,000,000	1,040,210
Philadelphia PA IDA City Agreement Green Bond Museum Art Energy Saving Program Series A	5.00	2-15-2038	785,000	952,401
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00	12-1-2028	2,500,000	3,024,500

				26,071,326

Tax Revenue : 2.38%

Allegheny County PA Port Authority Refunding Bond	5.75	3-1-2029	3,000,000	3,066,030

Transportation Revenue : 6.17%

Delaware River PA Joint Toll Bridge Commission	5.00	7-1-2042	580,000	703,314
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,189,130
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,424,440
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,611,880

				7,928,764

Water & Sewer Revenue : 5.70%

Capital Region Pennsylvania Water & Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,212,000
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,663,200
Luzerne County PA IDA Refunding Bond AMT Pennsylvania American Water Company Project	2.45	12-1-2039	500,000	542,330
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	339,413
Pennsylvania Commonwealth Financing Authority Series B	5.00	6-1-2026	1,000,000	1,080,220
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,485,960

				7,323,123

				123,353,747

Total Municipal Obligations (Cost $117,705,076)				126,021,850

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

		Yield	Shares	Value
Short-Term Investments : 0.53%

Investment Companies : 0.53%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		0.03%	685,163	$685,300

Total Short-Term Investments (Cost $685,296)				685,300

Total investments in securities (Cost $118,390,372)	98.59%			126,707,150

Other assets and liabilities, net	1.41			1,810,561

Total net assets	100.00%			$128,517,711

¤	The security is issued in zero coupon form with no periodic interest payments.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
National	National Public Finance Guarantee Corporation
SPA	Standby purchase agreement

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$1,563,134	$4,835,900	$(5,713,539)	$(100)	$(95)	$100	$685,300	0.53%

Wells Fargo Pennsylvania Tax-Free (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$126,021,850	$0	$126,021,850
Short-term investments
Investment companies	685,300	0	0	685,300

Total assets	$685,300	$126,021,850	$0	$126,707,150

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.04%

Alabama : 3.26%

Airport Revenue : 0.08%

Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00%	7-1-2023	$475,000	$528,960
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2026	900,000	1,095,678
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2027	500,000	621,780

				2,246,418

Health Revenue : 0.63%

Alabama Health Care Authority for Baptist Health Series B ø	0.59	11-1-2042	6,500,000	6,500,000
East Alabama Health Care Authority Series B ø	0.40	9-1-2039	12,058,000	12,058,000

				18,558,000

Industrial Development Revenue : 0.33%

Mobile AL Industrial Development Board Alabama Power Company Barry Plant Project Series A	1.00	6-1-2034	8,500,000	8,524,140
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	1,000,000	1,043,090

				9,567,230

Utilities Revenue : 2.22%

Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	8,000,000	8,750,000
Alabama Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	4,078,620
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	4,098,328
Alabama Black Belt Energy Gas District Series A	4.00	10-1-2049	9,500,000	11,048,120
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	0.38	8-1-2037	12,670,000	12,670,000
Chatom Alabama Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative (AGM Insured)	5.00	8-1-2024	985,000	1,136,109
Chatom Alabama Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative (AGM Insured)	5.00	8-1-2025	425,000	504,186
Chatom Alabama Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative (AGM Insured)	5.00	8-1-2026	500,000	606,425
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	20,060,000	22,214,043

				65,105,831

				95,477,479

Alaska : 0.42%

Health Revenue : 0.16%

Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2023	600,000	677,040
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2024	750,000	872,873
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2025	1,310,000	1,568,502
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2026	1,385,000	1,699,464

				4,817,879

Miscellaneous Revenue : 0.12%

Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2025	1,470,000	1,775,922
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2026	1,350,000	1,663,173

				3,439,095

Utilities Revenue : 0.05%

Alaska IDA Snettisham Hydroelectric Project ##	5.00	1-1-2021	1,400,000	1,412,642

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.09%

North Slope Borough Service Area Water & Wastewater Facilities	5.25%	6-30-2034	$2,445,000	$2,526,712

				12,196,328

Arizona : 3.25%

Education Revenue : 0.10%

Cochise County AZ Community College District of Cochise County Series 2016A (BAM Insured)	5.00	7-1-2021	425,000	436,229
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.00	6-1-2034	312,000	325,672
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.13	6-1-2049	1,950,000	2,037,068

				2,798,969

GO Revenue : 0.11%

Vistancia AZ Community Facilities District (BAM Insured)	3.00	7-15-2022	700,000	732,487
Vistancia AZ Community Facilities District (BAM Insured)	4.00	7-15-2024	1,150,000	1,297,407
Vistancia AZ Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	1,059,048

				3,088,942

Health Revenue : 0.83%

Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	0.69	1-1-2035	4,865,000	4,820,047
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±	0.92	9-1-2048	9,000,000	8,877,420
Scottsdale AZ IDA Healthcare Series F (AGM Insured) (m)	0.38	9-1-2045	4,500,000	4,500,000
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	6,000,000	5,983,260

				24,180,727

Industrial Development Revenue : 1.61%

Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	1,175,000	1,238,732
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	32,885,000	34,581,208
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	2,000,000	2,308,180
Phoenix AZ IDA Various Republic Services Incorporated Projects	0.48	12-1-2035	9,000,000	9,001,980

				47,130,100

Miscellaneous Revenue : 0.26%

Arizona Board of Regents Certificate of Participation Series A ##	5.00	6-1-2021	3,000,000	3,089,760
Navajo Nation AZ Refunding Bond Series A 144A	2.90	12-1-2020	3,025,000	3,029,991
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	1,621,000	1,624,437

				7,744,188

Utilities Revenue : 0.34%

Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B ø	0.34	6-1-2043	10,000,000	10,000,000

				94,942,926

Arkansas : 0.39%

Health Revenue : 0.21%

Batesville Arkansas Public Facilities Board White River Health System Incorporate	5.00	6-1-2025	1,385,000	1,526,007
Boone County AR Hospital Construction Series 2006 (Bank of Oklahoma Financial NA LOC) ø	3.00	5-1-2037	4,700,000	4,700,000

				6,226,007

2

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.18%

Arkansas Development Finance Authority MFHR Texarkana Rental Assistance Demonstration Convertible Bond Series A	2.10%	6-1-2022	$5,100,000	$5,114,790

				11,340,797

California : 6.27%

GO Revenue : 1.59%

California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	0.37	5-1-2033	26,000,000	26,000,000
California Series B (SIFMA Municipal Swap +0.38%) ±	0.50	12-1-2027	20,000,000	19,996,600
San Ysidro CA School District (AGM Insured) ¤	0.00	8-1-2047	3,610,000	512,259

				46,508,859

Health Revenue : 0.29%

California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	5,785,000	5,785,000
California Statewide Communities Development Authority Revenue Emanate Heath Series A	5.00	4-1-2026	570,000	697,680
California Statewide Communities Development Authority Revenue Emanate Heath Series A	5.00	4-1-2027	720,000	902,714
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	0.70	11-1-2036	1,100,000	1,100,000

				8,485,394

Housing Revenue : 0.46%

Mizuho Floater/Residual Trust Tender Option Bond (Mizuho Capital Markets LLC LIQ) 144Aø	0.19	7-11-2040	10,000,000	10,000,000
Mizuho Floater/Residual Trust Tender Option Bond (Mizuho Capital Markets LLC LIQ) 144Aø	0.37	10-1-2036	3,409,000	3,409,000

				13,409,000

Industrial Development Revenue : 0.51%

California Infrastructure & Economic Development Bank Revenue 144A	0.45	1-1-2050	15,000,000	15,000,000

Miscellaneous Revenue : 0.92%

California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	0.44	10-1-2047	19,000,000	19,020,900
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-2 (1 Month LIBOR +0.20%) ±	0.31	10-1-2047	8,000,000	8,000,560

				27,021,460

Resource Recovery Revenue : 0.41%

California Municipal Finance Authority Waste Management Incorporated Project %%ø	0.23	10-1-2045	5,625,000	5,625,000
California PCFA Series A 144A	0.50	8-1-2023	6,250,000	6,251,438

				11,876,438

Tax Revenue : 0.02%

Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	690,000	687,944

Transportation Revenue : 0.88%

Bay Area Toll Authority San Francisco Bay Area Series C-1 (SIFMA Municipal Swap +0.90%) ±	1.02	4-1-2045	25,500,000	25,671,105

Utilities Revenue : 0.07%

Long Beach CA Bond Finance Authority Natural Gas Series B (3 Month LIBOR +1.43%) ±	1.62	11-15-2026	2,000,000	2,028,840

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 1.12%

California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	0.49%	12-1-2035	$15,500,000	$15,548,980
Los Angeles CA Department Water and Power Waterworks Series A 1 ø	0.13	7-1-2049	17,030,000	17,030,000
				32,578,980

				183,268,020

Colorado : 1.53%

Airport Revenue : 0.04%

Denver CO City & County Department of Aviation Airport System Series A	5.00	11-15-2024	1,000,000	1,085,780

GO Revenue : 0.10%

Grand River CO Hospital District (AGM Insured)	5.00	12-1-2022	1,450,000	1,580,529
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,321,100

				2,901,629

Health Revenue : 0.99%

Colorado HCFR Catholic Health Initiatives Series C2 (1 Month LIBOR +1.25%) ±	1.36	10-1-2039	8,730,000	8,723,278
Colorado HCFR Catholic Health Initiatives Series C4 (1 Month LIBOR +1.25%) ±	1.36	10-1-2039	3,495,000	3,492,309
Colorado Health Facilities Authority Hospital Adventhealth Oblligated Group Series B	5.00	11-15-2049	900,000	1,127,898
Colorado Health Facilities Authority Improvement Christian Living	4.00	1-1-2025	325,000	345,462
University of Colorado Hospital Authority Series 2017C-1	5.00	11-15-2038	14,630,000	15,185,501

				28,874,448

Miscellaneous Revenue : 0.30%

Colorado Bridge Enterprise Central 70 Project	4.00	12-31-2023	1,285,000	1,413,012
Colorado Bridge Enterprise Central 70 Project	4.00	12-31-2025	2,455,000	2,812,865
Colorado Bridge Enterprise Central 70 Project	4.00	6-30-2026	4,050,000	4,666,167

				8,892,044

Transportation Revenue : 0.10%

E-470 Public Highway Authority Colorado Series A	5.00	9-1-2024	450,000	528,962
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2025	300,000	363,960
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2026	1,750,000	2,182,985
				3,075,907

				44,829,808

Connecticut : 2.70%

Education Revenue : 1.23%

Connecticut HEFAR University of Hartford Series N	5.00	7-1-2024	120,000	130,349
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2025	140,000	154,190
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,000,000	7,127,540
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	25,000,000	25,363,250
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series A	3.60	11-15-2023	1,265,000	1,340,343
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2024	250,000	282,003
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2025	400,000	460,124
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2026	585,000	681,829
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series D	5.00	11-15-2025	500,000	581,785

				36,121,413

4

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.62%

Connecticut Refunding Bond Series B ##	4.00%	5-15-2021	$11,190,000	$11,453,077
Connecticut Series C	4.00	6-1-2025	1,000,000	1,153,980
Hamden CT Series A (BAM Insured)	5.00	8-1-2026	710,000	850,942
New Haven CT Series A	5.25	8-1-2021	1,830,000	1,889,018
West Haven CT BAN Series B %%	2.00	9-30-2021	2,800,000	2,830,436

				18,177,453

Health Revenue : 0.30%

Connecticut HEFAR Hartford Healthcare Series B1	5.00	7-1-2053	7,500,000	8,845,050

Housing Revenue : 0.35%

Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	10,000,000	10,171,800

Tax Revenue : 0.20%

Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2026	1,200,000	1,485,264
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2027	3,400,000	4,303,584
				5,788,848

				79,104,564

Delaware : 0.14%

Utilities Revenue : 0.14%

Delaware EDA Gas Facilities Delmarva Power & Light Company Series A	1.05	1-1-2031	4,000,000	4,028,000

District of Columbia : 0.85%

Airport Revenue : 0.13%

Metropolitan Washington Airport Authority Series A	5.00	10-1-2024	3,450,000	3,740,042

Housing Revenue : 0.42%

District of Columbia HFA MFHR Liberty Place Apartments Project ##	2.13	6-1-2021	9,800,000	9,828,812
District of Columbia HFA MFHR Strand Residences Project ##	1.45	2-1-2039	2,500,000	2,546,025

				12,374,837

Transportation Revenue : 0.09%

Metropolitan Washington DC Transit Authority Series A	5.00	7-15-2025	2,000,000	2,436,520

Water & Sewer Revenue : 0.21%

District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	6,000,000	6,230,280

				24,781,679

Florida : 2.74%

Airport Revenue : 0.16%

Broward County FL Airport System Series C	5.00	10-1-2022	2,000,000	2,168,180
Greater Orlando Aviation Authority Florida Airport Facilities Series A	5.00	10-1-2025	2,000,000	2,392,500

				4,560,680

5

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.28%

Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00%	10-1-2025	$500,000	$548,520
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2026	750,000	831,773
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2020	3,125,000	3,134,250
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2021	3,440,000	3,576,086

				8,090,629

Health Revenue : 0.32%

North Broward FL Hospital District Series B	5.00	1-1-2022	1,570,000	1,649,835
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,842,885
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,235,800
Palm Beach County FL HCFR Retirement Life Communities Series 2016	5.00	11-15-2021	3,515,000	3,665,442

				9,393,962

Housing Revenue : 0.22%

Miami-Dade County FL HFA MFHR Liberty Square Phase Two Project	1.42	11-1-2040	6,500,000	6,600,555

Miscellaneous Revenue : 0.46%

Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,115,000	11,712,462
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2021	1,670,000	1,729,686

				13,442,148

Resource Recovery Revenue : 0.07%

Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,952,545

Tax Revenue : 0.51%

Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	8,360,528
Leon County FL School District	4.00	9-1-2026	6,000,000	6,577,560

				14,938,088

Transportation Revenue : 0.07%

Florida Mid-Bay Bridge Authority Series C	5.00	10-1-2020	785,000	785,000
Osceola County FL Improvement Osceola Parkway Series	5.00	10-1-2024	300,000	342,531
Osceola County FL Improvement Osceola Parkway Series	5.00	10-1-2026	735,000	885,940

				2,013,471

Utilities Revenue : 0.06%

JEA Bulk Power Supply System Scherer 4 Project Series A	3.00	10-1-2022	1,800,000	1,803,528

Water & Sewer Revenue : 0.59%

Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	14,160,000	17,428,694

				80,224,300

Georgia : 4.13%

Education Revenue : 0.15%

Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2847 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.16	1-1-2056	4,315,000	4,315,000

Health Revenue : 0.04%

Cobb County GA Kennestone Hospital Authority Anticipation Certificates Wellstar %%	5.00	4-1-2026	1,000,000	1,197,880

6

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.36%

Cobb County GA Housing Authority MFHR White Circle Phase 2 Project	1.65%	12-1-2022	$6,000,000	$6,050,460
Northwest GA Housing Authority MFHR Park Homes Apartments Project (FHA Insured)	1.54	8-1-2022	4,500,000	4,543,245

				10,593,705

Industrial Development Revenue : 0.75%

Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	16,360,000	16,418,405
Savannah GA EDA PCR International Paper Company Project Series B	1.90	8-1-2024	4,250,000	4,409,673
Savannah GA EDA Recovery Zone Facility International	2.00	11-1-2033	1,000,000	1,043,090

				21,871,168

Utilities Revenue : 2.83%

Bartow County GA Development Authority Georgia Power Company Bowen Project	2.05	9-1-2029	4,100,000	4,167,814
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,000,000	4,049,120
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	22,050,000	23,016,672
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	11,250,000	11,287,125
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	235,528
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	364,089
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2023	250,000	273,823
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2024	400,000	454,420
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,174,430
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	3-15-2021	2,800,000	2,854,852
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	6,225,000	6,853,663
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	22,750,000	26,422,760
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	1.50	1-1-2039	1,500,000	1,508,820

				82,663,116

				120,640,869

Hawaii : 0.56%

Housing Revenue : 0.25%

Hawaii Housing Finance & Development Corporation MFHR Hale Kewalo Apartments Series A (GNMA Insured)	1.90	1-1-2021	7,160,000	7,170,024

Miscellaneous Revenue : 0.31%

Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2025	1,945,000	2,161,128
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2026	6,350,000	7,036,880

				9,198,008

				16,368,032

Illinois : 7.64%

Airport Revenue : 1.19%

Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2022	6,100,000	6,398,473
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,601,400
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2023	5,000,000	5,265,650
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2024	1,550,000	1,632,352
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	14,448,944
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,507,883

				34,854,702

7

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.17%

Illinois State University Auxiliary Facilities System Series A	5.00%	4-1-2024	$2,325,000	$2,564,405
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	824,817
Illinois State University Auxiliary Facilities System Series B (AGM Insured)	5.00	4-1-2024	415,000	473,826
Western Illinois University Refunding Bond Auxiliary Facilities System (BAM Insured)	4.00	4-1-2024	1,000,000	1,101,920

				4,964,968

GO Revenue : 2.36%

Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2022	500,000	541,855
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,241,460
Chicago IL Park District Harbor Facility Series C	5.00	1-1-2022	3,155,000	3,192,797
Chicago IL Park District Refunding Bond Series D	5.00	1-1-2021	1,000,000	1,009,030
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2022	10,505,000	11,124,585
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2023	1,450,000	1,603,207
Chicago IL Refunding Bond Series A	5.00	1-1-2026	5,000,000	5,346,350
Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	1,595,000	1,637,411
Chicago IL Series C	5.00	1-1-2021	3,000,000	3,035,940
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2022	5,340,000	5,494,059
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2023	3,300,000	3,429,987
Cook County IL Refunding Bond Series 2016 A	5.00	11-15-2020	5,430,000	5,457,910
Dekalb & Kane Counties IL Community Unit School District Series B (AGM Insured) ¤	0.00	1-1-2025	3,235,000	3,062,672
Illinois Series 2014	5.00	4-1-2022	3,000,000	3,120,330
Illinois Series 2016	5.00	11-1-2021	5,000,000	5,152,400
Illinois Series 2020	5.13	5-1-2022	2,000,000	2,087,480
Illinois Series 2020	5.38	5-1-2023	1,000,000	1,063,090
Kane County IL School District Series B	2.00	2-1-2021	880,000	883,828
Kane, McHenry, Cook & Dekalb Counties IL Community Unit School District #300	4.25	1-1-2023	1,000,000	1,008,450
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2022	1,660,000	1,800,984
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2023	825,000	927,779
Peoria IL Series B	5.00	1-1-2023	715,000	776,762
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	552,825
Whiteside & Lee Counties IL Community Unit School District Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,674,626
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,201,960
Winnebago Boone County IL Community College District Rock Valley College Series A (AGM Insured)	5.00	1-1-2022	500,000	527,100

				68,954,877

Health Revenue : 0.49%

Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,000,000	2,014,500
Illinois Finance Authority Health Services Provident Group Surgery	5.00	10-1-2025	500,000	591,155
Illinois Finance Authority Health Services Provident Group Surgery	5.00	10-1-2026	500,000	603,200
Illinois Finance Authority Healthcare System Series B-2%%	5.00	5-15-2050	4,000,000	4,862,320
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,600,000	4,106,196
Southwestern Illinois Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,950,000	2,126,534

				14,303,905

Housing Revenue : 0.26%

Illinois Housing Development Authority (SIFMA Municipal Swap +1.00%) (FNMA LOC, FNMA LIQ) ±	1.12	5-15-2050	7,500,000	7,583,025
Illinois Housing Development Authority (GNMA Insured)	5.00	8-1-2028	80,000	80,258

				7,663,283

8

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.72%

Chicago IL Board of Education Refunding Bond Series B	5.00%	12-1-2024	$2,270,000	$2,490,531
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2025	2,460,000	2,739,062
Illinois Refunding Bond	5.00	2-1-2022	4,375,000	4,533,463
Illinois Refunding Bond	5.00	2-1-2023	8,775,000	9,201,465
Illinois Series 2014	5.00	5-1-2021	2,000,000	2,032,800

				20,997,321

Tax Revenue : 1.97%

Build Illinois Bond Junior Obligation Series C	5.00	6-15-2022	2,985,000	3,151,891
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2021	380,000	380,874
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2022	955,000	966,336
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2024	6,705,000	7,101,668
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	1,215,000	1,241,037
Huntley IL Special Service Area #6 Special Tax Refunding Bond (BAM Insured)	2.20	3-1-2024	1,525,000	1,576,484
Illinois Refunding Bond	5.00	1-1-2021	1,760,000	1,772,478
Illinois Regional Transportation Authority Refunding Bond (AGM Insured)	5.75	6-1-2021	3,000,000	3,101,580
Illinois Sales Tax Revenue Junior Obligation Series A	5.00	6-15-2023	5,825,000	6,308,592
Illinois Sales Tax Revenue Junior Obligation Series C	4.00	6-15-2025	4,000,000	4,324,920
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,503,193
Illinois Series 2013	5.00	6-15-2024	585,000	631,654
Illinois Series A	4.00	1-1-2021	2,715,000	2,727,625
Macon County IL School District Decatur Source Series C (AGM Insured) %%	4.00	1-1-2024	475,000	522,923
Macon County IL School District Decatur Source Series C (AGM Insured) %%	4.00	1-1-2027	600,000	699,198
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,448,770
Metropolitan Pier & Exposition Authority McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2021	920,000	907,157
Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2020	1,845,000	1,862,970
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	6,095,350
Tender Option Bond Trust (Barclays Bank plc LIQ) 144Aø	0.16	12-1-2055	3,425,000	3,425,000

				57,749,700

Tobacco Revenue : 0.44%

Illinois Railsplitter Tobacco Settlement Authority	5.00	6-1-2022	12,000,000	12,873,240

Water & Sewer Revenue : 0.04%

Chicago IL Second Lien	5.00	11-1-2020	740,000	742,605
Waukegan IL Water and Sewer System First Lien (AGM Insured) %%	5.00	12-30-2027	280,000	349,835

				1,092,440

				223,454,436

Indiana : 0.84%

GO Revenue : 0.07%

Hammond IN Local Public Improvement Advance Program Series A	2.38	12-31-2020	2,000,000	2,006,700

Health Revenue : 0.60%

Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,086,630
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,431,112

9

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)

Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00%	11-1-2024	$3,000,000	$3,494,190
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2021	1,000,000	1,046,980
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	901,488
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,164,730
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2021	1,020,000	1,046,387
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,127,332
Indiana Finance Authority Refunding Bond University Health Obligated Group Series B	1.65	12-1-2042	5,130,000	5,212,901
Indiana Finance Authority Senior Living Series A	5.00	11-15-2022	500,000	527,120
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	538,520

				17,577,390

Miscellaneous Revenue : 0.17%

Indiana Bond Bank Special Program Series A	5.25	10-15-2021	2,000,000	2,089,720
Indianapolis Industry Local Public Improvement Bond Bank Notes Series C Fieldhouse Project	1.40	6-1-2021	3,000,000	3,000,240

				5,089,960

				24,674,050

Iowa : 0.75%

Education Revenue : 0.08%

Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2022	500,000	532,085
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2023	700,000	764,372
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2024	1,000,000	1,118,110

				2,414,567

Housing Revenue : 0.26%

Iowa Finance Authority Single Family Mortgage Revenue Series D (1 Month LIBOR +0.35%) (GNMA/FNMA/FHLMC Insured) ±	0.45	7-1-2048	7,500,000	7,501,725

Utilities Revenue : 0.41%

Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	10,000,000	12,133,700

				22,049,992

Kansas : 0.25%

Health Revenue : 0.07%

Wichita KS Health Care Facilities Presbyterian Manors Incorporated	4.00	5-15-2024	1,015,000	1,016,320
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	5.00	5-15-2025	1,055,000	1,098,150

				2,114,470

Housing Revenue : 0.18%

Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,048,450

				7,162,920

Kentucky : 3.07%

Health Revenue : 0.17%

Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	4,000,000	4,883,160

10

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 1.30%

Kentucky Housing Corporation Beecher Phase I Project	2.00%	3-1-2022	$5,500,000	$5,581,180
Kentucky Housing Corporation Jefferson Green Apartments Project	2.20	9-1-2022	20,250,000	20,380,208
Kentucky Housing Corporation MFHR Chapel House Apartments Project	0.80	9-1-2022	3,070,000	3,090,139
Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	9,000,000	9,120,330

				38,171,857

Miscellaneous Revenue : 0.27%

Lexington Fayette KY Urban County Lease Eastern State Hospital Series A	5.25	6-1-2026	6,620,000	6,808,471
Pendleton County KY School District Finance Corporation	2.00	2-1-2021	1,200,000	1,206,612

				8,015,083

Utilities Revenue : 1.33%

Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	26,085,000	29,233,981
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	5,500,000	5,558,740
Trimble County KY PCR Refunding Louisville Gas and Electric Company	1.30	9-1-2044	4,000,000	3,986,200

				38,778,921

				89,849,021

Louisiana : 1.14%

Industrial Development Revenue : 0.74%

East Baton Rouge Parish LA ExxonMobil Project Series B ø	0.13	12-1-2040	7,200,000	7,200,000
St. John Baptist Parish LA Marathon Oil Corporation Project	2.10	6-1-2037	14,450,000	14,527,741

				21,727,741

Miscellaneous Revenue : 0.17%

Louisiana Local Government Environmental Facilities & CDA Subordinated Lien Refunding Bond East Baton Rouge Sewerage Commission Project Series B	0.88	2-1-2046	5,000,000	4,961,300

Tax Revenue : 0.09%

Louisiana Local Government Environmental Facilities & CDA Series 2015 (BAM Insured)	5.00	12-1-2020	1,135,000	1,143,762
Louisiana Regional Transit Authority CAB (National Insured) ¤	0.00	12-1-2021	1,615,000	1,552,580

				2,696,342

Utilities Revenue : 0.14%

Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	4,042,222

				33,427,605

Maine : 0.07%

Education Revenue : 0.02%

Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00	12-1-2025	425,000	500,034

Health Revenue : 0.05%

Maine HEFAR Series A	5.00	7-1-2025	800,000	957,056
Maine HEFAR Series A	5.00	7-1-2026	500,000	616,240

				1,573,296

				2,073,330

11

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Maryland : 1.63%

Health Revenue : 0.03%

Rockville MD Mayor and Council Economic Development Ingleside King Farm Project Series A-1	5.00%	11-1-2020	$850,000	$851,046

Housing Revenue : 1.02%

Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	7,500,000	7,545,975
Maryland CDA Department of Housing & Community Multifamily Development Lakeview Victoria Park Series H	3.00	11-1-2020	9,000,000	9,013,140
Maryland CDA Department of Housing & Community Multifamily Development Orchard Mews	2.06	9-1-2021	5,500,000	5,550,380
Maryland CDA Department of Housing & Community Multifamily Development Park View	1.75	2-1-2022	7,700,000	7,756,364

				29,865,859

Transportation Revenue : 0.11%

Maryland Transportation Authority Refunding Bond AMT	5.00	3-1-2022	2,995,000	3,161,432

Utilities Revenue : 0.47%

Maryland Economic Development Corporation PCR Potomac Electric Power Company Project	1.70	9-1-2022	13,500,000	13,784,715

				47,663,052

Massachusetts : 2.68%

Education Revenue : 0.23%

Massachusetts Educational Financing Authority AMT Issue J	5.00	7-1-2021	1,280,000	1,317,811
Massachusetts Educational Financing Authority AMT Issue K Series A	5.00	7-1-2022	1,000,000	1,066,780
Massachusetts Educational Financing Authority Series A	5.00	1-1-2022	4,115,000	4,311,985

				6,696,576

Health Revenue : 0.58%

Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	0.62	7-1-2038	5,000,000	4,995,650
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap +0.42%) ±	0.54	7-1-2044	11,230,000	11,212,930
Massachusetts Development Finance Agency Wellforce Incorporate Series C (AGM Insured)	5.00	10-1-2026	300,000	368,115
Massachusetts Development Finance Agency Wellforce Incorporate Series C (AGM Insured)	5.00	10-1-2027	410,000	514,792

				17,091,487

Housing Revenue : 0.47%

Massachusetts HFA Construction Loan Notes Series B	2.05	12-1-2021	13,675,000	13,685,393

Miscellaneous Revenue : 0.86%

Massachusetts Consolidated Loan Subordinate Bond Series D-2	1.70	8-1-2043	24,550,000	25,154,176

Tax Revenue : 0.10%

Massachusetts Bay Transportation Authority Series B Subseries B-1	5.00	7-1-2025	2,300,000	2,801,952

Transportation Revenue : 0.44%

Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	11,685,000	12,853,617

				78,283,201

Michigan : 1.63%

Education Revenue : 0.03%

Western Michigan University Refunding Bond	5.00	11-15-2020	1,000,000	1,004,990

12

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.20%

Allendale MI Public School District Series A (Qualified School Board Loan Fund Insured)	3.00%	11-1-2021	$895,000	$920,257
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,172,068
Detroit MI Series 2018	5.00	4-1-2021	620,000	625,766
Flushing MI Community School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,159,471
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	513,530
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,422,894

				5,813,986

Health Revenue : 0.52%

Kalamazoo MI Economic Development Corporation Limited Obligation Heritage Community %%	2.63	5-15-2025	1,150,000	1,150,046
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	7,600,000	8,739,164
Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,568,078
Michigan Strategic Limited Obligation Refunding Bond Holland Home Project	4.00	11-15-2024	580,000	612,677

				15,069,965

Industrial Development Revenue : 0.69%

Michigan Strategic Limited Obligation Consumers Energy Company Project	1.80	10-1-2049	19,500,000	20,172,360

Miscellaneous Revenue : 0.08%

Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	1,075,000	1,125,385
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,262,689

				2,388,074

Water & Sewer Revenue : 0.11%

Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2021	3,095,000	3,204,192

				47,653,567

Minnesota : 1.05%

GO Revenue : 0.35%

Hastings MN Independent School District #200 Series A (State School District Credit Program Insured) ¤	0.00	2-1-2023	815,000	804,641
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	993,441
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	0.34	6-1-2021	8,300,000	8,300,000

				10,098,082

Housing Revenue : 0.67%

Brooklyn Center MN MFHR Development Sonder House Apartments Project	1.35	1-1-2037	2,355,000	2,360,628
Dakota County MN Community Development Agency Senior MFHR West St. Paul Apartments Project Series B	3.80	7-1-2022	6,325,000	6,280,599
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	0.55	1-1-2045	11,000,000	10,996,590

				19,637,817

13

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.03%

Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00%	2-1-2024	$425,000	$484,062
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2025	375,000	441,394

				925,456

				30,661,355

Mississippi : 0.71%

Health Revenue : 0.20%

Mississippi Hospital Equipment and Facilities Authority Revenue Baptist Memorial Health Care Project	0.65	9-1-2036	3,000,000	3,000,540
Mississippi Hospital Equipment and Facilities Authority Revenue Refunding Bond Baptist Memorial Health Care	5.00	9-1-2044	2,500,000	2,894,075

				5,894,615

Industrial Development Revenue : 0.28%

Mississippi Business Finance Corporation Solid Waste Disposal Facilities Mississippi Power Company Project ø	0.29	7-1-2025	7,600,000	7,600,000
Mississippi Business Finance Corporation Solid Waste Disposal Facilities Mississippi Power Company Project ø	0.29	5-1-2028	520,000	520,000

				8,120,000

Utilities Revenue : 0.23%

Mississippi Business Finance Corporation Mississippi Power Company Project Series 2010	2.75	12-1-2040	6,750,000	6,842,340

				20,856,955

Missouri : 1.04%

GO Revenue : 0.18%

St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00	4-1-2022	5,030,000	5,320,281

Industrial Development Revenue : 0.83%

Missouri Environmental Improvement and Energy Resources Authority Kansas City Power and Light Company Project	2.75	5-1-2038	23,400,000	24,174,072

Tax Revenue : 0.03%

Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	980,000	976,639

				30,470,992

Nebraska : 0.17%

Health Revenue : 0.13%

Douglas County NE Hospital Authority Children’s Hospital Obligated Group Series B	5.00	11-15-2053	3,250,000	3,898,603

Utilities Revenue : 0.04%

Central Plains Energy Project Nebraska Refunding Bond Project #3 Series 2012	5.00	9-1-2042	1,075,000	1,154,389

				5,052,992

Nevada : 0.57%

GO Revenue : 0.38%

Clark County NV School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	6,273,850
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,154,540
Clark County NV School District Series D	5.00	6-15-2021	2,395,000	2,471,712

				10,900,102

14

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue : 0.10%

Director Nevada Department Business & Industry Solid Waste Disposal Republic Services Incorporated Project 144Aø	0.88%	12-1-2026	$3,000,000	$3,003,210

Utilities Revenue : 0.09%

Washoe County NV Sierra Pacific Power Series B	3.00	3-1-2036	560,000	582,926
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	2,000,000	2,043,500

				2,626,426

				16,529,738

New Jersey : 7.85%

Airport Revenue : 0.25%

New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2021	1,500,000	1,540,905
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2022	1,755,000	1,846,629
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2023	1,500,000	1,612,140
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2024	2,000,000	2,192,280

				7,191,954

Education Revenue : 0.37%

New Jersey Higher Education Assistance Authority Student Loan Series 2011-1	5.50	12-1-2021	1,000,000	1,050,950
New Jersey Higher Education Assistance Authority Series A1	5.00	12-1-2020	9,775,000	9,838,244

				10,889,194

GO Revenue : 0.06%

Trenton City NJ Refunding Bond (BAM Insured)	5.00	12-1-2020	1,675,000	1,687,630

Housing Revenue : 2.81%

New Jersey Housing & Mortgage Finance Agency MFHR Series A	2.00	11-1-2021	325,000	330,493
New Jersey Housing & Mortgage Finance Agency MFHR Series B	2.00	5-1-2021	14,335,000	14,465,305
New Jersey Housing & Mortgage Finance Agency MFHR Series C	2.41	10-1-2021	27,500,000	27,500,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.60	10-1-2021	5,585,000	5,685,753
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.70	4-1-2022	5,700,000	5,853,501
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.80	10-1-2022	5,320,000	5,520,564
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.90	4-1-2023	5,870,000	6,151,290
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.95	10-1-2023	5,490,000	5,811,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.10	4-1-2024	2,600,000	2,782,962
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.25	4-1-2025	2,955,000	3,224,703
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	5,000,000	5,008,450

				82,334,021

Miscellaneous Revenue : 2.28%

New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,284,580
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,923,852

15

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

New Jersey EDA School Facilities Construction Bond Series K (National Insured)	5.25%	12-15-2021	$1,040,000	$1,094,111
New Jersey EDA School Facilities Construction Bond Series NN	5.00	3-1-2022	405,000	427,745
New Jersey EDA School Facilities Construction Prerefunded Bond Series NN	5.00	3-1-2021	1,410,000	1,438,285
New Jersey EDA School Facilities Construction Refunding Bond Series XX	5.00	6-15-2022	7,500,000	8,005,125
New Jersey EDA School Facilities Construction Unrefunded Bond Series NN	5.00	3-1-2021	3,610,000	3,670,215
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,404,100
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,379,440
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2021	2,490,000	2,598,141
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	27,925,560
Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2021	4,570,000	4,624,566

				66,775,720

Transportation Revenue : 2.08%

New Jersey TTFA Series A	5.25	12-15-2020	33,465,000	33,755,811
New Jersey TTFA Series A1	5.00	6-15-2021	5,000,000	5,131,400
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	0.86	1-1-2030	21,820,000	21,834,401

				60,721,612

				229,600,131

New Mexico : 0.02%

Health Revenue : 0.02%

Santa Fe NM Retirement Facility El Castillo Retirement	2.25	5-15-2024	600,000	582,654

New York : 6.22%

Education Revenue : 0.10%

Hempstead Town NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	4.76	2-1-2027	2,000,000	2,037,080
St. Lawrence County NY Industrial Development Clarkson University Project Series B	1.55	9-1-2042	1,000,000	966,550

				3,003,630

GO Revenue : 0.11%

Oyster Bay NY BAN Series C	4.00	8-27-2021	3,000,000	3,096,690

Health Revenue : 0.26%

Broome County NY Local Development Corporation United Health Services Hospital Incorporate Project (AGM Insured)	5.00	4-1-2026	500,000	612,905
Broome County NY Local Development Corporation United Health Services Hospital Incorporate Project (AGM Insured)	5.00	4-1-2027	950,000	1,189,039
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00	5-1-2048	4,000,000	4,528,360
New York Dormitory Authority Non State Supported Debt Montefiore Obligated Group	5.00	8-1-2026	1,000,000	1,191,730

				7,522,034

Housing Revenue : 0.49%

New York HFA Affordable Housing Series L (GNMA/FNMA/FHLMC Insured)	1.65	5-1-2021	6,400,000	6,441,472
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	5,000,000	5,043,100
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.75	11-1-2023	400,000	411,280

16

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)

New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.80%	5-1-2024	$400,000	$412,648
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	414,684
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	535,296
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.95	11-1-2025	520,000	542,864
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	2.00	5-1-2026	535,000	560,252

				14,361,596

Industrial Development Revenue : 1.10%

New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	7,205,000	7,634,778
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2025	22,925,000	24,638,185

				32,272,963

Miscellaneous Revenue : 0.10%

Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2020	2,915,000	2,925,611

Tax Revenue : 0.95%

New York City NY Transitional Various Future Tax Secured G5 (Barclays Bank plc SPA) ø	0.13	5-1-2034	1,450,000	1,450,000
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap +0.45%) ±	0.57	11-1-2026	6,065,000	6,012,053
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	0.92	11-1-2022	14,225,000	14,302,953
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0824 (JPMorgan Chase & Company LIQ) 144Aø	0.16	2-15-2028	6,000,000	6,000,000

				27,765,006

Transportation Revenue : 2.90%

New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	9,600,000	9,700,992
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	10,400,000	10,722,192
New York Metropolitan Transportation Authority Subordinate Bond Series C2	4.00	11-15-2033	8,530,000	8,534,350
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-2 (1 Month LIBOR +0.68%) (AGM Insured) ±	0.79	11-1-2032	20,000,000	19,810,800
New York Metropolitan Transportation Authority Subordinate Bond Series D-2B (1 Month LIBOR +0.30%) (AGM Insured) ±	0.41	11-1-2032	6,000,000	5,933,940
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	0.57	11-15-2044	22,545,000	21,425,641
Niagara Falls NY Board Community Toll (National Insured)	6.25	10-1-2020	8,685,000	8,685,000

				84,812,915

Utilities Revenue : 0.21%

Long Island NY Power Authority Electric System General Series B	1.65	9-1-2049	6,000,000	6,187,680

				181,948,125

North Carolina : 0.36%

Health Revenue : 0.32%

Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	7,000,000	7,444,430
North Carolina Medical Care Commission Retirement Facilities Entrance Fee Friends Homes %%	2.30	9-1-2025	1,250,000	1,249,988
North Carolina Medical Care Commission Retirement Facilities First Mortgage	2.50	10-1-2024	740,000	740,215

				9,434,633

17

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.04%

Columbus County NC Industrial Facilities & PCFA Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A	2.00%	11-1-2033	$1,000,000	$1,043,090

				10,477,723

Ohio : 2.59%

Education Revenue : 0.02%

The Ohio State University Series B-1 ø	0.08	12-1-2039	500,000	500,000

GO Revenue : 0.01%

Springfield OH Refunding Bond (AGC Insured)	4.00	12-1-2020	225,000	225,630

Health Revenue : 0.15%

Hamilton County OH Hospital Facilities UC Health Series 2020	5.00	9-15-2026	655,000	808,840
Ohio Hospital Premier Health Partners	5.00	11-15-2025	265,000	310,336
Ohio Hospital University Hospital Health System Series B	5.00	1-15-2050	2,820,000	3,300,359

				4,419,535

Housing Revenue : 0.50%

Lucas OH Metropolitan Housing Authority Certificate of Participation	2.25	11-1-2020	270,000	270,319
Ohio HFA Multifamily Southwick Place Townhomes Project	1.55	3-1-2022	4,975,000	4,999,029
Trumbull Metropolitan Housing Authority Multifamily Housing Apartments Project Series A	1.70	6-1-2022	9,250,000	9,330,845

				14,600,193

Industrial Development Revenue : 0.13%

Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	3,750,000	3,823,125

Miscellaneous Revenue : 0.09%

Ohio Portsmouth Bypass Project	5.00	12-31-2020	1,320,000	1,332,976
Ohio Portsmouth Bypass Project	5.00	12-31-2021	1,205,000	1,264,419

				2,597,395

Resource Recovery Revenue : 0.42%

Ohio Air Quality Development Authority Refunding Bond American Electric Power Company Project	1.90	5-1-2026	12,000,000	12,429,360

Utilities Revenue : 1.27%

American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2025	1,200,000	1,434,108
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2026	1,500,000	1,849,320
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2027	1,600,000	2,021,136
American Municipal Power Ohio Incorporated Prairie Energy Campus	2.30	2-15-2038	8,825,000	8,936,813
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	19,500,000	23,007,465

				37,248,842

				75,844,080

18

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma : 1.08%

Education Revenue : 0.02%

Oklahoma Development Finance Authority Refunding Bond Oklahoma City University Project	4.00%	8-1-2022	$535,000	$556,684

GO Revenue : 0.36%

Oklahoma County OK Independent School District #52 Series A	2.50	1-1-2021	3,535,000	3,554,831
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,656,887
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,328,994

				10,540,712

Health Revenue : 0.06%

Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2022	500,000	532,805
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	549,510
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	677,982

				1,760,297

Miscellaneous Revenue : 0.64%

Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2020	750,000	755,490
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2021	945,000	995,652
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2021	1,065,000	1,110,348
Kay County OK Public Buildings Authority	2.25	4-1-2024	720,000	742,421
Kay County OK Public Buildings Authority	2.25	4-1-2025	735,000	762,099
Kay County OK Public Buildings Authority	2.38	4-1-2026	750,000	781,523
Kingfisher OK Special Projects Authority Educational Facilities Kingfisher Public Schools Project	4.00	3-1-2026	2,005,000	2,345,108
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2025	550,000	612,370
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2026	590,000	662,889
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2023	830,000	933,684
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,256,245
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2025	930,000	1,114,791
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	3,000,000	3,403,680
Wagoner County OK School Development Authority Wagoner Public Schools Project	4.00	9-1-2025	1,255,000	1,430,462
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,833,086

				18,739,848

				31,597,541

Oregon : 0.05%

Airport Revenue : 0.05%

Port of Portland OR International Airport Series C	5.00	7-1-2026	1,240,000	1,501,144

Other : 0.72%

Miscellaneous Revenue : 0.72%

FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	3,094,542	3,150,243

19

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1B1 øø	2.25%	8-15-2051	$14,312,255	$14,702,836
Public Housing Capital Fund Trust I (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	2,696,673	2,738,769
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	415,626	423,349

				21,015,197

Pennsylvania : 6.48%

Airport Revenue : 0.05%

Philadelphia PA Refunding Bond AMT Series A	5.00	6-15-2023	1,410,000	1,563,648

Education Revenue : 0.72%

Lehigh County PA General Purpose Authority (SIFMA Municipal Swap +0.58%) ±	0.70	11-1-2037	11,025,000	10,988,397
Philadelphia PA IDA Thomas Jefferson University Series B ø	0.35	9-1-2050	10,000,000	10,000,000

				20,988,397

GO Revenue : 1.47%

Albert Gallatin PA School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,281,036
Albert Gallatin PA School District Series B (AGM Insured)	4.00	9-1-2025	350,000	396,781
Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,450,893
Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,482,719
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,693,063
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,120,840
Lackawanna County PA Riverside School District Project (BAM Insured)	4.00	10-15-2020	1,455,000	1,457,022
Manheim Township PA School District Series A (1 Month LIBOR +0.47%) ±	0.58	5-1-2025	3,760,000	3,740,598
Penn Hills PA School District (BAM Insured)	5.00	11-15-2020	825,000	829,604
Penn Hills PA School District (BAM Insured)	5.00	11-15-2021	1,275,000	1,339,847
Philadelphia PA School District Refunding Bond	5.00	9-1-2023	4,500,000	5,069,115
Philadelphia PA School District Series A	5.00	9-1-2022	1,000,000	1,083,800
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	930,888
Philadelphia PA School District Series D	5.00	9-1-2021	1,750,000	1,819,073
Philadelphia PA School District Series F	5.00	9-1-2021	3,580,000	3,721,303
Philadelphia Tender Option Bond Trust Receipts/Floaters Certificates Series 2020-SM0860 (JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144Aø	0.16	9-1-2027	4,275,000	4,275,000
Scranton PA School District Series A	5.00	6-1-2021	680,000	699,421
Scranton PA School District Series A	5.00	6-1-2022	730,000	781,954
Scranton PA School District Series A	5.00	6-1-2023	835,000	929,405
Scranton PA School District Series B	5.00	6-1-2021	580,000	596,565
Scranton PA School District Series B (National Insured)	5.00	6-1-2022	870,000	931,918
Scranton PA School District Series B (National Insured)	5.00	6-1-2023	615,000	682,287
Scranton PA School District Series C	5.00	6-1-2021	590,000	606,850

				42,919,982

Health Revenue : 1.54%

Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (3 Month LIBOR +0.72%) ±	0.89	2-1-2021	680,000	679,327
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,076,400
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,095,130
Berks County PA Municipal Authority Tower Health Project Series B1	5.00	2-1-2040	4,140,000	4,490,120
Berks County PA Municipal Authority Tower Health Project Series B2	5.00	2-1-2040	5,500,000	6,110,775
Franklin County PA IDA Menno-Haven Incorporated Project	5.00	12-1-2021	230,000	236,732
Geisinger Authority PA Health System Series B	5.00	4-1-2043	10,000,000	12,253,300
Lancaster County PA Hospital Authority Healthcare Facilities Moravian Manors Incorporated Project	2.88	12-15-2023	1,200,000	1,181,712
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,182,468

20

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)

Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	0.84%	9-1-2051	$10,000,000	$9,993,900
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2021	1,250,000	1,283,113
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,121,660
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	3,250,000	3,192,898

				44,897,535

Housing Revenue : 1.21%

Pennsylvania HFA Limited Obligation Norris Homes Phase V	1.40	1-1-2043	10,000,000	10,190,100
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	16,415,000	17,006,597
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	7,400,000	8,185,510

				35,382,207

Industrial Development Revenue : 0.21%

Lehigh County PA IDA Electric Utilities Corporation Series B	1.80	2-15-2027	2,500,000	2,532,175
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2020	2,020,000	2,039,513
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2021	1,525,000	1,598,841

				6,170,529

Miscellaneous Revenue : 0.55%

Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Bond Project (1 Month LIBOR +0.49%) ±	0.60	1-1-2030	4,970,000	4,935,160
Butler County General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA) ø	0.15	9-1-2027	265,000	265,000
Delaware County PA Authority Neumann University	4.00	10-1-2021	695,000	693,117
Pennsylvania Economic Development Financing Authority Bioslides Facility	4.00	1-1-2026	615,000	694,593
Pennsylvania Economic Development Financing Authority Refunding Bond Bioslides Facility	3.00	1-1-2025	505,000	539,855
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	2,505,000	2,831,677
Pittsburgh and Allegheny County PA Sports and Exhibition Authority Regional Asset District (AGM Insured)	4.00	2-1-2024	1,700,000	1,900,124
Pittsburgh and Allegheny County PA Sports and Exhibition Authority Regional Asset District (AGM Insured)	5.00	2-1-2026	2,000,000	2,451,340
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	1,765,000	1,767,559

				16,078,425

Transportation Revenue : 0.17%

Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	611,519
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	640,059
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +0.70%) ±	0.82	12-1-2023	2,880,000	2,895,898
Pennsylvania Turnpike Commission Series B %%	5.00	12-1-2025	300,000	369,417
Pennsylvania Turnpike Commission Series B %%	5.00	12-1-2026	350,000	443,398

				4,960,291

Water & Sewer Revenue : 0.56%

Allegheny County PA Sanitary Authority Series A %%	5.00	6-1-2026	850,000	1,058,174
Allegheny County PA Sanitary Authority Series A %%	5.00	6-1-2027	300,000	382,080
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	0.77	9-1-2040	15,000,000	15,000,000

				16,440,254

				189,401,268

Rhode Island : 0.34%

Education Revenue : 0.04%

Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,290,256

21

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.30%

Rhode Island & Providence Plantations Consolidated Capital Development Series A	5.00%	8-1-2023	$8,045,000	$8,750,305

				10,040,561

South Carolina : 0.41%

Miscellaneous Revenue : 0.22%

South Carolina Transportation Infrastructure Bank Refunding Bond Series B (1 Month LIBOR +0.45%) ±	0.55	10-1-2031	6,425,000	6,391,911

Utilities Revenue : 0.19%

Piedmont SC Municipal Power Agency (National Insured)	5.38	1-1-2025	4,760,000	5,634,840

				12,026,751

Tennessee : 2.39%

Health Revenue : 0.30%

Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023 (Barclays Bank plc LOC) 144A øø	0.16	1-1-2045	5,910,000	5,910,000
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,767,920
Knox County TN Health Educational & Housing Facility University Health System Incorporate	5.00	4-1-2024	1,000,000	1,124,440

				8,802,360

Housing Revenue : 0.23%

Kingsport TN Housing & RDA Collateralized MFHR Series B	2.22	1-1-2022	6,700,000	6,791,857

Miscellaneous Revenue : 0.17%

Sevier County TN Public Building Authority Various Local Government Public Improvement Series (U.S. Bank NA SPA) ø	0.11	6-1-2034	5,000,000	5,000,000

Utilities Revenue : 1.69%

Memphis TN Series A	5.00	12-1-2025	600,000	740,928
Memphis TN Series A	5.00	12-1-2026	600,000	762,546
Memphis TN Series A	5.00	12-1-2027	450,000	584,789
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	7,500,000	8,551,275
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	35,840,000	38,598,246

				49,237,784

				69,832,001

Texas : 10.57%

Airport Revenue : 0.82%

Dallas-Fort Worth TX International Airport Series A	5.00	11-1-2025	1,000,000	1,214,330
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	543,640
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,645,076
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series A	5.00	7-1-2024	3,620,000	3,908,297
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series A %%	5.00	7-1-2026	1,000,000	1,219,300
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series A %%	5.00	7-1-2027	1,000,000	1,244,010
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series B %%	5.00	7-1-2026	1,500,000	1,855,170
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series B	5.00	7-1-2027	6,090,000	6,591,755
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series B %%	5.00	7-1-2027	3,000,000	3,789,330

				24,010,908

22

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.41%

Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00%	8-15-2021	$665,000	$685,196
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2022	1,000,000	1,063,310
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,652,952
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,510,813
Texas A&M University System Permanent University Series A	5.00	7-1-2021	4,870,000	5,045,174

				11,957,445

GO Revenue : 4.96%

Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	17,000,000	17,274,550
Dallas TX Unrefunded Balance Refunding Bond	5.00	2-15-2021	3,580,000	3,643,688
Denton TX Independent School District School Building Series B	2.00	8-1-2044	4,070,000	4,302,112
Eanes TX Independent School District School Building Series B	1.75	8-1-2039	7,465,000	7,773,678
Hays TX Consolidated Independent School District Building Bond Series B	2.70	8-15-2042	7,370,000	7,665,684
Houston TX Public Improvement Series A	5.00	3-1-2021	4,000,000	4,080,240
Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,342,350
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,898,790
Lake Travis TX Independent School District Prefunded Bond Series B	2.63	2-15-2048	1,010,000	1,042,492
Lake Travis TX Independent School District Series B	2.63	2-15-2048	1,720,000	1,775,332
Lake Travis TX Independent School District Series B	2.63	2-15-2048	7,270,000	7,502,858
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,055,181
Mansfield TX Independent School District	2.50	8-1-2042	8,500,000	8,657,165
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,911,947
New Caney TX Independent School District School Building Bond	3.00	2-15-2050	1,100,000	1,126,059
North East TX Independent School District	2.20	8-1-2049	4,800,000	5,078,160
North East TX Independent School District	2.38	8-1-2047	7,135,000	7,407,700
Northside TX Independent School District School Building %%	0.70	6-1-2050	5,000,000	4,993,900
Northside TX Independent School District School Building Bond	1.75	6-1-2032	5,675,000	5,679,483
Northside TX Independent School District School Building Bond	2.00	6-1-2046	10,845,000	10,969,392
Northside TX Independent School District School Building Bond Series 2018	2.75	8-1-2048	20,305,000	21,550,915
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap +0.30%) ±	0.42	10-1-2041	4,500,000	4,507,740
Tomball TX Independent School District Series B2	2.13	2-15-2039	6,750,000	6,859,013

				145,098,429

Health Revenue : 0.44%

Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System (SIFMA Municipal Swap +0.57%) ±	0.69	12-1-2049	11,000,000	10,940,710
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	11-15-2020	1,045,000	1,044,906
Travis County TX Health Facilities Development Corporation Longhorn Village Project Series A	7.13	1-1-2046	845,000	859,390

				12,845,006

Housing Revenue : 1.14%

Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	20,000,000	20,245,600
Dallas TX Housing Finance Corporation Multifamily Housing Estates at Shiloh	1.51	7-1-2037	7,000,000	7,161,700
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured) %%	0.35	9-1-2023	6,000,000	5,998,320

				33,405,620

Miscellaneous Revenue : 0.06%

Texas Subordinate Bond Series E2	2.25	8-1-2029	1,675,000	1,677,714

23

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue : 0.41%

Mission TX Economic Development Corporation Republic Services Incorporated Project	0.50%	1-1-2026	$4,000,000	$4,000,920
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.43	11-1-2040	8,100,000	8,100,000

				12,100,920

Transportation Revenue : 0.29%

Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	410,000	411,148
Central Texas Regional Mobility Authority Subordinate Bond	4.00	1-1-2022	6,000,000	6,141,300
North Texas Tollway Authority Series A	5.00	1-1-2021	1,860,000	1,881,632

				8,434,080

Utilities Revenue : 1.37%

San Antonio TX Electric & Gas Revenue Various Refunding Bond Junior Lien Series 2020	1.75	2-1-2049	11,500,000	12,010,140
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,293,460
San Antonio TX Junior Lien Series D	3.00	12-1-2045	12,325,000	12,377,381
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	0.67	9-15-2027	9,470,000	9,447,746

				40,128,727

Water & Sewer Revenue : 0.67%

San Antonio TX Water System Junior Lien Series A	2.63	5-1-2049	12,490,000	13,338,446
San Antonio TX Water System Junior Lien Series B	2.00	5-1-2044	5,930,000	6,112,229

				19,450,675

				309,109,524

Utah : 0.40%

Airport Revenue : 0.29%

Salt Lake City UT International Airport Series A	5.00	7-1-2023	3,150,000	3,503,304
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,298,240
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,720,854

				8,522,398

Housing Revenue : 0.11%

Utah Housing Corporation Multifamily Lincoln Tower Apartments Project	1.54	8-1-2022	3,000,000	3,028,830

				11,551,228

Vermont : 0.02%

Education Revenue : 0.02%

Vermont Educational & Health Buildings Financing Agency Saint Michael’s College Project	5.00	10-1-2026	575,000	597,471

Virginia : 2.29%

Health Revenue : 0.03%

Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2021	440,000	441,659
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2022	525,000	534,529

				976,188

Housing Revenue : 0.48%

Spotsylvania County VA EDA Palmers Creek Apartments Project (FHA/GNMA Insured)	1.45	8-1-2022	13,700,000	13,884,539

24

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.11%

Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70%	10-1-2033	$3,300,000	$3,332,934

Miscellaneous Revenue : 0.71%

Franklin County VA IDA Public Facility Lease BAN	3.00	10-15-2023	3,000,000	3,006,120
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	17,510,000	17,867,904

				20,874,024

Tax Revenue : 0.06%

Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	680,000	342,570
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	1,081,550
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	164,066

				1,588,186

Transportation Revenue : 0.60%

Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	14,115,000	15,832,090
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00	5-15-2023	1,500,000	1,688,145

				17,520,235

Utilities Revenue : 0.30%

York County VA EDA PCR Virginia Electric and Power Company Project Series A	1.90	5-1-2033	8,500,000	8,809,060

				66,985,166

Washington : 4.47%

Airport Revenue : 0.38%

Metropolitan Washington Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,805,240
Port of Seattle WA Refunding Bond Series B	5.00	8-1-2023	4,155,000	4,477,844

				11,283,084

Education Revenue : 0.74%

University of Washington Series A	5.00	5-1-2048	20,500,000	21,552,470

GO Revenue : 0.29%

Washington Refunding Bond %%	5.00	6-1-2025	1,000,000	1,197,920
Washington Refunding Bond %%	5.00	6-1-2026	1,570,000	1,937,459
Washington Series A	5.00	8-1-2022	4,800,000	5,226,336

				8,361,715

Health Revenue : 0.95%

Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	1.12	1-1-2035	8,650,000	8,634,257
Washington Health Care Facilities Authority Catholic Health Initiatives Series A	5.00	2-1-2023	1,025,000	1,041,072
Washington Health Care Facilities Authority Commonspirit Health Series B1	5.00	8-1-2049	2,500,000	2,820,950
Washington Health Care Facilities Authority Commonspirit Health Series B3	5.00	8-1-2049	4,000,000	4,767,520
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	1.20	1-1-2042	9,500,000	9,557,665
Washington State Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities %%	3.00	7-1-2027	1,000,000	999,970

				27,821,434

25

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.84%

Snohomish County WA Housing Authority Carvel Apartments Project	5.00%	4-1-2025	$500,000	$588,915
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	882,169
Washington Housing Finance Commission MFHR College Glen Apartments Project Series A (FHA Insured)	1.55	7-1-2022	5,880,000	5,969,023
Washington Housing Finance Commission MFHR Sanford Hildebrandt Towers Project	2.25	7-1-2021	17,025,000	17,103,485

				24,543,592

Miscellaneous Revenue : 0.04%

FYI Properties Refunding Bond State of Washington District Project	5.00	6-1-2027	1,000,000	1,244,190

Utilities Revenue : 1.23%

Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap +0.29%) ±	0.41	5-1-2045	12,635,000	12,635,505
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	0.61	11-1-2046	23,190,000	23,267,687

				35,903,192

				130,709,677

West Virginia : 0.36%

GO Revenue : 0.07%

Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2023	1,000,000	1,045,360
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2024	1,000,000	1,060,110

				2,105,470

Utilities Revenue : 0.29%

West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	8,300,000	8,560,454

				10,665,924

Wisconsin : 2.94%

Airport Revenue : 0.15%

Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	4,210,000	4,350,867

Education Revenue : 0.04%

Wisconsin PFA Guilford College	5.00	1-1-2021	650,000	651,866
Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	633,788

				1,285,654

Health Revenue : 1.78%

Wisconsin HEFA Advocate Aurora Health Credit Group Series B-3	5.00	8-15-2054	2,000,000	2,290,040
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-4	5.00	8-15-2054	1,450,000	1,718,642
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	0.77	8-15-2054	4,200,000	4,205,418
Wisconsin HEFA Ascension Health Alliance	5.00	11-15-2033	12,000,000	14,232,120
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2025	1,000,000	1,188,600
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2026	1,060,000	1,293,115
Wisconsin HEFA Camillus Health System Incorporated	5.00	11-1-2024	155,000	164,046
Wisconsin HEFA Camillus Health System Incorporated	5.00	11-1-2025	245,000	261,662
Wisconsin HEFA Camillus Health System Incorporated	5.00	11-1-2026	355,000	382,569
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,447,240
Wisconsin HEFA Marshfield Clinic Health System Incorporated Series B2	5.00	2-15-2051	18,300,000	22,098,897
Wisconsin HEFA Marshfield Clinic Series B	5.00	2-15-2026	630,000	662,873

				51,945,222

26

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.97%

Waukesha County WI Anticipation Notes Series C		3.00%	5-1-2022	$1,740,000	$1,743,932
Waukesha County WI Series B		3.00	5-1-2021	9,040,000	9,060,521
Wisconsin State Refunding Bond Series A		5.00	5-1-2022	8,040,000	8,656,668
Wisconsin State Refunding Bond Series A		5.00	5-1-2023	8,015,000	9,001,220

					28,462,341

					86,044,084

Total Municipal Obligations (Cost $2,844,876,828)					2,896,596,258

Closed End Municipal Bond Fund Obligations : 0.83%

California : 0.49%

Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (144 Shares) 0.68% 144Aø				14,400,000	14,400,000

Other : 0.34%

Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (10,000 shares) 0.68% 144Aø				10,000,000	10,000,000

Total Closed End Municipal Bond Fund Obligations (Cost $24,400,000)					24,400,000

		Yield		Shares
Short-Term Investments : 0.66%

Investment Companies : 0.66%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		0.03		19,274,460	19,278,315

Total Short-Term Investments (Cost $19,278,315)					19,278,315

Total investments in securities (Cost $2,888,555,143)	100.53%				2,940,274,573

Other assets and liabilities, net	(0.53)				(15,502,152)

Total net assets	100.00%				$2,924,772,421

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes

27

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

28

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$5,068,712	$311,930,489	$(297,720,260)	$123	$(749)	$(12,094)	$19,278,315	0.66%

Wells Fargo Short Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$2,896,596,258	$0	$2,896,596,258
Closed end municipal bond fund obligations	0	24,400,000	0	24,400,000
Short-term investments
Investment companies	19,278,315	0	0	19,278,315

Total assets	$19,278,315	$2,920,996,258	$0	$2,940,274,573

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.51%

Alabama : 1.46%

Health Revenue : 0.20%

Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85%	11-15-2046	$5,395,000	$5,566,777

Industrial Development Revenue : 0.13%

Selma AL Industrial Development Board Refunding Bond Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	3,675,000	3,833,356

Utilities Revenue : 1.13%

Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,187,500
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	2,050,000	2,091,656
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	8,660,000	9,917,952
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	12,150,000	13,454,667
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) 144Aø	0.67	9-1-2046	3,925,000	3,925,000

				31,576,775

				40,976,908

Alaska : 0.56%

Health Revenue : 0.24%

Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2027	1,455,000	1,821,340
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2028	1,530,000	1,944,860
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2029	2,220,000	2,873,080

				6,639,280

Industrial Development Revenue : 0.15%

Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	4,000,000	4,047,320

Utilities Revenue : 0.17%

Alaska Industrial Development & Export Authority Power Refunding Bond Snettisham Hydroelectric Project Series 2015	5.00	1-1-2022	1,735,000	1,812,745
Alaska Industrial Development & Export Authority Power Refunding Bond Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	2,835,000	3,057,491

				4,870,236

				15,556,836

Arizona : 2.92%

Education Revenue : 0.46%

Arizona Board Regents University Arizona System Revenue Refunding Bond Speed Series C %%	5.00	8-1-2023	1,000,000	1,100,790
Arizona Board Regents University Arizona System Revenue Refunding Bond Speed Series C %%	5.00	8-1-2025	600,000	708,306
Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,195,000	1,222,664
Arizona IDA Education Facility Leman Academy of Excellence Incorporated Project 144A	4.50	7-1-2029	765,000	794,498
Maricopa County AZ IDA Educational Horizon Community Learning Center Project	2.63	7-1-2021	550,000	549,203
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	240,000	248,530
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	940,000	973,849

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Pima County AZ IDA Charter Schools Project Series 2013	4.50%	7-1-2021	$1,210,000	$1,240,601
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	1,245,000	1,267,136
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	968,718
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	2,945,000	2,940,023
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	785,000	819,611

				12,833,929

GO Revenue : 0.02%

Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2021	500,000	504,925

Health Revenue : 1.19%

Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,121,828
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,224,899
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,015,000	3,013,402
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	0.69	1-1-2035	5,840,000	5,786,038
Phoenix AZ IDA Various Mayo Clinic Series A (Bank of America NA SPA) ø	0.11	11-15-2052	20,500,000	20,500,000
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	1,810,000	1,804,950

				33,451,117

Industrial Development Revenue : 0.63%

Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	10,980,000	12,671,908
Phoenix AZ IDA Various Republic Services Incorporated Projects	0.48	12-1-2035	5,000,000	5,001,100

				17,673,008

Miscellaneous Revenue : 0.62%

Arizona IDA Revenue Lincoln South Beltway Project	5.00	2-1-2027	1,255,000	1,565,663
Arizona IDA Revenue Lincoln South Beltway Project	5.00	5-1-2027	1,125,000	1,412,044
Arizona IDA Revenue Lincoln South Beltway Project	5.00	8-1-2027	1,205,000	1,521,409
Arizona IDA Revenue Lincoln South Beltway Project	5.00	11-1-2027	1,000,000	1,269,650
Navajo Nation AZ Series A 144A	4.00	12-1-2022	6,345,000	6,537,698
Navajo Nation AZ Series A 144A	5.00	12-1-2025	4,110,000	4,523,754
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	406,000	406,861

				17,237,079

				81,700,058

Arkansas : 0.22%

Tax Revenue : 0.22%

Fayetteville AR Sales and Use Tax Capital Improvement Refunding Bond Series A	1.60	11-1-2035	6,120,000	6,103,292

California : 2.50%

Airport Revenue : 0.18%

San Francisco County CA AMT Series A	5.00	5-1-2027	4,775,000	5,100,560

Education Revenue : 0.04%

California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	760,000	792,596
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	267,640

				1,060,236

2

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 1.05%

California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	0.39%	7-1-2041	$8,700,000	$8,700,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	0.39	7-1-2040	8,525,000	8,525,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0119 (Deutsche Bank LIQ) 144Aø	0.27	7-1-2044	6,000,000	6,000,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0175 (Bank of America NA LIQ) 144Aø	0.28	3-1-2039	4,825,000	4,825,000
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	1,250,000	1,316,875

				29,366,875

Housing Revenue : 0.06%

California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	1,483,081	1,640,377

Miscellaneous Revenue : 0.08%

Compton CA PFA Lease 144A	4.00	9-1-2022	2,305,000	2,338,492

Tax Revenue : 1.09%

Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.34	3-1-2021	28,500,000	28,500,000
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,820,000	1,821,620

				30,321,620

				69,828,160

Colorado : 1.56%

Education Revenue : 0.38%

Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	1,935,000	1,943,224
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	920,000	1,025,855
Colorado ECFA Vanguard School Project	4.00	6-15-2021	250,000	255,628
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	542,903
Colorado ECFA Windsor Charter Academy 144A	3.88	9-1-2026	1,085,000	1,086,758
Colorado School of Mines Institutional Enterprise Refunding Bond Series 2018A (1 Month LIBOR +0.50%) ±	0.60	2-1-2023	5,820,000	5,800,270

				10,654,638

GO Revenue : 0.12%

Aviation Station North Metropolitan District #2 Colorado Refunding Bond and Improvement Limited Tax Series A	4.00	12-1-2029	500,000	503,685
Centennial CO Southglenn Metropolitan District	3.00	12-1-2021	463,000	461,481
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,191,380
Mirabelle Metropolitan District #2 Colorado Senior Series A	5.00	12-1-2039	700,000	717,962
Thompson Crossing Metropolitan District #4 Colorado Refunding Bond and Improvement Limited Tax	3.50	12-1-2029	515,000	511,750

				3,386,258

Health Revenue : 0.83%

Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.00	2-1-2022	3,415,000	3,469,128
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.25	2-1-2031	5,150,000	5,235,902
Colorado Health Facilities Authority Series B-2	5.00	8-1-2049	3,000,000	3,575,640
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0841 (JPMorgan Chase & Company LIQ) 144Aø	0.16	8-1-2027	11,000,000	11,000,000

				23,280,670

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.07%

Colorado State Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00%	12-31-2024	$1,610,000	$1,808,690

Tax Revenue : 0.13%

Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2021	1,440,000	1,469,650
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	2,007,434

				3,477,084

Transportation Revenue : 0.03%

Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2040	800,000	910,976

				43,518,316

Connecticut : 2.85%

Education Revenue : 0.22%

Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	1,500,000	1,616,085
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2026	575,000	638,250
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2027	430,000	481,673
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2028	530,000	597,644
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	940,000	1,095,589
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	500,000	589,630
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series C	5.00	11-15-2025	480,000	558,259
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series C	5.00	11-15-2026	385,000	455,028
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series C	5.00	11-15-2027	125,000	146,656

				6,178,814

GO Revenue : 0.34%

Bridgeport CT Series A	5.00	6-1-2026	1,220,000	1,437,514
Bridgeport CT Series A	5.00	6-1-2027	1,425,000	1,710,242
Bridgeport CT Series A	5.00	6-1-2028	1,605,000	1,925,278
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,811,024
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,766,225

				9,650,283

Health Revenue : 0.37%

Connecticut HEFA Revenue Hartford Healthcare Series B2	5.00	7-1-2053	7,800,000	9,717,084
Connecticut HEFAR Temps 50 Mclean Series B2 144A	2.75	1-1-2026	650,000	652,971

				10,370,055

Housing Revenue : 0.35%

Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	9,635,000	9,800,529

Miscellaneous Revenue : 0.10%

Connecticut Series A (SIFMA Municipal Swap +0.75%) ±	0.87	3-1-2021	2,700,000	2,705,265

Tax Revenue : 1.47%

Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	16,280,000	19,431,971
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2030	3,000,000	3,832,770
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2031	9,000,000	11,429,730
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2032	5,000,000	6,308,750

				41,003,221

				79,708,167

4

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Delaware : 0.06%

Education Revenue : 0.06%

Delaware EDA Odyssey Charter School Project Series A 144A	6.25%	9-1-2025	$1,485,000	$1,595,959

District of Columbia : 0.73%

Housing Revenue : 0.58%

District of Columbia HFA MFHR 1550 First Street Project	1.46	6-1-2039	16,100,000	16,359,210

Water & Sewer Revenue : 0.15%

District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	4,000,000	4,153,520

				20,512,730

Florida : 2.53%

Airport Revenue : 0.67%

Broward County FL Port Facilities Revenue Refunding Bond Series C	5.00	9-1-2027	2,330,000	2,885,309
Miami Dade County FL Aviation Refunding Bond AMT	5.00	10-1-2029	11,000,000	12,504,360
Miami Dade County FL Seaport AMT Series B	6.00	10-1-2032	1,385,000	1,562,377
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,500,000	1,692,105

				18,644,151

Education Revenue : 0.30%

Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	1,275,000	1,320,135
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series A 144A	4.00	6-15-2029	2,410,000	2,483,023
Capital Trust Agency FL Educational Facilities Revenue Imagine School at Land O’ Lakes 144A	3.00	12-15-2029	420,000	398,492
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Incorporate 144A	4.00	9-15-2030	470,000	488,213
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2027	650,000	727,149
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2028	1,050,000	1,184,799
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2029	1,000,000	1,136,410
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	700,000	730,758

				8,468,979

Health Revenue : 0.45%

Highlands County FL Health Facilities Authority Adventist Health System Series A-2 ø	0.12	11-15-2037	3,900,000	3,900,000
Lakeland FL Hospital System Lakeland Regional Health System	5.00	11-15-2022	4,495,000	4,713,008
Palm Beach County FL Health Facilities Authority Revenue Toby And Leon Cooperman Sinai	2.63	6-1-2025	4,000,000	4,004,280

				12,617,288

Housing Revenue : 0.14%

University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2021	1,265,000	1,302,672
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,423,434
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,330,253

				4,056,359

5

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.11%

Escambia County FL Environmental Improvement Refunding Bond International Paper Company Project Series B	2.00%	11-1-2033	$825,000	$860,549
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,136,460

				2,997,009

Miscellaneous Revenue : 0.14%

Florida Village Community Development District #10 Special Assessment Bonds	5.13	5-1-2024	1,785,000	1,898,758
Florida Village Community Development District #12 Special Assessment Bonds Series 2016	2.88	5-1-2021	330,000	332,036
Florida Village Community Development District #13 Special Assessment Bonds	2.63	5-1-2024	500,000	506,640
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00	7-1-2029	1,000,000	1,106,320

				3,843,754

Resource Recovery Revenue : 0.13%

Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	3,500,000	3,584,630

Transportation Revenue : 0.06%

Osceola County FL Transportation Revenue Refunding Bond and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2027	950,000	1,173,906
Osceola County FL Transportation Revenue Refunding Bond and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2029	450,000	576,243

				1,750,149

Water & Sewer Revenue : 0.53%

Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	12,000,000	14,770,080

				70,732,399

Georgia : 4.26%

Housing Revenue : 0.04%

Northwest Georgia Housing Authority MFHR Charles Hight Apartments Project (FHA Insured)	1.54	8-1-2022	1,000,000	1,009,190

Transportation Revenue : 0.08%

Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	2,500,000	2,266,350

Utilities Revenue : 3.85%

Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	1.50	1-1-2038	2,500,000	2,514,700
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	1.55	8-1-2043	6,500,000	6,579,820
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	4,500,000	4,706,820
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,500,000	1,554,555
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	3,237,960
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	14,955,000	15,610,627
Burke County GA Development Authority Pollution Control Revenue Bonds Georgia Power Company Plant Vogtle Project	1.70	12-1-2049	3,500,000	3,601,535

6

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)

Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35%	7-1-2022	$8,875,000	$8,904,288
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	11,344,400
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	14,485,000	15,947,840
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	10,500,000	12,195,120
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,640,000	2,887,738
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.85	4-1-2048	4,700,000	4,694,783
Municipal Electric Authority Georgia General Resolution Projects Subordinate Bonds Series A	5.00	1-1-2028	1,035,000	1,318,238
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2027	1,010,000	1,257,127
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	373,404
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	509,464
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2029	400,000	512,592
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2028	1,000,000	1,264,110
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	1,156,883
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2027	1,150,000	1,431,382
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2028	1,270,000	1,617,548
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2029	1,140,000	1,480,609
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2030	1,025,000	1,322,978
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2031	1,385,000	1,777,149

				107,801,670

Water & Sewer Revenue : 0.29%

Dekalb County GA Series 2006-B ROC RR-II-R-11900 (AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.16	4-1-2023	8,000,000	8,000,000

				119,077,210

Hawaii : 0.35%

Airport Revenue : 0.04%

Hawaii Airports System Revenue Refunding Bond AMT	5.00	7-1-2024	1,000,000	1,032,980

Health Revenue : 0.31%

Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	0.57	7-1-2039	8,815,000	8,815,000

				9,847,980

Illinois : 17.88%

Airport Revenue : 1.98%

Chicago IL Midway Airport Second Lien Refunding Bond Series 2013A	5.50	1-1-2027	3,925,000	4,297,326
Chicago IL Midway Airport Second Lien Refunding Bond Series 2014A	5.00	1-1-2026	7,000,000	7,820,610
Chicago IL Midway Airport Second Lien Refunding Bond Series 2014A	5.00	1-1-2030	5,175,000	5,706,835
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Refunding Bond Series B	5.00	1-1-2032	5,125,000	5,361,826

7

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)

Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C	5.00%	1-1-2022	$695,000	$729,097
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D	5.00	1-1-2021	500,000	505,345
Chicago IL O’Hare International Airport Senior Lien Refunding Bond Series 2013A	5.00	1-1-2026	2,690,000	2,933,687
Chicago IL O’Hare International Airport Senior Lien Refunding Bond Series 2015A	5.00	1-1-2028	10,000,000	11,571,900
Chicago IL O’Hare International Airport Senior Lien Refunding Bond Series 2017D	5.00	1-1-2025	1,700,000	1,986,450
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,444,446
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,780,335
Chicago lL O’Hare International Airport Passenger Facility Charge	4.00	1-1-2029	10,955,000	11,290,223

				55,428,080

Education Revenue : 0.27%

Illinois Finance Authority Revenue Refunding Bond Bradley University Project Series C	5.00	8-1-2028	1,860,000	2,144,952
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bond	4.00	4-1-2030	5,000,000	5,288,000

				7,432,952

GO Revenue : 6.70%

Bensenville IL Series B (AGM Insured)	5.00	12-30-2025	435,000	459,795
Berwyn IL Series A	5.00	12-1-2028	3,000,000	3,317,130
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bond Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,465,990
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	7,720,000	6,502,710
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2024	14,800,000	13,696,364
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	417,684
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	800,000	866,120
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	614,658
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	717,644
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,044,210
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,082,650
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	458,200
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,717,725
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,272,114
Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,675,000	4,881,682
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,331,441
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,441,685
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2022	1,490,000	1,577,880
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2023	765,000	845,830
Chicago IL Refunding Bond Project Series B	5.13	1-1-2027	1,700,000	1,797,053
Chicago IL Series A	5.00	1-1-2027	1,325,000	1,380,889
Chicago IL Series A	5.00	1-1-2027	8,000,000	8,602,720
Chicago IL Series A	5.00	1-1-2028	6,125,000	6,618,859
Chicago IL Series C	5.00	1-1-2021	1,000,000	1,011,980
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2022	760,000	781,926
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2023	1,735,000	1,803,342
Cook County IL Community Consolidated School District #15 Limited Tax	5.00	12-1-2026	2,540,000	3,104,566
Cook County IL Refunding Bond Series 2010 G	5.00	11-15-2026	1,000,000	1,004,510
Cook County IL School District #123 Oak Lawn CAB (National Insured) ¤	0.00	12-1-2021	1,090,000	1,077,520
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,187,307
Cook County IL School District #227 Rich Township Refunding Bond Series 2015	3.00	12-1-2024	965,000	1,046,514
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2026	3,030,000	3,722,779
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2027	2,950,000	3,693,135
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2028	2,285,000	2,901,584
Cook County IL School District #99 Cicero Refunding Bond Limited Tax Series B	5.00	12-1-2022	1,000,000	1,093,190

8

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

Cook County IL School District #99 Cicero Refunding Bond Limited Tax Series B	5.00%	12-1-2024	$1,000,000	$1,169,100
Cook County IL School District #99 Cicero Refunding Bond Limited Tax Series B	5.00	12-1-2025	1,000,000	1,200,830
Cook County IL Series A	5.00	11-15-2021	2,250,000	2,357,933
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,620,310
Cook County IL Series A	5.25	11-15-2022	10,040,000	10,093,212
Cook County IL Series A	5.25	11-15-2022	1,000,000	1,053,600
Decatur IL Macon County General Obligation Refunding Bond Series 2013	5.00	3-1-2024	1,405,000	1,548,942
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25	1-1-2026	715,000	724,009
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25	1-1-2027	1,495,000	1,513,837
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	455,000	448,407
DeKalb & Kane County IL Community (AGM Insured) ¤	0.00	1-1-2024	2,345,000	2,314,773
DeKalb & Kane County IL Community (AGM Insured) ¤	0.00	1-1-2024	2,830,000	2,722,092
DuPage & Cook Counties IL Township High School District #86 Hinsdale	4.00	1-15-2034	2,815,000	3,313,171
Illinois Series A	5.00	4-1-2023	3,500,000	3,678,080
Illinois State	5.00	11-1-2025	5,000,000	5,440,700
Illinois State Series 2012	5.00	3-1-2028	6,000,000	6,131,280
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00	1-1-2028	1,555,000	1,776,805
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,167,291
Kane, Cook & DuPage Counties IL School District #46 Elgin Unrefunded Bond Balance Series 2012B	4.50	1-1-2025	4,295,000	4,509,235
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	510,000	509,674
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	595,000	594,351
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,899,661
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,652,168
Peoria County IL School District # 150 Peoria Series A (AGM Insured)	4.00	12-1-2028	950,000	1,113,818
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,181,190
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2029	2,500,000	2,892,475
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2020	1,000,000	1,009,270
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2021	1,015,000	1,069,952
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2022	1,065,000	1,163,779
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,171,130
Will County IL	4.00	11-15-2035	2,490,000	2,781,977
Will County IL Lincoln-Way Community High School District # 210 Refunded Bond (AGM Insured)	4.00	1-1-2022	600,000	616,626
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	8,695,000	8,055,744
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2021	2,185,000	2,179,559
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	14,385,000	13,601,449
Will County IL School District #114 Manhattan CAB Series C (National Insured) ¤	0.00	12-1-2021	1,055,000	1,041,950
Winnebago & Boone Counties IL School District #205 Series A ¤	0.00	2-1-2021	1,305,000	1,301,046
Winnebago & Boone Counties IL School District #205 Series B ¤	0.00	2-1-2021	3,400,000	3,389,698

				187,548,510

Health Revenue : 0.36%

Illinois Finance Authority Ascension Health Alliance Senior Credit Group Bonds Series A	5.00	11-15-2027	1,000,000	1,054,110
Illinois Finance Authority Friendship Village of Schaumburg Series 2017	5.00	2-15-2021	2,555,000	2,557,223
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,000,000	3,421,830
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2020	320,000	320,224

9

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)

Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00%	11-1-2022	$390,000	$396,146
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2024	420,000	430,483
Illinois Finance Authority Revenue Bonds Series 2014	5.00	8-1-2038	1,520,000	1,793,798
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	260,000	254,407

				10,228,221

Housing Revenue : 0.04%

Housing Development Authority Illinois Homeowner Mortgage 2016 Series C	2.90	8-1-2031	1,000,000	1,063,290

Miscellaneous Revenue : 1.56%

Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2026	2,000,000	2,247,840
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2027	1,625,000	1,833,211
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (AGM Insured)	5.25	6-1-2024	4,450,000	4,588,662
Illinois	5.50	7-1-2033	4,000,000	4,163,680
Illinois Refunding Bond Series 2016	5.00	2-1-2026	2,000,000	2,180,860
Illinois Series 2012	5.00	8-1-2021	5,620,000	5,754,262
Illinois Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,269,339
Illinois Series 2017D	5.00	11-1-2022	1,805,000	1,879,474
Illinois Series A	5.00	11-1-2023	8,955,000	9,500,807
Illinois Series D	5.00	11-1-2021	6,080,000	6,243,552

				43,661,687

Tax Revenue : 5.33%

Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2021	1,450,000	1,453,335
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2022	1,810,000	1,831,485
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2023	2,400,000	2,498,568
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2024	2,475,000	2,614,838
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2025	1,000,000	1,053,740
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,727,263
Chicago IL Transit Authority Sales Tax Receipts Series 2011	5.25	12-1-2036	17,415,000	18,445,271
Cook County ILSales Tax Revenue	5.00	11-15-2029	1,000,000	1,234,400
Illinois Junior Obligation	5.00	6-15-2025	9,025,000	9,740,322
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	11,619,188
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2024	515,000	591,127
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2025	8,365,000	9,892,114
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported	5.00	6-15-2028	1,000,000	1,137,330
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,500,000	1,831,005
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,515,000	1,849,315
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	3,250,000	3,855,410
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	2,000,000	2,372,560
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,635,496
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,740,000	1,477,243
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported Series 2014	5.00	6-15-2022	3,395,000	3,552,324
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported Series 2014	5.00	6-15-2023	3,220,000	3,449,071
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported Series 2014	5.00	6-15-2024	4,135,000	4,512,071
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2029	1,750,000	1,338,855
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	19,090,000	19,922,324
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2022	1,390,000	1,347,160

10

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)

Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured) ¤	0.00%	12-15-2023	$20,000	$19,664
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)	5.70	6-15-2025	220,000	242,070
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured) ¤	0.00	12-15-2023	1,105,000	1,045,750
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)	5.70	6-15-2025	780,000	835,232
Regional Transportation Authority Illinois Series B-RMKT	0.70	6-1-2025	8,580,000	8,580,000
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	6,095,350
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,654,062
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2028	5,265,000	6,418,404
Sales Tax Securitization Corporation Series A	5.00	1-1-2027	1,000,000	1,197,680
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2021	790,000	791,232
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	823,034
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	858,061
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	886,407
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	922,096
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ) 144Aø	0.27	1-1-2035	1,820,000	1,820,000

				149,170,857

Tobacco Revenue : 0.72%

Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	20,060,460

Transportation Revenue : 0.56%

Illinois State Toll Highway Authority Senior Revenue Refunding Bond Series B	5.00	1-1-2029	11,990,000	15,561,434

Water & Sewer Revenue : 0.36%

Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,799,431
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	3,091,840
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	3,175,754

				10,067,025

				500,222,516

Indiana : 0.61%

Education Revenue : 0.01%

IIndiana State Finance Authority Revenue Educational Facilities Multipurpose Kipp	4.00	7-1-2030	210,000	221,292

GO Revenue : 0.05%

Hammond IN Local Public Improvement Advance Program Series A	2.38	12-31-2020	1,375,000	1,379,606

Health Revenue : 0.01%

Indiana HFFA Ancilla System Incorporated (National Insured)	5.25	7-1-2022	150,000	150,530

Housing Revenue : 0.25%

Hobart Industry MFHR A Safe Haven Veterans Apartments	0.75	9-1-2022	7,100,000	7,125,205

Miscellaneous Revenue : 0.22%

Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2026	735,000	697,295
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2027	630,000	585,535
Indianapolis Industry Local Public Improvement Bond Bank Notes Series C Fieldhouse Project	1.40	6-1-2021	2,500,000	2,500,200
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,164,980
Westfield-Washington IN Multi-School Building Corporation First Mortgage Series B 144A	1.50	1-15-2022	1,360,000	1,368,541

				6,316,551

11

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.07%

Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project	3.00%	11-1-2030	$2,000,000	$1,990,320

				17,183,504

Iowa : 0.84%

Education Revenue : 0.10%

Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2025	1,295,000	1,478,540
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2026	1,215,000	1,410,275

				2,888,815

GO Revenue : 0.34%

Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	8,983,748
Coralville IA Taxable-Annual Appropriation Series B	4.40	5-1-2023	410,000	415,396

				9,399,144

Health Revenue : 0.05%

Iowa Finance Authority Revenue Bonds Lifespace Commnunities Incorporated Series A2	2.88	5-15-2049	1,500,000	1,506,090

Utilities Revenue : 0.28%

Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	6,500,000	7,886,905

Water & Sewer Revenue : 0.07%

Xenia Dallas County IA Rural Water District Capital Loan Notes	5.00	12-1-2031	1,615,000	1,907,622

				23,588,576

Kansas : 0.95%

Health Revenue : 0.37%

University of Kansas Hospital Authority Health System (U.S. Bank NA LOC) ø	0.12	9-1-2034	7,915,000	7,915,000
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,154,979
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2028	1,220,000	1,279,780

				10,349,759

Housing Revenue : 0.18%

Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,048,450

Tax Revenue : 0.40%

Wyandotte County & Kansas City KS Special Obligation Refunding Bond & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	605,000	586,505
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	24,725,000	10,474,994

				11,061,499

				26,459,708

12

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky : 2.22%

Education Revenue : 0.14%

Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00%	12-1-2024	$3,795,000	$3,822,855

Health Revenue : 0.32%

Kentucky Economic Development Finance Authority Health System Revenue Norton Healthcare Incorporate Series B (National Insured) ¤	0.00	10-1-2026	3,000,000	2,640,480
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.35	11-15-2020	335,000	334,343
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,500,000	1,483,260
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2022	1,000,000	967,880
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	3,000,000	3,662,370

				9,088,333

Utilities Revenue : 1.76%

Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	3,755,000	4,253,702
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	14,725,000	16,502,602
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	4,605,000	5,212,169
Kentucky Public Energy Authority Gas Supply Series C1	4.00	2-1-2050	17,150,000	20,151,765
Trimble County KY PCR Refunding Bond Louisville Gas and Electric Company	1.30	9-1-2044	3,000,000	2,989,650

				49,109,888

				62,021,076

Louisiana : 3.04%

Airport Revenue : 0.18%

New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,145,560
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bond Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,531,163
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bond Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,434,300

				5,111,023

Education Revenue : 0.26%

Louisiana Public Facilities Authority Loyola University Project Series 2011	5.25	10-1-2025	2,815,000	2,889,710
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2020	1,000,000	1,000,000
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2021	1,950,000	1,909,226
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,417,575

				7,216,511

13

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 2.48%

East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Exxon Capital Ventures LIQ) ø	0.13%	8-1-2035	$19,900,000	$19,900,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.20	11-1-2040	34,000,000	34,000,000
St. John Baptist Parish LA Revenue Refunding Bond Marathon Oil Corporation Project	2.38	6-1-2037	8,330,000	8,435,208
St. John Baptist Parish LA Series A	2.20	6-1-2037	7,000,000	7,022,470

				69,357,678

Miscellaneous Revenue : 0.05%

Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,440,000	1,439,957

Water & Sewer Revenue : 0.07%

Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bond (BAM Insured)	3.00	9-1-2023	250,000	267,500
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bond (BAM Insured)	5.00	9-1-2021	550,000	572,798
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bond (BAM Insured)	5.00	9-1-2024	460,000	537,009
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bond (BAM Insured)	5.00	9-1-2025	510,000	613,515

				1,990,822

				85,115,991

Maine : 0.03%

Health Revenue : 0.03%

Maine Health & HEFAR Series A	5.00	7-1-2027	750,000	939,285

Maryland : 2.84%

Education Revenue : 0.09%

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	1,100,000	1,126,477
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,335,000	1,394,381

				2,520,858

GO Revenue : 0.51%

Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2028	12,960,000	14,353,200

Housing Revenue : 1.87%

Maryland CDA Department of Housing & Community Multifamily Development Headen House Series B	2.45	3-1-2021	19,500,000	19,607,445
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	5,000,000	5,030,650
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA/GNMA Insured)	2.01	11-1-2021	18,500,000	18,668,165
Maryland State Administration Department of Housing & Community Development Park View at Taylor Series D	2.45	4-1-2021	8,820,000	8,877,154

				52,183,414

Tax Revenue : 0.37%

Maryland State Department of Transportation	4.00	12-15-2027	9,260,000	10,288,323

				79,345,795

14

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts : 3.63%

Education Revenue : 1.21%

Lowell MA Collegiate Charter School Revenue	4.00%	6-15-2024	$320,000	$325,533
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2029	490,000	524,016
Massachusetts Development Finance Agency Harvard University Series A	5.00	7-15-2033	22,560,000	27,694,430
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	1,000,000	1,080,010
Massachusetts Educational Financing Authority AMT Issue I Series B	5.70	1-1-2031	1,625,000	1,652,170
Massachusetts Educational Financing Authority Series B	5.00	7-1-2023	2,460,000	2,708,337

				33,984,496

Health Revenue : 0.73%

Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	1,095,000	1,107,472
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	0.62	7-1-2038	14,870,000	14,857,063
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2026	150,000	172,589
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2027	160,000	185,995
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2028	175,000	204,741
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2029	300,000	353,004
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2030	320,000	378,934
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2031	350,000	411,859
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2032	400,000	467,660
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144Aø	0.16	10-1-2045	2,245,000	2,245,000

				20,384,317

Miscellaneous Revenue : 1.35%

Massachusetts Series A (3 Month LIBOR +0.55%) ±	0.72	11-1-2025	15,800,000	15,774,088
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	11,048,800
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	11,029,100

				37,851,988

Tax Revenue : 0.34%

Massachusetts Bay Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,399,330

				101,620,131

Michigan : 2.84%

Airport Revenue : 0.03%

Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,007,070

Education Revenue : 0.12%

Michigan Finance Authority Limited Obligation Refunding Bond Higher Education College Creative	5.00	12-1-2026	840,000	876,221
Michigan Finance Authority Limited Obligation Refunding Bond Higher Education College Creative	5.00	12-1-2027	585,000	609,459
Michigan Finance Authority Limited Obligation Refunding Bond Higher Education College Creative	5.00	12-1-2028	535,000	557,010

15

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Michigan Finance Authority Limited Obligation Refunding Bond Higher Education College Creative	5.00%	12-1-2029	$590,000	$613,163
Michigan Finance Authority Limited Obligation Refunding Bond Higher Education College Creative	5.00	12-1-2030	400,000	414,800
Michigan Finance Authority Limited Obligation Revenue Refunding Bond Public School Academy Cesar Chavez Academy Project	3.25	2-1-2024	400,000	400,992

				3,471,645

GO Revenue : 0.30%

Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,232,832
Forest Hills MI Public Schools	5.00	5-1-2021	1,600,000	1,645,008
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,027,060
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	654,768
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,505,082
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,138,990
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,135,560

				8,339,300

Health Revenue : 0.57%

Kalamazoo MI Economic Development Corporation Revenue Limited Obligation Heritage Community %%	2.88	5-15-2026	1,520,000	1,520,091
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	4,800,000	5,519,472
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (AGM Insured, JPMorgan Chase & Company SPA) ø	0.22	1-1-2032	8,855,000	8,855,000

				15,894,563

Housing Revenue : 0.32%

Michigan Housing Development Authority Series E (3 Month LIBOR +1.00%) ±	1.21	4-1-2042	8,945,000	8,966,200

Miscellaneous Revenue : 0.64%

Michigan Finance Authority Detroit Recovery Project Series 2014F	3.40	10-1-2020	500,000	500,000
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.60	10-1-2021	500,000	505,530
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	512,770
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,589,425
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	5,685,000	5,955,151
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	1,132,847
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,951,020
Michigan Finance Authority Series H-1	5.00	10-1-2021	1,565,000	1,565,000
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	1,900,000	1,901,444
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	1,265,000	1,267,872

				17,881,059

Tax Revenue : 0.12%

Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,271,200

Water & Sewer Revenue : 0.74%

Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,082,020
Michigan Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,447,360
Michigan Financial Authority Local Government Loan Program Series C7 (National Insured)	5.00	7-1-2022	2,000,000	2,164,420

16

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)

Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00%	7-1-2022	$2,700,000	$2,924,424
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,257,580
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2022	2,080,000	2,250,997
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2023	3,670,000	4,126,475
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2024	2,130,000	2,481,897

				20,735,173

				79,566,210

Minnesota : 0.96%

Education Revenue : 0.19%

Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	273,897
Minneapolis MN Charter School Lease Revenue Northeast College Preparatory Project	5.00	7-1-2040	875,000	911,960
Minnesota State HEFAR Refunding Bond Saint Catherine University Series A	5.00	10-1-2024	545,000	610,073
Minnesota State HEFAR Refunding Bond Saint Catherine University Series A	5.00	10-1-2027	1,035,000	1,221,021
Minnesota State HEFAR Refunding Bond Saint Catherine University Series A	5.00	10-1-2029	660,000	783,479
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	4.75	9-1-2022	335,000	339,241
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,107,650

				5,247,321

Health Revenue : 0.25%

Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	5,500,000	5,461,610
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2028	1,505,000	1,513,804

				6,975,414

Miscellaneous Revenue : 0.52%

Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA LIQ, U.S. Bank NA SPA) ø	0.12	8-15-2037	14,700,000	14,700,000

				26,922,735

Mississippi : 0.29%

Health Revenue : 0.29%

Mississippi Hospital Equipment and Facilities Authority Revenue North Mississippi Health Services Series li	5.00	10-1-2040	3,930,000	4,750,466
Mississippi Hospital Equipment and Facilities Authority Revenue Refunding Bond Baptist Memorial Health Care	5.00	9-1-2044	3,000,000	3,472,890

				8,223,356

Missouri : 1.56%

Airport Revenue : 0.24%

Kansas City MO Airport Revenue Refunding Bond AMT General Improvement Series A	5.25	9-1-2025	6,390,000	6,628,028

17

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.31%

Missouri State HEFAR University Health Science	5.00%	10-1-2026	$925,000	$1,086,810
Missouri State HEFAR University Health Science	5.00	10-1-2027	975,000	1,164,881
Missouri State HEFAR University Health Science	5.00	10-1-2028	1,025,000	1,239,953
Missouri State HEFAR Webster University Project	5.00	4-1-2022	775,000	800,288
Missouri State HEFAR Webster University Project	5.00	4-1-2023	450,000	473,162
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	3,011,732
Missouri State HEFAR Webster University Project	5.00	4-1-2025	350,000	378,175
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	543,985

				8,698,986

Health Revenue : 0.31%

RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.19	9-1-2039	8,700,000	8,700,000

Miscellaneous Revenue : 0.49%

Branson MO IDA Branson Shoppes Series A	3.00	11-1-2021	1,055,000	1,053,987
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	354,669
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	761,145
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,751,380
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,517,260
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2021	930,000	941,718
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	1,010,323
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,071,822
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,114,600
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,256,131

				13,833,035

Tax Revenue : 0.08%

Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	655,000	652,753
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	265,000	261,454
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,195,000	1,195,143

				2,109,350

Water & Sewer Revenue : 0.13%

Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2021	575,000	581,917
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2023	805,000	889,718
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	966,257
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	884,856
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	356,483

				3,679,231

				43,648,630

Nebraska : 0.61%

Utilities Revenue : 0.61%

Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,945,467
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,604,663
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,243,550
Nebraska Central Plains Energy Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	6,340,000	7,286,816

				17,080,496

18

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada : 0.40%

Industrial Development Revenue : 0.36%

Director NE Department Business and Industry AMT Brightline West Passenger 144A	0.65%	1-1-2050	$10,000,000	$10,000,000

Tax Revenue : 0.04%

Sparks NV Tourism Improvement District #1 Senior Revenue Refunding Bond Sales Tax Anticipation Notes 144A	2.50	6-15-2024	1,315,000	1,306,689

				11,306,689

New Hampshire : 0.32%

Health Revenue : 0.23%

New Hampshire Covenant Health Systems Series B	5.00	7-1-2028	6,400,000	6,417,472

Housing Revenue : 0.09%

New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,478,108	2,676,208

				9,093,680

New Jersey : 4.04%

Airport Revenue : 0.45%

New Jersey EDA Refunding Bond Port Newark Container	5.00	10-1-2025	2,750,000	3,068,340
New Jersey EDA Refunding Bond Port Newark Container	5.00	10-1-2026	2,130,000	2,409,648
New Jersey EDA Refunding Bond Port Newark Container	5.00	10-1-2027	1,675,000	1,919,131
South Jersey NJ Port Corporation Marine Terminal Series R	4.00	1-1-2022	1,600,000	1,646,192
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,775,839
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,909,408

				12,728,558

Education Revenue : 0.27%

New Jersey Higher Education Student Assistance Authority Series 2014-1A-1	5.00	12-1-2021	2,250,000	2,351,655
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2020	2,250,000	2,264,558
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2021	2,815,000	2,942,182

				7,558,395

Housing Revenue : 0.36%

New Jersey Housing & Mortgage Finance Agency MFHR Series C	2.41	10-1-2021	10,000,000	10,000,000

Industrial Development Revenue : 0.12%

New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	330,000	286,539
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2021	585,000	590,487
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2021	900,000	925,488
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	1,520,000	1,646,388

				3,448,902

Miscellaneous Revenue : 1.04%

New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	5,620,000	5,628,318

19

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.38%	7-1-2030	$9,705,000	$9,785,163
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE	5.50	9-1-2021	2,025,000	2,070,239
New Jersey EDA School Facilities Construction Project Series EE	5.25	9-1-2025	2,350,000	2,388,164
New Jersey EDA School Facilities Construction Project Series K (Ambac Insured)	5.25	12-15-2020	3,000,000	3,026,400
New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,787,358
New Jersey EDA School Facilities Construction Refunding Bond Project Series I (SIFMA Municipal Swap +1.25%) ±	1.37	9-1-2025	4,500,000	4,412,880

				29,098,522

Tax Revenue : 0.32%

New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE	5.50	9-1-2021	750,000	764,055
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,289,600
New Jersey State TTFA Transportation Program Series BB	5.00	6-15-2030	1,500,000	1,768,785

				8,822,440

Transportation Revenue : 1.27%

New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	10,297,920
New Jersey TTFA Series A	5.00	6-15-2022	4,815,000	4,980,347
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,159,540
New Jersey TTFA Series A	5.25	12-15-2020	1,950,000	1,966,946
New Jersey TTFA Series A	5.25	6-15-2022	2,785,000	2,885,539
New Jersey TTFA Series AA	5.00	6-15-2023	4,665,000	5,107,522
New Jersey TTFA Series AA	5.00	6-15-2023	1,350,000	1,431,230
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,735,344

				35,564,388

Water & Sewer Revenue : 0.21%

New Jersey EDA	2.20	10-1-2039	5,500,000	5,817,185

				113,038,390

New Mexico : 0.64%

Utilities Revenue : 0.64%

Farmington NM Public Service Company of New Mexico San Juan Project Series A ø	0.34	6-1-2040	10,000,000	10,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bond and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	6,660,000	7,924,667

				17,924,667

				17,924,667

New York : 9.19%

Airport Revenue : 1.49%

New York Transportation Development Corporation Special Refunding Bond Terminal One Group Association	5.00	1-1-2022	3,000,000	3,107,850
Port Authority of New York & New Jersey Consolidated Bonds 205 Series	5.00	11-15-2025	475,000	577,154
Port Authority of New York & New Jersey Consolidated Bonds 172 Series	5.00	10-1-2027	5,000,000	5,300,650
Port Authority of New York & New Jersey Consolidated Bonds 185 Series	5.00	9-1-2028	5,000,000	5,734,600
Port Authority of New York & New Jersey Consolidated Bonds 207 Series	5.00	9-15-2027	21,380,000	26,801,754

				41,522,008

20

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.28%

Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88%	4-15-2023	$610,000	$620,126
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	3,042,058
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,587,110
Hempstead Town NY Local Development Corporation Education Revenue Academy Charter School Project Series A	4.76	2-1-2027	970,000	987,984
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	4.76	2-1-2027	215,000	218,986
New York NY IDA Civic Facility Stars Churchill School Center Project (AGC Insured)	2.25	10-1-2029	1,330,000	1,364,141

				7,820,405

GO Revenue : 0.46%

Poughkeepsie City NY Refunding Bond Public Improvement	5.00	6-1-2024	340,000	358,873
Poughkeepsie City NY Refunding Bond Public Improvement	5.00	6-1-2025	235,000	250,940
Poughkeepsie City NY Refunding Bond Public Improvement	5.00	6-1-2031	600,000	629,136
Suffolk County NY Series A	5.00	3-19-2021	11,500,000	11,715,165

				12,954,114

Health Revenue : 0.58%

Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (FHA Insured)	4.20	8-15-2025	5,785,000	5,802,239
New York Dormitory Authority Non-State Supported Debt Northwell Health Obligated Group	5.00	5-1-2048	6,000,000	7,104,600
New York Dormitory Authority Revenues Non-State Supported Debit Montefiore Obligation Group Series A	5.00	9-1-2029	1,350,000	1,688,391
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2028	1,400,000	1,725,220

				16,320,450

Housing Revenue : 0.08%

New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	2,250,000	2,251,755

Industrial Development Revenue : 0.85%

New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	2,000,000	1,933,540
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	11,030,000	11,981,007
New York Transportation Development Corporation Special Facility Revenue Delta Air Lines Incorporate Laguardia	5.00	10-1-2035	9,250,000	9,979,733

				23,894,280

Resource Recovery Revenue : 0.07%

New York Environmental Facilities Corporation Solid Waste Disposal Revenue Casella Waste System Incorporate Project	2.75	9-1-2050	2,000,000	2,014,840

Tax Revenue : 2.11%

New York City NY Transitional Finance Authority Revenue Various Subordinated Future Tax Secured Subordinated Series (Barclays Bank plc SPA) ø	0.12	11-1-2044	18,000,000	18,000,000
New York City NY Transitional Future Tax Secured Subordinated Series E 1	5.00	2-1-2031	10,000,000	10,596,800

21

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)

New York City NY Transitional Various Future Tax Secured G5 (Barclays Bank plc SPA) ø	0.13%	5-1-2034	$20,285,000	$20,285,000
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0824 (JPMorgan Chase & Company LIQ) 144Aø	0.16	2-15-2028	10,000,000	10,000,000

				58,881,800

Transportation Revenue : 3.16%

Metropolitan Transportacion Authority NY Revenue Various Refunding Bond Transportation Subordinated Series G3 (SIFMA Municipal Swap +0.43%) ±	0.55	11-1-2031	20,000,000	18,015,200
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR +0.65%) ±	0.75	11-1-2035	17,235,000	16,928,217
New York Triborough Bridge & Tunnel Authority Series B (U.S. SOFR +0.50%) ±	0.55	11-15-2038	14,500,000	14,500,000
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.16	11-15-2038	5,625,000	5,625,000
Tender Option Bond Trust Receipts/Certificates (JPMorgan Chase & Company LIQ) 144Aø	0.27	1-1-2044	21,110,000	21,110,000
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ) 144Aø	0.37	1-1-2053	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XG0290 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.16	11-15-2050	7,100,000	7,100,000

				88,278,417

Utilities Revenue : 0.11%

Long Island Power Authority NY Electric System Revenue General Series B	0.85	9-1-2050	3,000,000	3,014,940

				256,953,009

North Carolina : 0.09%

Health Revenue : 0.06%

North Carolina Medical Care Commission Retirement Facilities Revenue Entrance Fee Friends Homes %%	2.55	9-1-2026	1,575,000	1,574,984

Industrial Development Revenue : 0.03%

Columbus County NC Industrial Facilities and PCFA Refunding Bond Recovery Zone Facility International Paper Company Project	2.00	11-1-2033	850,000	886,627

				2,461,611

North Dakota : 0.62%

GO Revenue : 0.44%

McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2025	960,000	1,138,867
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2026	1,115,000	1,355,840
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2027	1,170,000	1,455,000
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2028	1,225,000	1,551,793
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2029	1,290,000	1,623,620
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2030	1,355,000	1,695,579
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2031	1,420,000	1,767,545
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2032	1,490,000	1,843,279

				12,431,523

22

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.18%

North Dakota Housing Finance Agency Various Housing Home Mortgage Finance Program (TD Bank NA SPA) ø	0.12%	7-1-2036	$5,000,000	$5,000,000

				17,431,523

Ohio : 1.83%

Education Revenue : 0.07%

Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	2,034,648

Health Revenue : 0.65%

Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,117,960
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	2,500,000	2,664,075
Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	465,000	467,162
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2027	615,000	777,053
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2028	650,000	836,336
Montgomery County OH Hospital Refunding Bond Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,801,000
Montgomery County OH Hospital Refunding Bond Facilities Premier Health Partners	5.00	11-15-2034	5,460,000	6,534,255

				18,197,841

Housing Revenue : 0.53%

Ohio HFA MFHR Chadwick Place & Union Square Apartments	1.60	1-1-2022	3,130,000	3,139,390
Ohio HFA MFHR Terrace Towers Apartments Project	1.45	6-1-2022	11,525,000	11,667,795

				14,807,185

Resource Recovery Revenue : 0.18%

Ohio Air Quality Development Authority Revenue Refunding Bond AMT American Electric Power Company	2.10	12-1-2027	4,930,000	5,107,579

Utilities Revenue : 0.15%

Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	4,000,000	4,110,480

Water & Sewer Revenue : 0.25%

Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,891,383

				51,149,116

Oklahoma : 0.65%

Education Revenue : 0.19%

Oklahoma Development Finance Authority Revenue Refunding Bond Oklahoma City University Project	5.00	8-1-2025	925,000	1,044,168
Oklahoma Development Finance Authority Revenue Refunding Bond Oklahoma City University Project	5.00	8-1-2026	975,000	1,115,673
Oklahoma Development Finance Authority Revenue Refunding Bond Oklahoma City University Project	5.00	8-1-2027	1,370,000	1,584,172
Oklahoma Development Finance Authority Revenue Refunding Bond Oklahoma City University Project	5.00	8-1-2028	715,000	832,975
Oklahoma Development Finance Authority Revenue Refunding Bond Oklahoma City University Project	5.00	8-1-2029	755,000	886,800

				5,463,788

Miscellaneous Revenue : 0.29%

Carter County OK Public Facilities Authority Dickson Public Schools Project	4.00	9-1-2025	350,000	393,218
Carter County OK Public Facilities Authority Dickson Public Schools Project	5.00	9-1-2025	365,000	421,148

23

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)

Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00%	9-1-2028	$2,500,000	$2,972,325
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2024	890,000	1,032,249
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2025	855,000	1,020,340
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2026	1,810,000	2,205,087

				8,044,367

Tax Revenue : 0.17%

Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,759,844

				18,267,999

Oregon : 0.80%

Health Revenue : 0.80%

Clackamas County OR Hospital Facility Authority Revenue Senior Living Rose Villa Project	2.75	11-15-2025	500,000	504,345
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bond Adventist Health System/West	5.00	3-1-2040	9,500,000	10,986,560
Oregon State Facilities Authority Revenue Refunding Bond Samaritan Health Services Project	5.00	10-1-2025	400,000	473,564
Oregon State Facilities Authority Revenue Refunding Bond Samaritan Health Services Project	5.00	10-1-2026	125,000	151,360
Oregon State Facilities Authority Revenue Refunding Bond Samaritan Health Services Project	5.00	10-1-2027	300,000	370,101
Oregon State Facilities Authority Revenue Refunding Bond Peacehealth Series A (U.S. Bank NA LOC) ø	0.10	8-1-2034	10,000,000	10,000,000

				22,485,930

Other : 0.11%

Miscellaneous Revenue : 0.11%

FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A	1.60	8-15-2051	2,671,726	2,719,817
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	302,274	307,890

				3,027,707

Pennsylvania : 3.94%

Education Revenue : 0.56%

Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	1,910,000	2,015,126
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	780,000	785,647
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program	2.00	11-1-2035	3,000,000	3,000,000
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,629,212
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,644,677
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,720,000	1,841,140
Philadelphia PA IDA Charter School Project Series A	4.50	8-1-2026	2,630,000	2,804,422
Philadelphia PA IDA for Independence Charter School	4.00	6-15-2029	350,000	360,850
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	400,000	423,844
Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2021	1,205,000	1,213,447

				15,718,365

24

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue : 1.09%

Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00%	11-15-2022	$340,000	$371,501
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2023	1,025,000	1,163,365
Armstrong PA School District Refunding Bond Series A (BAM Insured)	5.00	3-15-2027	745,000	930,922
Armstrong PA School District Refunding Bond Series A (BAM Insured)	5.00	3-15-2029	920,000	1,196,368
Armstrong PA School District Refunding Bond Series A (BAM Insured)	5.00	3-15-2030	1,800,000	2,334,348
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,830,268
Philadelphia PA School District Series D	5.00	9-1-2021	2,000,000	2,078,940
Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,863,747
Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,419,000
Scranton PA School District Series A	5.00	6-1-2024	750,000	864,818
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,190,710
Scranton PA School District Series B (National Insured)	5.00	6-1-2024	665,000	763,420
Scranton PA School District Series B (National Insured)	5.00	6-1-2025	710,000	840,754
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,470,134

				30,318,295

Health Revenue : 0.50%

Berks County PA Municipal Authority Tower Health Project Series B2	5.00	2-1-2040	6,000,000	6,666,300
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2031	750,000	860,033
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2032	1,390,000	1,581,625
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	0.84	9-1-2051	3,500,000	3,497,865
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	1,500,000	1,473,645

				14,079,468

Housing Revenue : 0.55%

East Hempfield Township Pennsylvania Industrial Development Student Services Incorporate Student Housing	5.00	7-1-2025	1,330,000	1,343,899
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	1,645,000	1,819,617
Pennsylvania HFA Special Limited Obligation MFHR Development Episcopal House	1.38	12-1-2022	12,000,000	12,138,960

				15,302,476

Miscellaneous Revenue : 0.64%

Delaware Valley PA Regional Finance Authority Local Government Series B (Ambac Insured)	5.70	7-1-2027	1,780,000	2,279,379
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	125,000	168,765
Delaware Valley Regional Finance Authority Pennsylvania Local Government Series A (Ambac Insured)	5.50	8-1-2028	11,885,000	15,362,313

				17,810,457

Transportation Revenue : 0.12%

Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	677,474
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2028	590,000	697,014
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	481,307
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	495,669
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	509,762
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	529,547

				3,390,773

Water & Sewer Revenue : 0.48%

Luzerne County PA IDA Refunding Bond AMT Pennsylvania American Water Company Project	2.45	12-1-2039	3,250,000	3,525,145

25

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)

Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	0.77%	9-1-2040	$10,000,000	$10,000,000

				13,525,145

				110,144,979

Rhode Island : 0.07%

Housing Revenue : 0.00%

Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,060

Miscellaneous Revenue : 0.07%

Providence RI RDA Series A	5.00	4-1-2022	1,940,000	2,056,536

				2,071,596

South Carolina : 0.41%

Education Revenue : 0.02%

South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	425,000	438,634

Health Revenue : 0.10%

Greenville Hospital System South Carolina Hospital Refunding Bond	5.00	5-1-2029	2,725,000	2,863,049

Miscellaneous Revenue : 0.18%

Berkeley County SC Assessment Revenue Bonds Nexton Improvement District	4.00	11-1-2030	425,000	431,095
Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2020	375,000	377,164
South Carolina Transportation Infrastructure Refunding Bond Series A	5.00	10-1-2032	4,025,000	4,219,045

				5,027,304

Resource Recovery Revenue : 0.11%

South Carolina Jobs EDA	8.00	12-6-2029	260,000	253,711
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A	5.25	2-1-2027	3,310,000	2,803,636

				3,057,347

				11,386,334

South Dakota : 0.31%

Health Revenue : 0.31%

South Dakota HEFA Avera Health Series A	5.00	7-1-2033	7,675,000	8,535,444

Tennessee : 1.49%

Health Revenue : 0.77%

Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (AGM Insured, U.S. Bank NA SPA) ø	0.10	6-1-2042	21,560,000	21,560,000

Miscellaneous Revenue : 0.11%

Sevier County TN Public Building Authority Various Local Government Public Improvement Series (U.S. Bank NA SPA) ø	0.11	6-1-2034	3,000,000	3,000,000

Utilities Revenue : 0.61%

Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	2,210,000	2,519,776
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,390,000	13,343,534

26

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)

Tennessee Energy Acquisition Corporation Series B	5.63%	9-1-2026	$925,000	$1,127,908

				16,991,218

				41,551,218

Texas : 8.60%

Airport Revenue : 1.50%

Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2032	9,175,000	9,638,796
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2037	22,000,000	23,112,100
Dallas Fort Worth TX International Airport Refunding Bond AMT Series A	5.00	11-1-2032	3,125,000	3,453,906
Dallas Fort Worth TX International Airport Refunding Bond AMT Series E	5.00	11-1-2032	1,970,000	1,977,545
Galveston TX Wharves & Terminal Refunding Bond	4.63	2-1-2024	755,000	757,597
Houston TX Airport System Subordinate Refunding Bond AMT Series A	5.00	7-1-2031	2,750,000	2,969,010

				41,908,954

Education Revenue : 1.11%

Alamo TX Community College District Various Financing System	1.70	11-1-2042	1,370,000	1,370,932
Arlington TX Higher Education Finance Corporate Education Series A	4.00	6-15-2026	530,000	533,016
Austin TX Community College District Series A	4.00	2-1-2023	320,000	347,402
Clifton TX Higher Education Finance Corporation Education Revenue International Leadership Texas Series A	6.00	3-1-2029	2,150,000	2,419,503
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	8,610,000	9,312,834
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	7,546,730
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	2,835,000	2,973,433
New Hope Cultural Education Facilities Finance Corporation Texas Education Revenue Cumberland Academy Series A 144A	4.00	8-15-2030	1,735,000	1,768,017
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center 144A	3.38	8-15-2021	550,000	551,414
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	1,160,000	1,245,794
Texas PFA Southern University Financing System (BAM Insured)	5.00	11-1-2020	1,715,000	1,720,042
Texas PFA Southern University Financing System (BAM Insured)	5.00	11-1-2021	1,275,000	1,325,018

				31,114,135

GO Revenue : 3.25%

Brazosporight TX Independent School District School Building Series A	4.00	2-15-2029	2,355,000	2,822,420
Denton TX Independent School District Refunding Bond Series B	5.00	8-15-2032	5,000,000	5,424,000
Grapevine Colleyville TX Independent School Building	5.00	8-15-2034	2,890,000	3,473,404
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,919,584
Houston TX Public Improvement Refunding Bond Series A	4.00	3-1-2031	10,110,000	11,207,946
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,692,597
Northside TX Independent School District School Building Bond Series 2018	2.75	8-1-2048	11,275,000	11,966,834
Northwest TX Independent School District Refunding Bond	5.00	2-15-2032	1,750,000	2,105,933
Texas State College Student Loan	4.00	8-1-2032	1,500,000	1,812,600
Texas Transportation Commission Mobility Fund Refunding Bond Series A	5.00	10-1-2030	40,760,000	48,509,699

				90,935,017

Health Revenue : 0.27%

Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2021	560,000	558,566

27

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)

New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00%	8-15-2024	$1,000,000	$1,167,310
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,472,480
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2020	680,000	680,000
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,631,921
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facility Revenue Methodist Retirement Communities Stevenson Oaks Project	3.00	11-15-2026	1,000,000	1,003,280

				7,513,557

Housing Revenue : 0.14%

New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	2,046,972
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2021	310,000	315,537
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	915,901
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	574,517

				3,852,927

Industrial Development Revenue : 0.02%

Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2021	500,000	494,275

Miscellaneous Revenue : 0.49%

Houston TX Airport System Revenue Refunding Bond AMT Special Facilities United	5.00	7-1-2027	1,750,000	1,817,305
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00	9-1-2039	1,895,000	1,946,487
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00	9-1-2039	1,775,000	1,823,227
Lower Colorado River Authority Texas Transmission Contract LCRA Transmission Services Corporation	5.00	5-15-2028	1,845,000	2,138,613
Texas Transportation Commission Highway Improvement	5.00	4-1-2027	3,010,000	3,513,272
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (National/FHA Insured)	7.65	7-1-2022	2,125,000	2,295,234

				13,534,138

Resource Recovery Revenue : 0.19%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	0.19	4-1-2040	5,365,000	5,365,000

Transportation Revenue : 0.53%

Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2021	1,000,000	1,011,270
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	550,480
RBC Municipal Products Incorporated Trust Floaters Series E-145 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.15	9-8-2021	7,000,000	7,000,000
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bond Notes Mobility	5.00	12-31-2030	1,000,000	1,267,650
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bond Notes Mobility	5.00	12-31-2032	1,000,000	1,250,160
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bond Notes Mobility	5.00	12-31-2033	3,000,000	3,735,720

				14,815,280

Utilities Revenue : 0.38%

San Antonio TX Electric & Gas Revenue Various Refunding Bond Junior Lien Series 2020	1.75	2-1-2049	4,250,000	4,438,530
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,293,460

				10,731,990

28

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.72%

Dallas TX Waterworks Refunding Bond Series A	5.00%	10-1-2029	$16,225,000	$20,192,986

				240,458,259

Utah : 0.21%

Airport Revenue : 0.16%

Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,241,760
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,705,000	3,309,027

				4,550,787

Education Revenue : 0.05%

Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,215,000	1,215,668

				5,766,455

Vermont : 0.21%

Education Revenue : 0.14%

Vermont Student Assistance Corporation Series A	5.00	6-15-2021	1,800,000	1,843,974
Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	582,060
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,308,516

				3,734,550

Housing Revenue : 0.07%

Vermont Housing Finance Agency Multiple Purpose Series A (GNMA/FNMA/FHLMC Insured)	3.75	11-1-2050	1,815,000	2,036,793

				5,771,343

Virginia : 1.83%

Health Revenue : 0.20%

Mizuho Floater/Residual Trust Series 2020-MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.25	11-1-2035	5,000,000	5,000,000
Roanoke VA Economic Development Authority Residential Care Facility Revenue Richfield Living	4.30	9-1-2030	770,000	738,261

				5,738,261

Miscellaneous Revenue : 0.25%

Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	7,000,000	7,143,080

Transportation Revenue : 1.04%

Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	20,000,000	22,433,000
Toll Road Investors Partnership II LP Series 1999B (National Public Finance Guaranty Insured) 144A¤	0.00	2-15-2029	10,000,000	6,555,509

				28,988,509

29

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.34%

Chesapeake VA EDA Poll Control Electric & Power Company Series 2008A	1.90%	2-1-2032	$4,250,000	$4,407,335
Wise County VA Industrial Development Authority Solid Waste and Sewage Disposal Revenue Virginia Electric and Power Company Project Series A	0.75	10-1-2040	5,000,000	4,992,250

				9,399,585

				51,269,435

Washington : 1.47%

Airport Revenue : 0.07%

Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00	5-1-2036	1,710,000	2,006,258

GO Revenue : 0.22%

Washington State Refunding Bond Motor Vehicle Fuel Tax %%	5.00	6-1-2027	1,120,000	1,421,672
Washington State Refunding Bond Motor Vehicle Fuel Tax %%	5.00	6-1-2028	1,500,000	1,949,865
Washington State Refunding Bond Motor Vehicle Fuel Tax %%	5.00	6-1-2029	1,000,000	1,327,530
Washington State Refunding Bond Motor Vehicle Fuel Tax %%	5.00	6-1-2030	1,150,000	1,553,880

				6,252,947

Health Revenue : 0.77%

Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	1.52	1-1-2035	11,000,000	10,858,100
Washington Health Care Facilities Authority Commonspirit Health Series B3	5.00	8-1-2049	3,000,000	3,575,640
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	1.20	1-1-2042	6,050,000	6,086,724
Washington State Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities %%	3.00	7-1-2027	1,000,000	999,970

				21,520,434

Housing Revenue : 0.41%

Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,397,494
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	2,027,859
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	2,158,907
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,729,950

				11,314,210

				41,093,849

West Virginia : 0.44%

Education Revenue : 0.05%

West Virginia University Revenues Refunding Bond West Virginia University Projects Series B	5.00	10-1-2041	1,000,000	1,268,140

Miscellaneous Revenue : 0.08%

Roane County WV Building Commission Lease BAN Roane General Hospital	2.55	11-1-2021	2,250,000	2,252,993

Tax Revenue : 0.11%

Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	3,105,000	3,194,641

Utilities Revenue : 0.20%

West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	5,450,000	5,621,021

				12,336,795

30

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin : 2.54%

Airport Revenue : 0.03%

Wisconsin PFA Airport Series C	5.00%	7-1-2022	$905,000	$937,453

Education Revenue : 0.21%

Corvian County WI Community School Revenue 144A	4.25	6-15-2029	1,015,000	1,030,590
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	640,000	674,624
PFA Wisconsin Charter School Revenue American Preparatory Academy 144A	4.00	7-15-2029	650,000	654,823
PFA Wisconsin Education Revenue Corvian Community School Series A 144A	4.00	6-15-2029	965,000	974,766
Pine Lake WI PFA Preparatory Series 2015 144A	4.35	3-1-2025	1,805,000	1,846,641
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	630,000	642,896

				5,824,340

GO Revenue : 0.92%

Eau Claire WI Area School District Refunding Bond	5.00	4-1-2022	1,245,000	1,334,105
Eau Claire WI Area School District Refunding Bond	5.00	4-1-2023	1,860,000	2,076,653
Eau Claire WI Area School District Refunding Bond	5.00	4-1-2024	1,000,000	1,161,280
Wisconsin State Series B	5.00	5-1-2031	12,230,000	15,205,559
Wisconsin State Series B	5.00	5-1-2034	5,000,000	5,955,750

				25,733,347

Health Revenue : 0.56%

Wisconsin HEFA Bellin Memorial Hospital Series 2015	3.00	12-1-2020	745,000	748,017
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	827,246
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2027	1,145,000	1,425,559
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	600,000	758,994
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,447,240
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2027	375,000	405,874
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2028	470,000	510,895
Wisconsin HEFA Temps 50 St. Camillus Health System Incorporated	2.25	11-1-2026	4,000,000	3,912,840
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2021	1,370,000	1,381,234
Wisconsin State HEFA Ascension Health Credit Group Series A	4.00	11-15-2034	2,000,000	2,270,060

				15,687,959

Miscellaneous Revenue : 0.20%

Monona WI Anticipation Notes Series D	3.63	9-1-2022	1,925,000	1,929,408
Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,752,370

				5,681,778

Tax Revenue : 0.54%

Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2028	11,775,000	15,069,763

Water & Sewer Revenue : 0.08%

Wisconsin Clean Water Refunding Bond Series 2012	5.00	6-1-2023	310,000	349,246
Wisconsin Clean Water Refunding Bond Series 2015	5.00	6-1-2026	1,525,000	1,788,413

				2,137,659

				71,072,299

Total Municipal Obligations (Cost $2,665,529,274)				2,755,694,351

31

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

		Yield	Shares	Value
Closed End Municipal Bond Fund Obligations: 0.72%

Other: 0.36%

Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (10,000 shares) 0.68% 144Aø			10,000,000	10,000,000
Nuveen AMT Free Quality Municipal Income Fund Preferred Shares Series C 0.18% 144Aø			10,000,000	10,000,000

Total Closed End Municipal Bond Fund Obligations (Cost $20,000,000)				20,000,000

Short-Term Investments : 0.72%

Investment Companies : 0.72%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		0.03%	20,337,080	20,341,148

Total Short-Term Investments (Cost $20,340,750)				20,341,148

Total investments in securities (Cost $2,705,870,024)	99.95%			2,796,035,499

Other assets and liabilities, net	0.05			1,365,758

Total net assets	100.00%			$2,797,401,257

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate

32

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2020 (unaudited)

LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

33

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(30)	12-21-2020	$(4,169,012)	$(4,185,937)	$0	$(16,925)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments

Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$22,727,227	$265,978,576	$(268,365,349)	$2,966	$(2,272)	$3,824	$20,341,148	0.72%

Wells Fargo Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$2,755,694,351	$0	$2,755,694,351
Closed end municipal bond fund obligations	0	20,000,000	0	20,000,000
Short-term investments
Investment companies	20,341,148	0	0	20,341,148

Total assets	$20,341,148	$2,775,694,351	$0	$2,796,035,499

Liabilities

Futures contracts	(16,925)	0	0	(16,925)

Total liabilities	$(16,925)	$0	$0	$(16,925)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of September 30, 2020, the Fund had segregated $84,383 as cash collateral for these open futures contracts.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.80%

Alabama : 4.33%

Health Revenue : 1.70%

Alabama Health Care Authority for Baptist Health Series B (AGC Insured) (m)##	0.30%	11-15-2037	$20,200,000	$20,200,000
Alabama Health Care Authority for Baptist Health Series B ø	0.59	11-1-2042	8,200,000	8,200,000
East Alabama Health Care Authority Series B ø	0.40	9-1-2039	9,829,000	9,829,000

				38,229,000

Utilities Revenue : 2.63%

Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ) ##	4.00	7-1-2046	18,635,000	19,013,663
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,415,000	4,663,432
Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2022	500,000	528,465
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	0.38	8-1-2037	10,000,000	10,000,000
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,000,000	4,404,160
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) 144Aø##	0.67	9-1-2046	20,400,000	20,400,000

				59,009,720

				97,238,720

Alaska : 0.31%

Airport Revenue : 0.12%

Alaska International Airports AMT Refunding Bond Series A	5.00	10-1-2020	2,830,000	2,830,000

Miscellaneous Revenue : 0.19%

Alaska Municipal Bond Bank Series 1	5.00	12-1-2023	1,900,000	2,163,150
Alaska Municipal Bond Bank Series 1	5.00	12-1-2024	1,750,000	2,059,278

				4,222,428

				7,052,428

Arizona : 2.47%

Health Revenue : 1.51%

Arizona Health Facilities Authority Catholic West Series A (JPMorgan Chase & Company LOC) ø	0.13	7-1-2035	8,845,000	8,845,000
Arizona HEFA Banner Health Series E (Bank of America NA LOC) ø	0.11	1-1-2029	300,000	300,000
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,265,693
Scottsdale AZ IDA Healthcare Series F (AGM Insured) (m)	0.38	9-1-2045	20,500,000	20,500,000

				33,910,693

Industrial Development Revenue : 0.15%

Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,200,000	3,373,568

Utilities Revenue : 0.81%

Maricopa County AZ PCR Series A ø	0.34	6-1-2043	15,000,000	15,000,000
Salt Verde Arizona Financial Corporation	5.25	12-1-2021	2,900,000	3,044,594

				18,044,594

				55,328,855

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Arkansas : 0.34%

Health Revenue : 0.07%

Batesville Arkansas Public Facilities Board Hospital White River Health System Incorporated	5.00%	6-1-2024	$1,345,000	$1,463,199

Housing Revenue : 0.27%

Arkansas Development Finance Authority Multifamily Housing Homes Project (Department of Housing and Urban Development Insured)	1.20	3-1-2024	6,000,000	6,086,760

				7,549,959

California : 8.07%

Airport Revenue : 0.03%

San Francisco CA City & County Airports Commission AMT Series H	5.00	5-1-2021	735,000	751,839

GO Revenue : 0.96%

California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	0.37	5-1-2033	21,505,000	21,505,000

Health Revenue : 2.71%

California HFFA Kaiser Permanente Series C	5.00	8-1-2031	2,450,000	2,690,076
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	0.39	7-1-2041	25,175,000	25,175,000
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	0.12	7-1-2040	15,025,000	15,025,000
California Statewide Community Development Authority Emanate Health Series A	5.00	4-1-2025	750,000	892,485
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0119 (Deutsche Bank LIQ) 144Aø	0.27	7-1-2044	4,900,000	4,900,000
Palomar CA Pomerado Health Care District Certificate of Participation Series A (AGM Insured) (m)	0.75	11-1-2036	9,850,000	9,850,000
Palomar CA Pomerado Health Care District Certificate of Participation Series B (AGM Insured) (m)	0.70	11-1-2036	1,350,000	1,350,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	0.70	11-1-2036	825,000	825,000

				60,707,561

Housing Revenue : 0.90%

California HFA MFHR	1.45	4-1-2024	3,500,000	3,530,555
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50	6-1-2022	8,700,000	8,764,554
Mizuho Floater/Residual Trust Tender Option Bond (Mizuho Capital Markets LLC LIQ) 144Aø	0.19	7-11-2040	5,000,000	5,000,000
Mizuho Floater/Residual Trust Tender Option Bond (Mizuho Capital Markets LLC LIQ) 144Aø	0.37	10-1-2036	2,998,000	2,998,000

				20,293,109

Industrial Development Revenue : 0.53%

California Infrastructure & Economic Development Bank Revenue 144A	0.45	1-1-2050	12,000,000	12,000,000

Miscellaneous Revenue : 0.45%

California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	0.44	10-1-2047	5,000,000	5,005,500
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-2 (1 Month LIBOR +0.20%) ±	0.31	10-1-2047	5,000,000	5,000,350

				10,005,850

Resource Recovery Revenue : 0.74%

California Municipal Finance Authority Waste Management Incorporated Project %%ø	0.23	10-1-2045	8,000,000	8,000,000
California PCFA Series A 144A	0.50	8-1-2023	8,500,000	8,501,955

				16,501,955

2

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 1.75%

Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.34%	3-1-2021	$23,000,000	$23,000,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.38	3-1-2036	16,295,000	16,295,000

				39,295,000

				181,060,314

Colorado : 1.16%

Airport Revenue : 0.29%

Denver CO City & County Airport Subordinate Bond Series F-2 (AGC Insured) (m)	0.40	11-15-2025	6,575,000	6,575,000

Health Revenue : 0.45%

Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	4.00	1-1-2024	530,000	556,421
Colorado HFA Catholic Health Initiatives Series 2008-D2 (Morgan Stanley Bank LIQ) 144Aø	0.22	10-1-2037	6,000,000	6,000,000
Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2020	1,175,000	1,181,968
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0841 (JPMorgan Chase & Company LIQ) 144Aø	0.16	8-1-2027	2,410,000	2,410,000

				10,148,389

Miscellaneous Revenue : 0.22%

Colorado Bridge Enterprise Central 70 Project	4.00	12-31-2023	1,385,000	1,522,974
Colorado Bridge Enterprise Central 70 Project	4.00	6-30-2024	2,000,000	2,217,600
Colorado State Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00	12-31-2024	1,000,000	1,123,410

				4,863,984

Transportation Revenue : 0.20%

Colorado E-470 Public Highway Authority Series A (1 Month LIBOR +0.42%) ±	0.52	9-1-2039	4,500,000	4,500,090

				26,087,463

Connecticut : 1.74%

Education Revenue : 0.82%

Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,000,000	7,127,540
Connecticut HEFAR Yale University issue Series B	0.55	7-1-2037	8,000,000	8,024,240
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00	11-15-2022	1,350,000	1,453,937
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00	11-15-2024	585,000	665,882
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2021	545,000	566,762
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	484,862

				18,323,223

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.47%

Bridgeport CT Series A	5.00%	6-1-2023	$655,000	$716,655
Bridgeport CT Series A	5.00	6-1-2024	800,000	901,112
Bridgeport CT Series A	5.00	6-1-2025	2,695,000	3,112,617
Connecticut Series C	3.00	6-1-2022	1,050,000	1,098,636
Connecticut Series C	3.00	6-1-2023	600,000	643,152
Connecticut Series C	3.00	6-1-2024	1,055,000	1,152,429
Connecticut Series C	4.00	6-1-2023	400,000	439,376
Connecticut Series C	4.00	6-1-2024	500,000	564,325
West Haven Connecticut BAN Series B %%	2.00	9-30-2021	2,000,000	2,021,740

				10,650,042

Housing Revenue : 0.32%

Connecticut HFA Housing Mortgage Finance Program Series A	2.40	11-15-2020	980,000	982,421
Connecticut HFA Series 25	2.30	6-15-2021	950,000	961,780
Connecticut HFA Series 25	2.50	6-15-2022	840,000	867,896
Connecticut HFA Subordinate Bond Series E-3 (GNMA/FNMA/FHLMC Insured)	1.50	11-15-2047	1,805,000	1,806,625
Waterbury CT Housing Authority Multifamily Housing Exchange Place Project	0.40	2-1-2023	2,500,000	2,500,225

				7,118,947

Tax Revenue : 0.13%

Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2023	375,000	420,109
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2024	1,000,000	1,164,900
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2025	1,150,000	1,384,221

				2,969,230

				39,061,442

Delaware : 0.20%

Miscellaneous Revenue : 0.20%

Delaware State EDA YMCA Delaware Projects Series 2007 (PNC Bank NA LOC) ø	0.14	5-1-2036	4,555,000	4,555,000

District of Columbia : 1.18%

Housing Revenue : 0.89%

District of Columbia HFA Park Southern Apartments Project (FHA Insured)	0.70	6-1-2024	20,000,000	20,047,200

Transportation Revenue : 0.29%

Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2023	3,600,000	4,072,212
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2024	2,000,000	2,351,740

				6,423,952

				26,471,152

Florida : 2.87%

Airport Revenue : 0.04%

Miami-Dade County FL Seaport Series A	5.00	10-1-2021	855,000	890,423

Education Revenue : 0.36%

Florida HEFAR Florida Institute of Technology	5.00	10-1-2023	500,000	533,195
Florida HEFAR Florida Institute of Technology	5.00	10-1-2024	250,000	270,958
Tender Option Bond Trust (Morgan Stanley Bank LIQ) 144Aø	0.42	4-1-2053	7,325,000	7,325,000

				8,129,153

4

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 1.44%

Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2523 (Barclays Bank plc LIQ) 144Aø	0.22%	8-15-2047	$4,000,000	$4,000,000
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2530 (JPMorgan Chase & Company LIQ) 144Aø	0.22	8-15-2025	10,500,000	10,500,000
Lee Memorial Health System Series B ø	0.32	4-1-2049	13,500,000	13,500,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Project Series A	5.25	8-1-2021	145,000	145,538
North Broward FL Hospital District Series B	5.00	1-1-2021	925,000	934,333
Tender Option Bond Trust Receipts/Certificates (JPMorgan Chase & Company LIQ) 144Aø	0.22	2-15-2026	3,225,000	3,225,000

				32,304,871

Housing Revenue : 0.58%

Florida Housing Finance Corporation Multifamily Mortgage Parrish Oaks Series A	1.25	2-1-2023	500,000	506,410
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	1.95	1-1-2021	1,085,000	1,088,928
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.00	7-1-2021	950,000	960,393
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.05	1-1-2022	695,000	708,087
Jacksonville FL HFA Desert-Silver LLC Project	2.25	12-1-2021	7,250,000	7,273,128
Miami-Dade County FL HFA Multifamily Housing Revenue	0.60	12-1-2022	2,500,000	2,502,775

				13,039,721

Miscellaneous Revenue : 0.36%

Pasco County FL School Board Certificates Participation Sifma Index Rate Certificates (SIFMA Municipal Swap +0.75%) ±	0.87	8-1-2032	8,000,000	8,003,600

Resource Recovery Revenue : 0.02%

Lee County FL Solid Waste System	5.00	10-1-2020	470,000	470,000

Tax Revenue : 0.05%

Miami FL Special Obligation Refunding Bond Street & Sidewalk Improvement Program (AGM Insured) 144A	5.00	1-1-2021	1,060,000	1,071,141

Transportation Revenue : 0.02%

Miami-Dade County FL Expressway Authority Series B	5.00	7-1-2022	460,000	491,367

				64,400,276

Georgia : 2.88%

Health Revenue : 0.57%

Cobb County GA Kennestone Hosital Authority Anticipation Certificates Wellstar	5.00	4-1-2025	660,000	784,423
Cobb County GA Kennestone Hospital Authority Anticipation Certificates Wellstar %%	5.00	4-1-2024	1,300,000	1,469,637
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1016 (Barclays Bank plc LIQ) 144Aø	0.17	8-15-2049	10,520,000	10,520,000

				12,774,060

Housing Revenue : 1.17%

Atlanta GA Urban Residential Finance Authority Bethel Towers I LP Apartments Project	2.07	7-1-2021	3,500,000	3,503,010
Clayton County GA Housing Authority Renaissance at Garden Walk Apartments Project	2.30	6-1-2022	13,000,000	13,165,360
Douglas County GA Housing Authority Douglass Village Apartments Project	2.25	12-1-2021	9,500,000	9,529,830

				26,198,200

5

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.35%

Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35%	10-1-2048	$7,930,000	$7,958,310

Utilities Revenue : 0.79%

Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,000,000	4,049,120
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995	2.05	10-1-2032	1,850,000	1,880,599
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 1996	2.35	10-1-2032	5,315,000	5,333,177
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008	1.65	11-1-2048	2,795,000	2,816,186
Monroe County GA Development Authority Power Company Plant Scherer Project First Series 2009	2.05	7-1-2049	2,545,000	2,587,094
Municipal Electric Authority Georgia Combined Cycle Project Series A	5.00	11-1-2020	1,000,000	1,003,670

				17,669,846

				64,600,416

Guam : 0.12%

Airport Revenue : 0.12%

Guam International Airport Authority AMT Refunding Bond Series A	3.00	10-1-2020	50,000	50,000
Guam International Airport Authority AMT Refunding Bond Series A	3.00	10-1-2021	55,000	54,765
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2022	1,000,000	1,029,640
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	1,395,000	1,455,013

				2,589,418

Hawaii : 0.09%

Health Revenue : 0.09%

Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	0.57	7-1-2039	1,955,000	1,955,000

Idaho : 0.22%

Housing Revenue : 0.22%

Idaho Housing & Finance Association Series A (FNMA LOC) ø	0.30	1-1-2038	4,915,000	4,915,000

Illinois : 8.59%

Airport Revenue : 0.14%

Chicago IL Midway Airport Series B	5.00	1-1-2021	3,200,000	3,232,768

Education Revenue : 0.07%

University of Illinois Auxiliary Facilities Series A	5.00	4-1-2022	1,070,000	1,137,581
University of Illinois Auxiliary Facilities Series A	5.00	4-1-2024	350,000	357,235

				1,494,816

GO Revenue : 1.78%

Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2024	3,670,000	3,396,328
Chicago IL Series A	5.00	1-1-2025	2,500,000	2,652,475
Chicago IL Series C	5.00	1-1-2021	1,565,000	1,583,545
Cook County IL Refunding Bond Series C	5.00	11-15-2022	3,045,000	3,306,870
Illinois	5.00	2-1-2021	3,115,000	3,144,468

6

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

Illinois	5.00%	1-1-2022	$5,915,000	$6,115,992
Illinois Series 2016	5.00	11-1-2021	5,380,000	5,543,982
Lake County IL Water Sewerage System Grainger Incorporated Project (Northern Trust Company LIQ) ø	0.26	4-1-2021	1,500,000	1,500,000
Tender Option Bond Trust Receipts/Certificates (BAM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.16	12-1-2026	6,375,000	6,375,000
Waukegan IL Series 2018B (AGM Insured)	3.00	12-30-2020	2,340,000	2,353,853
Waukegan IL Series 2018B (AGM Insured)	4.00	12-30-2021	800,000	833,872
Whiteside & Lee County IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2022	1,375,000	1,469,023
Whiteside & Lee County IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2023	1,435,000	1,573,162

				39,848,570

Health Revenue : 0.59%

Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,970,000	2,991,533
Illinois Finance Authority Healthcare System Series B-1%%	5.00	5-15-2050	1,200,000	1,381,632
Illinois Finance Authority Mercy Health Corporation	5.00	12-1-2021	1,165,000	1,222,539
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (1 Month LIBOR +1.35%) ±	1.46	5-1-2036	6,410,000	6,410,897
Illinois Finance Authority Rehabilitation Institute of Chicago	5.00	7-1-2023	1,100,000	1,205,402

				13,212,003

Housing Revenue : 0.22%

Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1119 (GNMA/FNMA/FHLMC Insured, Barclays Bank plc LIQ) 144Aø	0.17	4-1-2041	4,880,000	4,880,000

Miscellaneous Revenue : 2.11%

Chicago IL Board of Education Series B	5.00	12-1-2022	1,500,000	1,587,945
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,242,460
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,395,523
Illinois Series D	5.00	11-1-2021	7,820,000	8,030,358
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2854 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.30	6-15-2050	34,160,000	34,160,000

				47,416,286

Tax Revenue : 3.42%

Illinois Series A	5.00	6-1-2021	1,455,000	1,482,150
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ) 144Aø	0.27	1-1-2048	8,000,000	8,000,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Bank of America NA LIQ) 144Aø	0.39	1-1-2048	8,340,000	8,340,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0713 (Morgan Stanley Bank LIQ) 144Aø	0.32	1-1-2043	8,000,000	8,000,000
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	5,925,000	6,304,852
Regional Transportation Authority Illinois Series B-RMKT	0.70	6-1-2025	29,530,000	29,530,000
Tender Option Bond Trust Receipts/Certificates Series 2018 (Barclays Bank plc LIQ) 144Aø	0.22	11-15-2038	5,370,000	5,370,000
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ) 144Aø	0.27	1-1-2035	9,750,000	9,750,000

				76,777,002

Water & Sewer Revenue : 0.26%

Chicago IL Wastewater Transmission Revenue CAB Refunding Series A (National Insured) ¤	0.00	1-1-2022	3,265,000	3,199,831
Chicago IL Waterworks Refunding Bond Series 2017-2	5.00	11-1-2020	1,500,000	1,505,280
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2023	500,000	531,890
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2026	500,000	560,670

				5,797,671

				192,659,116

7

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Indiana : 0.84%

Industrial Development Revenue : 0.12%

Whiting IN Environmental Facilities North America Incorporated Project	5.00%	11-1-2047	$2,250,000	$2,633,580

Miscellaneous Revenue : 0.47%

Indiana Bond Bank Advance Funding Program Series A	3.00	1-11-2021	1,000,000	1,007,040
Indianapolis IN Local Public Improvement Bond Bank Fieldhouse Project Series B	1.45	6-1-2021	9,500,000	9,500,475

				10,507,515

Utilities Revenue : 0.25%

Mount Vernon Industry Environmental Southern Industry Gas and Electric Company	0.88	9-1-2055	5,750,000	5,756,785

				18,897,880

Kansas : 0.68%

Health Revenue : 0.17%

University of Kansas Hospital Authority Health System (U.S. Bank NA LOC) ø	0.12	9-1-2034	1,185,000	1,185,000
Wichita KS HCFR Presbyterian Manors Obligated Group	4.00	5-15-2022	1,250,000	1,253,263
Wichita KS HCFR Series I	3.75	5-15-2023	1,410,000	1,405,079

				3,843,342

Housing Revenue : 0.37%

Kansas HFA Forest Glen Apartments Project Series B	1.66	7-1-2022	8,300,000	8,379,182

Utilities Revenue : 0.14%

Burlington KS Environmental Impact Series A ø	0.24	9-1-2035	3,000,000	3,000,000

				15,222,524

Kentucky : 1.49%

Airport Revenue : 0.06%

Louisville KY Regional Airport Authority Refunding Bond AMT Series A	5.00	7-1-2021	1,250,000	1,289,113

Health Revenue : 0.48%

Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2021	825,000	840,782
Mizuho Floater / Residual Trust (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.27	5-1-2022	9,865,000	9,865,000

				10,705,782

Housing Revenue : 0.45%

Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	10,000,000	10,133,700

Utilities Revenue : 0.50%

Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	6,500,000	6,569,420
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2021	2,305,000	2,408,518
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,256,245

				11,234,183

				33,362,778

8

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana : 1.91%

Airport Revenue : 0.28%

Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00%	10-1-2040	$5,540,000	$5,601,993
New Orleans LA Aviation Board Series D-2	5.00	1-1-2021	590,000	595,983

				6,197,976

Housing Revenue : 0.18%

Louisiana Housing Corporation Hollywood Acres & Hollywood Heights Project Series 2019	1.44	12-1-2023	4,000,000	4,049,080

Industrial Development Revenue : 1.05%

Saint John The Baptist Parish LA Revenue Refunding Bond Marathon Oil Corporation Project	2.00	6-1-2037	8,045,000	8,070,422
St. James Parish LA Revenue Various Nucor Steel Series A-1 ø	0.20	11-1-2040	15,550,000	15,550,000

				23,620,422

Miscellaneous Revenue : 0.40%

Louisiana Local Government Environmental Facilities and Community Development Authority Subordinated Lien East Baton Rouge	0.88	2-1-2046	9,000,000	8,930,340

				42,797,818

Maine : 1.22%

Education Revenue : 0.04%

Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2020	200,000	201,226
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2021	300,000	313,017
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2022	370,000	399,563

				913,806

Health Revenue : 0.07%

Maine HEFA Series A	4.00	7-1-2024	755,000	846,680
Maine HEFA Series A	5.00	7-1-2023	575,000	644,500

				1,491,180

Housing Revenue : 1.11%

Maine Housing Authority Mortgage Purchase Series D-2 (TD Bank NA SPA) ø	0.14	11-15-2046	25,000,000	25,000,000

				27,404,986

Maryland : 2.60%

Health Revenue : 0.47%

Tender Option Bond Trust Receipts/Certificates (Deutsche Bank LIQ) 144Aø	0.27	8-15-2042	10,590,000	10,590,000

Housing Revenue : 1.66%

Maryland Community Development Administration Heritage Crossing II Series G	2.93	11-1-2020	7,600,000	7,610,792
Maryland Community Development Administration Willow Manor at Fairland Series I	2.93	11-1-2020	10,000,000	10,014,000
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA/GNMA Insured)	2.01	11-1-2021	5,000,000	5,045,450
Maryland Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2832 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.34	7-1-2037	14,600,000	14,600,000

				37,270,242

9

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.47%

Maryland Transportation Authority Refunding Bond AMT	5.00%	3-1-2021	$4,000,000	$4,066,560
Maryland Transportation Authority Refunding Bond AMT	5.00	3-1-2022	6,000,000	6,333,420

				10,399,980

				58,260,222

Massachusetts : 1.21%

Health Revenue : 0.45%

Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2021	130,000	133,488
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2022	115,000	121,708
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2023	125,000	135,959
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2024	125,000	139,026
Massachusetts Development Finance Agency Wellforce Incorporate Series C (AGM Insured)	5.00	10-1-2023	635,000	713,505
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) (m)	0.20	7-1-2042	5,020,000	5,020,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144Aø	0.16	10-1-2045	3,845,000	3,845,000

				10,108,686

Housing Revenue : 0.09%

Massachusetts HFA Series 212	1.45	12-1-2049	2,000,000	2,028,580

Tax Revenue : 0.20%

Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2023	1,775,000	2,006,212
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2024	2,200,000	2,585,880

				4,592,092

Transportation Revenue : 0.47%

Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	9,525,000	10,477,595

				27,206,953

Michigan : 1.74%

Education Revenue : 0.09%

Michigan Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Morgan Stanley Bank LIQ) 144Aø	0.30	11-1-2028	2,000,000	2,000,000

Health Revenue : 0.37%

Michigan Finance Authority Bronson Healthcare Group Incorporated Series 2019B	3.50	11-15-2044	800,000	847,664
Michigan Finance Authority Mclaren Health Care (SIFMA Municipal Swap +0.50%) ±	0.62	10-15-2038	7,500,000	7,500,525

				8,348,189

Housing Revenue : 0.18%

Michigan Housing Development Authority Series A	2.30	10-1-2021	4,000,000	4,005,520

10

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.49%

Michigan Finance Authority State Aid Series A-2 (JPMorgan Chase & Company LOC)	4.00%	8-20-2021	$10,500,000	$10,851,120

Tax Revenue : 0.42%

Tender Option Bond Trust Receipts/Certificates (AGM Insured, Morgan Stanley Bank LIQ) 144Aø	0.42	7-1-2043	9,410,000	9,410,000

Utilities Revenue : 0.19%

Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	4,300,000	4,319,909

				38,934,738

Minnesota : 2.19%

Education Revenue : 0.14%

Minnesota Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Morgan Stanley Bank LIQ) 144Aø	0.32	11-1-2037	3,000,000	3,000,000

GO Revenue : 1.78%

JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	0.34	6-1-2021	40,000,000	40,000,000

Health Revenue : 0.10%

Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2021	545,000	541,250
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2022	565,000	546,270
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2021	390,000	396,295
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	406,793
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	426,438

				2,317,046

Miscellaneous Revenue : 0.17%

Lake Agassiz Education Cooperative Certificate of Participation Minnesota Series A	3.00	2-1-2022	205,000	209,936
Lake Agassiz Education Cooperative Certificate of Participation Minnesota Series A	3.00	2-1-2023	255,000	265,399
Lake Agassiz Education Cooperative Certificate of Participation Minnesota Series A	3.00	2-1-2024	265,000	279,851
Minnesota Rural Water Finance Authority Public Projects Construction	1.00	8-1-2021	3,000,000	3,006,720

				3,761,906

				49,078,952

Mississippi : 0.22%

Health Revenue : 0.22%

Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	0.65	9-1-2036	5,000,000	5,000,900

Missouri : 0.71%

Health Revenue : 0.16%

RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.19	9-1-2039	3,500,000	3,500,000

Miscellaneous Revenue : 0.55%

Bridgeton MO IDA Mestek Machinery Incorporated (Santander Bank NA LOC) ø	0.50	7-1-2030	2,425,000	2,425,000
Missouri Public Utilities Commission Interim Construction Notes	0.50	3-1-2022	10,000,000	10,010,000

				12,435,000

				15,935,000

11

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Montana : 0.20%

Miscellaneous Revenue : 0.20%

Montana Board Investment Municipal Finance Consolidated Act Intercap	1.00%	3-1-2042	$4,500,000	$4,508,550

Nebraska : 0.73%

Housing Revenue : 0.11%

Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	3-1-2021	1,060,000	1,072,582
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	9-1-2021	1,390,000	1,426,126

				2,498,708

Utilities Revenue : 0.62%

Tender Option Bond Trust Receipts/Certificates Series 2016 XF1053 (Deutsche Bank LIQ) 144Aø	0.25	2-1-2049	14,000,000	14,000,000

				16,498,708

Nevada : 0.92%

GO Revenue : 0.13%

Clark County NV School District Refunding Bond Limited Tax Series A	5.00	6-15-2023	2,095,000	2,335,234
Clark County NV School District Refunding Bond Limited Tax Series C	5.00	6-15-2023	500,000	557,335

				2,892,569

Housing Revenue : 0.27%

Nevada Housing Division Multi Unit Housing Silver Terrace	1.19	10-1-2022	6,000,000	6,024,120

Tax Revenue : 0.18%

Nevada Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0866 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.16	7-1-2026	4,100,000	4,100,000

Utilities Revenue : 0.27%

Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	6,000,000	6,130,500

Water & Sewer Revenue : 0.07%

Washoe County NV Water Facility Sierra Pacific Power Company	0.63	3-1-2036	1,500,000	1,500,000

				20,647,189

New Jersey : 4.14%

Education Revenue : 0.09%

New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2021	2,000,000	2,090,360

GO Revenue : 0.30%

Newark NJ	3.50	7-27-2021	3,500,000	3,581,060
Newark NJ BAN General Capital Improvement %%	2.00	10-5-2021	1,200,000	1,215,480
Newark NJ Refunding Bond Qualified General Improvement Series A	5.00	10-1-2022	750,000	812,130
Newark NJ Refunding Bond Tax Appeal Notes Series B %%	2.00	10-5-2021	1,160,000	1,174,964

				6,783,634

Health Revenue : 0.04%

New Jersey HFFA St. Joseph’s Healthcare System Group	5.00	7-1-2021	780,000	800,194

Housing Revenue : 1.51%

New Jersey Housing & Mortgage Finance Agency Multifamily Conduit Post Road Gardens Series A	0.75	5-1-2023	3,000,000	3,015,510
New Jersey Housing & Mortgage Finance Agency Peter J McGuire Gardens Preservation Project Series G	1.45	11-1-2022	13,160,000	13,321,605

12

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)

New Jersey Housing & Mortgage Finance Agency Series A	1.75%	11-1-2020	$6,455,000	$6,462,101
New Jersey Housing & Mortgage Finance Agency Series E	2.30	11-1-2020	1,040,000	1,041,342
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	10,000,000	10,016,900

				33,857,458

Miscellaneous Revenue : 0.76%

New Jersey EDA School Facilities Construction Notes Series BBB	5.00	6-15-2021	3,910,000	4,020,614
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	832,533
New Jersey EDA Transportation Project Series B	5.00	11-1-2020	10,820,000	10,855,165
New Jersey TTFA Series A	5.25	12-15-2022	1,295,000	1,403,625

				17,111,937

Transportation Revenue : 1.21%

New Brunswick NJ Parking Authority City Guaranteed Series B (Municipal Government Guaranty Insured) %%	5.00	9-1-2022	700,000	757,694
New Brunswick NJ Parking Authority City Guaranteed Series B (BAM Insured)%%	5.00	9-1-2024	875,000	1,020,880
New Jersey Transportation Trust Fund Series B	5.00	6-15-2021	2,290,000	2,354,784
New Jersey Transportation Trust Fund Series D	5.25	12-15-2023	2,500,000	2,798,825
New Jersey Turnpike Authority Series C-5 (1 Month LIBOR +0.46%) ±	0.57	1-1-2028	20,330,000	20,325,934

				27,258,117

Water & Sewer Revenue : 0.23%

New Jersey EDA Refunding Bond AMT American Water Company Incorporated	1.20	11-1-2034	5,000,000	5,074,150

				92,975,850

New Mexico : 0.06%

Health Revenue : 0.06%

New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2021	220,000	225,700
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2022	445,000	473,302
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2023	665,000	730,902

				1,429,904

New York : 11.92%

Airport Revenue : 0.11%

New York Transportation Development Corporation Special Refunding Bond Terminal One Group Association	5.00	1-1-2021	2,500,000	2,518,850

GO Revenue : 3.60%

Cortland NY Enlarged City School District Anticipation Notes	1.50	7-30-2021	2,500,000	2,517,775
Elmira City NY Tax Anticipation Notes	4.00	5-27-2021	790,000	790,932
Hempstead NY Union Free School District Anticipation Notes	1.75	12-15-2020	1,625,000	1,628,185
Island Park NY BAN Series D	1.25	6-16-2021	2,192,000	2,203,596
Long Beach NY Public Improvement Series A	5.00	9-1-2022	1,770,000	1,904,219
Long Beach NY Public Improvement Series A	5.00	9-1-2023	2,075,000	2,306,176
Nassau County NY General Improvement Series B	5.00	10-1-2020	1,305,000	1,305,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) (m)	0.40	8-1-2026	1,975,000	1,975,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) (m)	0.40	10-1-2027	14,400,000	14,400,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured) (m)	0.40	6-1-2036	425,000	425,000

13

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

New York NY Series J Subordinate Bond Series J3 (AGM Insured) (m)	0.40%	6-1-2036	$5,375,000	$5,375,000
New York NY Subordinate Bond Series C-4 (AGM Insured) (m)	0.40	1-1-2032	800,000	800,000
Oyster Bay NY BAN Series C	4.00	8-27-2021	23,000,000	23,741,290
Oyster Bay NY Public Improvement Series B	3.00	2-1-2021	2,260,000	2,278,238
Oyster Bay NY Water District Series B	2.00	3-12-2021	5,000,000	5,036,400
Rockland County NY Tax Anticipation Notes	2.00	4-1-2021	8,000,000	8,065,520
Suffolk County NY Series A	5.00	3-19-2021	6,000,000	6,112,260

				80,864,591

Health Revenue : 0.21%

Broome County NY Local Development Corporation United Health Services Hospital Incorporate Project (AGM Insured)	5.00	4-1-2025	500,000	596,215
Broome County NY Local Development Corporation United Health Services Hospital Incorporate Project (AGM Insured)	5.00	4-1-2024	500,000	576,670
New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2020	800,000	803,576
Tender Option Bond Trust (FHA Insured, Bank of America NA LIQ) 144Aø	0.16	2-1-2050	2,800,000	2,800,000

				4,776,461

Housing Revenue : 1.36%

New York City NY Housing Development Corporation Multifamily Housing Series G ø	0.20	5-1-2052	15,000,000	14,997,450
New York Mortgage Agency Homeowner Revenue Series 183	3.50	4-1-2022	1,200,000	1,248,384
New York Mortgage Agency Homeowner Revenue Series 198	1.50	10-1-2020	2,235,000	2,235,000
New York NY Housing Development Corporation Series A-3	1.13	5-1-2060	4,000,000	4,029,400
New York NY Housing Development Corporation Series G-2	2.00	11-1-2057	7,970,000	7,974,702

				30,484,936

Industrial Development Revenue : 0.97%

New York Energy Research & Development Authority PCR Keyspan Generation Series A (Ambac Insured) (m)	1.35	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2022	2,000,000	2,054,340
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	12,750,000	13,293,660
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	5,250,000	5,563,163

				21,811,163

Miscellaneous Revenue : 0.32%

Board Cooperative Educational Services New York Sole Supervisory District Anticipation Notes %%	1.50	9-29-2021	7,000,000	7,069,370

Tax Revenue : 1.45%

New York Dormitory Authority Personal Income Tax Revenue Series B	5.00	3-31-2021	18,000,000	18,432,540
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Mizuho Bank Limited SPA) ø	0.13	8-1-2043	4,000,000	4,000,000
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	0.92	11-1-2022	10,075,000	10,130,211

				32,562,751

Transportation Revenue : 3.45%

New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	3,950,000	3,991,554
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	4,050,000	4,175,469
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	0.65	11-1-2041	6,255,000	5,917,105
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	0.57	11-15-2044	18,460,000	17,543,461
New York Metropolitan Transportation Authority Subordinate Bond Series G-1F (1 Month LIBOR +0.65%) ±	0.75	11-1-2026	24,965,000	24,520,623
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XG0290 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.16	11-15-2050	9,730,000	9,730,000

14

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)

Triborough Bridge & Tunnel Authority Series A	5.00%	11-15-2023	$1,570,000	$1,755,511
Triborough Bridge & Tunnel Authority Series B-4 (1 Month LIBOR +0.70%) ±	0.80	1-1-2032	9,730,000	9,736,033

				77,369,756

Utilities Revenue : 0.45%

Long Island Power Authority NY Electric System Revenue General Series B	0.85	9-1-2050	10,000,000	10,049,800

				267,507,678

North Carolina : 1.41%

Airport Revenue : 0.33%

North Carolina Tender Option Bond Trust Receipts/Floater Certificates Series 2017-ZF2490 (Barclays Bank plc LIQ) 144Aø	0.15	7-1-2042	7,500,000	7,500,000

Housing Revenue : 0.74%

Charlotte NC Housing Authority Heritage Park Housing LP	1.45	6-1-2022	7,500,000	7,553,175
Charlotte NC Housing Authority West Tyvola Seniors LLC	2.23	12-1-2021	6,000,000	6,018,660
Durham NC Housing Authority Morreene Road Apartments Project	1.30	1-1-2021	3,100,000	3,100,000

				16,671,835

Resource Recovery Revenue : 0.34%

North Carolina Capital Finance Republic Services Incorporated Project Series 2013	0.70	6-1-2038	7,500,000	7,500,900

				31,672,735

North Dakota : 0.51%

Housing Revenue : 0.38%

North Dakota Housing Finance Agency Home Mortgage Finance Program Series B (SIFMA Municipal Swap +0.40%) ±	0.52	1-1-2043	8,500,000	8,502,890

Miscellaneous Revenue : 0.13%

Horace ND Series A	1.90	8-1-2022	3,000,000	3,003,660

				11,506,550

Ohio : 2.08%

Education Revenue : 0.05%

Ohio Higher Educational Facility Commission	5.00	5-1-2025	885,000	1,051,964

GO Revenue : 0.78%

Chillicothe Ohio BAN Sanitary Sewer Improvements	1.00	9-29-2021	1,140,000	1,145,871
Fairfield OH BAN	2.25	4-27-2021	1,770,000	1,785,027
Lorain County OH BAN	3.00	2-6-2021	4,510,000	4,545,900
Newark OH BAN	1.25	9-29-2021	2,900,000	2,923,577
Newark OH BAN	1.25	9-29-2021	3,000,000	3,024,390
Newark OH BAN	3.00	12-17-2020	965,000	970,365
North Olmsted OH BAN Capital Improvement and Equipment	2.00	3-10-2021	1,025,000	1,030,187
Tipp City OH BAN	2.00	2-11-2021	2,000,000	2,012,260

				17,437,577

Health Revenue : 0.29%

Allen County OH Mercy Health Hospital	5.00	12-1-2024	2,325,000	2,750,638
Allen County OH Mercy Health Hospital Series A	5.00	8-1-2021	2,795,000	2,902,216
Lucas County OH Hospital Promedica Healthcare Series D	5.00	11-15-2021	715,000	742,420

				6,395,274

15

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.52%

Cuyahoga OH Metropolitan Housing Authority Multifamily Housing Riverside Park Phase 2 Project	2.00%	4-1-2022	$4,750,000	$4,788,190
Mizuho Floater/Residual Trust Various States Series 2019-MIZ9001 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.32	7-1-2059	4,365,000	4,365,000
Ohio Housing Finance Agency Multifamily Housing Lima Apartments Project Series A	0.45	2-1-2023	2,600,000	2,601,248

				11,754,438

Miscellaneous Revenue : 0.18%

American Municipal Power Ohio Incorporate BAN Electric System Improvement	1.50	8-12-2021	645,000	651,115
Orange Village OH BAN	1.00	8-26-2021	3,400,000	3,420,196

				4,071,311

Utilities Revenue : 0.26%

Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	5,000,000	5,899,350

				46,609,914

Oklahoma : 0.10%

Miscellaneous Revenue : 0.10%

Kay County OK Public Building Authority	4.00	4-1-2021	350,000	354,704
Kay County OK Public Building Authority	4.00	4-1-2022	400,000	415,600
Kay County OK Public Building Authority	4.00	4-1-2023	450,000	478,800
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2023	330,000	354,470
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2024	525,000	574,912

				2,178,486

Oregon : 0.77%

Airport Revenue : 0.06%

Port of Portland OR Portland International Airport AMT	5.00	7-1-2022	1,200,000	1,284,432

Education Revenue : 0.08%

Yamhill County OR Linfield University Project Series A %%	4.00	10-1-2021	330,000	336,818
Yamhill County OR Linfield University Project Series A %%	4.00	10-1-2022	500,000	519,545
Yamhill County OR Linfield University Project Series A %%	4.00	10-1-2024	850,000	908,208

				1,764,571

Health Revenue : 0.16%

Tender Option Bond Trust (AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.20	2-15-2028	3,750,000	3,750,000

Industrial Development Revenue : 0.47%

Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	10,515,800

				17,314,803

Other : 0.92%

Education Revenue : 0.92%

Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0094 (Deutsche Bank LIQ) 144Aø	0.35	10-1-2041	20,560,000	20,560,000

Pennsylvania : 4.40%

Education Revenue : 0.76%

Chester County PA HEFA Immaculata University Project	5.00	11-1-2020	550,000	549,313
Chester County PA HEFA Immaculata University Project	5.00	11-1-2021	580,000	571,149

16

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1	3.75%	5-1-2044	$2,000,000	$2,015,280
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3	3.00	5-1-2033	2,000,000	2,054,280
Pennsylvania HEFA Independent Colleges Series I4	2.72	11-1-2031	3,000,000	3,043,650
Pennsylvania HEFA Wilkes University Project Series A	5.00	3-1-2021	390,000	392,878
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R-1	2.25	11-1-2041	5,000,000	5,026,350
Philadelphia PA IDA Thomas Jefferson University Series B ø	0.35	9-1-2050	3,500,000	3,500,000

				17,152,900

GO Revenue : 0.22%

Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	805,323
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2023	1,000,000	1,085,820
Allentown PA City School District Tax & Revenue Anticipation Notes	2.38	3-31-2021	1,800,000	1,800,090
Hollidaysburg PA Area School District	4.00	7-15-2023	525,000	573,615
Octorara PA Area School District (AGM Insured)	4.00	4-1-2025	600,000	690,060

				4,954,908

Health Revenue : 0.24%

Berks County PA Municipal Authority Tower Health Project Series A	5.00	2-1-2022	500,000	517,775
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2020	505,000	504,798
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	3.00	12-1-2021	560,000	564,530
Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,356,000
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	2,595,000	2,549,406

				5,492,509

Housing Revenue : 0.73%

Pennsylvania HFA Limited Obligation Norris Homes Phase V	1.40	1-1-2043	10,500,000	10,699,605
Pennsylvania HFA Series 114A	2.90	10-1-2021	3,145,000	3,211,108
Pennsylvania Housing Finance Agency Sharpsburg Towers Series B	2.40	12-1-2021	2,500,000	2,508,475

				16,419,188

Miscellaneous Revenue : 0.75%

Bethlehem PA School District Revenue (1 Month LIBOR +0.48%) ±	0.59	7-1-2031	9,975,000	9,904,078
Butler County General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA) ø	0.15	9-1-2027	1,560,000	1,560,000
Pennsylvania EDFA Refunding Bond Philadelphia Bioslides Facility	3.00	1-1-2024	865,000	914,123
Pittsburgh and Allegheny County PA Sports and Exhibition Authority Regional Asset District (AGM Insured)	4.00	2-1-2025	1,860,000	2,134,294
Southeastern PA Transportation	5.00	6-1-2024	1,000,000	1,161,770
Southeastern PA Transportation	5.00	6-1-2025	1,000,000	1,200,870

				16,875,135

Resource Recovery Revenue : 0.36%

Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project	0.45	8-1-2045	8,000,000	8,000,480

Tax Revenue : 0.28%

Philadelphia PA School District AMT Series A	4.00	6-30-2021	6,000,000	6,167,820

Tobacco Revenue : 0.25%

Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.20	6-1-2034	5,650,000	5,650,000

17

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.26%

Pennsylvania Turnpike Series B %%	5.00%	12-1-2023	$425,000	$488,070
Pennsylvania Turnpike Series B %%	5.00	12-1-2024	450,000	536,193
Tender Option Bond Trust (AGM Insured, Citibank NA LIQ) 144Aø	0.18	6-1-2025	4,750,000	4,750,000

				5,774,263

Water & Sewer Revenue : 0.55%

Allegheny County PA Sanitary Authority Series A %%	4.00	6-1-2024	300,000	339,882
Allegheny County PA Sanitary Authority Series A %%	4.00	6-1-2025	150,000	174,599
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	0.77	9-1-2040	11,730,000	11,730,000
				12,244,481

				98,731,684

Rhode Island : 0.25%

Health Revenue : 0.25%

Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2022	1,250,000	1,324,900
Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2023	1,300,000	1,421,108
Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2024	2,475,000	2,777,841

				5,523,849

South Carolina : 1.74%

Health Revenue : 1.23%
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2021	425,000	429,794
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2022	455,000	469,715
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.37	5-1-2048	26,700,000	26,700,000

				27,599,509

Housing Revenue : 0.33%

South Carolina Housing Finance & Development Authority Lorick Place Apartments Project	2.43	11-1-2021	7,500,000	7,512,675

Water & Sewer Revenue : 0.18%

Laurens County South Carolina Water and Sewer Commission Waterworks Distribution System BAN	1.38	2-1-2022	4,000,000	4,027,560

				39,139,744

Tennessee : 0.52%

Health Revenue : 0.13%

Greeneville TN HEFA Board Series 2018A	5.00	7-1-2022	1,280,000	1,362,675
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1	1.55	11-15-2030	1,500,000	1,501,620

				2,864,295

Housing Revenue : 0.02%

Chattanooga TN Health Educational & Housing Facility Board Ridgeway Apartments Project	1.63	12-1-2021	500,000	504,125

Utilities Revenue : 0.37%

Memphis Tennessee Electric System Series A	4.00	12-1-2021	285,000	297,891
Memphis Tennessee Electric System Series A	4.00	12-1-2022	435,000	470,918
Memphis TN Electric System Series A	5.00	12-1-2023	425,000	488,491
Memphis TN Electric System Series A	5.00	12-1-2024	500,000	596,780
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	4,690,000	5,050,942
Tennessee Energy Acquisition Corporation Series A	5.00	2-1-2022	1,300,000	1,376,336

				8,281,358

				11,649,778

18

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas : 12.56%

Airport Revenue : 0.20%

Dallas TX Fort Worth International Airport Series A	5.00%	11-1-2024	$1,500,000	$1,766,250
Houston TX Airport System Series C	5.00	7-1-2022	2,500,000	2,689,050

				4,455,300

GO Revenue : 5.08%

Burleson TX Independent School District	2.50	2-1-2047	7,885,000	8,204,343
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	4,355,000	4,425,333
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	7,015,000	7,128,292
El Paso TX Independent School District Maintenance Tax Notes	2.50	2-1-2040	3,500,000	3,564,715
Fort Bend TX Independent School District School Building Series B	0.88	8-1-2050	4,000,000	4,032,160
Galveston TX Dickinson Independent High School District	1.35	8-1-2037	3,200,000	3,228,736
Goose Creek TX Consolidated Independent School District School Building Series B %%	0.27	10-1-2049	5,000,000	5,000,000
Katy TX Independent School District Series 2015C (1 Month LIBOR +0.28%) ±	0.38	8-15-2036	9,120,000	9,090,725
North East TX Independent School District Series B	1.42	8-1-2040	1,165,000	1,169,427
Northside TX Independent School District Building Project	1.60	8-1-2049	2,860,000	2,971,998
Northside TX Independent School District School Building %%	0.70	6-1-2050	10,000,000	9,987,800
Northside TX Independent School District School Building Bond	2.00	6-1-2046	2,135,000	2,159,488
Plainview TX Independent School District Series B	1.50	2-15-2050	9,000,000	9,242,280
Texas Tax Anticipation Notes	4.00	8-26-2021	40,500,000	41,887,530
Tomball TX Independent School District School Building Series B-1	0.45	2-15-2036	2,000,000	2,000,980

				114,093,807

Health Revenue : 0.91%

Board of Managers Joint Guadalupe Refunding & Improvement Project	5.00	12-1-2021	1,000,000	1,040,330
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) (m)	0.37	7-1-2031	6,225,000	6,225,000
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann	5.00	6-1-2032	3,000,000	3,538,320
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) (m)	0.36	7-1-2031	5,475,000	5,475,000
Harris County TX Health Facilities Development Corporation Series A4 (AGM Insured) (m)	0.38	7-1-2031	4,075,000	4,075,000

				20,353,650

Housing Revenue : 2.85%

Alamito TX Public Facilities Corporation MFHR Housing Authority City of El Paso Rental Assistance Demonstration Conversion Program (Department of Housing and Urban Development Insured)	1.51	5-1-2037	10,000,000	10,100,400
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	2,000,000	2,024,560
Austin TX Affordable PFC Incorporated MFHR Bridge Granada Apartments	1.46	6-1-2023	2,125,000	2,164,546
Mizuho Floater/Residual Trust Series 2019 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.37	9-1-2039	3,900,000	3,900,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series2019-MIZ9010 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.45	4-1-2034	17,000,000	17,000,000
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured) %%	0.35	9-1-2023	6,500,000	6,498,180
Port Aransas TX Public Facilities Corporation MFHR Palladium Port Aransas Apartments	0.70	1-1-2024	6,200,000	6,212,586

19

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)

San Antonio TX Housing Trust Finance Corporation Majestic Ranch Apartments LP (FHA Insured)	1.40%	7-1-2022	$6,000,000	$6,072,120
Texas Capital Area Housing Finance Agency MFHR Mission Trail at El Camino Real Apartments	2.10	9-1-2037	9,750,000	9,872,558

				63,844,950

Industrial Development Revenue : 0.72%

Austin TX Convention First Tier Series A	5.00	1-1-2022	400,000	410,832
Austin TX Convention First Tier Series A	5.00	1-1-2023	750,000	776,910
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project ø	0.18	6-1-2041	15,000,000	15,000,000

				16,187,742

Resource Recovery Revenue : 0.49%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.43	11-1-2040	11,000,000	11,000,000

Transportation Revenue : 1.17%

Harris County TX Senior Lien Toll Road Series B	1.45	8-15-2021	7,635,000	7,668,594
RBC Municipal Products Incorporated Trust Floaters Series E-145 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.15	9-8-2021	3,000,000	3,000,000
Tender Option Bond Trust Receipts Series 2019-XM0753 (Deutsche Bank LIQ) 144Aø	0.37	8-1-2057	9,635,000	9,635,000
Tender Option Bond Trust Receipts Series 2019-XM0756 (Deutsche Bank LIQ) 144Aø	0.47	6-30-2058	6,000,000	6,000,000

				26,303,594

Utilities Revenue : 0.96%

San Antonio TX Electric & Gas Systems Refunding Bond Series B	2.00	2-1-2033	11,440,000	11,560,463
San Antonio TX Junior Lien Series D	3.00	12-1-2045	10,000,000	10,042,500

				21,602,963

Water & Sewer Revenue : 0.18%

Houston TX Combined Utility System Revenue Series C (1 Month LIBOR +0.36%) ±	0.47	5-15-2034	4,000,000	3,990,400

				281,832,406

Utah : 0.45%

Education Revenue : 0.45%

University of Utah (Citibank NA LIQ) 144Aø	0.16	8-1-2021	10,000,000	10,000,000

Vermont : 0.09%

Education Revenue : 0.09%

Vermont Educational & Health Buildings Saint Michaels College Project	5.00	10-1-2023	1,185,000	1,237,970
Vermont Educational & Health Buildings Saint Michaels College Project	5.00	10-1-2024	675,000	703,715

				1,941,685

Virginia : 0.89%

Industrial Development Revenue : 0.19%

Louisa VA IDA Pollution Control Virginia Electric & Power Company Series A	1.90	11-1-2035	4,000,000	4,134,800

Miscellaneous Revenue : 0.13%

Louisa Virginia Industrial Development Authority Electric and Power Company Project Series A	0.75	11-1-2035	3,000,000	2,998,230

20

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.57%

Halifax County VA Electric and Power Company Project	0.45%	12-1-2041	$4,000,000	$4,000,000
Wise County IDA Waste & Sewage Disposal Revenue	1.20	11-1-2040	3,525,000	3,586,547
Wise County VA Industrial Development Authority Solid Waste and Sewage Disposal Revenue Virginia Electric and Power Company Project Series A	0.75	10-1-2040	5,250,000	5,241,863

				12,828,410

				19,961,440

Washington : 1.50%

Airport Revenue : 0.13%

Port of Seattle Washington AMT Intermediate Lien Series C	5.00	4-1-2025	2,500,000	2,889,300

Health Revenue : 0.31%

Washington Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0424 (JPMorgan Chase & Company LIQ) 144Aø	0.32	2-1-2021	7,000,000	7,000,000

Housing Revenue : 0.52%

Washington Housing Finance Commission Columbia Park Apartments Project (FHA/GNMA Insured)	1.39	7-1-2022	5,200,000	5,239,156
Washington Housing Finance Commission SAG Portfolio Project	2.55	7-1-2022	6,250,000	6,351,063

				11,590,219

Utilities Revenue : 0.54%

Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap +0.29%) ±	0.41	5-1-2045	10,000,000	10,000,400
Seattle WA Municipal Light & Power Series C1 (SIFMA Municipal Swap +0.25%) ±	0.37	11-1-2021	1,055,000	1,055,148
Seattle WA Municipal Light & Power Series C2 (SIFMA Municipal Swap +0.25%) ±	0.37	11-1-2021	1,055,000	1,055,148

				12,110,696

				33,590,215

West Virginia : 1.02%

Health Revenue : 0.40%

West Virginia Hospital Finance Authority United Health System	5.00	6-1-2022	4,000,000	4,288,160
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2024	4,000,000	4,606,080

				8,894,240

Housing Revenue : 0.22%

West Virginia Housing Development Brookpark Place Project	1.65	8-1-2022	5,000,000	5,052,600

Utilities Revenue : 0.40%

West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Amos Project	1.00	1-1-2041	5,650,000	5,619,264
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	3,250,000	3,351,985

				8,971,249

				22,918,089

Wisconsin : 3.17%

Education Revenue : 0.06%

Wisconsin PFA Gardner Webb University 144A	5.00	7-1-2021	1,360,000	1,371,533

21

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.10%

Dane County WI AMT Promissory Notes Apartment Project Series D	2.50%	6-1-2022	$445,000	$451,217
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	993,730
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2021	735,000	750,685

				2,195,632

Health Revenue : 0.92%

Public Finance Authority Wisconsin Hospital Renown Regional Medical Center Project Series A %%	5.00	6-1-2025	385,000	460,961
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	0.67	8-15-2054	7,065,000	7,066,696
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	10,000,000	11,490,800
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2020	100,000	100,155
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2021	110,000	112,236
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2022	120,000	124,091
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2023	125,000	131,090
Wisconsin HEFA St. Camillus Health System Series A	5.00	7-1-2024	945,000	1,090,832

				20,576,861

Housing Revenue : 1.56%

Wisconsin Housing & EDA Series A	2.80	3-1-2022	1,070,000	1,098,580
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2871 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.54	11-1-2025	33,847,000	33,847,000

				34,945,580

Miscellaneous Revenue : 0.08%

Osceola Wisconsin Anticipation Notes	3.00	12-1-2021	1,800,000	1,820,592

Resource Recovery Revenue : 0.38%

La Crosse WI Resource Recovery Northern States Power Company Project	6.00	11-1-2021	2,500,000	2,644,325
Wisconsin PFA Series A-2	0.45	10-1-2025	6,000,000	6,000,360

				8,644,685

Tax Revenue : 0.07%

Whitehall WI School District Tax Revenue Anticipation Notes	2.00	10-26-2020	1,650,000	1,651,585

				71,206,468

Wyoming : 0.07%

Utilities Revenue : 0.07%

Converse County WY Pollution Control PacifiCorp Projects ø	0.18	12-1-2020	1,485,000	1,485,000

Total Municipal Obligations (Cost $2,231,783,026)				2,239,018,035

Closed End Municipal Bond Fund Obligations : 1.75%

California : 0.31%

Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (70 Shares) 0.68% 144Aø			7,000,000	7,000,000

Massachusetts : 0.22%

Nuveen Massachusetts Dividend Advantage Municipal Income Fund Preferred Shares (50 Shares) 0.68% 144ø			5,000,000	5,000,000

New York : 1.08%

Nuveen New York AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares A (242 Shares) 0.68% 144Aø			24,200,000	24,200,000

22

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2020 (unaudited)

			Principal	Value
Other : 0.14%

Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (3,000 shares) 0.21% 144Aø			$3,000,000	$3,000,000

Total Closed End Municipal Bond Fund Obligations (Cost $39,200,000)				39,200,000

		Yield	Shares
Short-Term Investments : 0.09%

Investment Companies : 0.09%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		0.03%	1,959,140	1,959,532

Total Short-Term Investments (Cost $1,959,532)				1,959,532

Total investments in securities (Cost $2,272,942,558)	101.64%			2,280,177,567

Other assets and liabilities, net	(1.64)			(36,813,525)

Total net assets	100.00%			$2,243,364,042

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit

23

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

24

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$6,556,901	$275,144,623	$(279,737,716)	$(4,186)	$(90)	$1,232	$1,959,532	0.09%

Wells Fargo Ultra Short Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$2,239,018,035	$0	$2,239,018,035
Closed end municipal bond fund obligations	0	39,200,000	0	39,200,000
Short-term investments
Investment companies	1,959,532	0	0	1,959,532

Total assets	$1,959,532	$2,278,218,035	$0	$2,280,177,567

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 94.41%

Guam : 4.86%

Airport Revenue : 2.14%

Guam International Airport Authority Series C (AGM Insured)	6.13%	10-1-2043	$1,500,000	$1,638,784
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,135,460
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	511,078

				3,285,322

Miscellaneous Revenue : 0.94%

Guam Education Financing Foundation Refunding Bond Certificate of Participation Series 2016A	5.00	10-1-2022	1,400,000	1,440,950

Tax Revenue : 0.84%

Guam Government Business Privilege Tax Revenue Series 2011A	5.00	1-1-2021	670,000	675,005
Guam Government Limited Obligation Bonds Section 30 Series A	5.00	12-1-2021	600,000	621,000

				1,296,005

Utilities Revenue : 0.32%

Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	500,000

Water & Sewer Revenue : 0.62%

Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	361,854
Guam Government Waterworks Authority Water and Wastewater Refunding Bond	5.00	7-1-2034	500,000	586,645

				948,499

				7,470,776

Illinois : 3.15%

GO Revenue : 1.65%

Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	1,000,000	842,320
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,178,300
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	514,335

				2,534,955

Miscellaneous Revenue : 0.78%

Illinois	5.50	7-1-2026	250,000	265,010
Illinois Series C	5.00	11-1-2029	630,000	671,290
Illinois Series D	5.00	11-1-2021	250,000	256,725

				1,193,025

Tax Revenue : 0.66%

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	970,000	1,012,292

Water & Sewer Revenue : 0.06%

Chicago IL Waterworks Unrefunded Bond (AGM Insured)	5.00	11-1-2020	95,000	95,373

				4,835,645

1

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Michigan : 0.07%

Miscellaneous Revenue : 0.07%

Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00%	11-1-2021	$110,000	$110,004

New Jersey : 1.62%

Miscellaneous Revenue : 0.71%

New Jersey EDA Series EE	5.00	9-1-2023	1,070,000	1,086,275

Transportation Revenue : 0.91%

New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,400,340

				2,486,615

New York : 1.68%

Education Revenue : 0.69%

Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,058,160

GO Revenue : 0.99%

Suffolk County NY Series A	5.00	3-19-2021	1,500,000	1,528,065

				2,586,225

Puerto Rico : 0.20%

Transportation Revenue : 0.20%

Puerto Rico Highway & Transportation Authority Refunding Bond Series L (BHAC/FGIC Insured)	5.25	7-1-2021	300,000	309,327

Texas : 1.51%

GO Revenue : 1.51%

Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	2,312,540

Virgin Islands : 1.48%

Tax Revenue : 1.48%

Virgin Islands PFA Gross Receipts Taxes Loan Notes (National Insured)	4.00	10-1-2020	450,000	450,000
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	255,000	264,422
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	1,500,000	1,557,840

				2,272,262

Wisconsin : 79.84%

Education Revenue : 9.66%

Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	2.75	4-1-2021	1,080,000	1,094,062
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,561,050
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,279,235
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	675,000	694,116

2

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)

Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00%	7-1-2032	$1,500,000	$1,533,855
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2042	1,000,000	1,014,320
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2021	425,000	428,298
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2022	280,000	288,694
Wisconsin HEFA Revenue Lawrence University	4.00	3-15-2040	1,555,000	1,667,411
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2045	1,685,000	1,772,974
Wisconsin HEFA Revenue Various Refunding Bond Medical College Series B (U.S. Bank NA LOC) ø	0.10	12-1-2033	2,500,000	2,500,000

				14,834,015

GO Revenue : 1.61%

Milwaukee WI Series B6	2.00	4-1-2021	175,000	176,547
Milwaukee WI Series B6	3.00	4-1-2024	570,000	619,436
Milwaukee WI Series B6	5.00	4-1-2022	350,000	374,938
Milwaukee WI Series B6	5.00	4-1-2023	580,000	648,637
Milwaukee WI Series B6	5.00	4-1-2025	550,000	660,165

				2,479,723

Health Revenue : 16.44%

Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2027	175,000	221,134
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2028	150,000	192,470
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2029	150,000	196,020
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2030	275,000	355,685
Wisconsin HEFA Beloit Health System Incorporated	4.00	7-1-2036	3,000,000	3,435,000
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2029	1,270,000	1,635,354
Wisconsin HEFA Marshfield Clinic Health System	3.00	2-15-2031	230,000	238,807
Wisconsin HEFA Marshfield Clinic Health System	3.25	2-15-2032	185,000	195,094
Wisconsin HEFA Marshfield Clinic Health System	5.00	2-15-2047	3,385,000	3,846,376
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	485,036
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	781,027
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	596,940
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	583,794
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	1,055,133
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	644,804
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	1,098,468
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	701,799
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	300,000	366,156
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	4.00	12-1-2035	1,000,000	1,070,770
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2025	1,500,000	1,725,855
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2026	1,740,000	1,989,951
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2049	250,000	284,203
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,250,000	3,558,718

				25,258,594

Housing Revenue : 18.33%

Green Bay Wisconsin HEFA Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2028	125,000	129,095
Green Bay Wisconsin HEFA Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2029	250,000	256,640
Green Bay Wisconsin HEFA Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2030	375,000	382,031

3

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)

Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (JPMorgan Chase & Company LOC) ø	0.12%	8-15-2034	$4,000,000	$4,000,000
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	25,000	25,042
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	178,735
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,491,682
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,259,590
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC) ø	0.23	8-1-2046	1,480,000	1,480,000
Wisconsin Housing & EDA Series A (FHLB SPA) ø	0.12	4-1-2046	2,935,000	2,935,000
Wisconsin Housing & EDA Series A	1.95	12-1-2020	55,000	55,140
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	103,952
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	131,478
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,679,443
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	836,448
Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,830,000	2,837,471
Wisconsin Housing & EDA Series A	1.70	11-1-2052	1,600,000	1,624,576
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,212,180
Wisconsin Housing & EDA Series B (FHLB SPA) ø	0.12	5-1-2055	1,465,000	1,465,000
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,075,650

				28,159,153

Industrial Development Revenue : 2.60%

Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (CoBank ACB LOC) ø	0.16	5-1-2037	4,000,000	4,000,000

Miscellaneous Revenue : 16.94%
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2031	1,310,000	1,473,986
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	992,898
Ashwaubenon WI CDA Lease Revenue CAB Brown County Expo Center ¤	0.00	6-1-2049	8,000,000	2,749,200
Kaukauna WI RDA	3.75	6-1-2032	850,000	921,001
Kaukauna WI RDA	4.00	6-1-2021	310,000	317,747
Kaukauna WI RDA	4.00	6-1-2022	235,000	249,664
Kaukauna WI RDA	4.00	6-1-2023	200,000	218,122
Kaukauna WI RDA	4.00	6-1-2025	425,000	486,855
Kaukauna WI RDA	4.00	6-1-2028	425,000	478,189
Kaukauna WI RDA	4.00	6-1-2035	900,000	981,936
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	273,841
Milwaukee WI RDA Lease Revenue Public Schools	5.00	11-15-2033	750,000	914,055
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2028	325,000	401,047
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	820,436
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,211,530
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	604,785
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,261,393
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,233,990
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	920,003
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2021	3,330,000	3,461,702
Milwaukee WI RDA Revenue Refunding Bond Milwaukee Public Schools (National Insured)	4.00	8-1-2023	1,025,000	1,127,162
Warrens WI CDA Economic Improvements	5.10	11-1-2020	70,000	69,697
Weston WI CDA Series A	1.50	10-1-2020	500,000	500,000
Weston WI CDA Series A	1.60	10-1-2021	340,000	343,784
Weston WI CDA Series A	1.75	10-1-2022	200,000	205,892
Weston WI CDA Series A	1.90	10-1-2023	800,000	838,504
Weston WI CDA Series A	2.00	10-1-2024	625,000	665,769
Weston WI CDA Series A	2.15	10-1-2025	615,000	667,638
Weston WI CDA Series A	2.25	10-1-2026	940,000	1,023,519
Weston WI CDA Series A	2.40	10-1-2027	570,000	618,581

				26,032,926

4

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax Revenue : 14.26%

Mount Pleasant WI Tax Increment Series 2018A		4.00%	4-1-2035	$1,295,000	$1,500,063
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)		5.50	12-15-2021	2,000,000	2,128,280
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)		5.50	12-15-2023	1,600,000	1,862,192
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)		5.50	12-15-2026	2,435,000	3,007,493
Warrens WI CDA Interim Workout Extension		3.70	11-1-2029	155,045	90,255
Wisconsin Center District CAB (AGM Insured) ¤		0.00	12-15-2030	295,000	232,304
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (BAM Insured) ¤		0.00	12-15-2033	2,985,000	1,938,608
Wisconsin Center District CAB Series A (National Insured) ¤		0.00	12-15-2027	100,000	85,906
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2022	730,000	794,182
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2030	2,100,000	2,231,040
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)		5.25	12-15-2023	1,545,000	1,658,990
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)		5.25	12-15-2027	220,000	276,731
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)		5.25	12-15-2023	605,000	682,259
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)		5.25	12-15-2027	785,000	978,911
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2032	1,100,000	1,225,697
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2033	920,000	1,016,582
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2034	2,000,000	2,194,040

					21,903,533

					122,667,944

Total Municipal Obligations (Cost $138,273,660)					145,051,338

Total investments in securities (Cost $138,273,660)	94.41%				145,051,338

Other assets and liabilities, net	5.59				8,595,256

Total net assets	100.00%				$153,646,594

¤	The security is issued in zero coupon form with no periodic interest payments.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
National	National Public Finance Guarantee Corporation

5

Portfolio of investments — September 30, 2020 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

6

Wells Fargo Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in Municipal obligations	$0	$145,051,338	$0	$145,051,338

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.